UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 – June 30, 2006

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2006 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA PREMIER VIP TRUST

SEMI-ANNUAL REPORT

June 30, 2006

AXA CONSERVATIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2006

EQ/Short Duration Bond Portfolio	39.1%
AXA Premier VIP Core Bond Portfolio	15.9
EQ/Long Term Bond Portfolio	11.1
AXA Premier VIP High Yield Portfolio	5.4
EQ/Bernstein Diversified Value Portfolio	5.4
EQ/Evergreen International Bond Portfolio	4.6
EQ/Marsico Focus Portfolio	3.0
EQ/Mercury Basic Value Equity Portfolio	2.7
EQ/Alliance Quality Bond Portfolio	2.5
AXA Premier VIP Large Cap Value Portfolio	2.5
AXA Premier VIP International Equity Portfolio	2.4
AXA Premier VIP Aggressive Equity Portfolio*	1.8
AXA Premier VIP Mid Cap Value Portfolio*	1.4
AXA Premier VIP Large Cap Core Portfolio	0.8
EQ/Mercury International Value Portfolio	0.7
EQ/Capital Guardian International Portfolio	0.7
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,004.00	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,002.10	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2006

EQ/Short Duration Bond Portfolio	27.5%
AXA Premier VIP Core Bond Portfolio	12.4
EQ/Bernstein Diversified Value Portfolio	9.2
EQ/Long Term Bond Portfolio	7.5
EQ/Marsico Focus Portfolio	6.3
AXA Premier VIP International Equity Portfolio	5.8
EQ/Mercury Basic Value Equity Portfolio	5.1
AXA Premier VIP High Yield Portfolio	4.3
EQ/Evergreen International Bond Portfolio	3.8
AXA Premier VIP Large Cap Value Portfolio	3.8
EQ/Alliance Quality Bond Portfolio	2.6
AXA Premier VIP Aggressive Equity Portfolio	2.0
EQ/Lazard Small Cap Value Portfolio	1.9
EQ/Mercury International Value Portfolio	1.7
EQ/Capital Guardian International Portfolio	1.6
EQ/Small Company Index Portfolio	1.6
AXA Premier VIP Large Cap Core Equity Portfolio	1.5
AXA Premier VIP Mid Cap Value Portfolio	1.2
AXA Premier VIP Mid Cap Growth Portfolio	0.2
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,011.20	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,009.50	1.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA MODERATE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2006

EQ/Alliance Quality Bond Portfolio	14.1%
AXA Premier VIP Core Bond Portfolio	11.4
EQ/Short Duration Bond Portfolio	10.8
EQ/Mercury Basic Value Equity Portfolio	10.2
EQ/Marsico Focus Portfolio	5.9
EQ/Bernstein Diversified Value Portfolio	5.8
AXA Premier VIP International Equity Portfolio	5.4
AXA Premier VIP High Yield Portfolio	5.1
AXA Premier VIP Aggressive Equity Portfolio	3.8
AXA Premier VIP Large Cap Value Portfolio	3.5
EQ/Long Term Bond Portfolio	3.0
EQ/Evergreen International Bond Portfolio	3.0
AXA Premier VIP Mid Cap Value Portfolio	3.0
EQ/Lazard Small Cap Value Portfolio	2.8
AXA Premier VIP Mid Cap Growth Portfolio	2.2
EQ/Van Kampen Emerging Markets Equity Portfolio .	2.2
AXA Premier VIP Large Cap Core Equity Portfolio	2.1
EQ/Mercury International Value Portfolio	2.0
EQ/Capital Guardian International Portfolio	2.0
EQ/Alliance Large Cap Growth Portfolio	1.1
EQ/Small Company Index Portfolio	0.6
EQ/Money Market Portfolio	0.0	#

#	Less than 0.1%.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,015.10	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,013.90	1.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2006

AXA Premier VIP Core Bond Portfolio	10.6%
EQ/Bernstein Diversified Value Portfolio	10.2
EQ/Mercury Basic Value Equity Portfolio	9.7
EQ/Short Duration Bond Portfolio	8.9
EQ/Marsico Focus Portfolio	8.8
AXA Premier VIP International Equity Portfolio	8.4
AXA Premier VIP Large Cap Value Portfolio	5.8
AXA Premier VIP Aggressive Equity Portfolio	5.5
EQ/Mercury International Value Portfolio	4.9
EQ/Lazard Small Cap Value Portfolio	4.3
EQ/Long Term Bond Portfolio	4.1
AXA Premier VIP Large Cap Core Equity Portfolio	4.1
EQ/Alliance Quality Bond Portfolio	3.7
EQ/Van Kampen Emerging Markets Equity Portfolio .	3.7
EQ/Capital Guardian International Portfolio	2.9
EQ/Alliance Small Company Index Portfolio	2.0
AXA Premier VIP Mid Cap Value Portfolio	1.4
AXA Premier VIP Mid Cap Growth Portfolio	0.6
EQ/Alliance Large Cap Growth Portfolio	0.4

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,036.00	$0.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,035.20	1.77
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA AGGRESSIVE ALLOCATION PORTFOLIO

Portfolio Allocation (as a percentage of Total Investment Companies) as of June 30, 2006

EQ/Bernstein Diversified Value Portfolio	14.3%
EQ/Marsico Focus Portfolio	12.6
AXA Premier VIP International Equity Portfolio	10.6
EQ/Mercury Basic Value Equity Portfolio	9.6
EQ/Mercury International Value Portfolio	9.2
AXA Premier VIP Large Cap Value Portfolio	7.8
EQ/Lazard Small Cap Value Portfolio	7.3
AXA Premier VIP Aggressive Equity Portfolio	6.4
EQ/Van Kampen Emerging Markets Equity Portfolio	4.6
AXA Premier VIP Core Bond Portfolio	4.5
AXA Premier VIP Large Cap Core Portfolio	4.5
EQ/Small Company Index Portfolio	3.3
EQ/Capital Guardian International Portfolio	2.0
EQ/Alliance Quality Bond Portfolio	1.5
EQ/Alliance Large Cap Growth Portfolio	0.8
AXA Premier VIP Mid Cap Value Portfolio	0.7
AXA Premier VIP Mid Cap Growth Portfolio	0.3

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,051.40	$0.51
Hypothetical (5% average annual return before expenses)	1,000.00	1,024.30	0.50
Class B
Actual	1,000.00	1,050.60	1.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,023.06	1.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.10% and 0.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	30.1%
Consumer Discretionary	19.5
Financials	14.1
Health Care	14.0
Industrials	8.2
Energy	3.4
Telecommunication Services	3.3
Consumer Staples	2.3
Materials	1.0
Cash and Other	4.1

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$972.60	$3.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.83	4.01
Class B
Actual	1,000.00	971.10	5.13
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.59	5.26

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.80% and 1.05%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP CORE BOND PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
U.S. Government and Agency	65.7%
Asset-Backed and Mortgage-Backed Securities	23.2
Corporate Bonds	13.6
Commercial Paper	5.2
Foreign Government Securities	1.4
Municipal Securities	0.3
Cash and Other	(9.4)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$994.30	$3.46
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.32	3.51
Class B
Actual	1,000.00	994.00	4.70
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.08	4.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP HEALTH CARE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Pharmaceuticals	39.2%
Biotechnology	22.5
Health Care Equipment	13.4
Managed Health Care	7.1
Health Care Services	3.5
Life Sciences Tools & Services	3.1
Health Care Distributors	2.5
Health Care Technology	1.4
Consumer Staples	1.2
Health Care Supplies	0.7
Industrials	0.7
Health Care Facilities	0.5
Materials	0.3
Financials	0.1
Cash and Other	3.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$981.90	$7.03
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.70	7.15
Class B
Actual	1,000.00	980.80	8.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.46	8.40

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.43% and 1.68%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP HIGH YIELD PORTFOLIO

Distribution of Assets by Sector as of 6/30/06	% of Net Assets
Corporate Bonds	93.5%
Commercial Paper	1.6
Foreign Government Securities	0.1
Cash and Other	4.8

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,027.40	$3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.03	3.81
Class B
Actual	1,000.00	1,025.70	5.07
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.79	5.06

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.01%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	26.2%
Consumer Discretionary	12.7
Industrials	10.9
Materials	9.2
Energy	8.6
Consumer Staples	7.1
Health Care	6.8
Information Technology	6.1
Utilities	2.9
Telecommunication Services	2.6
Cash and Other	6.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,098.70	$6.66
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.45	6.41
Class B
Actual	1,000.00	1,097.30	8.01
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.16	7.70

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.28% and 1.53%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	18.9%
Financials	15.7
Health Care	14.9
Consumer Discretionary	12.9
Energy	11.0
Industrials	6.3
Telecommunication Services	5.4
Consumer Staples	5.2
Materials	2.7
Utilities	1.0
Cash and Other	6.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,010.70	$5.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,009.70	6.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	30.3%
Health Care	19.5
Financials	17.2
Consumer Discretionary	10.5
Industrials	7.7
Consumer Staples	5.5
Energy	5.1
Materials	0.2
Cash and Other	4.0

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$940.40	$5.29
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	939.80	6.49
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	27.0%
Industrials	13.2
Energy	11.0
Health Care	10.1
Consumer Discretionary	9.4
Information Technology	7.9
Consumer Staples	7.2
Utilities	4.8
Materials	4.0
Telecommunication Services	3.5
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,046.60	$5.58
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class B
Actual	1,000.00	1,045.70	6.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.10% and 1.35%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Information Technology	22.7%
Health Care	17.7
Industrials	15.5
Consumer Discretionary	14.8
Energy	10.5
Financials	9.9
Telecommunication Services	3.4
Materials	2.1
Consumer Staples	1.5
Cash and Other	1.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,045.00	$6.64
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.30	6.56
Class B
Actual	1,000.00	1,043.30	7.90
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.06	7.80

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.31% and 1.56%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Financials	18.4%
Information Technology	18.4
Industrials	17.5
Consumer Discretionary	14.9
Health Care	9.4
Materials	5.4
Energy	5.4
Utilities	4.5
Consumer Staples	2.9
Telecommunication Services	0.6
Cash and Other	2.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$1,065.70	$6.91
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76
Class B
Actual	1,000.00	1,064.50	8.19
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.86	8.00

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.35% and 1.60%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

Sector Weightings as of 6/30/06	% of Net Assets
Semiconductor & Semiconductor Equipment	24.4%
Software	15.4
Communications Equipment	13.9
Computers & Peripherals	10.6
Internet Software & Services	9.7
IT Services	6.5
Energy	2.3
Telecommunication Services	2.3
Health Care	2.3
Electronic Equipment & Instruments	2.3
Consumer Discretionary	2.0
Industrials	1.7
Cash and Other	6.6

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2006 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 - 6/30/06
Class A
Actual	$1,000.00	$969.10	$6.88
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.80	7.05
Class B
Actual	1,000.00	968.70	8.10
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.56	8.30

*	Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.41% and 1.66%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	210,963	$5,612,802
AXA Premier VIP Core Bond Portfolio‡	4,890,493	48,829,293
AXA Premier VIP High Yield Portfolio‡	2,976,691	16,717,696
AXA Premier VIP International Equity Portfolio‡	527,857	7,521,664
AXA Premier VIP Large Cap Core Equity Portfolio‡	215,013	2,334,963
AXA Premier VIP Large Cap Value Portfolio‡	651,790	7,613,730
AXA Premier VIP Mid Cap Value Portfolio*‡	411,543	4,164,986
EQ/Alliance Quality Bond Portfolio‡	780,147	7,759,128
EQ/Bernstein Diversified Value Portfolio‡	1,095,826	16,662,263
EQ/Capital Guardian International Portfolio‡	171,533	2,259,200
EQ/Evergreen International Bond Portfolio*‡	1,459,926	14,240,264
EQ/Long Term Bond Portfolio‡	2,652,233	34,081,231
EQ/Marsico Focus Portfolio‡	581,744	9,160,934
EQ/Mercury Basic Value Equity Portfolio‡	537,232	8,440,882
EQ/Mercury International Value Portfolio‡	142,519	2,274,114
EQ/Money Market Portfolio‡	20,674	20,674
EQ/Short Duration Bond Portfolio‡	11,984,905	120,415,772

Total Investment Companies (103.1%)
(Cost $309,957,646)		308,109,596

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $1,843,335)	$1,843,335	1,843,335

Total Investments (103.7%)
(Cost/Amortized Cost $311,800,981)		309,952,931
Other Assets Less Liabilities (-3.7%)		(10,957,379)

Net Assets (100%)		$298,995,552

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$4,781,418	$1,969,175	$846,580	$5,612,802	$—	$190,580
AXA Premier VIP Core Bond Portfolio	36,300,838	22,171,301	8,831,921	48,829,293	827,312	(228,170)
AXA Premier VIP High Yield Portfolio	12,717,177	8,111,211	4,567,602	16,717,696	—	(99,416)
AXA Premier VIP International Equity Portfolio	—	8,038,142	291,913	7,521,664	—	22,127
AXA Premier VIP Large Cap Core Equity Portfolio	176,308	3,118,295	920,309	2,334,963	21	11,151
AXA Premier VIP Large Cap Value Portfolio	563,032	9,352,186	2,374,009	7,613,730	129	63,650
AXA Premier VIP Mid Cap Value Portfolio	20,694	4,503,799	203,845	4,164,986	—	93,083
EQ/Alliance Quality Bond Portfolio	12,538,958	7,046,270	12,159,550	7,759,128	—	(404,113)
EQ/Bernstein Diversified Value Portfolio	25,849,582	6,189,487	15,809,133	16,662,263	434	1,033,232
EQ/Capital Guardian International Portfolio	—	2,419,847	87,370	2,259,200	4,397	10,850
EQ/Evergreen International Bond Portfolio	—	14,462,873	47,846	14,240,264	—	(1,775)
EQ/Long Term Bond Portfolio	26,761,725	15,598,950	7,291,951	34,081,231	264	(470,882)
EQ/Marsico Focus Portfolio	11,163,214	2,692,545	3,864,859	9,160,934	—	1,056,036
EQ/Mercury Basic Value Equity Portfolio	5,783,539	4,496,588	2,040,637	8,440,882	—	103,504
EQ/Mercury International Value Portfolio	—	2,411,431	86,791	2,274,114	4,923	2,486
EQ/Money Market Portfolio	20,245	430	—	20,674	430	—
EQ/Short Duration Bond Portfolio	79,559,357	55,107,888	15,233,272	120,415,772	5,959	(15,555)

	$216,236,087	$167,690,418	$74,657,588	$308,109,596	$843,869	$1,366,788

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$167,690,418
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$75,638,401

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,750,988
Aggregate gross unrealized depreciation	(4,203,574)

Net unrealized depreciation	$(2,452,586)

Federal income tax cost of investments	$312,405,517

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	489,802	$13,031,480
AXA Premier VIP Core Bond Portfolio‡	8,052,521	80,400,664
AXA Premier VIP High Yield Portfolio‡	5,007,917	28,125,470
AXA Premier VIP International Equity Portfolio‡	2,621,303	37,352,095
AXA Premier VIP Large Cap Core Equity Portfolio‡	863,425	9,376,479
AXA Premier VIP Large Cap Value Portfolio‡	2,104,580	24,584,146
AXA Premier VIP Mid Cap Growth Portfolio*‡	170,849	1,605,525
AXA Premier VIP Mid Cap Value Portfolio*‡	778,216	7,875,872
EQ/Alliance Quality Bond Portfolio‡	1,724,952	17,155,903
EQ/Bernstein Diversified Value Portfolio‡	3,927,222	59,714,230
EQ/Capital Guardian International Portfolio‡	809,793	10,665,495
EQ/Evergreen International Bond Portfolio*‡	2,527,257	24,651,119
EQ/Lazard Small Cap Value Portfolio‡	870,681	12,261,748
EQ/Long Term Bond Portfolio‡	3,776,165	48,523,772
EQ/Marsico Focus Portfolio‡	2,586,203	40,725,887
EQ/Mercury Basic Value Equity Portfolio‡	2,109,554	33,144,910
EQ/Mercury International Value Portfolio‡	673,675	10,749,530
EQ/Money Market Portfolio‡	20,674	20,674
EQ/Short Duration Bond Portfolio‡	17,767,625	178,516,407
EQ/Small Company Index Portfolio‡	810,530	10,228,929

Total Investment Companies (99.8%) (Cost $652,365,732)		648,710,335

	Principal Amount
SHORT TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $1,553,468)	$1,553,468	1,553,468

Total Investments (100.1%) (Cost/Amortized Cost $653,919,200)		650,263,803
Other Assets Less Liabilities (-0.1%)		(376,597)

Net Assets (100%)		$649,887,206

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$9,849,595	$3,854,441	$255,913	$13,031,480	$—	$30,437
AXA Premier VIP Core Bond Portfolio	59,355,412	24,043,928	1,244,515	80,400,664	1,450,691	(46,033)
AXA Premier VIP High Yield Portfolio	25,056,425	8,119,607	6,069,806	28,125,470	—	(309,575)
AXA Premier VIP International Equity Portfolio	—	39,358,650	538,445	37,352,095	—	119,878
AXA Premier VIP Large Cap Core Equity Portfolio	6,399,674	8,264,937	5,111,398	9,376,479	86	167,121
AXA Premier VIP Large Cap Value Portfolio	10,643,524	17,614,374	3,989,594	24,584,146	420	197,548
AXA Premier VIP Mid Cap Growth Portfolio	21,712	1,688,747	20,416	1,605,525	—	20,318
AXA Premier VIP Mid Cap Value Portfolio	20,607	8,365,168	150,406	7,875,872	—	178,670
EQ/Alliance Quality Bond Portfolio	20,466,782	7,953,259	11,414,515	17,155,903	—	(281,677)
EQ/Bernstein Diversified Value Portfolio	74,578,770	8,831,861	26,171,772	59,714,230	1,563	1,864,174
EQ/Capital Guardian International Portfolio	—	11,261,188	150,837	10,665,495	20,878	53,381
EQ/Evergreen International Bond Portfolio	—	25,195,205	236,821	24,651,119	—	(8,813)
EQ/Lazard Small Cap Value Portfolio	12,565,424	1,033,926	1,947,364	12,261,748	—	198,533
EQ/Long Term Bond Portfolio	43,624,260	16,204,377	9,553,371	48,523,772	377	(715,346)
EQ/Marsico Focus Portfolio	63,964,877	5,652,109	24,853,279	40,725,887	—	5,048,877
EQ/Mercury Basic Value Equity Portfolio	31,763,420	11,365,911	10,918,682	33,144,910	—	748,896
EQ/Mercury International Value Portfolio	—	11,221,276	148,397	10,749,530	23,407	13,381
EQ/Money Market Portfolio	20,245	430	—	20,674	430	—
EQ/Short Duration Bond Portfolio	130,637,987	48,918,192	2,663,642	178,516,407	8,884	163
EQ/Small Company Index Portfolio	—	10,604,850	243,737	10,228,929	—	19,618

	$488,968,714	$269,552,436	$105,682,910	$648,710,335	$1,506,736	$7,299,551

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$269,552,436
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$111,449,310

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,802,371
Aggregate gross unrealized depreciation	(9,682,848)

Net unrealized depreciation	$(3,880,477)

Federal income tax cost of investments	$654,144,280

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	9,881,271	$262,897,014
AXA Premier VIP Core Bond Portfolio‡	79,778,594	796,552,048
AXA Premier VIP High Yield Portfolio‡	63,586,065	357,112,126
AXA Premier VIP International Equity Portfolio‡	26,587,436	378,856,008
AXA Premier VIP Large Cap Core Equity Portfolio‡	13,833,063	150,222,024
AXA Premier VIP Large Cap Value Portfolio‡	20,968,139	244,934,222
AXA Premier VIP Mid Cap Growth Portfolio*‡	16,521,331	155,256,544
AXA Premier VIP Mid Cap Value Portfolio*‡	20,449,177	206,954,216
EQ/Alliance Large Cap Growth Portfolio*‡	10,240,458	74,186,400
EQ/Alliance Quality Bond Portfolio‡	99,263,425	987,246,907
EQ/Bernstein Diversified Value Portfolio‡	26,877,775	408,682,135
EQ/Capital Guardian International Portfolio‡	10,483,613	138,075,937
EQ/Evergreen International Bond Portfolio*‡	21,275,788	207,526,209
EQ/Lazard Small Cap Value Portfolio‡	13,647,704	192,199,886
EQ/Long Term Bond Portfolio‡	16,445,402	211,323,610
EQ/Marsico Focus Portfolio‡	26,203,026	412,628,639
EQ/Mercury Basic Value Equity Portfolio‡	45,486,453	714,674,345
EQ/Mercury International Value Portfolio‡	8,668,760	138,323,555
EQ/Money Market Portfolio‡	20,674	20,674
EQ/Short Duration Bond Portfolio‡	75,268,865	756,247,819
EQ/Small Company Index Portfolio‡	3,388,530	42,763,398
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,001,105	152,655,703

Total Investment Companies (100%) (Cost $6,842,056,409)		6,989,339,419

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $2,414,495)	$2,414,495	2,414,495

Total Investments (100.0%) (Cost/Amortized Cost $6,844,470,904)		6,991,753,914
Other Assets Less Liabilities (0.0%)		510,340

Net Assets (100%)		$6,992,264,254

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$269,659,975	$11,383,917	$7,608,230	$262,897,014	$—	$3,507,033
AXA Premier VIP Core Bond Portfolio	692,147,765	130,850,945	7,535,444	796,552,048	15,427,730	(154,171)
AXA Premier VIP High Yield Portfolio	365,593,732	—	17,544,190	357,112,126	—	455,810
AXA Premier VIP International Equity Portfolio	—	379,737,490	973,300	378,856,008	—	1,019,541
AXA Premier VIP Large Cap Core Equity Portfolio	138,583,252	12,113,092	1,202,923	150,222,024	1,374	645,846
AXA Premier VIP Large Cap Value Portfolio	170,595,278	72,245,555	5,638,230	244,934,222	4,170	814,661
AXA Premier VIP Mid Cap Growth Portfolio	180,872,503	7,386,285	31,497,639	155,256,544	—	10,473,822
AXA Premier VIP Mid Cap Value Portfolio	254,866,599	9,871,961	60,730,850	206,954,216	—	13,620,726
EQ/Alliance Large Cap Growth Portfolio	262,138,198	—	133,117,141	74,186,400	—	37,982,859
EQ/Alliance Quality Bond Portfolio	1,067,585,762	34,758,595	109,322,116	987,246,907	—	(1,964,077)
EQ/Bernstein Diversified Value Portfolio	590,013,219	46,826,024	246,522,186	408,682,135	12,893	13,456,835
EQ/Capital Guardian International Portfolio	—	138,541,564	349,718	138,075,937	180,292	535,481
EQ/Evergreen International Bond Portfolio	—	207,976,749	430,235	207,526,209	—	(8,122)
EQ/Lazard Small Cap Value Portfolio	221,743,882	1,702,473	35,387,563	192,199,886	—	10,314,909
EQ/Long Term Bond Portfolio	240,063,032	26,286,382	45,793,635	211,323,610	1,639	(3,681,944)
EQ/Marsico Focus Portfolio	494,430,130	19,017,899	74,020,695	412,628,639	—	30,238,829
EQ/Mercury Basic Value Equity Portfolio	911,499,882	48,868,808	232,717,150	714,674,345	—	56,357,183
EQ/Mercury International Value Portfolio	—	138,194,816	343,961	138,323,555	201,079	173,703
EQ/Money Market Portfolio	20,245	430	—	20,674	430	—
EQ/Short Duration Bond Portfolio	712,102,163	103,383,454	67,403,261	756,247,819	37,524	69,632
EQ/Small Company Index Portfolio	—	44,830,483	1,349,325	42,763,398	—	98,269
EQ/Van Kampen Emerging Markets Equity Portfolio	—	153,396,121	425,541	152,655,703	—	802,721

	$6,571,915,617	$1,587,373,043	$1,079,913,333	$6,989,339,419	$15,867,131	$174,759,546

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities	$1,587,373,043
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,267,979,705

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$221,914,889
Aggregate gross unrealized depreciation	(75,078,054)

Net unrealized appreciation	$146,836,835

Federal income tax cost of investments	$6,844,917,079

The Portfolio has a net capital loss carryforward of $209,990,440, of which $294,742 expires in the year 2008, $130,468,216 expires in the year 2009, and $79,227,482 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	9,192,767	$244,578,957
AXA Premier VIP Core Bond Portfolio‡	47,032,868	469,601,251
AXA Premier VIP International Equity Portfolio‡	26,287,777	374,586,036
AXA Premier VIP Large Cap Core Equity Portfolio‡	16,625,408	180,545,870
AXA Premier VIP Large Cap Value Portfolio‡	22,187,257	259,175,055
AXA Premier VIP Mid Cap Growth Portfolio*‡	2,900,607	27,257,982
AXA Premier VIP Mid Cap Value Portfolio*‡	6,030,922	61,035,453
EQ/Alliance Large Cap Growth Portfolio*‡	2,574,670	18,652,049
EQ/Alliance Quality Bond Portfolio‡	16,628,186	165,379,398
EQ/Bernstein Diversified Value Portfolio‡	29,648,639	450,813,690
EQ/Capital Guardian International Portfolio‡	9,925,604	130,726,589
EQ/Lazard Small Cap Value Portfolio‡	13,417,323	188,955,442
EQ/Long Term Bond Portfolio‡	14,086,791	181,015,439
EQ/Marsico Focus Portfolio‡	24,941,267	392,759,264
EQ/Mercury Basic Value Equity Portfolio‡	27,425,390	430,902,422
EQ/Mercury International Value Portfolio‡	13,585,064	216,770,842
EQ/Short Duration Bond Portfolio‡	39,290,765	394,765,551
EQ/Small Company Index Portfolio‡	6,969,813	87,959,345
EQ/Van Kampen Emerging Markets Equity Portfolio‡	11,868,154	164,687,213

Total Investment Companies (99.5%) (Cost $4,301,874,141)		4,440,167,848

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau
4.58%, 7/3/06 (Amortized Cost $12,787,786)	$12,787,786	12,787,786

Total Investments (99.8%) (Cost/Amortized Cost $4,314,661,927)		4,452,955,634
Other Assets Less Liabilities (0.2%)		9,228,111

Net Assets (100%)		$4,462,183,745

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$163,710,870	$88,064,627	$—	$244,578,957	$—	$—
AXA Premier VIP Core Bond Portfolio	311,680,663	168,004,825	—	469,601,251	8,172,773	—
AXA Premier VIP International Equity Portfolio	281,818,054	90,265,938	17,808,858	374,586,036	—	7,305,775
AXA Premier VIP Large Cap Core Equity Portfolio	102,344,861	85,140,082	6,282,153	180,545,870	1,621	928,127
AXA Premier VIP Large Cap Value Portfolio	82,253,937	173,925,711	—	259,175,055	4,325	661,764
AXA Premier VIP Mid Cap Growth Portfolio	24,298,144	7,051,140	4,623,714	27,257,982	—	723,479
AXA Premier VIP Mid Cap Value Portfolio	45,464,396	24,006,297	10,735,245	61,035,453	—	705,224
EQ/Alliance Large Cap Growth Portfolio	20,201,516	—	—	18,652,049	—	—
EQ/Alliance Quality Bond Portfolio	106,513,671	59,809,973	—	165,379,398	—	—
EQ/Bernstein Diversified Value Portfolio	379,103,750	53,590,635	—	450,813,690	11,734	2,103,328
EQ/Capital Guardian International Portfolio	103,001,830	35,118,672	9,531,879	130,726,589	251,088	4,460,015
EQ/Lazard Small Cap Value Portfolio	180,318,451	22,491,301	22,680,329	188,955,442	—	2,993,405
EQ/Long Term Bond Portfolio.	122,815,808	65,739,124	—	181,015,439	1,380	—
EQ/Marsico Focus Portfolio	279,970,805	124,937,912	5,911,949	392,759,264	—	5,721,502
EQ/Mercury Basic Value Equity Portfolio	280,468,409	138,714,673	—	430,902,422	—	1,456,233
EQ/Mercury International Value Portfolio	157,375,947	93,473,906	48,440,121	216,770,842	464,225	9,024,105
EQ/Short Duration Bond Portfolio	231,377,374	160,049,605	—	394,765,551	19,262	—
EQ/Small Company Index Portfolio	—	89,014,900	—	87,959,345	—	190,512
EQ/Van Kampen Emerging Markets Equity Portfolio	116,638,590	55,996,456	11,629,686	164,687,213	—	5,781,518

	$2,989,357,076	$1,535,395,777	$137,643,934	$4,440,167,848	$8,926,408	$42,054,987

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities	$1,535,395,777
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$162,700,001

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$172,811,809
Aggregate gross unrealized depreciation	(34,571,766)

Net unrealized appreciation	$138,240,043

Federal income tax cost of investments	$4,314,715,591

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	2,354,779	$62,650,269
AXA Premier VIP Core Bond Portfolio‡	4,417,772	44,109,394
AXA Premier VIP International Equity Portfolio‡	7,228,046	102,995,585
AXA Premier VIP Large Cap Core Equity Portfolio‡	4,045,804	43,935,962
AXA Premier VIP Large Cap Value Portfolio‡	6,550,856	76,522,228
AXA Premier VIP Mid Cap Growth Portfolio*‡	339,833	3,193,528
AXA Premier VIP Mid Cap Value Portfolio*‡	679,191	6,873,699
EQ/Alliance Large Cap Growth Portfolio*‡	1,018,963	7,381,816
EQ/Alliance Quality Bond Portfolio‡	1,472,109	14,641,194
EQ/Bernstein Diversified Value Portfolio‡	9,170,672	139,441,963
EQ/Capital Guardian International Portfolio‡	1,487,999	19,597,907
EQ/Lazard Small Cap Value Portfolio‡	5,028,776	70,819,985
EQ/Marsico Focus Portfolio‡	7,840,807	123,472,051
EQ/Mercury Basic Value Equity Portfolio‡	5,993,281	94,165,269
EQ/Mercury International Value Portfolio‡	5,612,999	89,564,137
EQ/Small Company Index Portfolio‡	2,570,790	32,443,483
EQ/Van Kampen Emerging Markets Equity Portfolio‡	3,209,089	44,530,599

Total Investment Companies (99.8%) (Cost $929,977,585)		976,339,069

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau	$3,129,514	3,129,514
4.58%, 7/3/06 (Amortized Cost $3,129,514)

Total Investments (100.1%) (Cost/Amortized Cost $933,107,099)		979,468,583
Other Assets Less Liabilities (-0.1%)		(1,221,813)

Net Assets (100%)		$978,246,770

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investments in companies which were affiliates for the six months ended June 30, 2006, were as follows:

Securities	Market Value December 31, 2005	Purchases at Cost	Sales at Cost	Market Value June 30, 2006	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$31,702,878	$33,198,182	$562,917	$62,650,269	$—	$75,380
AXA Premier VIP Core Bond Portfolio	26,495,192	19,102,211	614,708	44,109,394	727,326	(18,986)
AXA Premier VIP International Equity Portfolio	71,968,100	34,462,366	7,900,535	102,995,585	—	2,838,601
AXA Premier VIP Large Cap Core Equity Portfolio	16,411,792	29,160,106	1,239,735	43,935,962	394	200,305
AXA Premier VIP Large Cap Value Portfolio	25,046,979	53,092,240	2,348,457	76,522,228	1,286	236,818
AXA Premier VIP Mid Cap Growth Portfolio	22,443	3,288,274	33,314	3,193,528	—	40,692
AXA Premier VIP Mid Cap Value Portfolio	21,439	7,115,657	78,584	6,873,699	—	156,635
EQ/Alliance Large Cap Growth Portfolio	7,995,040	—	—	7,381,816	—	—
EQ/Alliance Quality Bond Portfolio	8,122,977	6,793,848	208,740	14,641,194	—	(10,166)
EQ/Bernstein Diversified Value Portfolio	119,659,279	14,450,536	350,685	139,441,963	3,634	668,973
EQ/Capital Guardian International Portfolio	15,738,922	7,067,382	2,954,101	19,597,907	37,735	1,233,690
EQ/Lazard Small Cap Value Portfolio	65,688,360	7,577,164	5,820,761	70,819,985	—	821,413
EQ/Marsico Focus Portfolio	95,440,789	30,835,216	985,414	123,472,051	—	1,571,626
EQ/Mercury Basic Value Equity Portfolio	46,235,206	47,569,767	1,435,463	94,165,269	—	275,524
EQ/Mercury International Value Portfolio	66,470,574	28,658,660	11,587,914	89,564,137	192,487	3,072,639
EQ/Small Company Index Portfolio	—	33,108,901	274,254	32,443,483	—	72,553
EQ/Van Kampen Emerging Markets Equity Portfolio	33,171,417	15,861,907	4,966,998	44,530,599	—	2,000,455

	$630,191,387	$371,342,417	$41,362,580	$976,339,069	$962,862	$13,236,152

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities	$371,342,417
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$49,915,097

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,081,715
Aggregate gross unrealized depreciation	(2,809,958)

Net unrealized appreciation	$46,271,757

Federal income tax cost of investments	$933,196,826

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (19.5%)
Automobiles (1.4%)
Harley-Davidson, Inc.^	403,600	$22,153,604
Toyota Motor Corp. (ADR)	97,929	10,242,394

		32,395,998

Diversified Consumer Services (1.6%)
Apollo Group, Inc., Class A*	539,407	27,871,160
DeVry, Inc.*^	93,100	2,045,407
ITT Educational Services, Inc.*^	65,850	4,333,588
Strayer Education, Inc.^	35,940	3,490,493

		37,740,648

Hotels, Restaurants & Leisure (5.1%)
Four Seasons Hotels, Inc.^	279,272	17,158,472
International Game Technology	256,400	9,727,816
Las Vegas Sands Corp.*	287,274	22,367,154
MGM MIRAGE*	491,902	20,069,601
Shuffle Master, Inc.*^	46,140	1,512,469
Starbucks Corp.*	507,811	19,174,943
Station Casinos, Inc.	63,420	4,317,634
Wynn Resorts Ltd.*^	306,773	22,486,461
Yum! Brands, Inc.	70,920	3,565,148

		120,379,698

Household Durables (0.7%)
Cyrela Brazil Realty S.A (GDR)§	960	159,686
Harman International Industries, Inc.	76,510	6,531,659
Lennar Corp., Class A	229,046	10,162,771

		16,854,116

Internet & Catalog Retail (4.9%)
Amazon.com, Inc.*	1,577,017	60,999,018
Audible, Inc.*^	832,520	7,567,607
Expedia, Inc.*	947,600	14,185,572
IAC/InterActiveCorp*^	1,102,600	29,207,874
Submarino S.A. (GDR)§^(b)	13,140	528,211
VistaPrint Ltd.*^	41,410	1,107,303

		113,595,585

Media (3.3%)
Comcast Corp., Class A*	527,196	17,260,397
DIRECTV Group, Inc.*	316,700	5,225,550
Getty Images, Inc.*^	31,840	2,022,158
Grupo Televisa S.A. (ADR)	302,570	5,842,627
News Corp., Class A	609,950	11,698,841
Playboy Enterprises, Inc., Class B*^	105,510	1,052,990
XM Satellite Radio Holdings, Inc., Class A*^	2,355,239	34,504,251

		77,606,814

Multiline Retail (0.2%)
Kohl’s Corp.*	68,190	4,031,393
Target Corp.	27,630	1,350,278

		5,381,671

Specialty Retail (1.8%)
Aeropostale, Inc.*^	102,370	2,957,469
Best Buy Co., Inc.	96,460	5,289,867
Chico’s FAS, Inc.*	154,280	4,162,474
Home Depot, Inc.	237,375	8,495,651
Lowe’s Cos., Inc.	360,216	21,854,305

		42,759,766

Textiles, Apparel & Luxury Goods (0.5%)
NIKE, Inc., Class B	145,600	11,793,600

Total Consumer Discretionary		458,507,896

Consumer Staples (2.3%)
Beverages (0.4%)
PepsiCo, Inc.	157,440	9,452,698

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	109,810	6,273,445
Wal-Mart de Mexico S.A de C.V., Series V	330,351	927,751
Wal-Mart Stores, Inc.	12,390	596,826

		7,798,022

Food Products (0.1%)
Kellogg Co.	63,770	3,088,381

Household Products (1.4%)
Colgate-Palmolive Co.	168,470	10,091,353
Procter & Gamble Co.	412,808	22,952,125

		33,043,478

Total Consumer Staples		53,382,579

Energy (3.4%)
Energy Equipment & Services (3.4%)
ENSCO International, Inc.	77,370	3,560,567
GlobalSantaFe Corp.	196,570	11,351,917
Halliburton Co.	254,046	18,852,754
National Oilwell Varco, Inc.*	99,930	6,327,568
Noble Corp.	72,250	5,376,845
Schlumberger Ltd.	431,727	28,109,745
Smith International, Inc.	116,060	5,161,188
Transocean, Inc.*	8,300	666,656

		79,407,240

Oil, Gas & Consumable Fuels (0.0%)
Consol Energy, Inc.	33,100	1,546,432

Total Energy		80,953,672

Financials (14.1%)
Capital Markets (5.0%)
Bank of New York Co., Inc.	77,370	2,491,314
Charles Schwab Corp.	390,240	6,236,035
Goldman Sachs Group, Inc.	259,661	39,060,804
Greenhill & Co., Inc.^	94,700	5,753,972
Lehman Brothers Holdings, Inc.	161,786	10,540,358
MarketAxess Holdings, Inc.*	364,300	4,010,943
State Street Corp.	104,390	6,064,015
TD Ameritrade Holding Corp.	720,092	10,664,563
UBS AG (Registered)	301,949	33,123,805

		117,945,809

Consumer Finance (1.0%)
American Express Co.	144,210	7,674,856
SLM Corp.	294,697	15,595,366

		23,270,222

Diversified Financial Services (5.3%)
Chicago Mercantile Exchange Holdings, Inc.	82,292	40,417,716
Citigroup, Inc.	614,000	29,619,360
IntercontinentalExchange, Inc.*	44,090	2,554,575
International Securities Exchange, Inc.^	411,818	15,677,911
Moody’s Corp.	35,150	1,914,269
Nasdaq Stock Market, Inc.*	615,437	18,401,566
NYSE Group, Inc.*^	237,100	16,236,608

		124,822,005

Insurance (1.6%)
American International Group, Inc.	452,900	26,743,745
Genworth Financial, Inc.	324,792	11,315,753

		38,059,498

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (1.2%)
Countrywide Financial Corp.	729,000	$27,760,320

Total Financials		331,857,854

Health Care (14.0%)
Biotechnology (5.2%)
Actelion Ltd. (Registered)*	18,500	1,860,571
Alnylam Pharmaceuticals, Inc.*^	512,400	7,726,992
Applera Corp.- Celera Genomics Group*	1,386,966	17,961,210
Celgene Corp.*	106,170	5,035,643
Cepheid, Inc.*^	2,145,411	20,831,941
Combinatorx, Inc.*	463,415	4,073,418
Curis, Inc.*^	1,164,000	1,571,400
deCODE genetics, Inc.*^	1,012,899	6,269,845
Genentech, Inc.*	386,254	31,595,577
Genzyme Corp.*	147,672	9,015,376
Gilead Sciences, Inc.*	97,690	5,779,340
ImClone Systems, Inc.*^	22,690	876,742
Memory Pharmaceuticals Corp.*^	1,336,100	1,442,988
Senomyx, Inc.*^	533,500	7,698,405

		121,739,448

Health Care Equipment & Supplies (2.2%)
Advanced Medical Optics, Inc.*^	212,260	10,761,582
Boston Scientific Corp.*	626,200	10,545,208
Cytyc Corp.*^	421,820	10,697,355
Gen-Probe, Inc.*	60,570	3,269,569
Given Imaging Ltd.*^	852,768	13,055,878
Resmed, Inc.*^	71,230	3,344,248
Thoratec Corp.*^	60,770	842,880

		52,516,720

Health Care Providers & Services (3.3%)
Aetna, Inc.	465,800	18,599,394
UnitedHealth Group, Inc.	1,310,159	58,668,920

		77,268,314

Life Sciences Tools & Services (1.9%)
Affymetrix, Inc.*^	729,505	18,675,328
Compugen Ltd.*	1,378,450	3,983,720
Illumina, Inc.*^	227,500	6,747,650
Luminex Corp.*^	297,900	5,180,481
Millipore Corp.*	150,540	9,482,515

		44,069,694

Pharmaceuticals (1.4%)
Alexza Pharmaceuticals, Inc.*	768,585	5,633,728
Allergan, Inc.	99,400	10,661,644
GlaxoSmithKline plc.	270,580	7,561,819
Medicis Pharmaceutical Corp., Class A^	60,060	1,441,440
Roche Holding AG	46,600	7,688,049

		32,986,680

Total Health Care		328,580,856

Industrials (8.2%)
Aerospace & Defense (0.3%)
Precision Castparts Corp.	33,410	1,996,582
United Technologies Corp.	72,760	4,614,439

		6,611,021

Air Freight & Logistics (1.9%)
FedEx Corp.	389,875	45,560,792

Airlines (0.1%)
U.S Airways Group, Inc.*	53,640	2,710,966

Commercial Services & Supplies (0.6%)
Corporate Executive Board Co.	46,430	4,652,286
Monster Worldwide, Inc.*	101,010	4,309,087
Waste Management, Inc.	105,690	3,792,157

		12,753,530

Electrical Equipment (0.8%)
Energy Conversion Devices, Inc.*^	218,953	7,976,458
Rockwell Automation, Inc.	162,380	11,692,984

		19,669,442

Industrial Conglomerates (1.1%)
General Electric Co.	801,800	26,427,328

Machinery (1.6%)
Caterpillar, Inc.	389,390	29,001,767
Deere & Co.	105,934	8,844,430

		37,846,197

Marine (0.1%)
Kuehne & Nagel International AG	16,740	1,216,212

Road & Rail (1.7%)
Burlington Northern Santa Fe Corp.	254,629	20,179,348
CSX Corp.	28,050	1,975,842
DSV A/S	6,140	1,026,184
Norfolk Southern Corp.	35,890	1,910,066
Union Pacific Corp.	152,067	14,136,148

		39,227,588

Trading Companies & Distributors (0.0%)
W.W Grainger, Inc.	8,030	604,097

Total Industrials		192,627,173

Information Technology (30.1%)
Communications Equipment (7.6%)
Cisco Systems, Inc.*	1,095,450	21,394,138
Corning, Inc.*	183,250	4,432,817
F5 Networks, Inc.*^	70,960	3,794,941
JDS Uniphase Corp.*^	6,939,335	17,556,517
Juniper Networks, Inc.*	2,188,827	34,999,344
Motorola, Inc.	707,971	14,265,616
Nice Systems Ltd. (ADR)*^	196,720	5,535,701
Nokia Oyj (ADR)	1,392,700	28,216,102
Nortel Networks Corp.*^	2,523,770	5,653,245
QUALCOMM, Inc.	1,071,255	42,925,188

		178,773,609

Computers & Peripherals (2.1%)
Apple Computer, Inc.*	25,650	1,465,128
Dell, Inc.*	1,105,900	26,995,019
Network Appliance, Inc.*	429,042	15,145,183
SanDisk Corp.*	133,080	6,784,418

		50,389,748

Electronic Equipment & Instruments (0.4%)
Mechanical Technology, Inc.*^	697,170	1,722,010
Move, Inc.*	686,340	3,761,143
SunPower Corp., Class A*^	148,300	4,155,366

		9,638,519

Internet Software & Services (7.0%)
Baidu.com (ADR)*^	25,750	2,125,147
CNET Networks, Inc.*	92,960	741,821
EarthLink, Inc.*	430,300	3,726,398
eBay, Inc.*	1,503,571	44,039,595
Equinix, Inc.*^	171,093	9,386,162
Google, Inc., Class A*	124,330	52,135,299
RealNetworks, Inc.*	565,620	6,052,134
Tencent Holdings Ltd.	862,000	1,809,012
Yahoo!, Inc.*	1,325,120	43,728,960

		163,744,528

IT Services (1.7%)
Accenture Ltd., Class A	435,900	12,344,688

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
CheckFree Corp.*	38,940	$1,929,866
Cognizant Technology Solutions Corp., Class A*	112,320	7,566,998
Euronet Worldwide, Inc.*^	46,000	1,765,020
First Data Corp.	330,660	14,892,927
Global Payments, Inc.	39,930	1,938,602

		40,438,101

Semiconductors & Semiconductor Equipment (6.4%)
Advanced Micro Devices, Inc.*	334,426	8,166,683
Broadcom Corp., Class A*	428,102	12,864,465
Cree, Inc.*^	61,570	1,462,903
Intel Corp.	800,550	15,170,423
KLA-Tencor Corp.	559,323	23,251,057
Lam Research Corp.*	326,265	15,210,474
Marvell Technology Group Ltd.*	88,830	3,937,834
Netlogic Microsystems, Inc.*^	238,101	7,678,757
PMC-Sierra, Inc.*^	1,449,185	13,622,339
Samsung Electronics Co. Ltd. (GDR) (Over the Counter)§	1,120	355,940
Samsung Electronics Co., Ltd. (GDR) (m)	17,980	5,650,215
Samsung Electronics Co., Ltd. (GDR) (Frankfurt Exchange)§(b)	470	149,368
Silicon Laboratories, Inc.*	549,643	19,319,951
Spansion, Inc., Class A*^	465,138	7,414,300
Texas Instruments, Inc.	384,308	11,640,689
Xilinx, Inc.	227,590	5,154,914

		151,050,312

Software (4.9%)
Adobe Systems, Inc.*	421,340	12,791,882
Amdocs Ltd.*	211,620	7,745,292
Electronic Arts, Inc.*	914,330	39,352,763
Micros Systems, Inc.*^	72,070	3,148,018
NAVTEQ Corp.*	402,330	17,976,104
Red Hat, Inc.*	465,300	10,888,020
Shanda Interactive Entertainment Ltd. (ADR)*^	1,119,346	14,506,724
THQ, Inc.*^	121,440	2,623,104
TIBCO Software, Inc.*	778,350	5,487,368

		114,519,275

Total Information Technology		708,554,092

Materials (1.0%)
Chemicals (0.6%)
Monsanto Co.	117,140	9,862,017
Symyx Technologies, Inc.*^	114,800	2,772,420

		12,634,437

Construction Materials (0.1%)
Cemex S.A de C.V. (ADR)*	50,747	2,891,075

Metals & Mining (0.3%)
BHP Billiton Ltd. (ADR)^	112,130	4,829,439
Cia Vale do Rio Doce (ADR)^	100,960	2,427,078

		7,256,517

Total Materials		22,782,029

Telecommunication Services (3.3%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	54,700	1,525,583
Level 3 Communications, Inc.*^	5,940,266	26,374,781
NeuStar, Inc. Class A*	432,256	14,588,640

		42,489,004

Wireless Telecommunication Services (1.5%)
America Movil S.A. de C.V. (ADR)	194,230	6,460,090
American Tower Corp., Class A*	482,862	15,026,666
NII Holdings, Inc.*	20,890	1,177,778
Rogers Communications, Inc. Class B	50,750	2,049,440
Sprint Nextel Corp.	462,960	9,254,570

		33,968,544

Total Telecommunication Services		76,457,548

Total Common Stocks (95.9%) (Cost $2,190,226,564)		2,253,703,699

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45 expiring 10/14/09*†	48,100	—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.8%)
Falcon Asset Securitization Co. LLC
5.28%, 7/3/06 (b)(n)(p)	$17,922,000	17,914,114

Short-Term Investments of Cash Collateral for Securities Loaned (13.0%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	1,554,280	1,554,280
Banesto S.A. de Madrid
5.05%, 7/21/06	4,440,800	4,440,800
Barton Capital Corp.
5.13%, 7/5/06	7,749,295	7,749,295
Cantor Fitzgerald Securities
5.30%, 7/3/06	167,474,415	167,474,415
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)	8,881,220	8,881,220
Fifth Third Bancorp
5.28%, 7/31/07 (l)	666,120	666,120
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	2,442,440	2,442,440
Hartford Life, Inc.
5.24%, 7/2/07 (l)	1,776,320	1,776,320
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	8,215,480	8,215,480
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	777,140	777,140
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	6,661,200	6,661,200
Morgan Stanley & Co.
5.35%, 7/3/06	77,714,001	77,714,001
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	6,661,200	6,661,200
New York Life Insurance Co.
5.19%, 10/2/06 (l)	5,551,000	5,551,000
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	5,328,667	5,328,667

Total Short-Term Investments of Cash Collateral for Securities Loaned		305,893,578

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Time Deposit (2.4%)
JPMorgan Chase Nassau 4.58%, 7/3/06	$57,671,054	$57,671,054

Total Short-Term Investments (16.2%) (Cost/Amortized Cost $381,481,375)		381,478,746

Total Investments (112.1%) (Cost/Amortized Cost $2,571,707,939)		2,635,182,445
Other Assets Less Liabilities (-12.1%)		(284,888,224)

Net Assets (100%)		$2,350,294,221

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $0 or 0% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $1,193,205 or 0.05% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(b)	Illiquid security.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:

Stocks and long-term corporate debt securities	$1,182,214,754
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,226,796,886

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$241,133,445
Aggregate gross unrealized depreciation	(205,626,121)

Net unrealized appreciation	$35,507,324

Federal income tax cost of investments	$2,599,675,121

At June 30, 2006, the Portfolio had loaned securities with a total value of $301,736,879. This was secured by collateral of $305,893,578 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $66,238 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $765,126,682, of which $180,683,754 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (23.2%)
Asset-Backed Securities (11.3%)
ACE Securities Corp.,
Series 06-HE1 A2A
5.403%, 2/25/36 (l)	$6,146,990	$6,148,645
Series 06-HE3 A2A
5.385%, 6/25/36 (l)	10,475,000	10,473,366
Ameriquest Mortgage Securities, Inc.,
Series 04-R11 A1
5.625%, 11/25/34 (l)	9,831,644	9,872,583
Amortizing Residential Collateral Trust,
Series 02-BC3M A
5.593%, 6/25/32 (l)	66,221	66,214
Series 02-BC4 A
5.613%, 7/25/32 (l)	8,882	8,873
Argent Securities, Inc.,
Series 03-W3 AV1B
5.773%, 9/25/33 (l)	9,447	9,447
Bear Stearns Asset Backed Securities, Inc.,
Series 02-2 A1
5.653%, 10/25/32 (l)	24,724	24,753
Series 03-2 A2
5.773%, 3/25/43 (l)	123,883	124,201
Series 06-HE1 1A1
5.413%, 12/25/35 (l)	6,331,673	6,332,993
Capital Auto Receivables Asset Trust,
Series 04-2 A2
3.350%, 2/15/08	7,280,000	7,212,661
Carrington Mortgage Loan Trust,
Series 06-RFC1 A1
5.363%, 5/25/36 (l)	8,425,000	8,424,837
Cendant Mortgage Corp.,
Series 03-A A1
6.000%, 7/25/43§(l)	242,465	241,738
Chase Issuance Trust,
Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,850,891
Chase Manhattan Auto Owner Trust,
Series 05-A A3
3.870%, 6/15/09	8,800,000	8,628,400
Series 06-A A2
5.370%, 1/15/09	8,000,000	7,986,967
Citibank Credit Card Issuance Trust,
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,359,002
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,575,841
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,004,826
Series 06-A2 A2
4.850%, 2/10/11	7,725,000	7,588,109
Countrywide Asset-Backed Certificates,
Series 06-6 2A1
5.393%, 9/25/36 (l)	7,400,449	7,400,308
CS First Boston Mortgage Securities Corp.,
Series 01-HE17 A1
5.633%, 1/25/32(l)	46,128	46,177
Daimler Chrysler Auto Trust,
Series 06-B A3
5.330%, 8/8/10	8,000,000	7,971,242
Discover Card Master Trust I,
Series 00-4 A
5.409%, 11/17/09 (l)	9,825,000	9,842,152
Fieldstone Mortgage Investment Corp.,
Series 06-1 A1
5.403%, 5/25/36 (l)	7,618,265	7,618,726
First Franklin Mortgage Loan Asset Backed Certificates,
Series 03-FF5 A2
5.731%, 3/25/34 (l)	38,310	38,189
Series 05-FF8 A2A
5.433%, 9/25/35 (l)	6,342,960	6,343,814
Series 06-FF4 A1
5.393%, 3/25/36 (l)	7,251,469	7,253,069
Ford Credit Auto Owner Trust,
Series 04-A A3
2.930%, 3/15/08	9,012,679	8,925,435
Series 05-B A3
4.170%, 1/15/09	7,150,000	7,076,108
Series 05-C A3
4.300%, 8/15/09	7,525,000	7,392,260
GSAA Home Equity Trust,
Series 06-5 2A1
5.393%, 3/25/36 (l)	7,561,102	7,550,367
GSAMP Trust,
Series 02-NC1 A2
5.643%, 7/25/32 (l)	4,114	4,164
Home Equity Asset Trust,
Series 02-1 A4
5.623%, 11/25/32 (l)	1,540	1,540
Honda Auto Receivables Owner Trust,
Series 05-6 A3
4.850%, 10/19/09	7,375,000	7,300,122
JP Morgan Mortgage Acquisition Corp.,
Series 06-FRE2 A2
5.393%, 2/25/36 (l)	6,290,461	6,290,461
MBNA Credit Card Master Note Trust,
Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,139,951
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,826,532
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,843,051
MBNA Master Credit Card Trust USA,
Series 96-M A
5.300%, 4/15/09 (l)	7,055,000	7,055,799
Morgan Stanley ABS Capital I,
Series 03-HE2 A2
5.663%, 8/25/33 (l)	26,267	26,268
Morgan Stanley Dean Witter Capital I,
Series 02-HE1 A2
5.653%, 7/25/32 (l)	4,383	4,432
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	10,225,000	10,160,276
Quest Trust,
Series 03-X3 A1
5.803%, 2/25/34 § (l)	34,814	34,815
Renaissance Home Equity Loan Trust,
Series 03-2A
5.763%, 8/25/33 (l)	61,567	61,760
Series 03-3 A
5.823%, 12/25/33 (l)	367,438	370,383
Residential Asset Mortgage Products, Inc.,
Series 03-RS11 AIIB
5.653%, 12/25/33 (l)	34,551	34,562
Series 05-EFC4 A1
5.433%, 9/25/35 (l)	4,999,805	5,000,759
Series 05-RZ4 A1
5.443%, 11/25/35 (l)	6,474,086	6,475,232
Series 06-RS2 A1
5.403%, 3/25/36 (l)	6,765,315	6,767,182

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Salomon Brothers Mortgage Securities VII,
Series 02-CIT1 A
5.623%, 3/25/32 (l)	$146,175	$146,571
Saxon Asset Securities Trust,
Series 02-1 AV2
5.593%, 1/25/32 (l)	30,155	30,180
SLM Student Loan Trust,
Series 04-9 A2
5.120%, 10/25/12 (l)	2,112,675	2,109,147
Series 06-3 A1
5.080%, 1/25/13 (l)	10,269,134	10,269,853
Soundview Home Equity Loan Trust,
Series 06-2 A1
5.393%, 3/25/36 (l)	6,383,340	6,384,208
Structured Asset Investment Loan Trust,
Series 06-1 A1
5.403%, 1/25/36 (l)	6,481,855	6,483,055
Structured Asset Securities Corp.,
Series 02-HF1 A
5.613%, 1/25/33 (l)	99,101	99,659
Series 03-AL2 A
3.357%, 1/25/31 §	975,626	871,377
USAA Auto Owner Trust,
Series 04-3 A3
3.160%, 2/17/09	6,967,817	6,882,995

		266,066,528

Non-Agency CMO (11.9%)
Banc of America Alternative Loan Trust,
Series 04-5 4A1
5.000%, 6/25/19	1,600,696	1,565,781
Series 04-6 4A1
5.000%, 7/25/19	1,748,113	1,682,924
Banc of America Commercial Mortgage, Inc.,
Series 00-1 A2A
7.333%, 11/15/31	6,310,000	6,592,710
Series 01-1 A2
6.503%, 4/15/36	4,653,794	4,777,002
Series 02-PB2 A4
6.186%, 6/11/35	5,320,000	5,416,198
Banc of America Funding Corp.,
Series 06-A 1A1
4.622%, 2/20/36 (l)	2,369,563	2,301,673
Banc of America Mortgage Securities,
Series 02-K 2A1
5.403%, 10/20/32 (l)	78,738	78,606
Bear Stearns Adjustable Rate Mortgage Trust,
Series 02-2 IIIA
6.784%, 6/25/31 (l)	2,696	2,736
Series 05-10 A2
4.750%, 10/25/35 (l)	2,500,000	2,396,678
Bear Stearns Alt-A Trust,
Series 03-7 2A2
5.603%, 2/25/34 (l)	214,900	214,938
Bear Stearns Commercial Mortgage Securities,
Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,041,597
Chase Commercial Mortgage Securities Corp.,
Series 99-2 A2
7.198%, 1/15/32	530,000	551,906
Series 00-3 A2
7.319%, 10/15/32	2,255,000	2,367,585
Series 00-1 A2
7.757%, 4/15/32^	799,656	839,231
Citigroup Commercial Mortgage Trust,
Series 05-EMG A2
4.221%, 9/20/51 §	5,700,000	5,419,189
Citigroup Mortgage Loan Trust, Inc.,
Series 06-AR1 1A1
4.900%, 10/25/35 (l)	10,452,931	10,225,441
Commercial Mortgage Acceptance Corp.,
Series 98-C2 A2
6.030%, 9/15/30	3,559,522	3,571,618
Commercial Mortgage Pass-Through Certificates,
Series 00-C1 A2
7.416%, 8/15/33	6,190,000	6,460,985
Countrywide Alternative Loan Trust,
Series 03-J3 2A1
6.250%, 12/25/33	446,921	443,683
Countrywide Asset-Backed Certificates,
Series 05-IM2 A1
5.433%, 1/25/35 (l)	4,232,280	4,232,802
Countrywide Home Loan Mortgage Pass Through Trust,
Series 03-R4 1A3
6.000%, 11/25/26 §	1,500,000	1,487,147
Series 03-R4 2A
6.500%, 1/25/34 §	418,244	421,426
Credit Suisse Mortgage Capital Certificates,
Series 06-3 1A1A
5.413%, 4/25/36 (l)	6,879,139	6,880,757
CS First Boston Mortgage Securities Corp.,
Series 02-CKS4 A2
5.183%, 11/15/36	7,435,000	7,213,361
Series 02-CP3 A3
5.603%, 7/15/35	7,210,000	7,145,743
Series 02-CP5 A2
4.940%, 12/15/35	6,905,000	6,586,616
Series 02-P1A A
5.020%, 3/25/32 §†(l)	69,575	70,114
Series 02-P2A A2
5.653%, 3/25/32 §†(l)	88,121	88,058
Series 02-P3A A1
5.873%, 8/25/33 §†(l)	134,580	134,664
Series 03-C3 A5
3.936%, 5/15/38	7,430,000	6,652,056
Series 05-C2 A4
4.832%, 4/15/37^	4,760,000	4,420,481
Series 98-C1 A1B
6.480%, 5/17/40	7,448,705	7,535,174
Series 98-C2 A2
6.300%, 11/11/30	1,129,804	1,143,094
DLJ Commercial Mortgage Corp.,
Series 98-CF1 A1B
6.410%, 2/18/31	3,128,427	3,152,147
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	279,726
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	3,912,956
Series 00-CKP1 A1B
7.180%, 11/10/33	6,637,271	6,938,805
First Horizon Alternative Mortgage Securities,
Series 06-FA2 1A5
6.000%, 5/25/36	8,950,000	8,936,697
First Horizon Asset Securities Inc.,
Series 00-H 1A
7.000%, 9/25/30	1,500	1,495
First Republic Mortgage Loan Trust,
Series 01-FRB1 A
5.549%, 11/15/31 (l)	993,506	998,992
First Union National Bank Commercial Mortgage,
Series 01-C4 A2
6.223%, 12/12/33	6,520,000	6,655,938

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
GE Capital Commercial Mortgage Corp.,
Series 02-3A A1
4.229%, 12/10/37	$2,264,351	$2,186,583
GMAC Commercial Mortgage Securities, Inc.,
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,119,615
Series 00-C2 A2
7.455%, 8/16/33	3,283,745	3,453,442
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,346,355
Series 02-C3 A2
4.930%, 7/10/39	6,925,000	6,619,802
Series 99-C2 A2
6.945%, 9/15/33^	325,000	334,306
Series 99-C3 A2
7.179%, 8/15/36	3,022,610	3,128,217
Greenwich Capital Commercial Funding Corp.,
Series 04-GG1 A4
4.755%, 6/10/36	1,205,000	1,161,675
GS Mortgage Securities Corp. II,
Series 06-GG6 A4
5.553%, 4/10/38^ (l)	2,395,000	2,337,118
Series 98-C1 A3
6.135%, 10/18/30	5,774,239	5,808,306
GSR Mortgage Loan Trust,
Series 04-9 4A1
4.060%, 8/25/34 (l)	7,502,062	7,235,756
Series 05-AR6 2A1
4.540%, 9/25/35 (l)	2,733,119	2,659,029
Heller Financial Commercial Mortgage Asset Trust,
Series 99-PH1 A1
6.500%, 5/15/31	3,024	3,019
Series 99-PH1 A2
6.847%, 5/15/31	475,000	485,900
Homebanc Mortgage Trust,
Series 05-4 A1
5.593%, 10/25/35 (l)	4,106,956	4,112,925
Impac CMB Trust,
Series 03-8 2A1
5.773%, 10/25/33 (l)	400,743	400,900
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 01-C1 A3
5.857%, 10/12/35	5,340,000	5,350,036
Series 01-CIB2 A3
6.429%, 4/15/35	1,295,000	1,328,661
Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,366,114
Series 05-LDP2 A4
4.738%, 7/15/42	2,465,000	2,267,485
LB Commercial Conduit Mortgage Trust,
Series 98-C4 A1B
6.210%, 10/15/35	1,414,398	1,427,178
LB-UBS Commercial Mortgage Trust,
Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,656,933
MASTR Alternative Loans Trust,
Series 04-4 1A1
5.500%, 5/25/34	2,935,546	2,852,570
Merrill Lynch Mortgage Investors, Inc.,
Series 03-A1 3A
4.910%, 12/25/32 (l)	622,485	609,118
Morgan Stanley Capital I,
Series 98-WF1 A2
6.550%, 3/15/30	1,229,709	1,237,855
Series 99-LIFE A2
7.110%, 4/15/33	6,975,000	7,224,607
Nationslink Funding Corp.,
Series 98-2 A2
6.476%, 8/20/30	7,380,867	7,456,699
Residential Accredit Loans, Inc.,
Series 03-QR19 CB1
5.750%, 10/25/33	856,898	852,493
Series 06-QS2 1A9
5.500%, 2/25/36	8,806,000	8,685,821
Salomon Brothers Mortgage Securities VII,
Series 01-C2 A3
6.499%, 10/13/11	8,650,000	8,906,045
Sequoia Mortgage Trust,
Series 03-4 2A1
5.617%, 7/20/33 (l)	476,683	478,701
Series 10 2A1
5.647%, 10/20/27 (l)	282,500	282,832
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-19XS 1A1
5.643%, 10/25/35 (l)	4,933,558	4,959,197
Structured Asset Mortgage Investments, Inc.,
Series 02-AR3 A1
5.582%, 9/19/32 (l)	154,729	154,921
Series 06-AR3 12A1
5.543%, 5/25/36 (l)	2,597,785	2,601,681
Structured Asset Securities Corp.,
Series 03-2
5.114%, 1/21/09 §(b)	2,783,078	2,783,078
Terra LNR Ltd.,
Series 06-1A A1
5.329%, 6/15/17 §(l)	5,677,038	5,676,851
Wachovia Bank Commercial Mortgage Trust,
Series 05-C17 APB
5.037%, 3/15/42	5,110,000	4,900,718
Washington Mutual, Inc.,
Series 02-AR10 A6
4.816%, 10/25/32 (l)	293,336	290,314
Series 02-AR6 A
5.543%, 6/25/42 (l)	353,684	354,186
Series 02-AR9 1A
5.410%, 8/25/42 (l)	481,133	480,667
Series 03-R1 A1
5.593%, 12/25/27 (l)	1,848,810	1,847,892
Wells Fargo Mortgage Backed Securities Trust,
Series 04-K 1A2
4.474%, 7/25/34 (l)	6,298,428	6,057,617

		278,321,948

Total Asset-Backed and Mortgage-Backed Securities		544,388,476

Consumer Discretionary (0.9%)
Automobiles (0.1%)
DaimlerChrysler AG
7.450%, 3/1/27	330,000	335,545
DaimlerChrysler N.A Holding Corp.
4.050%, 6/4/08	200,000	193,371
Ford Motor Credit Co.
7.875%, 6/15/10^	3,400,000	3,136,473

		3,665,389

Hotels, Restaurants & Leisure (0.0%)
Caesars Entertainment, Inc.
7.500%, 9/1/09	500,000	519,109

Household Durables (0.1%)
Toll Brothers Finance Corp.
6.875%, 11/15/12^	1,615,000	1,608,865

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Media (0.6%)
BSKYB Finance UK plc
6.500%, 10/15/35 §		$160,000	$148,229
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		1,020,000	1,132,853
Comcast Corp.
6.500%, 1/15/15^		969,000	976,595
7.050%, 3/15/33^		15,000	15,217
6.500%, 11/15/35^		1,435,000	1,354,598
6.450%, 3/15/37		1,525,000	1,432,410
COX Communications, Inc.
7.125%, 10/1/12		115,000	118,947
Historic TW, Inc.
6.625%, 5/15/29^		200,000	192,167
News America Holdings, Inc.
7.750%, 1/20/24		145,000	155,391
8.500%, 2/23/25		775,000	875,851
8.450%, 8/1/34		245,000	275,502
News America, Inc.
7.125%, 4/8/28		275,000	274,331
7.300%, 4/30/28		425,000	430,973
7.280%, 6/30/28		525,000	530,762
6.200%, 12/15/34^		595,000	539,957
TCI Communications, Inc.
7.875%, 8/1/13		130,000	140,043
7.875%, 2/15/26		1,070,000	1,152,189
7.125%, 2/15/28		360,000	355,230
Time Warner Cos., Inc.
7.570%, 2/1/24		10,000	10,624
6.950%, 1/15/28^		2,910,000	2,900,586
Time Warner, Inc.
6.750%, 4/15/11		135,000	138,403
7.700%, 5/1/32		598,000	649,938
Turner Broadcasting System, Inc.
8.375%, 7/1/13		65,000	71,530

			13,872,326

Multiline Retail (0.1%)
Federated Department Stores, Inc.
6.790%, 7/15/27		610,000	600,602
May Department Stores Co.
6.650%, 7/15/24^		205,000	200,787
7.875%, 3/1/30		160,000	175,851
6.700%, 7/15/34		155,000	151,362
8.125%, 8/15/35		500,000	527,061

			1,655,663

Total Consumer Discretionary			21,321,352

Energy (0.3%)
Energy Equipment & Services (0.1%)
Halliburton Co.
5.500%, 10/15/10		1,100,000	1,089,601
7.600%, 8/15/96		525,000	578,085

			1,667,686

Oil, Gas & Consumable Fuels (0.2%)
Conoco, Inc.
8.350%, 8/1/06		280,000	280,459
ConocoPhillips
5.507%, 4/11/07 (l)		2,700,000	2,699,730
7.000%, 3/30/29		30,000	32,901
Devon Financing Corp. ULC
7.875%, 9/30/31		210,000	239,812
EnCana Holdings Finance Corp.
5.800%, 5/1/14		400,000	391,153
Enterprise Products Operating LP, Series B
4.000%, 10/15/07		575,000	559,463
Talisman Energy, Inc.
5.850%, 2/1/37^		345,000	304,262
Tosco Corp.
7.250%, 1/1/07		400,000	402,423

			4,910,203

Total Energy			6,577,889

Financials (9.8%)
Capital Markets (0.7%)
Morgan Stanley
5.286%, 3/7/08 (l)		12,330,000	12,330,173
5.050%, 1/21/11^		2,315,000	2,245,133
6.750%, 4/15/11		800,000	830,581
5.300%, 3/1/13		300,000	290,176

			15,696,063

Commercial Banks (5.2%)
Asahi Financial Co.
5.618%, 3/27/49 †		1,000,000	1,006,300
Bank of America Corp.
4.750%, 10/15/06^		2,761,000	2,754,227
6.250%, 4/1/08		425,000	429,040
5.470%, 3/24/09 (l)		8,275,000	8,277,739
Bank of New York
3.800%, 2/1/08		1,200,000	1,167,714
Bank of Scotland Treasury Services plc
3.500%, 11/30/07 §		1,285,000	1,249,413
Bank One N.A./Illinois
3.700%, 1/15/08#		1,250,000	1,214,874
Bank One N.A./Texas
6.250%, 2/15/08		1,000,000	1,007,124
BankBoston N.A.
6.375%, 4/15/08#		625,000	632,248
Barclays Bank plc/New York
5.320%, 3/13/09 (l)		14,025,000	14,015,351
Charter One Bank N.A.
5.158%, 4/24/09 (l)		5,600,000	5,598,712
Depfa ACS Bank
3.625%, 10/29/08^		2,000,000	1,921,450
HBOS plc
3.125%, 1/12/07 §		950,000	937,767
5.920%, 9/29/49 §(l)		900,000	829,144
HBOS Treasury Services plc
3.600%, 8/15/07 §		780,000	762,945
HSBC Bank USA N.A.
3.870%, 6/7/07		6,725,000	6,613,406
HSBC Capital Funding LP
4.610%, 12/31/49 §(l)		550,000	494,145
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
4.250%, 9/15/10		3,950,000	3,778,787
National City Bank/Indiana
3.300%, 5/15/07		500,000	489,067
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09		725,000	767,683
NRW.Bank
0.050%, 3/20/07	JPY	1,969,000,000	17,178,141
PNC Financial Services
8.625%, 12/31/26 §		$2,000,000	2,107,238
Rabobank Capital Funding II
5.260%, 12/29/49 §(l)		780,000	731,847
Rabobank Nederland
5.486%, 4/6/09 § (l)		15,950,000	15,948,533
Royal Bank of Scotland plc
5.517%, 4/11/08 § (l)		2,700,000	2,700,310
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49 §(l)		300,000	279,785

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Suntrust Bank
4.415%, 6/15/09	$980,000	$946,195
SunTrust Banks, Inc.
3.625%, 10/15/07^	845,000	823,640
4.000%, 10/15/08	895,000	864,181
U.S Bancorp
3.950%, 8/23/07	100,000	97,876
U.S Bank N.A.
2.870%, 2/1/07	555,000	545,941
2.400%, 3/12/07	825,000	805,702
4.400%, 8/15/08	2,270,000	2,220,235
USB Capital IX
6.189%, 3/29/49 (l)	2,620,000	2,562,072
Wachovia Bank N.A.
4.375%, 8/15/08	270,000	263,222
5.489%, 3/23/09 (l)	10,225,000	10,217,750
Wachovia Capital Trust III
5.800%, 12/31/49 (l)	2,220,000	2,154,292
Wachovia Corp.
6.300%, 4/15/08	1,165,000	1,180,809
Wells Fargo & Co.
4.200%, 1/15/10	1,950,000	1,863,459
4.625%, 8/9/10	2,390,000	2,305,568
4.875%, 1/12/11	460,000	445,679

		120,189,611

Consumer Finance (0.3%)
General Motors Acceptance Corp.
5.968%, 1/16/07^ (l)	6,250,000	6,231,419
6.039%, 3/20/07 (l)	1,130,000	1,122,244
HSBC Finance Corp.
6.450%, 2/1/09^	65,000	66,034
4.750%, 5/15/09	450,000	439,389

		7,859,086

Diversified Financial Services (3.3%)
Associates Corp. of North America
6.250%, 11/1/08#	650,000	658,072
6.875%, 11/15/08	4,100,000	4,209,527
Belvoir Land LLC
5.270%, 12/15/47 §	825,000	707,322
Citigroup, Inc.
3.500%, 2/1/08	2,615,000	2,532,329
3.625%, 2/9/09	980,000	933,330
6.200%, 3/15/09^	905,000	918,418
4.125%, 2/22/10	6,580,000	6,255,850
4.625%, 8/3/10	485,000	467,239
Eksportfinans A/S
3.375%, 1/15/08	4,070,000	3,944,217
General Electric Capital Corp.
3.450%, 7/16/07	700,000	684,866
3.450%, 1/15/08 (l)	13,175,000	13,166,213
5.429%, 6/15/09 (l)	5,100,000	5,106,696
4.125%, 9/1/09	1,055,000	1,010,528
5.220%, 5/10/10 (l)	3,700,000	3,697,943
5.000%, 11/15/11	12,270,000	11,866,943
Goldman Sachs Group, Inc.
5.790%, 6/28/10^ (l)	10,000,000	10,049,400
Irwin Land LLC
5.030%, 12/15/25 §	725,000	647,135
5.300%, 12/15/35 §	1,195,000	1,062,116
JPMorgan Chase & Co.
4.000%, 2/1/08	740,000	721,704
6.375%, 2/15/08	775,000	781,397
MassMutual Global Funding II
2.550%, 7/15/08 §	850,000	799,615
Nationwide Building Society
2.625%, 1/30/07 §	375,000	368,697
3.500%, 7/31/07 §	1,975,000	1,931,402
4.250%, 2/1/10 §	295,000	280,875
New York Life Global Funding
3.875%, 1/15/09 §	775,000	742,609
Pemex Finance Ltd.
9.030%, 2/15/11#	100,000	106,036
Pricoa Global Funding I
4.350%, 6/15/08 §	1,275,000	1,241,618
Racers, Series 97-R-8-3
5.470%, 8/15/07§†(b)(l)	800,000	796,356
TIAA Global Markets, Inc.
3.875%, 1/22/08 §	615,000	598,242
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	322,952
USAA Capital Corp.
4.000%, 12/10/07 §	975,000	951,920

		77,561,567

Insurance (0.2%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07	2,140,000	2,094,934
4.125%, 1/15/10	85,000	80,867
4.750%, 5/15/12	760,000	719,614
Metropolitan Life Global Funding I
4.750%, 6/20/07 §	200,000	197,428
Monumental Global Funding III
5.200%, 1/30/07 §	1,175,000	1,172,169

		4,265,012

Real Estate Investment Trusts (REIT) (0.1%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11#	270,000	277,881
Host Marriott LP (REIT)
9.250%, 10/1/07^	1,300,000	1,340,625
Rouse Co. (REIT)
3.625%, 3/15/09	1,160,000	1,077,931

		2,696,437

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12	445,000	460,574

Total Financials		228,728,350

Government Securities (67.4%)
Agency CMO (6.1%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13	5,013,838	4,933,704
4.500%, 2/15/15	4,700,000	4,601,969
4.500%, 1/15/16	5,169,289	5,049,569
5.000%, 6/15/16	3,228,466	3,212,523
5.000%, 11/15/17	2,660,000	2,548,390
5.000%, 12/15/19	5,300,000	5,262,113
4.500%, 10/15/23	5,300,000	5,172,975
5.500%, 2/15/26	5,510,000	5,474,296
5.500%, 4/15/26	7,998,695	7,950,440
5.500%, 2/15/27	7,633,278	7,582,455
5.549%, 12/15/29 (l)	33,962	34,090
5.500%, 1/15/31	3,537,128	3,503,581
5.500%, 7/15/33	184,506	182,354
5.500%, 10/15/33	2,896,192	2,864,129
5.500%, 4/15/35	5,015,371	4,963,891
5.500%, 6/15/35	3,722,765	3,678,799
5.000%, 8/1/35 IO	8,482,649	2,248,447
5.500%, 8/1/35 IO	10,280,752	2,786,253
5.500%, 2/1/36 IO	11,225,942	3,178,712
6.500%, 7/25/43	1,065,490	1,074,162
Federal National Mortgage Association
3.000%, 8/25/09	88,868	88,482
4.500%, 2/25/17	3,009,155	2,925,081
4.500%, 3/25/17	1,718,233	1,669,727
3.500%, 4/25/17	484,270	479,541

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
5.000%, 3/25/18		$1,190,000	$1,122,247
5.500%, 9/25/24		9,847,891	9,795,669
5.500%, 5/25/27		7,149,309	7,109,195
5.500%, 9/25/27		7,600,000	7,538,202
6.000%, 8/25/28		3,011,078	3,011,406
5.500%, 2/25/29		7,170,000	7,098,580
5.310%, 8/25/33		2,900,000	2,832,137
5.500%, 12/25/33		3,966,710	3,905,591
5.500%, 1/25/34		3,716,657	3,659,881
6.500%, 7/25/34		2,751,043	2,788,152
5.500%, 2/25/35		3,305,828	3,267,147
5.500%, 8/25/35		1,069,013	1,052,371
Government National Mortgage Association
6.500%, 6/20/32		193,356	194,810
Small Business Administration Participation Certificates
4.340%, 3/1/24		5,345,984	4,883,746
4.625%, 2/1/25		472,626	438,204
Series 04-20A 1
4.930%, 1/1/24		833,966	794,276
Small Business Administration, Series 03-10A 1
4.628%, 3/10/13		846,830	797,336

			141,754,633

Foreign Governments (1.4%)
Export-Import Bank of China
5.250%, 7/29/14^ §		3,700,000	3,538,354
Federative Republic of Brazil
7.125%, 1/20/37		100,000	94,750
11.000%, 8/17/40		3,800,000	4,649,110
Israel Government AID Bond
5.500%, 4/26/24		1,950,000	1,934,751
5.500%, 9/18/33		1,945,000	1,915,420
Republic of Chile
5.500%, 1/15/13		1,000,000	977,500
Republic of Croatia
5.625%, 7/31/06 (l)		10,326	10,326
5.625%, 7/31/10 (l)		926,591	928,908
Republic of Italy
0.375%, 10/10/06	JPY	148,000,000	1,295,217
3.800%, 3/27/08		364,000,000	3,346,727
Republic of Panama
9.625%, 2/8/11		$350,000	389,988
Republic of Peru
9.125%, 1/15/08		400,000	416,000
Republic of South Africa
7.375%, 4/25/12		60,000	62,406
6.500%, 6/2/14^		1,480,000	1,476,300
Russian Federation
5.000%, 3/31/30 (e)(m)		2,850,000	3,033,255
Swedish Export Credit AB
2.875%, 1/26/07^		850,000	838,676
United Mexican States
5.750%, 1/13/09 (l)		950,000	958,075
10.375%, 2/17/09		1,352,000	1,500,652
6.375%, 1/16/13		610,000	611,525
6.625%, 3/3/15^		2,925,000	2,961,563
8.125%, 12/30/19		1,180,000	1,333,400
8.000%, 9/24/22		1,175,000	1,310,125

			33,583,028

Municipal Bonds (0.3%)
City of Chicago, IL
6.386%, 1/1/14 §(l)		200,000	184,208
Golden State Tobacco Securitization Corp.
6.750%, 6/1/39		730,000	816,395
7.900%, 6/1/42 (l)		230,000	275,657
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	163,142
Mashantucket Western Pequot Tribe
5.912%, 9/1/21 §		370,000	343,515
New York City Municipal Water Finance Authority
5.000%, 6/15/29		300,000	306,168
6.080%, 6/15/34 §(l)		260,000	266,984
6.330%, 6/15/34 §(l)		100,000	105,504
Tobacco Settlement Financing Corp./New Jersey
6.000%, 6/1/37		250,000	262,968
6.750%, 6/1/39		795,000	883,150
6.250%, 6/1/43		1,930,000	2,087,913

			5,695,604

Supranational (0.0%)
European Investment Bank
3.000%, 9/20/06	JPY	100,000,000	879,578

U.S Government Agencies (39.9%)
Federal Farm Credit Bank
4.100%, 6/16/11		$200,000	187,770
Federal Home Loan Bank
3.000%, 4/20/09 (e)		1,800,000	1,728,367
4.125%, 1/5/10		500,000	479,167
4.500%, 6/12/13		3,700,000	3,466,005
4.625%, 9/11/20		32,800,000	29,315,525
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08		9,723	9,742
4.000%, 10/7/09		2,000,000	1,908,084
4.000%, 6/1/10		1,281,285	1,218,158
4.625%, 5/28/13		850,000	791,142
6.000%, 1/1/14		41,399	41,420
5.500%, 2/1/14		435,434	427,813
6.000%, 7/1/14		23,452	23,467
6.000%, 2/1/17		854,577	856,188
6.000%, 3/1/17		6,884	6,898
6.500%, 3/1/17		99,247	100,458
6.000%, 4/1/17		758,144	759,580
6.000%, 5/1/17		4,687	4,696
6.000%, 7/1/17		118,465	118,697
6.000%, 8/1/17		140,484	140,752
5.500%, 11/1/17		159,661	156,928
5.000%, 2/1/19		400,076	385,664
4.500%, 4/1/19		327,121	309,221
4.000%, 5/1/19		37,949	35,027
4.500%, 5/1/19		1,936,846	1,830,864
4.500%, 6/1/19		668,583	632,160
4.500%, 8/1/19		74,695	70,607
4.500%, 11/1/19		1,676,656	1,584,909
4.500%, 2/1/20		25,323	23,907
5.000%, 2/1/20		485,234	467,755
5.000%, 4/1/20		146,664	141,206
4.500%, 5/1/20		128,730	121,536
5.000%, 5/1/20		83,719	80,603
5.000%, 6/1/20		1,284,321	1,237,129
5.000%, 7/1/20		3,328,273	3,205,748
4.500%, 8/1/20		3,827,897	3,618,436
4.000%, 9/1/20		95,671	88,201
5.000%, 10/1/20		28,466,262	27,406,902
5.000%, 12/1/20		403,484	388,469
5.500%, 3/1/23		82,242	80,074
6.500%, 4/1/31		1,580	1,595
5.500%, 11/1/31		1,570,892	1,515,659

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
5.622%, 11/1/31 (l)	$89,830	$91,276
5.500%, 11/1/32	822,827	793,896
5.500%, 1/1/33	133,740	128,999
5.500%, 2/1/33	827,007	797,691
5.500%, 3/1/33	53,829	51,931
5.500%, 4/1/33	78,055	75,302
5.500%, 5/1/33	26,640	25,700
5.500%, 10/1/33	81,798	78,913
5.000%, 4/1/34	4,579,533	4,290,579
4.776%, 1/1/35 (l)	6,322,886	6,092,735
5.500%, 10/1/35	900,146	865,145
5.362%, 4/1/36 (l)	5,892,863	5,816,227
5.000%, 5/1/36	699,010	652,861
4.500%, 7/15/21 TBA	4,700,000	4,435,625
5.500%, 7/15/36 TBA	80,000,000	76,824,960
Federal National Mortgage Association
5.111%, 9/7/06 (l)	18,300,000	18,292,442
4.000%, 10/16/06	7,200,000	7,169,436
2.710%, 1/30/07	12,775,000	12,570,741
2.350%, 4/5/07	6,220,000	6,074,216
3.740%, 2/24/09	10,600,000	10,159,051
3.125%, 3/16/09	2,180,000	2,051,487
4.040%, 3/16/09	500,000	482,324
4.000%, 7/23/09	187,000	179,315
6.000%, 2/1/12	956,632	958,389
6.000%, 5/1/12	41,533	41,642
6.000%, 8/1/12	324,574	325,245
6.000%, 4/1/13	132,363	132,774
4.625%, 5/1/13	5,650,000	5,301,367
6.000%, 12/1/13	932,938	936,246
6.000%, 5/1/14	936,534	939,855
7.000%, 4/1/15	102,314	104,991
6.000%, 12/1/15	857,853	856,393
6.000%, 2/1/16	2,949,604	2,964,550
6.000%, 3/1/16	517,065	519,657
6.000%, 4/1/16	2,549	2,558
7.000%, 4/1/16	120,653	123,766
6.000%, 7/1/16	67,566	67,811
6.000%, 8/1/16	128,514	128,980
6.000%, 9/1/16	71,866	72,127
6.000%, 11/1/16	1,446,117	1,451,362
6.000%, 1/1/17	993,945	997,550
5.500%, 2/1/17	604,613	594,606
6.000%, 2/1/17	69,714	69,967
6.000%, 3/1/17	66,767	67,022
6.000%, 5/1/17	20,279	20,356
5.500%, 6/1/17	188,951	185,824
6.000%, 6/1/17	63,257	63,499
6.000%, 7/1/17	67,337	67,594
5.500%, 8/1/17	172,985	170,122
6.000%, 8/1/17	10,453	10,493
6.000%, 9/1/17	101,700	102,089
5.500%, 10/1/17	142,214	139,860
6.000%, 10/1/17	67,498	67,756
5.500%, 12/1/17	9,362	9,207
5.000%, 1/1/18	4,437,637	4,292,688
6.000%, 1/1/18	9,104	9,139
5.000%, 3/1/18	4,807,002	4,639,988
4.500%, 4/1/18	469,681	444,971
5.500%, 4/1/18	1,211,398	1,190,861
4.500%, 5/1/18	634,813	601,421
5.000%, 6/1/18	687,262	663,384
4.500%, 10/1/18	358,632	339,765
5.000%, 10/1/18	21,714	20,960
5.500%, 10/1/18	16,312	16,035
5.500%, 11/1/18	6,434,083	6,327,595
5.000%, 12/1/18	9,859,933	9,517,816
5.000%, 1/1/19	714,684	689,853
5.500%, 3/1/19	634,700	624,005
5.000%, 5/1/19	646,192	623,375
4.000%, 6/1/19	8,000,000	7,390,472
5.000%, 6/1/19	69,994	67,516
5.500%, 7/1/19	33,457	32,890
5.000%, 12/1/19	9,936,700	9,584,634
5.500%, 6/1/20	590,623	579,847
6.000%, 7/1/20	447,987	449,820
5.500%, 10/1/20	990,303	972,235
6.000%, 11/1/20	500,000	502,360
5.500%, 1/1/21	1,102,113	1,081,829
6.000%, 1/1/21	3,140,411	3,153,258
5.500%, 2/1/21	389,708	382,535
6.000%, 2/1/21	946,626	950,499
6.000%, 4/1/21	7,838,592	7,869,889
6.000%, 5/1/21	3,383,513	3,397,426
6.000%, 6/1/21	3,036,742	3,049,274
6.250%, 1/1/28 (l)	286,871	292,901
6.500%, 2/1/31	1,408	1,421
6.500%, 8/1/31	760	767
7.000%, 8/1/31	59,160	60,646
7.000%, 3/1/32	85,980	88,082
7.000%, 4/1/32	209,688	214,927
7.000%, 5/1/32	12,446	12,750
6.500%, 6/1/32	218,714	220,644
7.000%, 7/1/32	63,407	64,968
6.500%, 8/1/32	296,321	299,024
6.500%, 9/1/32	2,640,471	2,663,776
7.000%, 10/1/32	65,610	67,259
5.500%, 11/1/32	600,941	579,812
6.500%, 11/1/32	373,834	377,133
6.500%, 12/1/32	100,161	101,045
5.500%, 1/1/33	1,228,806	1,185,602
5.500%, 2/1/33	2,449,631	2,363,437
4.597%, 3/1/33 (l)	285,095	285,302
5.500%, 3/1/33	246,438	237,739
5.500%, 4/1/33	2,988,884	2,883,378
5.500%, 6/1/33	34,134,259	32,930,443
5.500%, 7/1/33	152,691	147,301
5.500%, 8/1/33	161,599	155,895
5.500%, 10/1/33	1,181,697	1,139,984
6.500%, 10/1/33	8,718	8,783
5.500%, 11/1/33	1,110,122	1,070,935
5.500%, 12/1/33	476,960	460,124
5.500%, 2/1/34	12,513,970	12,069,369
6.000%, 2/1/34	5,117,067	5,052,143
5.500%, 3/1/34	8,003,864	7,708,140
5.500%, 4/1/34	15,831,557	15,271,509
5.500%, 5/1/34	17,317,972	16,687,305
5.500%, 6/1/34	18,363,007	17,685,163
5.500%, 7/1/34	16,614,147	16,003,126
5.500%, 8/1/34	860,928	829,924
6.000%, 8/1/34	3,182,367	3,141,990
5.500%, 9/1/34	21,126,952	20,346,362
7.000%, 9/1/34	92,708	94,862
5.500%, 11/1/34	47,856,527	46,088,342
5.500%, 12/1/34	456,504	439,637
5.500%, 1/1/35	63,875,642	61,515,589
5.500%, 2/1/35	59,791,911	57,666,564
5.500%, 3/1/35	21,345,860	20,520,571
5.500%, 5/1/35	613,732	592,067
5.000%, 10/1/35	2,562,434	2,446,915
5.000%, 11/1/35	11,628,792	10,877,279
5.500%, 11/1/35	1,981,960	1,905,005
5.500%, 11/1/35^	476,084	457,599
5.500%, 12/1/35	10,168,628	9,792,922
5.219%, 1/1/36 (l)	5,180,137	5,109,971

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
6.297%, 12/1/40 (l)	$324,034	$328,592
5.500%, 7/25/21 TBA	23,300,000	22,863,125
6.000%, 7/25/21 TBA	28,000,000	28,096,264
5.000%, 7/25/36 TBA	14,000,000	13,085,632
5.500%, 7/25/36 TBA	131,000,000	125,800,872
6.000%, 7/25/36 TBA	20,000,000	19,681,240
4.500%, 8/25/36 TBA	9,800,000	8,875,125
Government National Mortgage Association
4.750%, 7/20/27 (l)	16,377	16,416
6.000%, 11/15/28	28,838	28,694
6.000%, 1/15/29	80,785	80,336
6.000%, 2/15/29	26,137	25,992
6.500%, 5/15/29	41,534	42,168
6.000%, 6/15/29	31,570	31,394
7.000%, 9/15/31	65,488	67,582
7.000%, 10/15/31	10,641	10,979
6.000%, 11/15/31	19,716	19,588
6.000%, 12/15/31	116,136	115,383
7.000%, 2/15/32	46,473	47,940
7.000%, 4/15/32	36,437	37,588
7.000%, 5/15/32	37,431	38,624
7.000%, 2/15/33	70,384	72,589
5.500%, 4/15/33	181,640	176,314
6.000%, 12/15/35	496,942	493,063
Housing Urban Development
5.380%, 8/1/18	1,660,000	1,585,043
Resolution Funding Corp.
(Zero Coupon), 7/15/18	75,000	39,208
(Zero Coupon), 10/15/18	75,000	38,668
Small Business Administration
4.524%, 2/10/13	1,035,906	971,740
4.504%, 2/1/14	926,679	872,339

		933,686,309

U.S Treasuries (19.7%)
BECCS
0.000%, 11/15/11 (e)	26,000,000	25,508,964
U.S Treasury Bonds
4.500%, 2/15/36^	8,700,000	7,800,777
Inflation Indexed
2.375%, 1/15/25^	7,779,990	7,572,117
U.S Treasury Notes
4.000%, 9/30/07^	15,480,000	15,249,008
4.250%, 11/30/07^	24,225,000	23,905,157
4.625%, 2/29/08^	235,100,000	232,960,119
4.875%, 5/31/08	71,685,000	71,284,567
4.125%, 8/15/08^	1,155,000	1,132,397
3.375%, 9/15/09^	600,000	569,508
4.000%, 3/15/10^	17,800,000	17,140,155
4.500%, 11/15/10^	51,300,000	50,109,686
U.S Treasury Strip Principal
11/15/27^ PO	23,265,000	7,592,649

		460,825,104

Total Government Securities		1,576,424,256

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	2,815,000	2,784,463
UnitedHealth Group, Inc.
5.800%, 3/15/36	1,050,000	939,847

		3,724,310

Pharmaceuticals (0.0%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	152,535
Wyeth
5.500%, 2/15/16	800,000	763,752

		916,287

Total Health Care		4,640,597

Industrials (0.3%)
Aerospace & Defense (0.1%)
Northrop Grumman Corp.
4.079%, 11/16/06	1,855,000	1,844,408

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 9/15/09	850,000	867,310
Delta Air Lines, Inc.
7.570%, 11/18/12 (h)	500,000	501,875
United Air Lines, Inc.
6.602%, 9/1/13	376,272	377,611

		1,746,796

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,035,424
Tyco International Group S.A.
6.375%, 10/15/11	1,535,000	1,566,278

		2,601,702

Road & Rail (0.0%)
Canadian National Railway Co.
4.400%, 3/15/13	100,000	92,429

Transportation Infrastructure (0.0%)
BNSF Funding Trust I
6.613%, 12/15/55 (l)	1,155,000	1,084,200

Total Industrials		7,369,535

Information Technology (0.2%)
Computers & Peripherals (0.1%)
Hewlett Packard Co.
5.339%, 5/22/09 (l)	1,400,000	1,400,045

Software (0.1%)
Oracle Corp.
5.250%, 1/15/16 §	3,120,000	2,921,911

Total Information Technology		4,321,956

Materials (0.1%)
Paper & Forest Products (0.1%)
GP Canada Finance Co.
7.200%, 12/15/06 §	1,200,000	1,212,000
Koch Forest Products
7.170%, 12/20/12	190,476	190,059
6.979%, 12/20/12	45,119	45,020
7.300%, 12/20/12	761,905	760,239

Total Materials		2,207,318

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.7%)
AT&T Corp.
7.300%, 11/15/11	38,000	40,338
8.000%, 11/15/31	698,000	801,376
AT&T, Inc.
4.214%, 6/5/07 §	5,000,000	4,931,050
Citizens Communications Co.
9.000%, 8/15/31^	65,000	65,813
Deutsche Telekom International Finance BV
5.750%, 3/23/16	1,050,000	990,999
8.250%, 6/15/30	340,000	392,547
GTE Corp.
6.940%, 4/15/28	225,000	219,813

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
New England Telephone & Telegraph
7.875%, 11/15/29		$25,000	$25,885
Qwest Communications International, Inc.
8.670%, 2/15/09 (l)		1,000,000	1,018,750
Qwest Corp.
7.625%, 6/15/15^		1,580,000	1,560,250
Sprint Capital Corp.
8.750%, 3/15/32		375,000	452,213
Telecom Italia Capital S.A.
6.000%, 9/30/34^		435,000	375,587
Telefonica Emisones SAU
6.421%, 6/20/16^		1,050,000	1,047,821
7.045%, 6/20/36		1,600,000	1,599,128
Telefonica Europe BV
8.218%, 8/1/15		550,000	583,465
Verizon Communications, Inc.
5.350%, 2/15/11^		600,000	584,459
7.750%, 6/15/32		425,000	457,564
Verizon Maryland, Inc.
5.125%, 6/15/33^		465,000	355,419
Verizon New Jersey, Inc.
5.875%, 1/17/12		1,040,000	1,017,706

			16,520,183

Wireless Telecommunication Services (0.5%)
Vodafone Group plc
5.560%, 6/29/07 (l)		5,700,000	5,698,222
5.590%, 12/28/07 (l)		4,165,000	4,164,054
7.750%, 2/15/10		1,985,000	2,097,998

			11,960,274

Total Telecommunication Services			28,480,457

Utilities (0.6%)
Electric Utilities (0.4%)
Appalachian Power Co.
3.600%, 5/15/08		650,000	625,080
CenterPoint Energy Resource
6.150%, 5/1/16^		1,000,000	986,229
CMS Energy Corp.
8.900%, 7/15/08^		900,000	936,000
Dayton Power & Light Co.
5.125%, 10/1/13 (e)		900,000	859,874
Florida Power & Light Co.
4.950%, 6/1/35		875,000	725,798
Florida Power Corp.
5.900%, 3/1/33		275,000	256,866
Jersey Central Power & Light Co.
7.500%, 5/1/23		1,620,000	1,628,502
Pepco Holdings, Inc.
6.450%, 8/15/12		2,130,000	2,155,590
Scottish Power plc
4.910%, 3/15/10		1,100,000	1,063,897

			9,237,836

Gas Utilities (0.0%)
Southern Natural Gas Co.
6.125%, 9/15/08		300,000	296,191

Multi-Utilities (0.2%)
Consolidated Natural Gas Co.
5.000%, 3/1/14		250,000	231,357
Dominion Resources, Inc.
5.790%, 9/28/07 (l)		2,400,000	2,401,442
5.125%, 12/15/09		150,000	146,280
7.195%, 9/15/14		315,000	330,957
Ipalco Enterprises, Inc.
8.375%, 11/14/08		190,000	195,225
PSEG Power LLC
6.950%, 6/1/12^		400,000	415,029
Texas Eastern Transmission LP
5.250%, 7/15/07		120,000	119,042

			3,839,332

Total Utilities			13,373,359

Total Long-Term Debt Securities (104.2%) (Cost $2,481,356,209)			2,437,833,545

SHORT-TERM INVESTMENTS:
Commercial Paper (5.2%)
Danske Corp.
5.29%, 7/17/06 (n)(p)		800,000	798,005
4.89%, 7/20/06 (n)(p)		25,600,000	25,530,670
4.75%, 7/26/06 (n)(p)		3,400,000	3,388,378
5.16%, 8/24/06 (n)(p)		5,500,000	5,456,956
Societe Generale North America, Inc.
5.25%, 7/5/06 (p)		1,500,000	1,498,906
5.27%, 8/8/06 (p)		33,000,000	32,812,694
5.18%, 8/15/06 (p)		500,000	496,712
Total Capital S.A.
5.27%, 7/3/06 (n)(p)		17,900,000	17,892,139
UBS Finance Delaware LLC
5.21%, 8/18/06 (p)		10,600,000	10,525,325
5.22%, 8/21/06 (p)		23,700,000	23,522,615

Total Commercial Paper			121,922,400

Government Securities (5.4%)
Belgium Kingdom
2.76%, 10/12/06 (p)	EUR	5,000,000	6,342,692
Federal National Mortgage Association
5.16%, 8/1/06 (o)(p)		$49,800,000	49,572,469
French Treasury Bills
2.48%, 7/6/06 (p)	EUR	1,030,000	1,316,466
2.87%, 11/23/06 (p)		24,100,000	30,461,087
German Treasury Bills
2.39%, 7/12/06 (p)		7,000,000	8,943,419
2.47%, 8/16/06 (p)		200,000	254,908
2.68%, 9/13/06 (p)		12,820,000	16,301,316
2.76%, 10/18/06 (p)		8,190,000	10,384,701
U.S Treasury Bills
4.54%, 8/31/06 (a)(p)		$610,000	605,271
4.60%, 9/14/06 (a)(p)		2,720,000	2,693,861

Total Government Securities			126,876,190

Short-Term Investments of Cash Collateral for Securities Loaned (7.3%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)		871,022	871,022
Banesto S.A de Madrid
5.05%, 7/21/06		2,488,634	2,488,634
Barton Capital Corp.
5.13%, 7/5/06		4,342,722	4,342,722
Cantor Fitzgerald Securities
5.30%, 7/3/06		93,853,037	93,853,037
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)		4,977,055	4,977,055
Fifth Third Bancorp
5.28%, 7/31/07 (l)		373,295	373,295
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)		1,368,749	1,368,749
Hartford Life, Inc.
5.24%, 7/2/07 (l)		995,454	995,454
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)		4,603,974	4,603,974

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	$435,511	$435,511
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	3,732,952	3,732,952
Morgan Stanley
5.35%, 7/3/06	43,551,101	43,551,101
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	3,732,952	3,732,952
New York Life Insurance Co.
5.19%, 10/2/06 (l)	3,110,793	3,110,793
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	2,986,197	2,986,197

Total Short-Term Investments of Cash Collateral for Securities Loaned		171,423,448

Total Short-Term Investments (17.9%) (Cost/Amortized Cost $417,955,302)		420,222,038

	Number of Contracts(c)
OPTIONS PURCHASED:
Put Options Purchased (0.0%)
EURODollar Futures
December 2006 @ $91.75*	700	4,375
March 2007 @ $92.25*	517	3,231
March 2007 @ $92.00*	112	700
September 2006 @ $93.50*	120	750

Total Options Purchased (0.0%) (Cost $13,766)		9,056

Total Investments before Options Written and Securities Sold Short (122.1%) (Cost/Amortized Cost $2,899,325,277)		2,858,064,639

OPTIONS WRITTEN:
Call Option Written (-0.0%)
U.S. 10 Year Treasury Note Futures August 2006 @ $110.00*	(88)	(1,375)

Put Option Written (-0.0%)
U.S. 10 Year Treasury Note Futures August 2006 @ $106.00*	(88)	(123,750)

Total Options Written (-0.0%) (Premiums Received $99,757)		(125,125)

Total Investments before Options Written (122.1%) (Cost/Amortized Cost $2,899,225,520)		2,857,939,514

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.9%)
Federal Home Loan Mortgage Corp.
5.00%, 7/15/21 TBA	$(5,000,000)	(4,668,750)
5.00%, 7/15/36 TBA	(2,000,000)	(1,924,376)
Federal National Mortgage Association
5.00%, 7/25/21 TBA	(11,200,000)	(10,783,494)
5.50%, 7/15/36 TBA	(49,000,000)	(47,055,288)
6.50%, 7/25/36 TBA	(3,000,000)	(3,015,000)

Total Securities Sold Short (-2.9%) (Proceeds Received $67,881,141)		(67,446,908)

Total Investments (119.2%) (Cost/Amortized Cost $2,831,344,379)		2,790,492,606
Other Assets Less Liabilities (-19.2%)		(450,581,022)

Net Assets (100%)		$2,339,911,584

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
†	Securities (totaling $2,095,492 or 0.09% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $68,418,843 or 2.92% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(a)	Fully or partially pledged as collateral on outstanding written call options.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.
(p)	Yield to maturity.

Glossary:

BECCS—Bearer Corpora Conversions

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

IO — Interest only

JPY — Japanese Yen

PO — Principal only

TBA — Security is subject to delayed delivery.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation/ (Depreciation)
Purchase
U.S. 5 Year Treasury Notes	443	September-06	$46,059,500	$45,808,969	$(250,531)
U.S. 10 Year Treasury Notes	1,476	September-06	155,214,541	154,772,438	(442,103)
U.S. Treasury Bonds	1,697	September-06	181,839,558	180,995,656	(843,902)
EURODollar	1,906	December-06	452,877,525	449,839,825	(3,037,700)
EURODollar	72	December-07	17,078,400	17,018,100	(60,300)
EURODollar	1,402	September-06	334,721,094	330,942,100	(3,778,994)
EURODollar	71	September-07	16,844,750	16,779,075	(65,675)
EURODollar	68	March-07	16,126,200	16,054,800	(71,400)
EURODollar	71	June-07	16,842,975	16,771,975	(71,000)

					$(8,621,605)

Sales
U.S. 5 Year Treasury Notes	509	September-06	$52,809,705	$52,633,781	$175,924

					$(8,445,681)

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 7/31/06	1,150	$1,441,637	$1,473,238	$31,601
European Union, expiring 7/20/06	6,006	7,555,055	7,687,980	132,925

				164,526

Foreign Currency Sell Contracts
European Union, expiring 7/31/06	8,999	$11,547,127	$11,528,409	$18,718
European Union, expiring 9/29/06	54,000	68,509,152	69,450,300	(941,148)
Japanese Yen, expiring 8/15/06	1,231,254	10,969,856	10,837,508	132,348

				(790,082)

				$(625,556)

Options written for the six months ended June 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	180	$97,498
Options Written	370	186,183
Options Terminated in Closing Purchase Transactions	(180)	(97,498)
Options Expired	(194)	(86,426)
Options Exercised	—	—

Options Outstanding—June 30, 2006	176	$99,757

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,794,834,475
U.S. Government securities	2,682,146,433

$4,476,980,908

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,501,746,744
U.S. Government securities	2,550,753,085

$4,052,499,829

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,576,828
Aggregate gross unrealized depreciation	(48,908,072)

Net unrealized depreciation	$(42,331,244)

Federal income tax cost of investments	$2,900,395,883

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

At June 30, 2006, the Portfolio had loaned securities with a total value of $406,811,804. This was secured by collateral of $171,423,448 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $242,841,840 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $7,796,848 which expires in the year 2013.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (1.2%)
Food & Staples Retailing (1.2%)
CVS Corp	143,625	$4,409,288

Total Consumer Staples		4,409,288

Financials (0.1%)
Insurance (0.1%)
Universal American Financial Corp.*^	42,320	556,508

Total Financials		556,508

Health Care (93.9%)
Biotechnology (22.5%)
Alexion Pharmaceuticals, Inc.*^	20,520	741,182
Amgen, Inc.*	266,539	17,386,339
Amylin Pharmaceuticals, Inc.*^	65,500	3,233,735
Applera Corp.- Celera Genomics Group*	113,600	1,471,120
Arena Pharmaceuticals, Inc.*^	37,106	429,688
Ariad Pharmaceuticals, Inc.*^	52,121	235,066
Array Biopharma, Inc.*^	52,284	449,642
Biogen Idec, Inc.*	84,213	3,901,588
Celgene Corp.*	85,430	4,051,945
Cephalon, Inc.*^	32,400	1,947,240
Cubist Pharmaceuticals, Inc.*^	28,597	720,073
CV Therapeutics, Inc.*^	79,080	1,104,748
Cytokinetics, Inc.*^	175,800	1,105,782
Encysive Pharmaceuticals, Inc.*	42,200	292,446
Genentech, Inc.*	77,397	6,331,075
Genmab A/S*	29,500	950,675
Genzyme Corp.*	102,959	6,285,647
Gilead Sciences, Inc.*	160,026	9,467,138
Human Genome Sciences, Inc.*^	228,672	2,446,790
ICOS Corp.*^	18,300	402,417
Incyte Corp.*^	71,400	328,440
InterMune, Inc.*^	20,707	340,630
Keryx Biopharmaceuticals, Inc.*^	21,120	299,904
MannKind Corp.*^	14,828	315,985
Medarex Inc.*^	33,960	326,356
Medimmune, Inc.*	143,202	3,880,774
Millennium Pharmaceuticals, Inc.*	239,000	2,382,830
Myogen, Inc.*^	39,086	1,133,494
NPS Pharmaceuticals, Inc.*^	23,600	115,168
OSI Pharmaceuticals, Inc.*^	9,898	326,238
Panacos Pharmaceuticals, Inc.*	68,720	379,334
PDL BioPharma, Inc.*^	99,347	1,828,978
Regeneron Pharmaceuticals, Inc.*^	54,600	699,972
Replidyne, Inc.	43,000	446,340
Serono S.A., Class B	784	540,480
Theravance, Inc.*^	73,571	1,683,305
United Therapeutics Corp.*^	5,854	338,186
Vertex Pharmaceuticals, Inc.*^	68,910	2,529,686
Zymogenetics, Inc.*^	77,495	1,470,080

		82,320,516

Health Care Distributors (2.5%)
Cardinal Health, Inc.	54,960	3,535,577
McKesson Corp.	99,179	4,689,183
PSS World Medical, Inc.*^	55,712	983,317

		9,208,077

Health Care Equipment (13.4%)
Baxter International, Inc.	79,000	2,904,040
Biomet, Inc.	70,187	2,196,151
Boston Scientific Corp.*	351,988	5,927,478
Conor Medsystems, Inc.*^	45,450	1,253,966
Cytyc Corp.*^	136,773	3,468,563
Edwards Lifesciences Corp.*	14,920	677,816
Kinetic Concepts, Inc.*	42,100	1,858,715
Kyphon, Inc.*^	19,860	761,830
Medtronic, Inc.	218,064	10,231,563
Mentor Corp.^	56,251	2,446,918
NxStage Medical, Inc.*^	50,919	444,523
Olympus Corp.	45,000	1,204,566
Respironics, Inc.*	27,995	957,989
St. Jude Medical, Inc.*	92,575	3,001,281
Stryker Corp.	41,100	1,730,721
Terumo Corp.	38,700	1,293,216
Thoratec Corp.*^	47,087	653,097
Varian Medical Systems, Inc.*	88,928	4,210,741
Wright Medical Group, Inc.*^	34,118	714,090
Zimmer Holdings, Inc.*	54,531	3,092,998

		49,030,262

Health Care Facilities (0.5%)
Triad Hospitals, Inc.*	30,300	1,199,274
Universal Health Services, Inc., Class B	12,600	633,276

		1,832,550

Health Care Services (3.5%)
DaVita, Inc.*	38,909	1,933,777
Express Scripts, Inc.*	17,562	1,259,898
HMS Holdings Corp.*	57,895	620,635
Medco Health Solutions, Inc.*	130,542	7,477,446
Nighthawk Radiology Holdings, Inc.*^	4,550	81,627
Omnicare, Inc.	27,065	1,283,422

		12,656,805

Health Care Supplies (0.7%)
Alcon, Inc.	11,928	1,175,504
Cooper Cos., Inc.^	12,773	565,716
Volcano Corp.*	82,810	749,430

		2,490,650

Health Care Technology (1.4%)
Eclipsys Corp.*^	93,144	1,691,495
IMS Health, Inc.	73,600	1,976,160
iSOFT Group plc	564,872	807,076
Merge Technologies, Inc.*^	59,035	726,721

		5,201,452

Life Sciences Tools & Services (3.1%)
Bruker BioSciences Corp.*^	96,900	519,384
Charles River Laboratories International, Inc.*	26,518	975,862
Ciphergen Biosystems, Inc.*^	184,000	204,240
Dionex Corp.*^	12,097	661,222
Exelixis, Inc.*^	55,800	560,790
Fisher Scientific International, Inc.*	52,705	3,850,100
Illumina, Inc.*^	22,500	667,350
Invitrogen Corp.*	11,809	780,221
MDS, Inc.	44,700	817,953
Pharmaceutical Product Development, Inc.	38,599	1,355,597
Thermo Electron Corp.*	17,828	646,087
Varian, Inc.*	8,832	366,616

		11,405,422

Managed Health Care (7.1%)
Aetna, Inc.	249,331	9,955,787
Coventry Health Care, Inc.*	24,253	1,332,460
Health Net, Inc.*	53,359	2,410,226
UnitedHealth Group, Inc.	162,725	7,286,826
WellPoint, Inc.*	68,133	4,958,038

		25,943,337

Pharmaceuticals (39.2%)
Abbott Laboratories	264,200	11,521,762
Adolor Corp.*^	46,820	1,170,968

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Allergan, Inc.	30,706	$3,293,526
Astellas Pharma, Inc.	98,800	3,629,970
AstraZeneca plc (ADR)	138,847	8,305,828
AtheroGenics, Inc.*^	50,718	661,870
Barr Pharmaceuticals, Inc.*	24,600	1,173,174
BioMimetic Therapeutics, Inc.*	76,870	509,648
Biovail Corp	41,111	962,409
Bristol-Myers Squibb Co	174,970	4,524,724
Cardiome Pharma Corp.*^	44,766	395,731
Cypress Bioscience, Inc.*^	41,625	255,578
Daiichi Sankyo Co., Ltd.	162,000	4,463,981
Eisai Co., Ltd.	122,100	5,500,722
Elan Corp plc (ADR)*^	149,200	2,491,640
Eli Lilly & Co	65,060	3,595,866
Endo Pharmaceuticals Holdings, Inc.*	69,572	2,294,485
Forest Laboratories, Inc.*	70,867	2,741,844
GlaxoSmithKline plc	124,000	3,465,391
Grifols SA*	40,665	334,336
Impax Laboratories, Inc.*	56,237	351,481
Ipsen	69,001	2,788,008
Johnson & Johnson	127,784	7,656,817
Medicines Co.*^	66,717	1,304,317
Merck & Co., Inc.	133,680	4,869,962
Merck KGaA	11,785	1,071,398
MGI Pharma, Inc.*^	123,407	2,653,251
Novartis AG (ADR)	94,856	5,114,636
Novartis AG (Registered)	39,568	2,138,287
Pfizer, Inc.	270,043	6,337,909
Roche Holding AG	59,911	9,884,092
Sanofi-Aventis	65,815	6,420,976
Sanofi-Aventis (ADR)^	66,124	3,220,239
Schering-Plough Corp	492,050	9,363,712
Schwarz Pharma AG	12,516	1,123,131
Sepracor, Inc.*^	28,241	1,613,691
Shionogi & Co., Ltd.	313,901	5,601,697
Shire plc (ADR)^	78,351	3,465,465
Takeda Pharmaceutical Co., Ltd.	22,100	1,376,477
Teva Pharmaceutical Industries Ltd. (ADR)	12,900	407,511
UCB S.A.	37,548	2,030,854
Wyeth	67,580	3,001,228
Xenoport, Inc.*^	16,033	290,358

		143,378,950

Total Health Care		343,468,021

Industrials (0.7%)
Industrial Conglomerates (0.7%)
Tyco International Ltd.	87,900	2,417,250

Total Industrials		2,417,250

Materials (0.3%)
Chemicals (0.3%)
Bayer AG	21,738	998,963

Total Materials		998,963

Total Common Stocks (96.2%) (Cost $334,580,720)		351,850,030

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (0.7%)
Federal Farm Credit Bank
4.95%, 7/3/06 (o)(p)	$2,500,000	2,498,969

Short-Term Investments of Cash Collateral for Securities Loaned (12.2%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	226,303	226,303
Banesto S.A de Madrid
5.05%, 7/21/06	646,579	646,579
Barton Capital Corp.
5.13%, 7/5/06	1,128,295	1,128,295
Cantor Fitzgerald Securities
5.30%, 7/3/06	24,384,233	24,384,233
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)	1,293,103	1,293,103
Fifth Third Bancorp
5.28%, 7/31/07 (l)	96,987	96,987
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	355,619	355,619
Hartford Life, Inc.
5.24%, 7/2/07 (l)	258,632	258,632
Lehman Brothers Bankhaus AG
5.32%, 12/12/06	1,196,172	1,196,172
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	113,151	113,151
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	969,869	969,869
Morgan Stanley & Co.
5.35%, 7/3/06	11,315,139	11,315,139
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	969,869	969,869
New York Life Insurance Co.
5.19%, 10/2/06 (l)	808,224	808,224
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	775,853	775,853

Total Short-Term Investments of Cash Collateral for Securities Loaned		44,538,028

Time Deposit (3.3%)
JPMorgan Chase Nassau
4.58%, 7/3/06	12,247,794	12,247,794

Total Short-Term Investments (16.2%) (Cost/Amortized Cost $59,285,135)		59,284,791

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options (0.0%)
Baxter International, Inc.
July-2007 @ $40.00*	2,591	25,910
Boston Scientific Corp.
July-2007@$20.00*	1,250	6,250
Theravance, Inc.
September-2006 @ $25.00*	100	16,500

		48,660

Put Options (0.1%)
Bristol Myers Squibb Co.
September-2006 @ $25.00*	1,135	79,450
Kinetic Concepts, Inc.
September-2006 @ $35.00*	274	95,900
Nektar Therapeutics
November-2006 @ $17.50*	630	144,900
Penwest Pharmaceuticals Co.
July-2006 @ $15.00*	197	985

		321,235

Total Options Purchased (0.1%) (Cost $548,759)		369,895

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Contracts (c)	Value (Note 1)
Total Investments Before Options Written (112.5%) (Cost/Amortized Cost $394,414,614)		$411,504,716

OPTIONS WRITTEN:
Call Options Written (0.0%)
Bristol Myers Squibb Co.	(826)	(103,250)
August-2006 @ $25.00* (d)
Kinetic Concepts, Inc.	(274)	(13,700)
September-2006 @ $60.00* (d)
Theravance, Inc.	(585)	(23,400)
September-2006 @ $30.00* (d)

		(140,350)

Put Options Written (0.0%)
Medtronic, Inc.
July-2006 @ $45.00*(d)	(701)	(17,525)

Total Options Written (0.0%) (Premiums Received $295,215)		(157,875)

Total Investments (112.5%) (Cost/Amortized Cost $394,119,399)		411,346,841
Other Assets Less Liabilities (-12.5%)		(45,495,754)

Net Assets (100%)		$365,851,087

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Options written for the six months ended June 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	133	$17,555
Options Written	23,519	3,154,773
Options Terminated in Closing Purchase Transactions	(18,144)	(2,695,861)
Options Expired	(3,122)	(181,252)
Options Exercised	—	—

Options Outstanding—June 30, 2006	2,386	$295,215

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$315,549,525
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$296,196,882

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,402,445
Aggregate gross unrealized depreciation	(16,994,400)

Net unrealized appreciation	$12,408,045

Federal income tax cost of investments	$399,096,671

At June 30, 2006, the Portfolio had loaned securities with a total value of $44,622,122. This was secured by collateral of $44,538,028 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (27.1%)
Auto Components (2.8%)
American Tire Distributors, Inc.
11.758%, 4/1/12 § (l)	$6,000,000	$5,580,000
Arvin Capital I
9.500%, 2/1/27	2,000,000	2,020,000
ArvinMeritor, Inc.
8.750%, 3/1/12	7,260,000	7,078,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.750%, 5/15/16 §	225,000	216,563
Cooper Standard Automotive, Inc.
7.000%, 12/15/12	3,325,000	2,975,875
Goodyear Tire & Rubber Co.
7.950%, 4/10/10 §(b)	4,000,000	4,012,500
11.250%, 3/1/11	4,900,000	5,377,750
Lear Corp.
0.000%, 4/25/12	1,500,000	1,486,563
Tenneco, Inc.
10.250%, 7/15/13	5,800,000	6,358,250
Series B
8.625%, 11/15/14	6,600,000	6,583,500
TRW Automotive, Inc.
9.375%, 2/15/13	8,787,000	9,336,187

		51,025,688

Automobiles (2.1%)
Ford Motor Co.
7.450%, 7/16/31	3,500,000	2,528,750
Ford Motor Credit Co.
5.800%, 1/12/09	2,750,000	2,512,312
7.375%, 10/28/09	1,535,000	1,419,166
7.875%, 6/15/10	5,425,000	5,004,519
9.750%, 9/15/10 §	1,342,000	1,307,625
7.375%, 2/1/11	16,265,000	14,563,974
10.486%, 6/15/11 § (l)	969,000	972,324
9.473%, 4/15/12 (l)	2,650,000	2,690,598
7.000%, 10/1/13	2,950,000	2,538,882
General Motors Corp.
7.125%, 7/15/13	1,950,000	1,603,875
8.250%, 7/15/23	3,375,000	2,657,812

		37,799,837

Distributors (0.5%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	1,990,000
7.875%, 3/1/15	1,700,000	1,678,750
SGS International, Inc.
12.000%, 12/15/13 §	6,035,000	6,035,000

		9,703,750

Diversified Consumer Services (0.6%)
Education Management LLC/Education Management Corp.
8.750%, 6/1/14 §	2,875,000	2,846,250
10.250%, 6/1/16 §	3,500,000	3,482,500
Service Corp International
0.000%, 4/2/16	4,000,000	4,000,000

		10,328,750

Hotels, Restaurants & Leisure (3.9%)
Boyd Gaming Corp.
7.125%, 2/1/16	5,550,000	5,362,688
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §	4,000,000	3,920,000
EPL Finance Corp.
11.750%, 11/15/13 §	5,500,000	6,283,750
Intrawest Corp.
7.500%, 10/15/13	5,125,000	5,099,375
Mandalay Resort Group
9.375%, 2/15/10	2,000,000	2,105,000
7.625%, 7/15/13	3,000,000	2,970,000
MGM MIRAGE
8.500%, 9/15/10	600,000	623,250
8.375%, 2/1/11	475,000	486,875
6.750%, 4/1/13 §	3,850,000	3,671,938
6.625%, 7/15/15	7,575,000	7,063,687
7.250%, 8/1/17	1,000,000	957,500
Riviera Holdings Corp.
11.000%, 6/15/10	5,779,000	6,111,292
Seneca Gaming Corp.
7.250%, 5/1/12	2,600,000	2,518,750
Series B
7.250%, 5/1/12	1,850,000	1,792,188
Six Flags, Inc.
7.260%, 6/30/09	1,243,129	1,248,013
7.360%, 6/30/09	5,089	5,109
7.410%, 6/30/09	751,782	754,736
Station Casinos, Inc.
6.500%, 2/1/14	1,000,000	930,000
6.875%, 3/1/16	2,600,000	2,424,500
6.625%, 3/15/18	1,500,000	1,357,500
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 §	2,050,000	2,070,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14	12,400,000	11,687,000

		69,443,651

Household Durables (1.5%)
Blyth, Inc.
5.500%, 11/1/13	6,750,000	5,400,000
KB Home
7.750%, 2/1/10	2,260,000	2,260,000
9.500%, 2/15/11	5,066,000	5,293,970
Kinetek, Inc.
10.750%, 11/15/06	9,058,000	9,012,710
Meritage Homes Corp.
6.250%, 3/15/15	6,090,000	5,130,825

		27,097,505

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.
7.330%, 10/14/12	1,028,346	1,025,424
7.438%, 10/14/12	329,500	328,564
7.439%, 10/14/12	132,167	131,792
7.664%, 10/14/12	166,667	166,193
7.699%, 10/18/12 §(b)	333,333	332,386

		1,984,359

Media (12.5%)
Advanstar Communications, Inc.
10.750%, 8/15/10	3,925,000	4,209,562
Allbritton Communications Co.
7.750%, 12/15/12	6,775,000	6,707,250
AMC Entertainment, Inc.
9.875%, 2/1/12	6,873,000	6,838,635
American Media Operations, Inc., Series B
10.250%, 5/1/09	4,448,000	4,158,880
Block Communications, Inc.
8.250%, 12/15/15 §	5,000,000	4,800,000
CanWest Media, Inc.
8.000%, 9/15/12	2,970,000	2,940,300
CCH I LLC
11.000%, 10/1/15	5,000,000	4,375,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13		$9,000,000	$8,775,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 9/15/10		3,725,000	3,734,313
Charter Communications Holdings LLC
7.755%, 4/25/13 (b)		3,000,000	3,004,413
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14 §		3,000,000	3,003,750
Cinemark, Inc.
0.000%, 3/15/14 (e)		8,600,000	6,665,000
CMP Susquehanna Corp.
9.875%, 5/15/14 §		5,500,000	5,115,000
CSC Holdings, Inc.
7.250%, 7/15/08		6,315,000	6,322,894
7.250%, 4/15/12 §		1,500,000	1,447,500
6.988%, 2/24/13 §		852,143	847,438
6.740%, 3/29/13 §		571,429	568,274
6.880%, 3/29/13 §		571,429	568,274
7.875%, 2/15/18		1,075,000	1,072,313
Series B
8.125%, 7/15/09		1,500,000	1,526,250
7.625%, 4/1/11		7,250,000	7,250,000
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10		2,698,000	2,799,175
9.875%, 8/15/13		4,725,000	5,120,695
Dex Media, Inc.
0.000%, 11/15/13 (e)		6,975,000	5,876,437
DirecTV Holdings LLC/DirecTV Financing Co.
6.375%, 6/15/15		7,800,000	7,195,500
Echostar DBS Corp.
6.375%, 10/1/11		1,875,000	1,795,313
6.625%, 10/1/14		5,150,000	4,841,000
7.125%, 2/1/16 §		18,450,000	17,758,137
Houghton Mifflin Co.
8.250%, 2/1/11		4,700,000	4,758,750
Insight Communications Co., Inc.
12.250%, 2/15/11 (e)		7,200,000	7,614,000
Interpublic Group of Cos., Inc.
6.250%, 11/15/14		6,925,000	5,643,875
Kabel Deutschland GmbH
10.625%, 7/1/14 §		7,500,000	7,912,500
LBI Media, Inc.
10.125%, 7/15/12		5,565,000	5,926,725
Lighthouse International Co S.A.
8.000%, 4/30/14 (b)		4,405,000	5,734,433
8.000%, 4/30/14 (m)	EUR	1,000,000	1,348,975
Mediacom Broadband LLC
11.000%, 7/15/13		$7,065,000	7,462,406
Network Communications, Inc.
10.750%, 12/1/13 §		6,300,000	6,205,500
Primedia, Inc.
8.875%, 5/15/11		2,350,000	2,256,000
8.000%, 5/15/13		700,000	626,500
Quebecor World Capital Corp.
8.750%, 3/15/16 §		4,000,000	3,650,000
R.H Donnelley Corp.
8.875%, 1/15/16 §		5,500,000	5,548,125
Rogers Cable, Inc.
6.750%, 3/15/15		2,450,000	2,333,625
8.750%, 5/1/32		1,500,000	1,616,250
Telenet Communications N.V.
9.000%, 12/15/13 §	EUR	1,867,500	2,614,727
Unity Media GmbH
10.125%, 2/15/15 §		1,000,000	1,227,504
10.375%, 2/15/15 §		$9,000,000	8,595,000
UPC Broadband Holdings BV
9.986%, 3/31/13 §		1,000,000	1,275,325
9.986%, 12/31/13 §		1,000,000	1,275,837
UPC Holdings BV
8.625%, 1/15/14 §	EUR	5,000,000	6,265,384
7.750%, 1/15/14 (b)(m)(p)		425,000	510,821
8.625%, 1/15/14 (b)(m)(p)		1,500,000	1,879,615
WMG Holdings Corp.
0.000%, 12/15/14 (e)		$5,076,000	3,654,720

			225,252,900

Multiline Retail (0.0%)
Saks, Inc.
8.250%, 11/15/08		714	739

Specialty Retail (1.9%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12		5,982,000	5,922,180
8.000%, 3/15/14		2,507,000	2,431,790
CSK Auto, Inc.
7.000%, 1/15/14		6,700,000	6,700,000
Foot Locker, Inc.
8.500%, 1/15/22		6,480,000	6,536,700
Group 1 Automotive, Inc.
8.250%, 8/15/13		1,700,000	1,717,000
J. Crew Operating Corp.
0.000%, 5/15/13 (l)		2,000,000	1,996,666
Pep Boys-Manny, Moe & Jack
6.920%, 7/7/06		3,500,000	3,500,462
Toys R US, Inc.
6.875%, 8/1/06		4,400,000	4,400,000

			33,204,798

Textiles, Apparel & Luxury Goods (1.2%)
Perry Ellis International, Inc., Series B
8.875%, 9/15/13		6,975,000	6,835,500
Quicksilver, Inc.
6.875%, 4/15/15		5,075,000	4,719,750
Rafealla Apparel Group, Inc.
11.250%, 6/15/11 §		6,500,000	6,240,000
Samsonite Corp.
8.875%, 6/1/11		3,600,000	3,735,000

			21,530,250

Total Consumer Discretionary			487,372,227

Consumer Staples (3.4%)
Food & Staples Retailing (1.1%)
Delhaize America, Inc.
9.000%, 4/15/31		5,805,000	6,365,821
Ingles Markets, Inc.
8.875%, 12/1/11		4,723,000	4,941,439
Rite Aid Corp.
9.500%, 2/15/11		6,050,000	6,276,875
Roundy’s, Inc.
8.170%, 10/27/11 § (b)		750,000	753,750
8.290%, 11/1/11		742,500	746,212

			19,084,097

Food Products (0.3%)
Dole Food Co.
7.000%, 4/11/13		995,350	984,774
8.750%, 4/11/13		51,279	50,734
7.000%, 4/12/13		744,186	736,279
7.125%, 4/12/13		204,651	202,477
Pilgrim’s Pride Corp.
9.250%, 11/15/13		4,500,000	4,488,750

			6,463,014

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Household Products (0.7%)
Prestige Brands, Inc.
9.250%, 4/15/12		$7,769,000	$7,613,620
Spectrum Brands, Inc.
7.375%, 2/1/15		1,421,000	1,154,563
Visant Holding Corp.
0.000%, 12/1/13 (e)		6,025,000	4,729,625

			13,497,808

Personal Products (0.3%)
NBTY, Inc.
7.125%, 10/1/15		5,000,000	4,700,000

Tobacco (1.0%)
Alliance One International, Inc.
11.000%, 5/15/12		1,725,000	1,638,750
Reynolds American, Inc.
7.250%, 6/1/13 §		9,400,000	9,188,500
7.625%, 6/1/16 §		1,750,000	1,710,625
RJ Reynolds Tobacco Holdings, Inc.
7.250%, 6/1/12		5,230,000	5,125,400

			17,663,275

Total Consumer Staples			61,408,194

Energy (6.7%)
Energy Equipment & Services (0.3%)
Dresser-Rand Group, Inc.
7.375%, 11/1/14		991,000	946,405
Hanover Equipment Trust, Series 01-B
8.750%, 9/1/11		1,790,000	1,843,700
Newpark Resources, Inc.
8.625%, 12/15/07		2,700,000	2,700,000

			5,490,105

Oil, Gas & Consumable Fuels (6.4%)
AmeriGas Partners LP
7.250%, 5/20/15		5,250,000	4,961,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16		7,825,000	7,335,937
Brigham Exploration Co.
9.625%, 5/1/14 §		7,000,000	6,860,000
Chesapeake Energy Corp.
7.500%, 9/15/13		1,900,000	1,904,750
7.000%, 8/15/14		3,375,000	3,265,313
6.625%, 1/15/16		1,000,000	930,000
6.875%, 1/15/16		3,675,000	3,472,875
Clayton Williams Energy, Inc.
7.750%, 8/1/13		4,250,000	3,910,000
El Paso Corp.
7.625%, 9/1/08 §		2,000,000	2,025,000
7.875%, 6/15/12		3,900,000	3,968,250
7.375%, 12/15/12		4,700,000	4,664,750
8.050%, 10/15/30		3,500,000	3,508,750
El Paso Production Holding Co.
7.750%, 6/1/13		6,000,000	6,045,000
Encore Acquisition Co.
6.250%, 4/15/14		3,050,000	2,806,000
7.250%, 12/1/17		200,000	192,000
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14		5,560,000	5,268,100
Ferrellgas LP
7.240%, 8/1/10		9,000,000	8,865,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.750%, 6/15/12		3,775,000	3,831,625
International Coal Group, Inc.
10.250%, 7/15/14 §		5,000,000	4,993,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
8.500%, 7/15/16 §		4,650,000	4,573,275
Peabody Energy Corp., Series B
6.875%, 3/15/13		2,350,000	2,308,875
PetroHawk Energy Corp.
9.125%, 7/15/13 §		2,250,000	2,238,750
Plains Exploration & Production Co.
7.125%, 6/15/14		4,275,000	4,210,875
Valero Energy Corp.
7.800%, 6/14/10		1,000,000	1,016,250
VENOCO, Inc.
0.000%, 4/26/11		8,250,000	8,296,406
Williams Cos., Inc.
6.375%, 10/1/10 §		1,525,000	1,486,875
7.875%, 9/1/21		12,250,000	12,433,750

			115,373,406

Total Energy			120,863,511

Financials (10.6%)
Capital Markets (0.9%)
Basell AF SCA
8.375%, 8/15/15 §		6,250,000	6,007,812
E*Trade Financial Corp.
8.000%, 6/15/11		5,000,000	5,100,000
7.375%, 9/15/13		3,000,000	3,000,000
Lehman Brothers Holdings, Inc.
1.383%, 6/15/09		650,000	665,990
2.070%, 6/15/09		650,000	644,605
3.119%, 6/15/09		650,000	640,575
Merrill Lynch & Co., Inc.
2.300%, 6/22/09 §		650,000	645,775

			16,704,757

Commercial Banks (0.1%)
Deutsche Bank AG/London
1.800%, 5/29/09 §		650,000	668,135

Consumer Finance (2.2%)
General Motors Acceptance Corp.
4.375%, 9/26/06	EUR	5,000,000	6,362,337
7.250%, 3/2/11		$3,415,000	3,310,870
6.000%, 4/1/11		3,070,000	2,793,068
6.875%, 9/15/11		18,255,000	17,418,191
7.000%, 2/1/12		430,000	408,156
6.875%, 8/28/12		3,500,000	3,297,591
6.750%, 12/1/14		2,500,000	2,322,050
8.000%, 11/1/31		3,925,000	3,772,514

			39,684,777

Diversified Financial Services (6.4%)
AES Ironwood LLC
8.857%, 11/30/25		6,554,692	7,079,067
AES Red Oak LLC
8.540%, 11/30/19		1,730,323	1,825,491
Altra Industrial Motion, Inc.
9.000%, 12/1/11		4,450,000	4,472,250
Amadeus-Halde, Term Loan
5.813%, 4/8/13 §(l)(b)	EUR	2,000,000	2,584,067
American Real Estate Partners LP/American Real Estate Finance Corp.
7.125%, 2/15/13		2,705,000	2,596,800
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14		$7,242,000	7,857,570
Bluewater Finance Ltd.
10.250%, 2/15/12		1,475,000	1,493,438
Crystal U.S. Holdings 3 LLC/Crystal U.S. Sub 3 Corp.
0.000%, 10/1/14 (e)		10,500,000	8,216,250

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Dow Jones CDX HY, Series 6-T1
8.625%, 6/29/11 §		$18,000,000	$17,662,500
Eircom Funding
8.250%, 8/15/13	EUR	3,000,000	4,272,288
Innophos Investments Holdings, Inc. (PIK)
13.170%, 2/15/15 §		$127,595	127,754
Interactive Health LLC/Interactive Health Finance Corp.
7.250%, 4/1/11 §		969,000	775,200
IXIS Financial Products, Inc.
0.800%, 6/15/09 §		650,000	634,465
1.650%, 6/15/09 §†		650,000	650,815
1.875%, 6/15/09 §		650,000	619,691
JSG Funding plc
9.625%, 10/1/12		10,875,000	11,201,250
10.125%, 10/1/12	EUR	1,350,000	1,872,902
KRATON Polymers LLC/KRATON Polymers Capital Corp.
8.125%, 1/15/14		$4,875,000	4,838,437
Pipe Acquisition Finance plc
11.670%, 12/15/10 § (l)		8,500,000	8,372,500
Rainbow National Services LLC
10.375%, 9/1/14 §		6,218,000	6,886,435
Sheridan Group, Inc.
10.250%, 8/15/11		3,000,000	3,048,750
Stripes Acquisition LLC/Susser Finance Corp.
10.625%, 12/15/13 §		5,700,000	6,013,500
Universal City Development Partners
11.750%, 4/1/10		800,000	871,000
Universal City Florida Holding Co. I/II
8.375%, 5/1/10		4,150,000	4,170,750
9.899%, 5/1/10 (l)		2,600,000	2,684,500
Visant Corp.
7.625%, 10/1/12		4,065,000	3,943,050

			114,770,720

Real Estate Investment Trusts (REIT) (0.9%)
Host Marriott LP (REIT)
7.125%, 11/1/13		2,825,000	2,814,406
6.375%, 3/15/15		1,325,000	1,245,500
6.750%, 6/1/16 §		2,650,000	2,527,438
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13		6,730,000	6,629,050
Ventas Realty LP/Ventas Capital Corp. (REIT)
9.000%, 5/1/12		1,200,000	1,314,000
8.750%, 5/1/09		1,850,000	1,942,500

			16,472,894

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,662,375
6.500%, 2/1/17		750,000	701,250

			2,363,625

Total Financials			190,664,908

Government Security (0.1%)
Foreign Government (0.1%)
Federative Republic of Brazil
8.875%, 10/14/19		2,200,000	2,413,730

Total Government Security			2,413,730

Health Care (7.2%)
Health Care Equipment & Services (0.3%)
Quintiles Transnational Corp.
7.500%, 3/31/13		3,000,000	2,995,314
9.500%, 3/31/14		1,500,000	1,519,219

			4,514,533

Health Care Equipment & Supplies (1.6%)
Accellent, Inc.
10.500%, 12/1/13		6,500,000	6,646,250
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08		8,120,000	8,241,800
Rotech Healthcare, Inc.
9.500%, 4/1/12		6,650,000	5,536,125
VWR International, Inc.
6.875%, 4/15/12		5,440,000	5,195,200
8.000%, 4/15/14		4,000,000	3,885,000

			29,504,375

Health Care Providers & Services (4.9%)
Chemed Corp.
8.750%, 2/24/11		6,170,000	6,478,500
DaVita, Inc.
7.250%, 3/15/15		10,715,000	10,286,400
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14 §		6,000,000	5,940,000
HCA, Inc.
6.950%, 5/1/12		12,525,000	12,226,016
6.750%, 7/15/13		2,300,000	2,196,334
7.190%, 11/15/15		1,700,000	1,638,424
7.690%, 6/15/25		3,200,000	3,023,965
HEALTHSOUTH Corp.
8.150%, 2/2/13		3,750,000	3,747,323
Select Medical Corp.
7.625%, 2/1/15		6,100,000	5,307,000
Skilled Healthcare Group, Inc.
11.000%, 1/15/14 §		8,500,000	9,095,000
Tenet Healthcare Corp.
7.375%, 2/1/13		5,900,000	5,383,750
9.875%, 7/1/14		350,000	350,000
Triad Hospitals, Inc.
7.000%, 11/15/13		4,700,000	4,570,750
U.S. Oncology Holdings, Inc.
10.320%, 3/15/15 (l)		1,400,000	1,428,000
U.S. Oncology, Inc.
10.750%, 8/15/14		9,110,000	9,884,350
United Surgical Partners International, Inc.
10.000%, 12/15/11		5,800,000	6,090,000

			87,645,812

Pharmaceuticals (0.4%)
Athena Neurosciences Finance LLC
7.250%, 2/21/08		7,000,000	6,947,500

Total Health Care			128,612,220

Industrials (7.8%)
Aerospace & Defense (0.9%)
Argo-Tech Corp.
9.250%, 6/1/11		2,000,000	2,060,000
Armor Holdings, Inc.
8.250%, 8/15/13		2,100,000	2,173,500
Aviall, Inc.
7.625%, 7/1/11		3,300,000	3,440,250
DRS Technologies , Inc.
7.625%, 2/1/18		2,000,000	1,990,000
L-3 Communications Corp.
7.625%, 6/15/12		2,400,000	2,436,000
Sequa Corp.
9.000%, 8/1/09		4,193,000	4,423,615

			16,523,365

Airlines (0.2%)
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15		1,365,748	1,300,912

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Delta Air Lines, Inc., Series 00-1
7.379%, 5/18/10 (h)		$445,943	$446,450
7.570%, 11/18/12 (h)		2,200,000	2,208,250

			3,955,612

Commercial Services & Supplies (1.8%)
Allied Waste North America, Inc.
7.875%, 4/15/13		4,150,000	4,150,000
7.250%, 3/15/15		8,145,000	7,778,475
7.125%, 5/15/16 §		1,475,000	1,390,188
Browning-Ferris Industries, Inc.
9.250%, 5/1/21		3,294,000	3,343,410
Cardtronics, Inc.
9.250%, 8/15/13 §		7,000,000	6,895,000
Knowledge Learning Corp., Inc.
7.750%, 2/1/15 §		5,710,000	5,224,650
United Rentals North America, Inc.
7.750%, 11/15/13		4,000,000	3,800,000

			32,581,723

Construction & Engineering (0.4%)
Ahern Rentals, Inc.
9.250%, 8/15/13		7,500,000	7,575,000

Electrical Equipment (1.4%)
Dresser, Inc.
9.875%, 4/15/11		5,200,000	5,278,000
Ormat Funding Corp.
8.250%, 12/30/20		4,140,950	4,244,474
Polypore, Inc.
8.750%, 5/15/12	EUR	5,000,000	5,977,687
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12		$5,500,000	5,582,500
Trimas Corp.
9.875%, 6/15/12		4,291,000	3,926,265

			25,008,926

Machinery (2.0%)
Accuride Corp.
8.500%, 2/1/15		5,212,000	5,003,520
Case New Holland, Inc.
9.250%, 8/1/11		7,730,000	8,135,825
7.125%, 3/1/14 §		1,000,000	955,000
Greenbrier Cos., Inc.
8.375%, 5/15/15		5,025,000	5,131,781
Invensys plc
9.875%, 3/15/11 §		2,000,000	2,170,000
Term B Loan
8.501%, 9/5/09 § (b)		278,169	278,169
Term C Loan
9.431%, 12/5/09 § (b)(l)		1,000,000	1,010,000
Stewart & Stevenson LLC/Stewart Stevenson Corp.
10.000%, 7/15/14 §		2,750,000	2,760,313
Terex Corp.
9.250%, 7/15/11		2,000,000	2,125,000
7.375%, 1/15/14		6,610,000	6,576,950
Trinity Industries, Inc.
6.500%, 3/15/14		2,325,000	2,266,875

			36,413,433

Marine (0.2%)
Horizon Lines LLC
9.000%, 11/1/12		2,837,000	2,879,555

Road & Rail (0.9%)
Hertz Corp.
0.000%, 12/21/12 § (b)		184,949	185,264
6.890%, 12/21/12		505,778	506,605
6.960%, 12/21/12		505,778	506,605
8.875%, 1/1/14 §		4,375,000	4,484,375
Term B Loan
7.090%, 12/21/12 § (b)		498,201	499,016
Term D
7.380%, 12/21/12		75,495	75,624
Term Loan
4.930%, 12/21/12 § (b)		222,222	222,585
NationsRent Cos., Inc.
9.500%, 5/1/15		8,025,000	8,486,437
Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375%, 5/1/12		1,350,000	1,437,750

			16,404,261

Total Industrials			141,341,875

Information Technology (4.1%)
Communications Equipment (0.5%)
Nortel Networks Ltd.
8.625%, 2/15/07		2,500,000	2,493,750
9.730%, 7/15/11 § (l)		2,950,000	3,001,625
10.125%, 7/15/13 § (b)		1,650,000	1,678,875
10.750%, 7/15/16 § (b)		950,000	966,625

			8,140,875

Computers & Peripherals (0.1%)
Solar Capital Corp.
7.215%, 2/11/13 §(b)		1,994,975	2,014,925

Electronic Equipment & Instruments (0.9%)
Celestica, Inc.
7.875%, 7/1/11		6,805,000	6,685,912
7.625%, 7/1/13		2,300,000	2,231,000
Flextronics International Ltd.
6.500%, 5/15/13		2,000,000	1,900,000
Samina-SCI Corp.
8.125%, 3/1/16		2,275,000	2,218,125
Solectron Global Finance Ltd.
8.000%, 3/15/16 §		2,700,000	2,659,500

			15,694,537

IT Services (1.1%)
Iron Mountain, Inc.
6.625%, 1/1/16		7,395,000	6,655,500
SunGard Data Systems, Inc.
9.125%, 8/15/13 §		4,000,000	4,150,000
10.250%, 8/15/15 §		8,900,000	9,200,375

			20,005,875

Office Electronics (0.4%)
Xerox Capital Trust I
8.000%, 2/1/27		1,000,000	1,003,750
Xerox Corp.
6.875%, 8/15/11		1,200,000	1,192,500
6.400%, 3/15/16		3,500,000	3,303,125
7.200%, 4/1/16		1,675,000	1,679,188

			7,178,563

Semiconductors & Semiconductor Equipment (0.9%)
Amkor Technologies, Inc.
7.750%, 5/15/13		500,000	452,500
9.250%, 6/1/16		7,650,000	7,248,375
MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co.
6.875%, 12/15/11		5,150,000	4,660,750
Sensata Technologies B.V.
8.000%, 5/1/14 §		2,275,000	2,195,375
Spansion LLC
11.250%, 1/15/16 §		2,140,000	2,156,050

			16,713,050

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Software (0.2%)
UGS Corp.
10.000%, 6/1/12		$3,550,000	$3,816,250

Total Information Technology			73,564,075

Materials (11.9%)
Chemicals (5.7%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	110,000
BCI U.S. Finance Corp./Borden 2 Nova Scotia Finance ULC
10.577%, 7/15/10 § (l)		8,255,000	8,420,100
Cognis Holdings GmbH (PIK)
11.644%, 1/15/15 §	EUR	8,495,402	11,134,210
Equistar Chemicals LP
8.750%, 2/15/09		$4,250,000	4,388,125
Equistar Chemicals LP/ Equistar Funding Corp.
10.625%, 5/1/11		8,082,000	8,678,047
Ferro Corp.
0.000%, 6/6/12		5,000,000	5,000,000
Hercules, Inc.
6.750%, 10/15/29		4,650,000	4,394,250
Huntsman LLC
11.500%, 7/15/12		2,734,000	3,055,245
Ineos Group Holdings plc
6.904%, 10/7/13		1,000,000	1,005,750
7.404%, 10/7/14		1,000,000	1,005,750
8.500%, 2/15/16 §		11,125,000	10,415,781
Lyondell Chemical Co.
9.500%, 12/15/08		3,296,000	3,386,640
Nalco Co.
7.750%, 11/15/11		2,000,000	1,995,000
8.875%, 11/15/13		2,650,000	2,669,875
OM Group, Inc.
9.250%, 12/15/11		6,905,000	7,112,150
PQ Corp.
7.500%, 2/15/13 §		3,500,000	3,290,000
Rhodia S.A.
7.625%, 6/1/10		1,550,000	1,534,500
10.250%, 6/1/10		3,790,000	4,045,825
8.875%, 6/1/11		7,121,000	7,094,296
Rockwood Specialties Group, Inc.
7.500%, 11/15/14		2,880,000	2,822,400
SigmaKalon
10.500%, 8/15/15 §(b)	EUR	984,772	1,256,070
Solutia Europe S.A./N.V.
10.000%, 12/15/08 (e)		7,000,000	9,308,570

			102,122,584

Containers & Packaging (2.3%)
Crown Americas LLC/ Crown Americas Capital Corp.
7.625%, 11/15/13 §		$875,000	859,688
7.750%, 11/15/15 §		1,700,000	1,674,500
Greif Brothers Corp.
8.875%, 8/1/12		1,905,000	2,005,013
Jefferson Smurfit Corp.
8.250%, 10/1/12		7,502,000	7,033,125
7.500%, 6/1/13		400,000	358,000
JSG Packaging Ltd.
5.216%, 11/29/13 §	EUR	200,294	257,615
5.376%, 11/29/13 §		154,513	198,732
5.386%, 11/29/13 §		116,205	149,461
5.417%, 11/29/13 §		103,008	132,487
5.876%, 11/29/14 §		154,513	199,614
5.886%, 11/29/14 §		116,205	150,124
5.917%, 11/29/14 §		103,008	133,075
5.966%, 11/29/14 §		200,294	258,758
Norampac, Inc.
6.750%, 6/1/13		$2,700,000	2,430,000
Owens-Brockway Glass Container, Inc.
8.875%, 2/15/09		4,180,000	4,305,400
8.750%, 11/15/12		5,500,000	5,726,875
8.250%, 5/15/13		2,000,000	2,005,000
6.750%, 12/1/14		4,425,000	4,104,188
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 §†		1,565,061	25,432
Smurfit-Stone Container Enterprises, Inc.
9.750%, 2/1/11		5,573,000	5,726,258
8.375%, 7/1/12		4,175,000	3,945,375

			41,678,720

Metals & Mining (1.2%)
Alpha Natural Resources LLC/ Alpha Natural Resources Capital Corp.
10.000%, 6/1/12		3,875,000	4,146,250
Compass Minerals International, Inc., Series B
0.000%, 6/1/13 (e)		2,511,000	2,285,010
Edgen Acquisition Corp.
9.875%, 2/1/11		2,982,000	2,907,450
Edgen Corp.
9.875%, 2/1/11 §		4,000,000	3,900,000
Novelis, Inc.
7.250%, 2/15/15 §(b)		8,040,000	7,718,400

			20,957,110

Paper & Forest Products (2.7%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15		3,950,000	3,604,375
Abitibi-Consolidated, Inc.
8.550%, 8/1/10		4,225,000	4,003,188
7.750%, 6/15/11		1,380,000	1,266,150
8.829%, 6/15/11 (l)		1,500,000	1,462,500
6.000%, 6/20/13		4,275,000	3,462,750
8.850%, 8/1/30		7,300,000	6,168,500
Bowater Canada Finance
7.950%, 11/15/11		2,350,000	2,232,500
Bowater, Inc.
6.500%, 6/15/13		2,000,000	1,740,000
Georgia-Pacific Corp.
8.000%, 1/15/24		5,480,000	5,178,600
7.375%, 12/1/25		5,100,000	4,615,500
7.250%, 6/1/28		3,050,000	2,699,250
Term Loan B
7.300%, 12/24/12		1,904,762	1,900,596
7.350%, 12/24/12		90,238	90,041
Koch Forest Products
7.698%, 12/23/13		1,000,000	1,007,788
7.779%, 12/23/13		1,000,000	1,007,788
7.880%, 12/23/13		1,500,000	1,511,682
7.920%, 12/23/13		1,000,000	1,007,788
Neenah Paper, Inc.
7.375%, 11/15/14		2,750,000	2,530,000
Newark Group, Inc.
9.750%, 3/15/14		3,900,000	3,607,500
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	273,000

			49,369,496

Paper Packaging (0.0%)
Kappa Jefferson,
Term B Loan
7.375%, 2/1/11 †		375,981	483,736

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount		Value (Note 1)
Term C Loan
7.250%, 10/25/11 †		$375,981	$484,929

			968,665

Total Materials			215,096,575

Telecommunication Services (7.3%)
Diversified Telecommunication Services (5.1%)
Cincinnati Bell, Inc.
7.250%, 7/15/13		5,000,000	4,925,000
8.375%, 1/15/14		4,625,000	4,555,625
Citizens Communications Co.
7.000%, 11/1/25		125,000	103,438
9.000%, 8/15/31		4,165,000	4,217,062
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13		4,425,000	4,502,437
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09		5,000,000	5,100,000
Level 3 Communications, Inc.
11.000%, 3/15/08		518,000	528,360
Level 3 Financing, Inc.
11.424%, 3/15/11 § (l)		1,275,000	1,303,688
Nordic Telephone Co. Holdings ApS
5.707%, 11/30/13	EUR	2,000,000	2,585,430
8.250%, 5/1/16 § (b)		1,500,000	1,961,129
8.750%, 5/1/16 § (b)		2,000,000	2,614,839
8.875%, 5/1/16 §		$200,000	205,500
Qwest Capital Funding, Inc.
7.900%, 8/15/10		4,000,000	3,980,000
7.250%, 2/15/11		900,000	875,250
Qwest Communications International, Inc.
8.670%, 2/15/09 (l)		2,000,000	2,037,500
7.250%, 2/15/11		9,275,000	8,996,750
7.500%, 2/15/14		7,350,000	7,166,250
Series B
7.500%, 2/15/14		7,832,000	7,636,200
Qwest Corp.
8.875%, 3/15/12		7,400,000	7,807,000
7.500%, 6/15/23		2,500,000	2,343,750
7.200%, 11/10/26		600,000	547,500
Stratos Global Corp.
9.875%, 2/15/13 §		4,300,000	4,042,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		4,400,000	4,510,000
Wind Acquisition Finance S.A.
5.634%, 6/17/13		1,000,000	1,281,846
6.134%, 6/17/14		1,000,000	1,288,240
10.750%, 12/1/15 §		1,600,000	1,700,000
Windstream Corp.
8.625%, 8/1/16 §(b)		5,625,000	5,751,562

			92,566,356

Wireless Telecommunication Services (2.2%)
American Cellular Corp., Series B
10.000%, 8/1/11		2,625,000	2,762,812
Centennial Cellular Corp./Centennial Cellular Operating Co. LLC
10.750%, 12/15/08		3,300,000	3,349,500
Intelsat Bermuda Ltd.
8.250%, 1/15/13 §		75,000	74,438
9.250%, 6/15/16 §		1,500,000	1,548,750
Intelsat Subsidiary Holding Co., Ltd.
9.614%, 1/15/12 (l)		3,250,000	3,282,500
8.250%, 1/15/13		3,425,000	3,399,312
8.625%, 1/15/15		9,950,000	9,974,875
Mobile Telesystems Finance S.A.
8.375%, 10/14/10 (b)(m)		1,000,000	999,500
8.000%, 1/28/12 §		6,280,000	6,130,850
Rogers Wireless, Inc.
8.000%, 12/15/12		1,140,000	1,165,650
6.375%, 3/1/14		2,300,000	2,190,750
7.500%, 3/15/15		2,950,000	2,979,500
Rural Cellular Corp.
9.875%, 2/1/10		1,425,000	1,465,969

			39,324,406

Total Telecommunication Services			131,890,762

Utilities (7.3%)
Electric Utilities (2.1%)
Edison Mission Energy
7.730%, 6/15/09		1,000,000	1,010,000
7.500%, 6/15/13 §		1,450,000	1,421,000
7.750%, 6/15/16 §		1,450,000	1,424,625
Headwaters, Inc.
6.860%, 4/30/11 § (b)		2,696,876	2,699,122
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14		1,150,000	1,069,500
8.250%, 3/1/16		4,750,000	4,797,500
Midwest Generation LLC
8.750%, 5/1/34		2,150,000	2,279,000
Series A
8.300%, 7/2/09		7,000,000	7,105,000
Series B
8.560%, 1/2/16		4,093,915	4,298,611
Term B Loan
4.380%, 4/27/11 § (b)		8,562	8,594
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10		1,865,000	1,865,000
Sierra Pacific Resources
8.625%, 3/15/14		2,000,000	2,118,692
Tenaska Alabama Partners LP
7.000%, 6/30/21 §		3,275,991	3,192,834
VeraSun Energy Corp.
9.875%, 12/15/12 §		4,950,000	5,222,250

			38,511,728

Gas Utilities (0.7%)
Holly Energy Partners LP
6.250%, 3/1/15		2,000,000	1,830,000
SemGroup LP
8.750%, 11/15/15 §		1,650,000	1,641,750
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13		9,150,000	8,555,250

			12,027,000

Independent Power Producers & Energy Traders (1.1%)
AES Corp.
8.750%, 5/15/13 §		4,875,000	5,216,250
NRG Energy, Inc.
6.820%, 9/30/12 § (b)		1,624,602	1,625,525
6.979%, 9/30/12 § (b)		371,326	371,442
7.250%, 2/1/14		4,025,000	3,924,375
7.375%, 2/1/16		8,975,000	8,750,625

			19,888,217

Multi-Utilities (3.4%)
CMS Energy Corp.
7.750%, 8/1/10		2,610,000	2,649,150
8.500%, 4/15/11		3,500,000	3,648,750
6.300%, 2/1/12		1,400,000	1,323,000
Dynegy-Roseton Danskamme,
Series A
7.270%, 11/8/10		6,500,000	6,500,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Series B
7.670%, 11/8/16	$1,950,000	$1,945,125
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,746,750
8.625%, 11/14/11	2,050,000	2,173,000
PSEG Energy Holdings LLC
8.625%, 2/15/08	1,500,000	1,537,500
8.500%, 6/15/11	9,205,000	9,665,250
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B
9.237%, 7/2/17	3,153,976	3,406,294
Reliant Energy, Inc.
9.250%, 7/15/10	1,000,000	1,000,000
9.500%, 7/15/13	5,160,000	5,185,800
6.750%, 12/15/14	5,225,000	4,807,000
Sonat, Inc.
7.625%, 7/15/11	8,500,000	8,585,000
South Point Energy Center LLC/Broad River Energy LLC/Rockgen Energy LLC
8.400%, 5/30/12 § (h)	4,845,712	4,603,426
TECO Energy, Inc.
6.750%, 5/1/15	2,450,000	2,382,625

		61,158,670

Total Utilities		131,585,615

Total Long-Term Debt Securities (93.5%) (Cost $1,707,016,988)		1,684,813,692

CONVERTIBLE BONDS:
Utilities (0.1%)
Multi-Utilities (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	2,150,000	2,292,438

Total Convertible Bonds (0.1%) (Cost $2,361,389)		2,292,438

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp.* †(b)	1,867	—

Total Common Stocks (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.6%)
Alcoa, Inc.
5.09%, 7/7/06 (p)	$10,000,000	9,990,103
Total Capital S.A.
5.27%, 7/3/06 (n) (p)	1,200,000	1,199,473
UBS Finance Delaware LLC
3.68%, 7/10/06 (p)	17,400,000	17,382,252

Total Commercial Paper		28,571,828

Government Security (0.0%)
U.S. Treasury Bills
4.60%, 9/14/06 # (p)	240,000	237,694

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.58%, 7/3/06	44,716,534	44,716,534

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $73,523,851)		73,526,056

Total Investments (97.7%) (Cost/Amortized Cost $1,782,902,228)		1,760,632,186
Other Assets Less Liabilities (2.3%)		41,129,019

Net Assets (100%)		$1,801,761,205

*	Non-income producing.
†	Securities (totaling $1,644,912 or 0.09% of net assets) valued at fair value.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $335,722,754 or 18.63% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts.
(b)	Illiquid security.
(c)	One contract relates to 100 shares.
(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2006. Maturity date disclosed is the ultimate maturity date.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.
(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation/ (Depreciation)
Purchase
EURODollar	439	December-06	$104,466,625	$103,609,488	$(857,137)

Sales
U.S. 10 Year Treasury Notes	26	September-06	$2,737,922	$2,726,344	$11,578

					$(845,559)

At June 30, 2006 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
European Union, expiring 7/20/06	28,867	$36,319,158	$36,951,204	$(632,046)
European Union, expiring 8/28/06	10,725	13,318,525	13,765,001	(446,476)
European Union, expiring 9/26/06	5,000	6,329,750	6,429,333	(99,583)
European Union, expiring 10/24/06	8,050	10,077,064	10,369,259	(292,195)
European Union, expiring 12/15/06	7,350	9,350,302	9,497,735	(147,433)

				$(1,617,733)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$760,360,735
U.S. Government securities	272,363,251

$1,032,723,986

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$776,382,232
U.S. Government securities	328,943,600

$1,105,325,832

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,265,234
Aggregate gross unrealized depreciation	(43,424,960)

Net unrealized depreciation	$(23,159,726)

Federal income tax cost of investments	$1,783,791,912

The Portfolio has a net capital loss carryforward of $304,284,721 of which $29,502,162 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, and $91,978,211 expires in the year 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.1%)
BHP Billiton Ltd.	312,734	$6,738,026
CSL Ltd.	114,689	4,579,940
Macquarie Airports	1,466,300	3,344,419
Macquarie Infrastructure Group^	656,000	1,637,580

		16,299,965

Austria (0.7%)
Erste Bank der oesterreichischen Sparkassen AG	109,388	6,154,235
OMV AG^	62,000	3,690,311
voestalpine AG	9,500	1,443,084

		11,287,630

Belgium (1.4%)
Delhaize Group^	11,200	776,192
Dexia	191,615	4,606,160
Fortis (London International Exchange)^	175,809	5,995,367
Fortis (virt-x Exchange)^	194,300	6,613,517
KBC Groep N.V.^	38,200	4,098,047

		22,089,283

Brazil (1.2%)
Cia Vale do Rio Doce (ADR)	203,706	4,897,092
Gafisa S.A.*§	193,444	2,091,528
Petroleo Brasileiro S.A. (ADR)	73,199	6,537,403
Unibanco-Uniao de Bancos Brasileiros S.A. (ADR)	71,225	4,728,628

		18,254,651

Canada (3.2%)
Canadian National Railway Co.	216,382	9,466,713
Canadian Natural Resources Ltd.	75,100	4,167,945
Gerdau Ameristeel Corp.	209,000	2,101,088
Husky Energy, Inc.	55,800	3,515,285
ING Canada, Inc.	65,200	3,312,472
IPSCO, Inc.	28,400	2,729,168
Nexen, Inc.	63,900	3,614,162
Shoppers Drug Mart Corp.^	266,806	9,716,431
Talisman Energy, Inc.^	381,931	6,690,060
Teck Cominco Ltd., Class B	54,300	2,917,874

		48,231,198

Denmark (0.2%)
Carlsberg A/S	43,300	3,165,622

Finland (0.8%)
Nokia Oyj	462,155	9,431,315
Sampo Oyj, Class A	161,700	3,084,824

		12,516,139

France (10.3%)
Arkema*	9,095	354,810
Assurances Generales de France	50,100	5,909,569
BNP Paribas^	196,238	18,781,341
Cie de Saint-Gobain^	109,826	7,849,982
Compagnie Generale des Etablissements Michelin, Class B (Registered)	33,800	2,031,263
Credit Agricole S.A.^	137,674	5,237,095
Imerys S.A.^	50,001	3,995,861
JC Decaux S.A.^	171,032	4,518,136
Lafarge S.A.^	60,405	7,580,797
LVMH Moet Hennessy Louis Vuitton S.A.	127,165	12,617,724
Renault S.A.^	83,900	9,011,414
Sanofi-Aventis^	167,691	16,360,101
Societe Generale^	44,300	6,514,082
Total S.A.^	478,632	31,487,545
Vallourec^§	9,555	11,484,451
Veolia Environnement^	261,633	13,518,642

		157,252,813

Germany (7.2%)
Allianz AG (Registered)	23,700	3,743,150
BASF AG	40,786	3,274,040
Bayerische Motoren Werke (BMW) AG	66,663	3,329,421
Continental AG	273,381	27,936,725
DaimlerChrysler AG	41,800	2,064,679
Deutsche Lufthansa AG (Registered)	260,900	4,803,836
Deutsche Post AG (Registered)^	191,776	5,139,694
E.ON AG	72,000	8,287,493
Epcos AG*^	48,200	679,173
Fresenius Medical Care AG & Co. KGaA	19,500	2,241,038
Hypo Real Estate Holding AG^	205,396	12,472,280
MAN AG	75,000	5,429,787
Metro AG	81,200	4,601,585
Muenchener Rueckversicherungs AG (Registered)	48,400	6,610,114
RWE AG	79,410	6,605,021
SAP AG	20,700	4,367,229
Siemens AG (Registered)	61,142	5,318,532
TUI AG^	145,200	2,875,873

		109,779,670

Hong Kong (1.8%)
CNOOC Ltd. (ADR)	58,496	4,701,909
Esprit Holdings Ltd.	1,800,000	14,692,932
Kerry Properties Ltd.^	260,986	888,770
Orient Overseas International Ltd.^	174,000	630,630
Shangri-La Asia Ltd.^	3,172,973	6,107,370
Sino Land Co.^	648,100	1,034,690

		28,056,301

India (0.3%)
ICICI Bank Ltd. (ADR)	173,242	4,097,173

Ireland (0.3%)
Bank of Ireland	223,700	3,990,174

Italy (2.8%)
Banca Popolare Di Verona e Novara S.c.r.l	89,100	2,386,785
Buzzi Unicem S.p.A.	158,000	3,624,359
ENI S.p.A.^	772,771	22,756,027
Italcementi S.p.A	118,600	2,999,595
Mediaset S.p.A	309,200	3,645,206
Recordati S.p.A	154,800	1,130,209
UniCredito Italiano S.p.A.	895,200	7,005,242

		43,547,423

Japan (21.7%)
Alps Electric Co. Ltd.^	173,600	2,171,613
Astellas Pharma, Inc.	148,400	5,452,303
Bank of Yokohama Ltd.	513,000	3,971,526
Canon, Inc.^	294,500	14,452,566
Credit Saison Co., Ltd.^	240,000	11,379,084
Daikin Industries Ltd.^	122,100	4,240,362
Dainippon Ink & Chemical, Inc.^	895,000	3,358,746
East Japan Railway Co.	660	4,907,492
EDION Corp.	122,000	2,422,604
Fanuc Ltd.	109,106	9,811,571
Hirose Electric Co., Ltd.^	19,200	2,334,602

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Ltd.	245,000	$1,620,260
Honda Motor Co., Ltd.	355,100	11,275,974
Hoya Corp.	142,800	5,084,162
Isuzu Motors Ltd.	848,000	2,752,115
Itochu Corp.	502,000	4,413,332
Japan Tobacco, Inc.	1,824	6,653,615
JFE Holdings, Inc.^	202,700	8,599,877
Kobe Steel Ltd.	1,018,000	3,188,068
Kyocera Corp.	24,300	1,883,375
Leopalace21 Corp.	100,000	3,455,365
Marubeni Corp.^	1,881,000	10,037,266
Matsushita Electric Industrial Co., Ltd.	83,000	1,753,444
Mitsubishi Corp.	507,400	10,142,230
Mitsubishi UFJ Financial Group, Inc.	1,968	27,544,942
Mitsui & Co., Ltd.^	336,000	4,749,823
Mitsui Chemicals, Inc.^	513,000	3,352,237
Mitsui Fudosan Co., Ltd.^	266,000	5,782,356
Mitsui O.S.K. Lines Ltd.^	687,000	4,675,554
Mizuho Financial Group, Inc.	789	6,688,020
Murata Manufacturing Co., Ltd.	70,400	4,575,707
Nidec Corp.^	64,300	4,612,343
Nikko Cordial Corp.	310,000	3,970,083
Nintendo Co., Ltd.	10,700	1,797,139
Nippon Electric Glass Co., Ltd.^	334,000	6,705,419
Nippon Mining Holdings, Inc.	379,500	3,196,943
Nippon Telegraph & Telephone Corp.	1,079	5,295,184
Nissan Motor Co., Ltd.	410,100	4,484,320
Nitto Denko Corp.	72,700	5,183,091
ORIX Corp.	31,900	7,799,545
Secom Co., Ltd.	14,000	662,555
Sega Sammy Holdings, Inc.	226,338	8,394,989
Seiko Epson Corp.^	102,500	2,797,533
Seiyu Ltd.*^	1,781,000	3,770,301
Seven & I Holdings Co. Ltd.	189,300	6,242,934
Sharp Corp.	63,000	996,405
Shin-Etsu Chemical Co., Ltd.	89,700	4,880,672
SMC Corp.	27,400	3,880,558
Sumitomo Corp.	496,000	6,547,382
Sumitomo Heavy Industries Ltd.	400,000	3,702,051
Sumitomo Metal Industries Ltd.	815,000	3,365,088
Sumitomo Mitsui Financial Group, Inc.	894	9,462,800
Sumitomo Realty & Development Co., Ltd.^	214,000	5,279,097
Tokyo Electric Power Co., Inc.	191,500	5,293,618
Tokyo Gas Co., Ltd.^	873,000	4,116,231
Toyota Motor Corp.	394,400	20,666,195
Yamada Denki Co., Ltd.^	67,300	6,870,411

		332,703,078

Luxembourg (0.4%)
Arcelor	73,640	3,553,590
SES Global S.A. (FDR)	186,800	2,663,197

		6,216,787

Mexico (2.0%)
America Movil S.A. de C.V. (ADR)	419,805	13,962,714
Cemex S.A. de C.V. (ADR)*	245,209	13,969,557
Fomento Economico Mexicano S.A. de C.V. (ADR)	40,000	3,348,800

		31,281,071

Netherlands (3.9%)
ABN AMRO Holding N.V.	402,876	11,018,789
European Aeronautic Defence & Space Co. N.V.	191,730	5,506,194
ING Groep N.V. (CVA)	515,420	20,252,354
Koninklijke Philips Electronics N.V.	208,732	6,520,249
Reed Elsevier N.V.	360,922	5,427,155
Royal Dutch Shell plc, Class A	25,200	847,438
Royal Dutch Shell plc, Class B	71,028	2,484,204
Wolters Kluwer N.V. (CVA)	311,676	7,360,748

		59,417,131

Singapore (1.1%)
CapitaLand Ltd.	1,346,000	3,830,272
DBS Group Holdings Ltd.	979,000	11,205,552
Flextronics International Ltd.*	167,400	1,777,788
Neptune Orient Lines Ltd.	378,000	432,656
Singapore Telecommunications Ltd.	200,785	322,505

		17,568,773

South Korea (0.8%)
Samsung Electronics Co., Ltd.	18,410	11,701,518

Spain (1.8%)
Altadis S.A.^	99,365	4,695,881
Banco Bilbao Vizcaya Argentaria S.A.	374,700	7,704,091
Banco Popular Espanol S.A.^	246,805	3,676,474
Endesa S.A.^	151,700	5,274,077
Repsol YPF S.A.^	231,800	6,636,196

		27,986,719

Sweden (1.2%)
Telefonaktiebolaget LM Ericsson (ADR)	324,107	10,708,495
Telefonaktiebolaget LM Ericsson, Class B	2,118,200	6,998,475

		17,706,970

Switzerland (9.5%)
ABB Ltd. (Registered)	910,215	11,814,219
Adecco S.A. (Registered)^	76,120	4,492,633
Credit Suisse Group (Registered)^	138,900	7,755,722
Holcim Ltd. (Registered)	71,055	5,434,982
Lonza Group AG (Registered)	165,045	11,297,162
Nestle S.A. (Registered)^	29,641	9,291,546
Novartis AG (Registered)^	183,101	9,894,928
Roche Holding AG^	151,159	24,938,150
Syngenta AG (Registered)*	127,082	16,857,817
UBS AG (Registered)^	286,285	31,316,074
Xstrata plc	150,720	5,714,666
Zurich Financial Services AG^	33,585	7,347,576

		146,155,475

United Kingdom (19.4%)
Acergy S.A.*	316,416	4,817,989
AstraZeneca plc	145,900	8,807,883
Aviva plc	480,558	6,803,887
BAE Systems plc	1,945,113	13,302,066
Barclays plc	1,308,144	14,867,691
BG Group plc	549,362	7,341,124
BHP Billiton plc	331,595	6,433,534
BP plc	1,316,831	15,356,110
British American Tobacco plc	310,100	7,811,690
British Land Co. plc	255,331	5,964,486
Carphone Warehouse Group plc	781,815	4,591,069
Centrica plc	601,262	3,172,163
Corus Group plc	282,180	2,382,501
Diageo plc	863,318	14,522,440

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Friends Provident plc	860,880	$2,846,130
George Wimpey plc	132,500	1,114,435
GlaxoSmithKline plc	953,682	26,652,265
HBOS plc	462,790	8,045,961
HSBC Holdings plc^	951,200	16,667,738
International Power plc	471,100	2,478,914
J Sainsbury plc	860,412	5,323,150
Kingfisher plc	894,169	3,944,338
Lloyds TSB Group plc	182,000	1,789,125
Man Group plc	147,662	6,958,799
Mitchells & Butlers plc	295,300	2,815,517
Persimmon plc	29,100	664,162
Punch Taverns plc	156,300	2,529,491
Reckitt Benckiser plc	271,028	10,125,853
Rio Tinto plc	20,000	1,057,573
Royal & Sun Alliance Insurance Group	939,084	2,336,108
Royal Bank of Scotland Group plc	507,322	16,683,284
SABMiller plc	67,100	1,209,401
Schroders plc	167,220	3,123,746
Smith & Nephew plc	472,641	3,640,932
Standard Chartered plc	267,104	6,521,094
Tate & Lyle plc	62,400	698,819
Taylor Woodrow plc	277,500	1,714,256
Tesco plc	1,653,799	10,216,339
Vodafone Group plc	9,705,625	20,688,572
Whitbread plc	34,046	734,225
Wm. Morrison Supermarkets plc	1,153,584	4,149,874
Wolseley plc	357,266	7,883,122
Wolverhampton & Dudley Breweries plc	81,000	1,928,101
WPP Group plc	532,964	6,451,692

		297,167,649

Total Common Stocks (93.1%) (Cost $1,258,259,311)		1,426,473,213

CONVERTIBLE PREFERRED STOCKS:
United Kingdom (0.0%)
Whitbread plc	40,054	114,828

Total Convertible Preferred Stocks (0.0%) (Cost $65,430)		114,828

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.4%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$1,123,469	1,123,469
Banesto S.A. de Madrid
5.05%, 7/21/06	3,209,913	3,209,913
Barton Capital Corp.
5.13%, 7/5/06	5,601,369	5,601,369
Cantor Fitzgerald Securities
5.30%, 7/3/06	121,054,369	121,054,369
Concord Minutemen Capital Co. LLC, Series B
5.29%, 7/17/06 (l)	6,419,550	6,419,550
Fifth Third Bancorp
5.28%, 7/31/07 (l)	481,487	481,487
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	1,765,452	1,765,452
Hartford Life, Inc.
5.24%, 7/2/07 (l)	1,283,965	1,283,965
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	5,938,339	5,938,339
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	561,735	561,735
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	4,814,869	4,814,869
Morgan Stanley
5.35%, 7/3/06	56,173,473	56,173,473
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	4,814,869	4,814,869
New York Life Insurance Co.
5.19%, 10/2/06 (l)	4,012,391	4,012,391
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	3,851,684	3,851,684

Total Short-Term Investments of Cash Collateral for Securities Loaned		221,106,934

Time Deposit (6.4%)
JPMorgan Chase Nassau
4.58%, 7/3/06	97,081,854	97,081,854

Total Short-Term Investments (20.8%) (Amortized Cost $318,188,788)		318,188,788

Total Investments (113.9%) (Cost/Amortized Cost $1,576,513,529)		1,744,776,829
Other Assets Less Liabilities (-13.9%)		(212,431,682)

Net Assets (100%)		$1,532,345,147

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $13,575,979 or 0.89% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

At June 30, 2006 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 6/30/06	Unrealized Appreciation/ (Depreciation)
Dow Jones Euro Stoxx 50 Index	110	September-06	$4,933,061	$5,150,658	$217,597
TOPIX Index	5	September-06	698,546	695,228	(3,318)

					$214,279

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$765,679,266
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$221,185,642

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,742,116
Aggregate gross unrealized depreciation	(16,113,429)

Net unrealized appreciation	$162,628,687

Federal income tax cost of investments	$1,582,148,142

At June 30, 2006, the Portfolio had loaned securities with a total value of $214,265,323. This was secured by collateral of $221,106,934 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.9%)
Auto Components (0.5%)
Autoliv, Inc.	18,200	$1,029,574
BorgWarner, Inc.^	16,600	1,080,660
Magna International, Inc., Class A	12,800	921,216

		3,031,450

Automobiles (0.3%)
DaimlerChrysler AG	19,400	957,584
Toyota Motor Corp. (ADR)^	8,400	878,556

		1,836,140

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	21,150	1,092,821

Hotels, Restaurants & Leisure (2.2%)
Las Vegas Sands Corp.*	88,300	6,875,038
McDonald’s Corp.	48,500	1,629,600
Starbucks Corp.*	133,455	5,039,261

		13,543,899

Household Durables (0.4%)
Newell Rubbermaid, Inc.	20,900	539,847
Toll Brothers, Inc.*	71,500	1,828,255

		2,368,102

Internet & Catalog Retail (1.1%)
Amazon.com, Inc.*	73,635	2,848,202
IAC/InterActiveCorp*^	132,434	3,508,176
Liberty Media Holding Corp., Interactive Class A*	24,150	416,829

		6,773,207

Leisure Equipment & Products (0.0%)
Mattel, Inc.	25,500	421,005

Media (3.7%)
CBS Corp., Class B	50,450	1,364,672
Comcast Corp., Class A*	68,555	2,244,491
Comcast Corp., Special Class A*	157,820	5,173,340
DIRECTV Group, Inc.*	244,573	4,035,454
Gannett Co., Inc.	23,100	1,291,983
Interpublic Group of Cos., Inc.*^	66,100	551,935
Liberty Media Holding Corp., Capital Series Class A*	4,830	404,609
Sirius Satellite Radio, Inc.*^	111,920	531,620
Time Warner, Inc.	124,300	2,150,390
Viacom, Inc., Class B*	37,650	1,349,376
Walt Disney Co.	61,000	1,830,000
XM Satellite Radio Holdings, Inc., Class A*^	138,255	2,025,436

		22,953,306

Multiline Retail (1.1%)
J.C. Penney Co., Inc.	14,000	945,140
Saks, Inc.^	35,900	580,503
Target Corp.	114,900	5,615,163

		7,140,806

Specialty Retail (2.7%)
Best Buy Co., Inc.	17,900	981,636
Foot Locker, Inc.	179,000	4,383,710
Gap, Inc.	35,500	617,700
Home Depot, Inc.	130,540	4,672,026
Limited Brands, Inc.	43,500	1,113,165
Office Depot, Inc.*	29,400	1,117,200
Staples, Inc.	159,312	3,874,468

		16,759,905

Textiles, Apparel & Luxury Goods (0.7%)
Jones Apparel Group, Inc.	18,100	575,399
NIKE, Inc., Class B	48,895	3,960,495
V.F. Corp.	2,200	149,424

		4,685,318

Total Consumer Discretionary		80,605,959

Consumer Staples (5.2%)
Beverages (1.1%)
Coca-Cola Co.	53,975	2,322,004
Molson Coors Brewing Co., Class B	3,300	224,004
PepsiCo, Inc.	68,500	4,112,740

		6,658,748

Food & Staples Retailing (0.9%)
Kroger Co.	38,000	830,680
Safeway, Inc.	28,900	751,400
SUPERVALU, Inc.	7,300	224,110
Sysco Corp.	78,540	2,400,182
Wal-Mart Stores, Inc.	28,300	1,363,211

		5,569,583

Food Products (0.7%)
Archer-Daniels-Midland Co.	2,300	94,944
Bunge Ltd.^	7,100	356,775
ConAgra Foods, Inc.	40,100	886,611
Del Monte Foods Co.	16,200	181,926
General Mills, Inc.	24,800	1,281,168
Kellogg Co.	26,100	1,264,023
Kraft Foods, Inc., Class A^	8,800	271,920
Sara Lee Corp.	9,300	148,986

		4,486,353

Household Products (1.9%)
Clorox Co.	14,900	908,453
Colgate-Palmolive Co.	22,900	1,371,710
Kimberly-Clark Corp.	23,700	1,462,290
Procter & Gamble Co.	143,590	7,983,604

		11,726,057

Tobacco (0.6%)
Altria Group, Inc.	50,150	3,682,515

Total Consumer Staples		32,123,256

Energy (11.0%)
Energy Equipment & Services (1.6%)
Diamond Offshore Drilling, Inc.^	7,125	598,001
GlobalSantaFe Corp.^	13,900	802,725
Halliburton Co.	41,620	3,088,620
Noble Corp.	14,100	1,049,322
Rowan Cos., Inc.	9,500	338,105
Schlumberger Ltd.	61,000	3,971,710

		9,848,483

Oil, Gas & Consumable Fuels (9.4%)
BP plc (ADR)	13,200	918,852
Canadian Natural Resources Ltd. (New York Exchange)	13,800	764,244
Canadian Natural Resources Ltd. (Toronto Exchange)	51,600	2,863,728
Chevron Corp.	159,793	9,916,754
ConocoPhillips	111,600	7,313,148
EOG Resources, Inc.	75,380	5,226,849
Exxon Mobil Corp.	241,610	14,822,773
Marathon Oil Corp.	8,500	708,050
Occidental Petroleum Corp.	89,600	9,188,480
Royal Dutch Shell plc, Class A (ADR)	16,400	1,098,472
Total S.A. (Sponsored ADR)	14,600	956,592
Valero Energy Corp.	70,990	4,722,255

		58,500,197

Total Energy		68,348,680

Financials (15.7%)
Capital Markets (4.2%)
Bank of New York Co., Inc.	199,750	6,431,950

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Charles Schwab Corp.	331,100	$5,290,978
Federated Investors, Inc., Class B	10,700	337,050
Goldman Sachs Group, Inc.	20,185	3,036,430
Lehman Brothers Holdings, Inc.	10,250	667,787
Mellon Financial Corp.	28,500	981,255
Merrill Lynch & Co., Inc.	106,140	7,383,098
Morgan Stanley & Co.	3,100	195,951
optionsXpress Holdings, Inc.^	73,435	1,711,770
Waddell & Reed Financial, Inc.^	15,900	326,904

		26,363,173

Commercial Banks (2.4%)
BB&T Corp.	1,600	66,544
Comerica, Inc.	16,850	876,031
Fifth Third Bancorp.	5,300	195,835
Huntington Bancshares, Inc./Ohio	43,950	1,036,341
KeyCorp.	7,975	284,548
Lloyds TSB Group plc	538,850	5,297,089
National City Corp.	33,700	1,219,603
PNC Financial Services Group, Inc.	5,100	357,867
Regions Financial Corp.	32,700	1,083,024
SunTrust Banks, Inc.	16,100	1,227,786
U.S. Bancorp.	15,350	474,008
Wachovia Corp.	31,700	1,714,336
Wells Fargo & Co.	12,550	841,854

		14,674,866

Consumer Finance (1.1%)
American Express Co.	126,430	6,728,605

Diversified Financial Services (2.8%)
Bank of America Corp.	94,200	4,531,020
Citigroup, Inc.	145,450	7,016,508
JPMorgan Chase & Co.	86,000	3,612,000
NYSE Group, Inc.*	33,800	2,314,624

		17,474,152

Insurance (3.0%)
ACE Ltd.	13,800	698,142
Allstate Corp.	7,900	432,367
American International Group, Inc.	62,425	3,686,196
Chubb Corp.	8,700	434,130
Genworth Financial, Inc.	34,000	1,184,560
Hartford Financial Services Group, Inc.	15,500	1,311,300
MBIA, Inc.^	60,941	3,568,096
MetLife, Inc.	30,550	1,564,466
Old Republic International Corp.^	21,600	461,592
PartnerReinsurance Ltd.	900	57,645
Prudential Financial, Inc.	7,600	590,520
RenaissanceReinsurance Holdings Ltd.	11,800	571,828
St. Paul Travelers Cos., Inc.	32,399	1,444,347
Torchmark Corp.	16,100	977,592
UnumProvident Corp.	39,300	712,509
XL Capital Ltd., Class A	17,800	1,091,140

		18,786,430

Thrifts & Mortgage Finance (2.2%)
Astoria Financial Corp.^	8,250	251,213
Countrywide Financial Corp.	8,300	316,064
Fannie Mae	150,900	7,258,290
Freddie Mac	95,066	5,419,713
Washington Mutual, Inc.	11,725	534,425

		13,779,705

Total Financials		97,806,931

Health Care (14.9%)
Biotechnology (1.9%)
Amgen, Inc.*	87,135	5,683,816
Genentech, Inc.*	37,810	3,092,858
Gilead Sciences, Inc.*	50,390	2,981,073

		11,757,747

Health Care Equipment & Supplies (1.2%)
Alcon, Inc.	16,260	1,602,423
Boston Scientific Corp.*	100,040	1,684,673
Cytyc Corp.*^	114,097	2,893,500
Medtronic, Inc.	32,540	1,526,777

		7,707,373

Health Care Providers & Services (3.9%)
AmerisourceBergen Corp.^	15,100	632,992
Caremark Rx, Inc.	167,115	8,334,025
Coventry Health Care, Inc.*	105,280	5,784,083
Tenet Healthcare Corp.*^	28,906	201,764
UnitedHealth Group, Inc.	67,015	3,000,932
WellPoint, Inc.*	86,450	6,290,966

		24,244,762

Health Care Technology (0.5%)
Eclipsys Corp.*^	165,450	3,004,572

Life Sciences Tools & Services (1.0%)
Fisher Scientific International, Inc.*	84,550	6,176,378

Pharmaceuticals (6.4%)
Abbott Laboratories	39,000	1,700,790
Eli Lilly & Co.	68,895	3,807,827
GlaxoSmithKline plc (ADR)^	18,400	1,026,720
Johnson & Johnson	161,040	9,649,517
Merck & Co., Inc.	68,775	2,505,473
Novartis AG (ADR)	10,300	555,376
Pfizer, Inc.	476,300	11,178,761
Sanofi-Aventis	45,450	4,434,146
Sanofi-Aventis (ADR)	67,950	3,309,165
Wyeth	34,000	1,509,940

		39,677,715

Total Health Care		92,568,547

Industrials (6.3%)
Aerospace & Defense (0.8%)
Boeing Co.	23,000	1,883,930
Goodrich Corp.	16,800	676,872
Lockheed Martin Corp.	11,800	846,532
Northrop Grumman Corp.	21,700	1,390,102

		4,797,436

Air Freight & Logistics (0.5%)
FedEx Corp.	26,675	3,117,241
United Parcel Service, Inc., Class B	600	49,398

		3,166,639

Building Products (0.0%)
Masco Corp.	7,000	207,480

Electrical Equipment (0.3%)
Cooper Industries Ltd., Class A	5,225	485,507
Emerson Electric Co.	15,800	1,324,198

		1,809,705

Industrial Conglomerates (4.0%)
General Electric Co.	570,770	18,812,579
Textron, Inc.	8,700	801,966
Tyco International Ltd.	199,400	5,483,500

		25,098,045

Machinery (0.5%)
Crane Co.	2,300	95,680
Eaton Corp.	14,050	1,059,370
Ingersoll-Rand Co., Ltd., Class A	20,000	855,600
SPX Corp.^	14,000	783,300

		2,793,950

Road & Rail (0.2%)
CSX Corp.	8,900	626,916

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Norfolk Southern Corp.	11,700	$622,674

		1,249,590

Total Industrials		39,122,845

Information Technology (18.9%)
Communications Equipment (4.7%)
ADC Telecommunications, Inc.*	23,656	398,840
Cisco Systems, Inc.*	348,080	6,798,002
Corning, Inc.*	32,200	778,918
Juniper Networks, Inc.*	95,500	1,527,045
Motorola, Inc.	241,115	4,858,467
Nokia Oyj (ADR)	46,100	933,986
QUALCOMM, Inc.	130,410	5,225,529
Research In Motion Ltd.*	116,375	8,119,484
Tellabs, Inc.*	29,450	391,980

		29,032,251

Computers & Peripherals (3.1%)
Apple Computer, Inc.*	52,100	2,975,952
Dell, Inc.*	158,050	3,858,000
EMC Corp.*	363,580	3,988,473
Hewlett-Packard Co.	83,400	2,642,112
International Business Machines Corp.	39,575	3,040,151
SanDisk Corp.*	58,055	2,959,644

		19,464,332

Electronic Equipment & Instruments (0.5%)
Arrow Electronics, Inc.*^	15,000	483,000
Celestica, Inc.*^	39,900	380,646
Flextronics International Ltd.*^	24,900	264,438
Ingram Micro, Inc., Class A*^	16,000	290,080
Sanmina-SCI Corp.*	46,300	212,980
Solectron Corp.*	154,400	528,048
Tech Data Corp.*	17,600	674,256

		2,833,448

Internet Software & Services (2.5%)
Google, Inc., Class A*	19,481	8,168,968
Yahoo!, Inc.*	232,910	7,686,030

		15,854,998

IT Services (1.3%)
BearingPoint, Inc.*^	646,460	5,410,870
Ceridian Corp.*^	35,700	872,508
Electronic Data Systems Corp.	45,000	1,082,700
First Data Corp.	19,300	869,272

		8,235,350

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Micro Devices, Inc.*	198,105	4,837,724
Agere Systems, Inc.*	37,400	549,780
Applied Materials, Inc.	49,100	799,348
Intel Corp.	275,194	5,214,927
Samsung Electronics Co.Ltd. (GDR) ^§	14,788	4,699,675
Texas Instruments, Inc.	108,525	3,287,222

		19,388,676

Software (3.7%)
Adobe Systems, Inc.*	100,435	3,049,207
Microsoft Corp.	504,140	11,746,462
Oracle Corp.*	440,650	6,385,018
SAP AG (Sponsored ADR)^	38,090	2,000,487

		23,181,174

Total Information Technology		117,990,229

Materials (2.7%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	81,700	5,222,264
Arkema (ADR)*^	730	28,479
Dow Chemical Co.	22,900	893,787
E.I. duPont de Nemours & Co.	6,600	274,560
Lubrizol Corp.	22,800	908,580
PPG Industries, Inc.	16,300	1,075,800

		8,403,470

Containers & Packaging (0.4%)
Crown Holdings, Inc.*^	27,193	423,395
Owens-Illinois, Inc.*	54,400	911,744
Smurfit-Stone Container Corp.*	38,900	425,566
Sonoco Products Co.^	25,000	791,250

		2,551,955

Metals & Mining (0.9%)
Southern Copper Corp.^	64,900	5,784,537

Total Materials		16,739,962

Telecommunication Services (5.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	106,600	2,973,074
BellSouth Corp.	25,300	915,860
Chunghwa Telecom Co., Ltd. (ADR)	214,100	3,954,427
Embarq Corp.*	3,475	142,440
Level 3 Communications, Inc.*^	973,200	4,321,008
Verizon Communications, Inc.	84,700	2,836,603

		15,143,412

Wireless Telecommunication Services (3.0%)
American Tower Corp., Class A*	218,700	6,805,944
Crown Castle International Corp.*^	29,300	1,012,022
Leap Wireless International, Inc.*	40,390	1,916,506
NII Holdings, Inc.*^	127,300	7,177,174
Sprint Nextel Corp.	69,500	1,389,305

		18,300,951

Total Telecommunication Services		33,444,363

Utilities (1.0%)
Electric Utilities (0.4%)
American Electric Power Co., Inc.	9,475	324,519
Entergy Corp.	15,400	1,089,550
Pinnacle West Capital Corp.	20,300	810,173

		2,224,242

Independent Power Producers & Energy Traders (0.4%)
Constellation Energy Group, Inc.	4,625	252,155
TXU Corp.	41,610	2,487,862

		2,740,017

Multi-Utilities (0.2%)
Dominion Resources, Inc.	20,100	1,503,279

Total Utilities		6,467,538

Total Common Stocks (94.0%) (Cost $561,684,045)		585,218,310

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (2.5%)
Prudential Funding LLC
5.15%, 7/3/06 (p)	$1,700,000	1,699,270
Rabobank USA Finance Corp.
5.24%, 7/3/06 (p)	13,600,000	13,594,062

Total Commercial Paper		15,293,332

Short-Term Investments of Cash Collateral for Securities Loaned (7.2%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	228,822	228,822
Banesto S.A. de Madrid
5.05%, 7/21/06	653,778	653,778
Barton Capital Corp.
5.13%, 7/5/06	1,140,856	1,140,856

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Cantor Fitzgerald Securities
5.30%, 7/3/06	$24,655,696	$24,655,696
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)	1,307,499	1,307,499
Fifth Third Bancorp
5.28%, 7/31/07 (l)	98,067	98,067
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	359,578	359,578
Hartford Life, Inc.
5.24%, 7/2/07 (l)	261,511	261,511
Lehman Brothers Bankhaus AG
5.32%, 12/12/06	1,209,489	1,209,489
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	114,411	114,411
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	980,666	980,666
Morgan Stanley
5.35%, 7/3/06	11,441,107	11,441,107
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	980,666	980,666
New York Life Insurance Co.
5.19%, 10/2/06 (l)	817,222	817,222
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	784,490	784,490

Total Short-Term Investments of Cash Collateral for Securities Loaned		45,033,858

Time Deposit (6.2%)
JPMorgan Chase Nassau
4.58%, 7/3/06	38,471,966	38,471,966

Total Short-Term Investments (15.9%) (Cost/Amortized Cost $98,801,378)		98,799,156

Total Investments (109.9%) (Cost/Amortized Cost $660,485,423)		684,017,466
Other Assets Less Liabilities (-9.9%)		(61,565,864)

Net Assets (100%)		$622,451,602

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $4,699,675 or 0.76% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$236,668,893
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$118,765,573

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$44,657,784
Aggregate gross unrealized depreciation	(22,183,187)

Net unrealized appreciation	$22,474,597

Federal income tax cost of investments	$661,542,869

At June 30, 2006, the Portfolio had loaned securities with a total value of $44,996,788. This was secured by collateral of $45,033,858 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $546 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Hotels, Restaurants & Leisure (1.9%)
Marriott International, Inc., Class A	47,600	$1,814,512
Starbucks Corp.*	88,600	3,345,536
Starwood Hotels & Resorts Worldwide, Inc.	32,800	1,979,152

		7,139,200

Internet & Catalog Retail (1.7%)
Amazon.com, Inc.*	159,385	6,165,012

Media (2.2%)
Comcast Corp., Class A*	57,010	1,866,508
Getty Images, Inc.*^	29,000	1,841,790
Walt Disney Co.	144,380	4,331,400

		8,039,698

Multiline Retail (1.7%)
J.C. Penney Co., Inc.	31,700	2,140,067
Kohl’s Corp.*	30,870	1,825,034
Target Corp.	49,400	2,414,178

		6,379,279

Specialty Retail (2.0%)
Home Depot, Inc.	34,300	1,227,597
Lowe’s Cos., Inc.	60,660	3,680,242
Urban Outfitters, Inc.*^	54,500	953,205
Williams-Sonoma, Inc.^	39,440	1,342,932

		7,203,976

Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.*	87,380	2,612,662
Polo Ralph Lauren Corp.	22,000	1,207,800

		3,820,462

Total Consumer Discretionary		38,747,627

Consumer Staples (5.5%)
Beverages (0.9%)
PepsiCo, Inc.	54,200	3,254,168

Food & Staples Retailing (1.9%)
Walgreen Co.	139,260	6,244,418
Whole Foods Market, Inc.	12,590	813,818

		7,058,236

Household Products (2.7%)
Clorox Co.^	21,100	1,286,467
Procter & Gamble Co.	157,450	8,754,220

		10,040,687

Total Consumer Staples		20,353,091

Energy (5.1%)
Energy Equipment & Services (4.5%)
Baker Hughes, Inc.	16,700	1,366,895
Schlumberger Ltd.	183,400	11,941,174
Transocean, Inc.*	25,000	2,008,000
Weatherford International Ltd.*	30,000	1,488,600

		16,804,669

Oil, Gas & Consumable Fuels (0.6%)
Canadian Natural Resources Ltd.	37,000	2,049,060

Total Energy		18,853,729

Financials (17.2%)
Capital Markets (4.1%)
Charles Schwab Corp.	74,850	1,196,103
Franklin Resources, Inc.	21,200	1,840,372
Goldman Sachs Group, Inc.	40,230	6,051,799
Legg Mason, Inc.	40,635	4,043,995
Merrill Lynch & Co., Inc.	17,500	1,217,300
State Street Corp.	11,770	683,719

		15,033,288

Commercial Banks (2.0%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,827,221
U.S. Bancorp	40,700	1,256,816
Zions Bancorp	19,400	1,512,036

		7,596,073

Consumer Finance (1.5%)
SLM Corp.	103,895	5,498,123

Diversified Financial Services (2.0%)
Chicago Mercantile Exchange Holdings, Inc.	3,350	1,645,353
Citigroup, Inc.	71,050	3,427,452
JPMorgan Chase & Co.	53,107	2,230,494

		7,303,299

Insurance (5.7%)
Aflac, Inc.	55,050	2,551,568
American International Group, Inc.	93,300	5,509,365
Everest Reinsurance Group Ltd.	17,700	1,532,289
MetLife, Inc.	30,400	1,556,784
Progressive Corp.	391,800	10,073,178

		21,223,184

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	56,030	1,395,147

Thrifts & Mortgage Finance (1.5%)
Countrywide Financial Corp.	146,000	5,559,680

Total Financials		63,608,794

Health Care (19.5%)
Biotechnology (8.3%)
Amgen, Inc.*	78,040	5,090,549
Celgene Corp.*	58,300	2,765,169
Genentech, Inc.*	168,310	13,767,758
Genzyme Corp.*	59,900	3,656,895
Gilead Sciences, Inc.*	93,710	5,543,884

		30,824,255

Health Care Equipment & Supplies (2.7%)
Alcon, Inc.	27,980	2,757,429
Medtronic, Inc.	26,600	1,248,072
St. Jude Medical, Inc.*	35,100	1,137,942
Stryker Corp.	29,000	1,221,190
Varian Medical Systems, Inc.*	77,200	3,655,420

		10,020,053

Health Care Providers & Services (3.9%)
Aetna, Inc.	49,500	1,976,535
Caremark Rx, Inc.	90,150	4,495,781
Medco Health Solutions, Inc.*	11,390	652,419
UnitedHealth Group, Inc.	67,990	3,044,592
WellPoint, Inc.*	59,920	4,360,378

		14,529,705

Pharmaceuticals (4.6%)
Abbott Laboratories	58,200	2,538,102
Eli Lilly & Co.	19,410	1,072,791
Johnson & Johnson	68,900	4,128,488
Merck & Co., Inc.	37,700	1,373,411
Novartis AG (ADR)	58,400	3,148,928
Schering-Plough Corp.	71,500	1,360,645
Teva Pharmaceutical Industries Ltd. (ADR)^	104,790	3,310,316

		16,932,681

Total Health Care		72,306,694

Industrials (7.7%)
Aerospace & Defense (3.2%)
Boeing Co.	75,010	6,144,069

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	87,340	$5,539,103

		11,683,172

Air Freight & Logistics (1.5%)
Expeditors International of Washington, Inc.	72,660	4,069,687
FedEx Corp.	14,100	1,647,726

		5,717,413

Commercial Services & Supplies (0.1%)
Corporate Executive Board Co.^	4,940	494,988

Electrical Equipment (0.4%)
Emerson Electric Co.	15,460	1,295,703

Industrial Conglomerates (2.0%)
General Electric Co.	226,410	7,462,473

Machinery (0.5%)
Danaher Corp.	29,600	1,903,872

Total Industrials		28,557,621

Information Technology (30.3%)
Communications Equipment (5.8%)
Cisco Systems, Inc.*	63,400	1,238,202
Corning, Inc.*	89,400	2,162,586
Juniper Networks, Inc.*	85,990	1,374,980
Motorola, Inc.	154,460	3,112,369
QUALCOMM, Inc.	335,640	13,449,095

		21,337,232

Computers & Peripherals (5.8%)
Apple Computer, Inc.*	143,340	8,187,581
Dell, Inc.*	131,150	3,201,372
Network Appliance, Inc.*	244,695	8,637,733
SanDisk Corp.*	30,100	1,534,498

		21,561,184

Electronic Equipment & Instruments (0.3%)
Amphenol Corp., Class A	22,070	1,235,037

Internet Software & Services (9.4%)
eBay, Inc.*	343,000	10,046,470
Google, Inc., Class A*	41,600	17,444,128
Yahoo!, Inc.*	222,610	7,346,130

		34,836,728

IT Services (1.1%)
Cognizant Technology Solutions Corp., Class A*	33,200	2,236,684
Infosys Technologies Ltd. (ADR)	14,190	1,084,258
Iron Mountain, Inc.*	18,050	674,709

		3,995,651

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Micro Devices, Inc.*	140,390	3,428,324
Broadcom Corp., Class A*	182,235	5,476,162
Marvell Technology Group Ltd.*	91,850	4,071,710
Maxim Integrated Products, Inc.	37,000	1,188,070
NVIDIA Corp.*	48,520	1,032,991

		15,197,257

Software (3.8%)
Adobe Systems, Inc.*	82,715	2,511,227
Autodesk, Inc.*	57,600	1,984,896
Electronic Arts, Inc.*	41,000	1,764,640
Microsoft Corp.	114,900	2,677,170
Salesforce.com, Inc.*	104,600	2,788,636
SAP AG (Sponsored ADR)	45,360	2,382,307

		14,108,876

Total Information Technology		112,271,965

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	7,770	654,156

Total Materials		654,156

Total Common Stocks (96.0%) (Cost $307,543,983)		355,353,677

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (7.2%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$135,317	135,317
Banesto S.A. de Madrid
5.05%, 7/21/06	386,621	386,621
Barton Capital Corp.
5.14%, 7/5/06	674,661	674,661
Cantor Fitzgerald Securities
5.30%, 7/3/06	14,580,492	14,580,492
Concord Minutemen Capital Co. LLC, Series B
5.29%, 7/17/06 (l)	773,208	773,208
Fifth Third Bancorp
5.28%, 7/31/07 (l)	57,993	57,993
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	212,641	212,641
Hartford Life, Inc.
5.24%, 7/2/07 (l)	154,648	154,648
Lehman Brothers Bankhaus AG
5.32%, 12/12/06	715,248	715,248
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	67,659	67,659
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	579,931	579,931
Morgan Stanley
5.35%, 7/3/06	6,765,860	6,765,860
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	579,931	579,931
New York Life Insurance Co.
5.19%, 10/2/06 (l)	483,276	483,276
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	463,919	463,919

Total Short-Term Investments of Cash Collateral for Securities Loaned		26,631,405

Time Deposit (4.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	14,862,724	14,862,724

Total Short-Term Investments (11.2%) (Amortized Cost $41,494,129)		41,494,129

Total Investments (107.2%) (Cost/Amortized Cost $349,038,112)		396,847,806
Other Assets Less Liabilities (-7.2%)		(26,585,657)

Net Assets (100%)		$370,262,149

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$108,140,141
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$103,170,338

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,333,345
Aggregate gross unrealized depreciation	(10,742,685)

Net unrealized appreciation	$46,590,660

Federal income tax cost of investments	$350,257,146

At June 30, 2006, the Portfolio had loaned securities with a total value of $26,117,367. This was secured by collateral of $26,631,405 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $112 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $2,087,567 which expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.4%)
Auto Components (0.1%)
Johnson Controls, Inc.	17,310	$1,423,228

Hotels, Restaurants & Leisure (2.5%)
Hilton Hotels Corp.^	197,200	5,576,816
McDonald’s Corp.	755,100	25,371,360

		30,948,176

Household Durables (1.1%)
Fortune Brands, Inc.	92,100	6,540,021
Pulte Homes, Inc.^	185,000	5,326,150
Toll Brothers, Inc.*^	73,900	1,889,623

		13,755,794

Leisure Equipment & Products (0.1%)
Hasbro, Inc.^	80,140	1,451,335

Media (3.0%)
CBS Corp., Class B	30,590	827,460
Comcast Corp., Special Class A*^	139,200	4,562,976
News Corp., Class A	513,200	9,843,176
Time Warner, Inc.	687,500	11,893,750
Viacom, Inc., Class B*	215,480	7,722,803
Walt Disney Co.	51,820	1,554,600

		36,404,765

Multiline Retail (0.1%)
Federated Department Stores, Inc.^	34,020	1,245,132

Specialty Retail (2.2%)
Bed Bath & Beyond, Inc.*^	74,500	2,471,165
Gap, Inc.	308,430	5,366,682
Home Depot, Inc.^	371,450	13,294,196
Lowe’s Cos., Inc.	74,900	4,544,183
Sherwin-Williams Co.^	27,990	1,328,965

		27,005,191

Textiles, Apparel & Luxury Goods (0.3%)
NIKE, Inc., Class B	49,980	4,048,380

Total Consumer Discretionary		116,282,001

Consumer Staples (7.2%)
Beverages (0.5%)
Diageo plc	245,848	4,135,571
PepsiCo, Inc.	34,440	2,067,778

		6,203,349

Food & Staples Retailing (1.4%)
Wal-Mart Stores, Inc.^	368,900	17,769,913

Food Products (1.0%)
Archer-Daniels-Midland Co.	35,550	1,467,504
Kellogg Co.^	127,640	6,181,605
Nestle S.A. (Registered)	8,148	2,554,148
Sara Lee Corp.^	102,590	1,643,492

		11,846,749

Household Products (0.3%)
Procter & Gamble Co.	74,600	4,147,760

Tobacco (4.0%)
Altria Group, Inc.	636,490	46,737,461
Loews Corp.- Carolina Group^	40,200	2,065,074

		48,802,535

Total Consumer Staples		88,770,306

Energy (11.0%)
Energy Equipment & Services (1.4%)
BJ Services Co.^	27,900	1,039,554
Halliburton Co.	159,100	11,806,811
Nabors Industries Ltd.*^	98,600	3,331,694
Noble Corp.^	11,330	843,178

		17,021,237

Oil, Gas & Consumable Fuels (9.6%)
Apache Corp.	47,200	3,221,400
BP plc (ADR)	114,760	7,988,444
Chevron Corp.	93,339	5,792,618
ConocoPhillips	234,840	15,389,065
Devon Energy Corp.	52,140	3,149,777
EOG Resources, Inc.	41,900	2,905,346
Exxon Mobil Corp.	694,640	42,616,164
Hess Corp.^	81,910	4,328,944
Marathon Oil Corp.	189,841	15,813,755
Noble Energy, Inc.	105,650	4,950,759
Talisman Energy, Inc.	135,000	2,359,800
Total S.A. (Sponsored ADR)^	148,680	9,741,514
Williams Cos., Inc.	780	18,221

		118,275,807

Total Energy		135,297,044

Financials (27.0%)
Capital Markets (4.0%)
Bank of New York Co., Inc.	119,610	3,851,442
Franklin Resources, Inc.	29,260	2,540,061
Goldman Sachs Group, Inc.	121,170	18,227,603
Lehman Brothers Holdings, Inc.	44,710	2,912,857
Mellon Financial Corp.	89,680	3,087,682
Merrill Lynch & Co., Inc.	131,130	9,121,403
Northern Trust Corp.	95,300	5,270,090
UBS AG (Registered)	44,689	4,888,429

		49,899,567

Commercial Banks (1.5%)
PNC Financial Services Group, Inc.	82,180	5,766,570
SunTrust Banks, Inc.	113,850	8,682,201
Wachovia Corp.^	69,000	3,731,520

		18,180,291

Consumer Finance (0.3%)
American Express Co.	72,270	3,846,209

Diversified Financial Services (11.0%)
Bank of America Corp.	1,095,959	52,715,628
Citigroup, Inc.	1,048,950	50,601,348
JPMorgan Chase & Co.	765,300	32,142,600

		135,459,576

Insurance (8.6%)
ACE Ltd.^	125,300	6,338,927
Allstate Corp.	246,780	13,506,269
American International Group, Inc.	550,450	32,504,073
Aon Corp.^	478,900	16,675,298
Axis Capital Holdings Ltd.	76,000	2,174,360
Chubb Corp.	52,420	2,615,758
Genworth Financial, Inc.	109,990	3,832,052
Hartford Financial Services Group, Inc.	47,330	4,004,118
MetLife, Inc.	242,070	12,396,405
St. Paul Travelers Cos., Inc.	269,399	12,009,807

		106,057,067

Thrifts & Mortgage Finance (1.6%)
Fannie Mae	373,890	17,984,109
Freddie Mac	32,120	1,831,161

		19,815,270

Total Financials		333,257,980

Health Care (10.1%)
Biotechnology (0.0%)
Amgen, Inc.*	11,200	730,576

Health Care Equipment & Supplies (1.6%)
Baxter International, Inc.	529,380	19,460,009

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.6%)
CIGNA Corp.^	18,590	$1,831,301
UnitedHealth Group, Inc.	16,300	729,914
WellPoint, Inc.*	231,010	16,810,597

		19,371,812

Pharmaceuticals (6.9%)
Abbott Laboratories	469,510	20,475,331
Eli Lilly & Co.	163,290	9,025,038
Forest Laboratories, Inc.*	83,900	3,246,091
Johnson & Johnson	180,770	10,831,738
Merck & Co., Inc.	303,060	11,040,476
Novartis AG (ADR)	361,850	19,510,952
Pfizer, Inc.	260,000	6,102,200
Wyeth	105,150	4,669,712

		84,901,538

Total Health Care		124,463,935

Industrials (13.2%)
Aerospace & Defense (4.2%)
Honeywell International, Inc.	331,500	13,359,450
Lockheed Martin Corp.^	168,140	12,062,364
Northrop Grumman Corp.^	147,750	9,464,865
United Technologies Corp.	263,620	16,718,780

		51,605,459

Air Freight & Logistics (0.9%)
United Parcel Service, Inc., Class B	136,400	11,229,812

Building Products (0.7%)
Masco Corp.^	273,410	8,103,872

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A	37,390	3,474,279
Emerson Electric Co.	60,300	5,053,743

		8,528,022

Industrial Conglomerates (2.4%)
General Electric Co.	872,950	28,772,432
Tyco International Ltd.^	37,110	1,020,525

		29,792,957

Machinery (1.6%)
Caterpillar, Inc.	119,900	8,930,152
Deere & Co.^	111,090	9,274,904
Illinois Tool Works, Inc.	37,740	1,792,650

		19,997,706

Road & Rail (2.5%)
Burlington Northern Santa Fe Corp.	74,190	5,879,557
Con-way, Inc.^	6,860	397,400
CSX Corp.	113,950	8,026,638
Norfolk Southern Corp.	257,550	13,706,811
Union Pacific Corp.	21,200	1,970,752

		29,981,158

Trading Companies & Distributors (0.2%)
Finning International, Inc.	8,670	290,014
W.W. Grainger, Inc.^	33,940	2,553,306

		2,843,320

Total Industrials		162,082,306

Information Technology (7.9%)
Communications Equipment (2.1%)
Cisco Systems, Inc.*	266,770	5,210,018
Juniper Networks, Inc.*	55,200	882,648
Motorola, Inc.	980,100	19,749,015

		25,841,681

Computers & Peripherals (2.8%)
Dell, Inc.*	79,390	1,937,910
EMC Corp.*	695,100	7,625,247
Hewlett-Packard Co.	411,900	13,048,992
International Business Machines Corp.	133,100	10,224,742
Sun Microsystems, Inc.*	321,300	1,333,395

		34,170,286

IT Services (0.5%)
Accenture Ltd., Class A	161,110	4,562,635
Fiserv, Inc.*^	45,600	2,068,416

		6,631,051

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	52,500	1,282,050
Analog Devices, Inc.	41,490	1,333,489
Applied Materials, Inc.	397,100	6,464,788
Intel Corp.	137,390	2,603,540

		11,683,867

Software (1.5%)
BEA Systems, Inc.*^	47,200	617,848
Microsoft Corp.	528,300	12,309,390
Oracle Corp.*	343,780	4,981,373
Symantec Corp.*	45,350	704,739

		18,613,350

Total Information Technology		96,940,235

Materials (4.0%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.^	190,230	12,159,501
Dow Chemical Co.	81,370	3,175,871
E.I. duPont de Nemours & Co.	155,530	6,470,048
Nalco Holding Co.*	53,190	937,740
PPG Industries, Inc.^	93,260	6,155,160
Praxair, Inc.	45,370	2,449,980
Syngenta AG (Registered)*	29,760	3,947,755

		35,296,055

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*^	71,670	784,070

Metals & Mining (0.9%)
Alcoa, Inc.	50,000	1,618,000
United States Steel Corp.	134,150	9,406,598

		11,024,598

Paper & Forest Products (0.2%)
Bowater, Inc.^	11,500	261,625
International Paper Co.^	67,490	2,179,927

		2,441,552

Total Materials		49,546,275

Telecommunication Services (3.5%)
Diversified Telecommunication Services (1.3%)
AT&T, Inc.	221,100	6,166,479
BellSouth Corp.	73,300	2,653,460
Embarq Corp.*	42,202	1,729,860
Verizon Communications, Inc.	176,840	5,922,372

		16,472,171

Wireless Telecommunication Services (2.2%)
Sprint Nextel Corp.^	1,096,210	21,913,238
Vodafone Group plc	2,303,540	4,910,241

		26,823,479

Total Telecommunication Services		43,295,650

Utilities (4.8%)
Electric Utilities (2.3%)
Entergy Corp.	262,470	18,569,753
Exelon Corp.	28,410	1,614,540
FPL Group, Inc.^	132,890	5,498,988
PPL Corp.	73,500	2,374,050

		28,057,331

Independent Power Producers & Energy Traders (0.2%)
TXU Corp.	42,800	2,559,012

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (2.3%)
Dominion Resources, Inc.	358,190	$26,789,030
Public Service Enterprise Group, Inc.	34,350	2,271,222

		29,060,252

Total Utilities		59,676,595

Total Common Stocks (98.1%) (Cost $1,154,805,215)		1,209,612,327

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.6%)
Yorktown Capital LLC
5.27%, 7/3/06 (p)	$7,095,000	7,091,884

Short-Term Investments of Cash Collateral for Securities Loaned (8.7%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	546,994	546,994
Banesto S.A. de Madrid
5.05%, 7/21/06	1,562,840	1,562,840
Barton Capital Corp.
5.13%, 7/5/06	2,727,190	2,727,190
Cantor Fitzgerald Securities
5.30%, 7/3/06	58,938,846	58,938,846
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)	3,125,545	3,125,545
Fifth Third Bancorp
5.28%, 7/31/07 (l)	234,426	234,426
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	859,562	859,562
Hartford Life, Inc.
5.24%, 7/2/07 (l)	625,136	625,136
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	2,891,253	2,891,253
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	273,497	273,497
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	2,344,259	2,344,259
Morgan Stanley
5.35%, 7/3/06	27,349,692	27,349,692
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	2,344,259	2,344,259
New York Life Insurance Co.
5.19%, 10/2/06 (l)	1,953,549	1,953,549
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	1,875,304	1,875,304

Total Short-Term Investments of Cash Collateral for Securities Loaned		107,652,352

Time Deposit (1.7%)
JPMorgan Chase Nassau
4.58%, 7/3/06	20,839,623	20,839,623

Total Short-Term Investments (11.0%) (Cost/Amortized Cost $135,584,898)		135,583,859

Total Investments (109.1%) (Cost/Amortized Cost $1,290,390,113)		1,345,196,186
Other Assets Less Liabilities (-9.1%)		(112,220,581)

Net Assets (100%)		$1,232,975,605

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$735,151,629
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$376,774,285

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,491,697
Aggregate gross unrealized depreciation	(27,477,903)

Net unrealized appreciation	$50,013,794

Federal income tax cost of investments	$1,295,182,392

At June 30, 2006, the Portfolio had loaned securities with a total value of $106,160,495. This was secured by collateral of $107,652,352 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $19,359 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.8%)
Auto Components (1.0%)
BorgWarner, Inc.^	6,600	$429,660
Drew Industries, Inc.*^	59,600	1,931,040
LKQ Corp.*^	161,300	3,064,700
Tenneco, Inc.*	63,200	1,643,200

		7,068,600

Diversified Consumer Services (1.4%)
Jackson Hewitt Tax Service, Inc.	38,500	1,206,975
Laureate Education, Inc.*	55,400	2,361,702
Lincoln Educational Services Corp.*^	37,650	643,438
Strayer Education, Inc.^	63,800	6,196,256

		10,408,371

Hotels, Restaurants & Leisure (5.5%)
BJ’s Restaurants, Inc.*^	51,500	1,150,510
Four Seasons Hotels, Inc.^	25,600	1,572,864
Gaylord Entertainment Co.*	77,900	3,399,556
Hilton Hotels Corp.	11,700	330,876
International Game Technology	131,900	5,004,286
Marriott International, Inc., Class A	158,600	6,045,832
Orient-Express Hotels Ltd.	209,100	8,121,444
Panera Bread Co., Class A*	21,900	1,472,556
Penn National Gaming, Inc.*	73,500	2,850,330
Red Lion Hotels Corp.*	55,900	612,105
Scientific Games Corp., Class A*	215,060	7,660,437
Station Casinos, Inc.	40,500	2,757,240

		40,978,036

Household Durables (0.1%)
Harman International Industries, Inc.	6,700	571,979
NVR, Inc.*	410	201,413

		773,392

Internet & Catalog Retail (1.0%)
Coldwater Creek, Inc.*^	121,650	3,255,354
VistaPrint Ltd.*^	155,400	4,155,396

		7,410,750

Leisure Equipment & Products (0.4%)
MarineMax, Inc.*^	104,200	2,733,166

Media (0.6%)
Getty Images, Inc.*^	63,700	4,045,587
XM Satellite Radio Holdings, Inc., Class A*	41,800	612,370

		4,657,957

Multiline Retail (0.0%)
Dollar General Corp.	23,500	328,530

Specialty Retail (3.6%)
Advance Auto Parts, Inc.	10,300	297,670
Chico’s FAS, Inc.*	191,000	5,153,180
Christopher & Banks Corp.	23,000	667,000
Cost Plus, Inc.*^	66,500	974,890
Dick’s Sporting Goods, Inc.*	115,000	4,554,000
GameStop Corp., Class A*^	127,450	5,352,900
Hibbett Sporting Goods, Inc.*^	61,800	1,477,020
HOT Topic, Inc.*^.	82,400	948,424
J. Crew Group, Inc.*	25,700	705,465
Ross Stores, Inc.	10,400	291,720
Select Comfort Corp.*^	93,750	2,153,437
Tractor Supply Co.*^	29,800	1,647,046
Urban Outfitters, Inc.*	136,700	2,390,883
Zumiez, Inc.*	8,900	334,373

		26,948,008

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	141,800	3,747,774
Polo Ralph Lauren Corp.	56,075	3,078,518
Under Armour, Inc., Class A*^	42,600	1,815,612
Wolverine World Wide, Inc.	15,400	359,282

		9,001,186

Total Consumer Discretionary		110,307,996

Consumer Staples (1.5%)
Food & Staples Retailing (0.0%)
Whole Foods Market, Inc.	3,300	213,312

Food Products (0.4%)
Bunge Ltd.^	11,200	562,800
Hain Celestial Group, Inc.*^	93,600	2,411,136

		2,973,936

Personal Products (1.1%)
Herbalife Ltd.*	194,200	7,748,580

Total Consumer Staples		10,935,828

Energy (10.5%)
Energy Equipment & Services (5.2%)
Cameron International Corp.*	71,300	3,406,001
CARBO Ceramics, Inc.^	49,900	2,451,587
Complete Production Services, Inc.*	81,200	1,919,568
Diamond Offshore Drilling, Inc.^	56,800	4,767,224
FMC Technologies, Inc.*	45,500	3,069,430
Global Industries Ltd.*^	154,700	2,583,490
Grant Prideco, Inc.*	195,700	8,757,575
National Oilwell Varco, Inc.*	94,619	5,991,275
Oil States International, Inc.*	28,400	973,552
Rowan Cos., Inc.	9,900	352,341
Seitel, Inc.*	217,500	774,300
Superior Energy Services, Inc.*	121,900	4,132,410

		39,178,753

Oil, Gas & Consumable Fuels (5.3%)
Alpha Natural Resources, Inc.*^	44,700	877,014
Aventine Renewable Energy Holdings, Inc.*	27,500	1,069,750
Aventine Renewable Energy Holdings, Inc.*	34,800	1,353,720
Bill Barrett Corp.*^	135,400	4,009,194
Chesapeake Energy Corp.^	8,700	263,175
Denbury Resources, Inc.*	146,170	4,629,204
EXCO Resources, Inc.*	130,600	1,488,840
Helix Energy Solutions Group, Inc.*^	103,900	4,193,404
Mariner Energy, Inc.*	62,200	1,142,614
Murphy Oil Corp.	8,000	446,880
Newfield Exploration Co.*	93,500	4,575,890
Noble Energy, Inc.	28,300	1,326,138
Peabody Energy Corp.	94,900	5,290,675
Range Resources Corp.	5,400	146,826
Southwestern Energy Co.*^	138,000	4,300,080
Ultra Petroleum Corp.*	42,400	2,513,048
VeraSun Energy Corp.*^	12,400	325,376
Western Refining, Inc.	76,800	1,657,344

		39,609,172

Total Energy		78,787,925

Financials (9.9%)
Capital Markets (3.0%)
Affiliated Managers Group, Inc.*^	38,500	3,345,265
Ares Capital Corp.^	71,563	1,211,562
Calamos Asset Management, Inc., Class A^	4,500	130,455
E*Trade Financial Corp.*	27,100	618,422

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Federated Investors, Inc., Class B	18,700	$589,050
GFI Group, Inc.*	82,400	4,445,480
Lazard Ltd., Class A^	101,500	4,100,600
Legg Mason, Inc.	46,100	4,587,872
Nuveen Investments, Inc., Class A^	6,700	288,435
optionsXpress Holdings, Inc.	130,500	3,041,955
SEI Investments Co.	1,000	48,880
TD Ameritrade Holding Corp.	5,200	77,012

		22,484,988

Commercial Banks (1.5%)
Boston Private Financial Holdings, Inc.	2,500	69,750
Capitol Bancorp Ltd.^	12,800	498,560
City National Corp./California	3,200	208,288
Cullen/Frost Bankers, Inc.	3,300	189,090
East West Bancorp, Inc.^	21,900	830,229
First Republic Bank/California	40,800	1,868,640
First State Bancorp/New Mexico^	30,746	731,140
Hancock Holding Co.^	16,600	929,600
Signature Bank/New York*	22,721	735,706
UCBH Holdings, Inc.^	84,537	1,398,242
UMB Financial Corp.^	14,400	480,096
Wachovia Corp.	2,339	126,493
Western Alliance Bancorp*^	49,600	1,725,088
Whitney Holding Corp.	46,158	1,632,608

		11,423,530

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.^	68,100	1,194,474

Diversified Financial Services (1.3%)
CBOT Holdings, Inc., Class A*^	52,400	6,266,516
Financial Federal Corp.^	45,200	1,257,012
IntercontinentalExchange, Inc.*	1,200	69,528
Primus Guaranty Ltd.*^	165,600	1,838,160

		9,431,216

Insurance (1.3%)
Ambac Financial Group, Inc.	93,000	7,542,300
Aspen Insurance Holdings Ltd.	6,600	153,714
Brown & Brown, Inc.	10,000	292,200
Max Reinsurance Capital Ltd.	40,100	875,784
National Financial Partners Corp.^	28,200	1,249,542

		10,113,540

Real Estate Investment Trusts (REIT) (1.0%)
CapitalSource, Inc. (REIT)	98,774	2,317,238
FelCor Lodging Trust, Inc. (REIT)	78,800	1,713,112
Innkeepers USA Trust (REIT)	92,600	1,600,128
LaSalle Hotel Properties (REIT)	34,200	1,583,460

		7,213,938

Real Estate Management & Development (1.1%)
CB Richard Ellis Group, Inc., Class A*	340,850	8,487,165
Jones Lang LaSalle, Inc.	1,300	113,815

		8,600,980

Thrifts & Mortgage Finance (0.5%)
Clayton Holdings, Inc.*^	171,000	2,231,550
Doral Financial Corp.^	74,290	476,199
Franklin Bank Corp./Texas*^	36,700	740,973

		3,448,722

Total Financials		73,911,388

Health Care (17.7%)
Biotechnology (4.2%)
Angiotech Pharmaceuticals, Inc.*^	97,000	1,139,750
Biogen Idec, Inc.*	111,500	5,165,795
BioMarin Pharmaceuticals, Inc.*^	58,400	839,208
Celgene Corp.*	70,400	3,339,072
Coley Pharmaceutical Group, Inc.*^	103,000	1,189,650
Cubist Pharmaceuticals, Inc.*^	96,500	2,429,870
Digene Corp.*^	44,900	1,739,426
Keryx Biopharmaceuticals, Inc.*^	83,200	1,181,440
Myogen, Inc.*^	42,700	1,238,300
Myriad Genetics, Inc.*^	77,800	1,964,450
Panacos Pharmaceuticals, Inc.*	45,500	251,160
PDL BioPharma, Inc.*^	235,900	4,342,919
Senomyx, Inc.*^	172,700	2,492,061
Telik, Inc.*^	122,900	2,027,850
Trimeris, Inc.*^	97,300	1,117,977
Vanda Pharmaceuticals, Inc.*^	58,500	487,305
Zymogenetics, Inc.*^	32,100	608,937

		31,555,170

Health Care Equipment & Supplies (5.3%)
American Medical Systems Holdings, Inc.*	84,900	1,413,585
ArthroCare Corp.*^	79,500	3,339,795
Biomet, Inc.	7,200	225,288
C.R. Bard, Inc.	87,740	6,427,833
Cynosure, Inc., Class A*	10,500	150,150
Cytyc Corp.*	167,400	4,245,264
Dentsply International, Inc.	2,200	133,320
DexCom, Inc.*^	164,100	2,228,478
Gen-Probe, Inc.*	95,885	5,175,872
Greatbatch, Inc.*^	31,000	731,600
Kyphon, Inc.*^	73,100	2,804,116
Meridian Bioscience, Inc.	108,500	2,707,075
OraSure Technologies, Inc.*^	56,700	539,784
Resmed, Inc.*^	177,900	8,352,405
Stereotaxis, Inc.*^	9,700	104,663
Varian Medical Systems, Inc.*	13,600	643,960
Wright Medical Group, Inc.*^	5,000	104,650

		39,327,838

Health Care Providers & Services (4.6%)
Chemed Corp.^	83,500	4,553,255
Community Health Systems, Inc.*	16,000	588,000
Coventry Health Care, Inc.*	8,700	477,978
Express Scripts, Inc.*	5,100	365,874
Henry Schein, Inc.*	78,300	3,658,959
Omnicare, Inc.	10,600	502,652
Psychiatric Solutions, Inc.*^	230,126	6,595,411
RehabCare Group, Inc.*	53,500	929,830
United Surgical Partners International, Inc.*^	138,250	4,157,178
VCA Antech, Inc.*^	234,700	7,493,971
WellCare Health Plans, Inc.*	95,508	4,684,667

		34,007,775

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*^	95,600	1,677,780
TriZetto Group, Inc.*	83,700	1,237,923

		2,915,703

Life Sciences Tools & Services (2.4%)
Charles River Laboratories International, Inc.*	800	29,440

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Covance, Inc.*^	105,200	$6,440,344
Fisher Scientific International, Inc.*	11,600	847,380
Invitrogen Corp.*	4,800	317,136
Molecular Devices Corp.*^	50,600	1,546,336
Nektar Therapeutics*^	59,600	1,093,064
Parexel International Corp.*^	62,800	1,811,780
Pharmaceutical Product Development, Inc.	16,400	575,968
Thermo Electron Corp.*	8,800	318,912
Varian, Inc.*	46,900	1,946,819
Ventana Medical Systems, Inc.*^	46,200	2,179,716
Waters Corp.*	15,400	683,760

		17,790,655

Pharmaceuticals (0.8%)
Adams Respiratory Therapeutics, Inc.*	37,000	1,650,940
Endo Pharmaceuticals Holdings, Inc.*	16,800	554,064
Impax Laboratories, Inc.*^	97,600	610,000
Medicines Co.*^	89,200	1,743,860
Penwest Pharmaceuticals Co.*^	68,200	1,488,806
Sepracor, Inc.*^	5,000	285,700

		6,333,370

Total Health Care		131,930,511

Industrials (15.5%)
Aerospace & Defense (2.1%)
Argon ST, Inc.*^	92,400	2,460,612
Empresa Brasileira de Aeronautica S.A. (ADR)^	16,400	598,108
Essex Corp.*^	55,300	1,018,626
Hexcel Corp.*^	252,100	3,960,491
K&F Industries Holdings, Inc.*^	31,600	560,268
Precision Castparts Corp.	109,500	6,543,720
Rockwell Collins, Inc.	13,500	754,245

		15,896,070

Air Freight & Logistics (1.5%)
CH Robinson Worldwide, Inc.	5,100	271,830
Expeditors International of Washington, Inc.	19,400	1,086,594
Forward Air Corp.^	67,350	2,743,165
UTI Worldwide, Inc.^	277,734	7,007,229

		11,108,818

Airlines (0.8%)
JetBlue Airways Corp.*^	155,550	1,888,377
Republic Airways Holdings, Inc.*	99,800	1,698,596
Southwest Airlines Co.	142,200	2,327,814

		5,914,787

Building Products (0.5%)
Goodman Global, Inc.*	53,300	809,094
PGT, Inc.*	176,200	2,783,960

		3,593,054

Commercial Services & Supplies (4.8%)
Administaff, Inc.^	97,000	3,473,570
American Reprographics Co.*	114,200	4,139,750
CDI Corp.^	51,300	1,487,700
Corporate Executive Board Co.	39,200	3,927,840
Global Cash Access, Inc.*^	183,200	2,863,416
Herman Miller, Inc.	4,900	126,273
LECG Corp.*^	50,900	940,123
Monster Worldwide, Inc.*	86,150	3,675,159
Resources Connection, Inc.*^	199,900	5,001,498
Robert Half International, Inc.	15,300	642,600
Stericycle, Inc.*^	151,100	9,836,610

		36,114,539

Construction & Engineering (0.9%)
Fluor Corp.	40,800	3,791,544
Granite Construction, Inc.	70,400	3,187,008

		6,978,552

Electrical Equipment (0.9%)
Ametek, Inc.	65,300	3,093,914
Rockwell Automation, Inc.	54,500	3,924,545

		7,018,459

Machinery (2.0%)
Actuant Corp., Class A^	8,100	404,595
Flowserve Corp.*	38,900	2,213,410
IDEX Corp.	70,650	3,334,680
Joy Global, Inc.	111,000	5,781,990
Kennametal, Inc.	10,500	653,625
Manitowoc Co., Inc.	36,700	1,633,150
Oshkosh Truck Corp.	6,400	304,128
Terex Corp.*	6,300	621,810

		14,947,388

Marine (0.2%)
American Commercial Lines, Inc.*	24,100	1,452,025

Road & Rail (0.5%)
JB Hunt Transport Services, Inc.	22,600	562,966
Knight Transportation, Inc.^	136,150	2,750,230

		3,313,196

Trading Companies & Distributors (1.3%)
Beacon Roofing Supply, Inc.*^	62,050	1,365,721
Fastenal Co.^	89,700	3,614,013
MSC Industrial Direct Co.	83,500	3,972,095
WESCO International, Inc.*	6,400	441,600

		9,393,429

Total Industrials		115,730,317

Information Technology (22.7%)
Communications Equipment (2.6%)
Arris Group, Inc.*^	167,730	2,200,617
Ciena Corp.*^	679,900	3,270,319
Comverse Technology, Inc.*	206,200	4,076,574
F5 Networks, Inc.*	29,300	1,566,964
Harris Corp.	26,400	1,095,864
Ixia*^	136,100	1,224,900
Netgear, Inc.*^	40,800	883,320
Redback Networks, Inc.*	151,900	2,785,846
ViaSat, Inc.*	92,100	2,365,128

		19,469,532

Computers & Peripherals (1.1%)
Electronics for Imaging, Inc.*^	193,900	4,048,632
Logitech International S.A. (ADR)*^	6,400	248,192
Network Appliance, Inc.*	75,700	2,672,210
Xyratex Ltd.*	33,100	875,495

		7,844,529

Electronic Equipment & Instruments (2.1%)
Amphenol Corp., Class A	84,210	4,712,392
Flir Systems, Inc.*^	120,300	2,653,818
Jabil Circuit, Inc.	8,300	212,480
Mettler-Toledo International, Inc.*	6,800	411,876
National Instruments Corp.	58,750	1,609,750
Tektronix, Inc.	96,500	2,839,030
Trimble Navigation Ltd.*	72,050	3,216,312

		15,655,658

Internet Software & Services (1.4%)
Akamai Technologies, Inc.*^	3,400	123,046
aQuantive, Inc.*^	188,000	4,762,040
Ariba, Inc.*^	158,000	1,300,340
Entrust, Inc.*^	245,500	837,155

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Marchex, Inc., Class B*^	119,800	$1,968,314
ValueClick, Inc.*^	85,200	1,307,820
VeriSign, Inc.*	13,900	322,063

		10,620,778

IT Services (4.9%)
Alliance Data Systems Corp.*^	195,500	11,499,310
BearingPoint, Inc.*^	179,800	1,504,926
Cognizant Technology Solutions Corp., Class A*	71,100	4,790,007
Euronet Worldwide, Inc.*^	49,400	1,895,478
Global Payments, Inc.	39,700	1,927,435
Heartland Payment Systems, Inc.*^	42,800	1,193,264
Iron Mountain, Inc.*^	70,100	2,620,338
Paychex, Inc.	94,700	3,691,406
RightNow Technologies, Inc.*^	65,500	1,092,540
Sapient Corp.*^	423,700	2,245,610
VeriFone Holdings, Inc.*^	130,000	3,962,400

		36,422,714

Semiconductors & Semiconductor Equipment (7.2%)
Actel Corp.*^	63,704	914,152
Altera Corp.*	17,400	305,370
Atheros Communications, Inc.*^	130,700	2,478,072
Exar Corp.*	161,100	2,137,797
Formfactor, Inc.*^	79,100	3,530,233
Integrated Device Technology, Inc.*	366,700	5,199,806
Intersil Corp., Class A	240,400	5,589,300
Lam Research Corp.*	29,250	1,363,635
Microchip Technology, Inc.	20,500	687,775
Microsemi Corp.*^	245,200	5,977,976
Microtune, Inc.*^	168,000	1,051,680
Netlogic Microsystems, Inc.*^	59,600	1,922,100
NVIDIA Corp.*	99,400	2,116,226
PMC-Sierra, Inc.*	430,600	4,047,640
Power Integrations, Inc.*^	111,100	1,942,028
Semtech Corp.*	131,000	1,892,950
Silicon Laboratories, Inc.*	171,800	6,038,770
Sirf Technology Holdings, Inc.*^	56,400	1,817,208
Trident Microsystems, Inc.*^	35,400	671,892
Varian Semiconductor Equipment Associates, Inc.*	117,250	3,823,523

		53,508,133

Software (3.4%)
Activision, Inc.*^	467,353	5,318,477
Amdocs Ltd.*	126,200	4,618,920
Blackbaud, Inc.	28,400	644,680
Cognos, Inc.*	76,600	2,179,270
Filenet Corp.*^	38,700	1,042,191
Hyperion Solutions Corp.*	11,450	316,020
Micros Systems, Inc.*	38,700	1,690,416
NAVTEQ Corp.*	1,600	71,488
Nuance Communications, Inc.*^	222,900	2,242,374
Quest Software, Inc.*^	345,200	4,846,608
Salesforce.com, Inc.*	3,600	95,976
THQ, Inc.*^	59,800	1,291,680
Witness Systems, Inc.*^	66,500	1,341,305

		25,699,405

Total Information Technology		169,220,749

Materials (2.1%)
Chemicals (0.6%)
Ashland, Inc.	2,500	166,750
Cabot Corp.^	33,983	1,173,093
FMC Corp.	30,800	1,983,212
Minerals Technologies, Inc.	23,900	1,242,800

		4,565,855

Construction Materials (0.9%)
Headwaters, Inc.*^	58,900	1,505,484
Martin Marietta Materials, Inc.	58,300	5,314,045

		6,819,529

Metals & Mining (0.6%)
Allegheny Technologies, Inc.	34,720	2,404,013
RTI International Metals, Inc.*^	33,100	1,848,304

		4,252,317

Total Materials		15,637,701

Telecommunication Services (3.4%)
Diversified Telecommunication Services (1.3%)
NeuStar, Inc. Class A*	159,200	5,373,000
Time Warner Telecom, Inc., Class A*^	310,324	4,608,312

		9,981,312

Wireless Telecommunication Services (2.1%)
American Tower Corp., Class A*	229,400	7,138,928
Crown Castle International Corp.*	11,100	383,394
NII Holdings, Inc.*	114,700	6,466,786
SBA Communications Corp., Class A*	49,600	1,296,544

		15,285,652

Total Telecommunication Services		25,266,964

Total Common Stocks (98.1%) (Cost $652,264,553)		731,729,379

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.1%)
Federal Home Loan Bank
4.80%, 7/3/06 (o)(p)	$7,800,000	7,796,880

Short-Term Investments of Cash Collateral for Securities Loaned (29.0%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	1,098,777	1,098,777
Banesto S.A. de Madrid
5.05%, 7/21/06	3,139,364	3,139,364
Barton Capital Corp.
5.13%, 7/5/06	5,478,260	5,478,260
Cantor Fitzgerald Securities
5.30%, 7/3/06	118,393,784	118,393,784
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)	6,278,459	6,278,459
Fifth Third Bancorp
5.28%, 7/31/07 (l)	470,905	470,905
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	1,726,650	1,726,650
Hartford Life, Inc.
5.24%, 71/2/07 (l)	1,255,746	1,255,746
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	5,807,823	5,807,823
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	549,389	549,389
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	4,709,046	4,709,046
Morgan Stanley & Co.
5.35%, 7/3/06	54,938,867	54,938,867
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	4,709,046	4,709,046

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
New York Life Insurance Co.
5.19%, 10/2/06 (l)	$3,924,205	$3,924,205
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	3,767,030	3,767,030

Total Short-Term Investments of Cash Collateral for Securities Loaned		216,247,351

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.58%, 7/3/06	19,617,151	19,617,151

Total Short-Term Investments (32.7%) (Cost/Amortized Cost $243,662,422)		243,661,382

Total Investments (130.8%) (Cost/Amortized Cost $895,926,975)		975,390,761
Other Assets Less Liabilities (-30.8%)		(229,521,967)

Net Assets (100%)		$745,868,794

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.
(o)	Discount Note Security. Effective rate calculated as of June 30, 2006.
(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$302,906,129
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$313,655,036

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$107,653,694
Aggregate gross unrealized depreciation	(32,219,331)

Net unrealized appreciation	$75,434,363

Federal income tax cost of investments	$899,956,398

At June 30, 2006, the Portfolio had loaned securities with a total value of $214,824,721. This was secured by collateral of $216,247,351 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $1,816 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.9%)
Auto Components (1.3%)
Aftermarket Technology Corp.*	16,517	$410,447
American Axle & Manufacturing Holdings, Inc.^	136,000	2,326,960
Autoliv, Inc.	36,160	2,045,571
BorgWarner, Inc.^	49,100	3,196,410
Compagnie Generale des Etablissements Michelin, Class B	19,898	1,195,801
Spartan Motors, Inc.	620	9,536
TRW Automotive Holdings Corp.	47,300	1,290,344
TRW Automotive Holdings Corp.*	32,325	881,826

		11,356,895

Automobiles (0.1%)
Monaco Coach Corp.^	33,360	423,672
Thor Industries, Inc.^	6,550	317,348

		741,020

Distributors (0.0%)
Aristotle Corp.*	490	4,067
Coast Distribution System	5,400	46,980
Source Interlink Cos., Inc.*	100	1,190

		52,237

Diversified Consumer Services (1.2%)
Carriage Services, Inc.*^	28,990	133,064
CPI Corp.	200	6,140
H&R Block, Inc.	201,800	4,814,948
Jackson Hewitt Tax Service, Inc.	7,130	223,526
Nobel Learning Communities, Inc.*	170	1,700
Regis Corp.	134,600	4,793,106
Service Corp. International	4,010	32,641
Stewart Enterprises, Inc., Class A*^	95,670	550,102

		10,555,227

Hotels, Restaurants & Leisure (1.4%)
Benihana, Inc.*	30	817
Bob Evans Farms, Inc.	310	9,303
Brinker International, Inc.	39,970	1,450,911
CBRL Group, Inc.^	16,440	557,645
Cheesecake Factory, Inc.*	105,400	2,840,530
Choice Hotels International, Inc.	12,190	738,714
Dover Motorsports, Inc.	400	2,348
Frisch’s Restaurants, Inc.	3,000	71,190
ILX Resorts, Inc.	1,460	13,695
Interstate Hotels & Resorts, Inc.*	28,520	264,951
Isle of Capri Casinos, Inc.*^	9,112	233,723
J. Alexander’s Corp.	3,760	32,073
Jack in the Box, Inc.*	4,150	162,680
Lodgian, Inc.*^	31,500	448,875
Luby’s, Inc.*^	12,890	134,442
Marcus Corp.^	4,290	89,575
Mexican Restaurants, Inc.*	100	1,054
Nathan’s Famous, Inc.*	4,000	54,000
Pinnacle Entertainment, Inc.*^	61,100	1,872,715
Red Lion Hotels Corp.*^	2,800	30,660
Ruby Tuesday, Inc.^	113,100	2,760,771
Ryan’s Restaurant Group, Inc.*	3,030	36,087
Sands Regent*	580	8,410
Silverleaf Resorts, Inc.*	200	738
Speedway Motorsports, Inc.	5,230	197,380
Trump Entertainment Resorts, Inc.*	1,900	38,285

		12,051,572

Household Durables (2.0%)
American Biltrite, Inc.*	1,618	16,860
Avatar Holdings, Inc.*^	4,348	247,706
Basset Furniture Industries, Inc.^	25,047	463,620
Black & Decker Corp.	31,600	2,668,936
Brookfield Homes Corp.^	11,680	384,856
Cavalier Homes, Inc.*	1,060	5,618
Chromcraft Revington, Inc.*	11,500	132,825
Cobra Electronics Corp.	4,400	41,492
CSS Industries, Inc.^	900	25,875
Decorator Industries, Inc.^	2,100	18,648
Ethan Allen Interiors, Inc.^	45,000	1,644,750
Kimball International, Inc., Class B^	361	7,115
La-Z-Boy, Inc.^	29,060	406,840
Leggett & Platt, Inc.	120,100	3,000,098
MITY Enterprises, Inc.*	80	1,448
National Presto Industries, Inc.^	5,500	287,540
Newell Rubbermaid, Inc.	116,800	3,016,944
P&F Industries, Inc., Class A*	719	8,808
Stanley Works	94,920	4,482,122
Tarragon Corp.^	9,180	127,143
Universal Electronics, Inc.*^	2,117	37,492

		17,026,736

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*^	30,600	176,562
Blair Corp.^	5,801	172,580
GSI Commerce, Inc.*^	13,301	179,962
Stamps.com, Inc.*^	15,641	435,133
Systemax, Inc.*^	15,194	118,513

		1,082,750

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	43,730	568,053
Cybex International, Inc.*^	200	1,298
GameTech International, Inc.*	651	5,891
JAKKS Pacific, Inc.*^	33,736	677,756

		1,252,998

Media (3.2%)
Cinram International Income Fund	366,700	8,606,123
Discovery Holding Co., Class A*^	95,921	1,403,324
Dow Jones & Co., Inc.^	103,070	3,608,481
Entercom Communications Corp.^	165,650	4,333,404
Media General, Inc., Class A^	4,400	184,316
Opinion Research Corp.*	6,700	39,932
Playboy Enterprises, Inc., Class A*	360	3,431
Playboy Enterprises, Inc., Class B*^	27,890	278,342
R.H. Donnelley Corp.	130,295	7,045,051
RCN Corp.*	27,418	683,531
Regent Communications, Inc.*^	9,563	39,113
Westwood One, Inc.	170,160	1,276,200
World Wrestling Entertainment, Inc.^	3,600	60,804

		27,562,052

Multiline Retail (1.0%)
Big Lots, Inc.*^	14,930	255,005
Bon-Ton Stores, Inc.^	1,506	32,951
Dillards, Inc., Class A^	62,080	1,977,248
Federated Department Stores, Inc.	171,730	6,285,318
Gottschalks, Inc.*	6,604	43,058

		8,593,580

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Specialty Retail (2.9%)
AnnTaylor Stores Corp.*	71,350	$3,095,163
Barnes & Noble, Inc.	1,260	45,990
Big Dog Holdings, Inc.*	2,897	36,155
Books-A-Million, Inc.	31,300	522,084
Cato Corp., Class A^	9,600	248,160
Charming Shoppes, Inc.*^	200,830	2,257,329
DEB Shops, Inc.^	200	4,822
Dress Barn, Inc.*^	4,000	101,400
Foot Locker, Inc.	214,700	5,258,003
Franklin Covey Co.*	100	740
Gap, Inc.	349,500	6,081,300
Gymboree Corp.*	1,200	41,712
Hastings Entertainment, Inc.*	2,100	16,380
Haverty Furniture Cos., Inc.	3,220	50,522
Lithia Motors, Inc., Class A^	27,700	839,864
Office Depot, Inc.*	26,600	1,010,800
OfficeMax, Inc.	101,050	4,117,787
Sport Chalet, Inc., Class A*	78	640
Stage Stores, Inc.^	32,754	1,080,882

		24,809,733

Textiles, Apparel & Luxury Goods (1.5%)
Brown Shoe Co., Inc.	14,925	508,644
Culp, Inc.*	140	685
Cutter & Buck, Inc.	740	8,488
Delta Apparel, Inc.^	3,500	59,990
G-III Apparel Group, Ltd.*	375	3,638
Hallwood Group, Inc.	1,500	168,000
Hampshire Group Ltd.*	5,700	96,900
Jones Apparel Group, Inc.	183,810	5,843,320
Lacrosse Footwear, Inc.*	102	1,227
Movado Group, Inc.^	22,900	525,555
Phillips-Van Heusen Corp.	46,100	1,759,176
Stride Rite Corp.	21,060	277,781
V.F. Corp.	29,500	2,003,640
Velcro Industries N.V.	800	11,192
Weyco Group, Inc.^	6,000	139,320
Wolverine World Wide, Inc.	53,680	1,252,354

		12,659,910

Total Consumer Discretionary		127,744,710

Consumer Staples (2.9%)
Beverages (0.8%)
Hansen Natural Corp.*^	12,330	2,347,262
Molson Coors Brewing Co., Class B	58,000	3,937,040
National Beverage Corp.	8,400	120,540
PepsiAmericas, Inc.	31,667	700,157

		7,104,999

Food & Staples Retailing (0.4%)
Andersons, Inc.^	14,340	596,687
Longs Drug Stores Corp.	50,390	2,298,792
Spartan Stores, Inc.^	700	10,241
Village Super Market, Inc., Class A	100	6,537
Weis Markets, Inc.^	14,700	605,640

		3,517,897

Food Products (1.6%)
Bunge Ltd.^	77,800	3,909,450
Cagle’s, Inc.*	380	2,812
Corn Products International, Inc.	11,560	353,736
Flowers Foods, Inc.^	10,305	295,135
J & J Snack Foods Corp.^	357	11,806
Lance, Inc.^	39,170	901,694
Ralcorp Holdings, Inc.*^	39,800	1,692,694
Seaboard Corp.^	680	870,400
Smithfield Foods, Inc.*	121,300	3,497,079
Tasty Baking Co.^	5,910	55,554
Tyson Foods, Inc., Class A	125,400	1,863,444

		13,453,804

Household Products (0.0%)
Oil-Dri Corp. of America	7,700	151,690

Personal Products (0.1%)
Elizabeth Arden, Inc.*^	5,401	96,570
Natural Alternatives International, Inc.*	260	2,787
Parlux Fragrances, Inc.*^	7,600	73,644
Schiff Nutrition International, Inc.*^	21,600	144,288

		317,289

Total Consumer Staples		24,545,679

Energy (5.4%)
Energy Equipment & Services (2.7%)
Cameron International Corp.*	66,500	3,176,705
Dawson Geophysical Co.*^	2,640	81,233
Grant Prideco, Inc.*	5,900	264,025
Lufkin Industries, Inc.^	3,940	234,154
NATCO Group, Inc.*	27,500	1,105,500
NS Group, Inc.*^	43,100	2,373,948
Oceaneering International, Inc.*	58,400	2,677,640
Oil States International, Inc.*	28,300	970,124
Pride International, Inc.*	143,060	4,467,764
SBM Offshore N.V.	28,916	770,526
SEACOR Holdings, Inc.*^	6,810	559,101
Tetra Technologies, Inc.*^	21,300	645,177
Todco, Class A	12,600	514,710
Veritas DGC, Inc.*^	26,500	1,366,870
W-H Energy Services, Inc.*	22,610	1,149,266
Weatherford International Ltd.*	55,800	2,768,796

		23,125,539

Oil, Gas & Consumable Fuels (2.7%)
Adams Resources & Energy, Inc.	600	19,656
Arch Coal, Inc.	41,700	1,766,829
Bois d’Arc Energy, Inc.*	400	6,588
Callon Petroleum Co.*^	23,800	460,292
Cimarex Energy Co.^	40,501	1,741,543
Foundation Coal Holdings, Inc.	14,280	670,161
Frontier Oil Corp.	62,400	2,021,760
Murphy Oil Corp.	111,510	6,228,949
Newfield Exploration Co.*	69,400	3,396,436
Noble Energy, Inc.	80,200	3,758,172
Petrohawk Energy Corp.*^	2,350	29,610
Swift Energy Co.*	900	38,637
Teton Energy Corp.*	100	573
Western Gas Resources, Inc.	43,225	2,587,016
Whiting Petroleum Corp.*^	1,590	66,573

		22,792,795

Total Energy		45,918,334

Financials (18.4%)
Capital Markets (1.6%)
A.G. Edwards, Inc.	68,100	3,767,292
Affiliated Managers Group, Inc.*^	33,100	2,876,059
Apollo Investment Corp.^	246,000	4,546,080
Federated Investors, Inc., Class B	8,900	280,350
Knight Capital Group, Inc.*^	59,016	898,814
Raymond James Financial, Inc.	24,750	749,182
SWS Group, Inc.^	28,510	687,661

		13,805,438

Commercial Banks (2.9%)
Alabama National Bancorp^	3,784	257,880
Amcore Financial, Inc.^	30,500	893,955

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
American Community Bancshares, Inc.	2,550	$31,238
Ameris Bancorp^	9,096	210,481
Auburn National Bancorp, Inc.	1,500	34,815
BancFirst Corp.^	10,442	467,279
Banco Latinoamericano de Exportaciones S.A., Class E	7,150	111,755
Bancorpsouth, Inc.^	6,410	174,672
Bank of Hawaii Corp.	10,789	535,134
Banner Corp.^	640	24,666
Bar Harbor Bankshares	427	12,362
BNCCORP, Inc.*	3,309	42,190
BOE Financial Services of Virginia, Inc.	1,200	38,220
Britton & Koontz Capital Corp.	1,352	26,026
Brunswick Bancorp*	1,120	14,056
CCF Holding Co.^	675	15,188
Central Virginia Bankshares, Inc.	862	22,628
City National Corp./California.	11,500	748,535
Codorus Valley Bancorp, Inc.	231	4,366
Columbia Banking System, Inc.	2,972	111,093
Comm Bancorp, Inc.^	300	12,900
Commerce Bancorp, Inc./New Jersey^	78,550	2,801,878
Community Bank Shares of Indiana, Inc.	880	18,920
Community Capital Corp.	420	9,127
Community West Bancshares	3,471	54,321
Cowlitz Bancorp*	2,300	36,915
Desert Community Bank/California	440	8,133
ECB Bancorp, Inc.	1,000	35,050
Exchange National Bancshares, Inc.	100	2,960
Fidelity Southern Corp.	130	2,311
First Citizens BancShares, Inc./North Carolina, Class A^	7,500	1,503,750
First Community Bancorp, Inc./California^	15,100	892,108
First Indiana Corp.^	875	22,776
First M&F Corp.	3,000	59,271
First Mariner Bancorp, Inc.*	100	1,930
First Regional Bancorp/California*^	226	19,888
First West Virginia Bancorp, Inc.	240	4,560
FirstMerit Corp.	3,212	67,259
FNB Financial Services Corp.	2,031	30,790
FNB United Corp.^	410	7,462
Habersham Bancorp	500	12,150
HF Financial Corp.	7,656	130,918
Horizon Bancorp, Inc./Indiana	3,300	86,163
Huntington Bancshares, Inc./Ohio	137,900	3,251,682
Integra Bank Corp.^	5,201	113,122
Intervest Bancshares Corp.*	3,100	125,550
Leesport Financial Corp.	1,777	40,871
LSB Bancshares, Inc./North Carolina	2,000	34,560
Marshall & Ilsley Corp.	119,700	5,475,078
Merrill Merchants Bancshares, Inc.	3,600	81,900
MidWestOne Financial Group, Inc.	4,700	90,475
National Bankshares, Inc.	880	19,342
National Mercantile Bancorp*	875	11,620
Northrim BanCorp, Inc.	2,470	61,997
Northway Financial, Inc.	300	10,500
Pacific Capital Bancorp	7,511	233,742
Peoples Bancorp of North Carolina, Inc.	3,514	92,102
Peoples Bancorp, Inc./Ohio^	227	6,774
Peoples Banctrust Co., Inc.	2,470	56,761
Pinnacle Bancshares, Inc.	1,800	26,064
Princeton National Bancorp, Inc.^	3,810	124,397
Renasant Corp.^	4,152	167,533
Republic First Bancorp, Inc.*	10,149	138,534
Royal Bancshares of Pennsylvania, Inc., Class A^	100	2,428
Rurban Financial Corp.	200	2,200
Simmons First National Corp., Class A	2,900	84,129
Southside Bancshares, Inc.^	2	45
Sterling Financial Corp./Pennsylvania^	4,221	92,440
SVB Financial Group*^	78,140	3,552,244
Team Financial, Inc.	3,300	49,500
Tompkins Trustco, Inc.^	240	10,320
UnionBanCal Corp.	15,700	1,014,063
UnionBancorp, Inc.	40	804
United Bancorp, Inc./Ohio	4,600	50,600
United Bancshares, Inc.	1,420	22,152
United Financial Corp.	2,393	51,258
United Security Bancshares/Alabama^	221	6,537
Unity Bancorp, Inc.	6,198	96,009
Univest Corp. of Pennsylvania^	444	12,263
Wainwright Bank & Trust Co.	457	4,981
Washington Banking Co.	842	18,591

		24,831,247

Consumer Finance (0.3%)
Advanta Corp., Class A	3,940	129,193
Asta Funding, Inc.^	2,250	84,262
CompuCredit Corp.*^	23,107	888,233
Consumer Portfolio Services, Inc.*	7,900	53,009
Dollar Financial Corp.*	13,785	248,130
EZCORP, Inc., Class A*^	23,600	889,484

		2,292,311

Diversified Financial Services (0.5%)
Ampal-American Israel Corp., Class A*	200	1,000
California First National Bancorp	666	9,457
CIT Group, Inc.	85,200	4,455,108
Pico Holdings, Inc.*^	946	30,509

		4,496,074

Insurance (7.9%)
Ambac Financial Group, Inc.	81,000	6,569,100
American Financial Group, Inc.	52,690	2,260,401
American National Insurance Co.	17,777	2,306,032
American Safety Insurance Holdings Ltd.*^	10,100	166,650
AmerUs Group Co.^	87,518	5,124,179
Arch Capital Group Ltd.*	100	5,946
Arthur J. Gallagher & Co.^	196,000	4,966,640
Assurant, Inc.	104,490	5,057,316
Capital Title Group, Inc.	11,636	85,757
Donegal Group, Inc., Class B	3,910	65,102
Enstar Group, Inc.*^	100	9,219
Everest Reinsurance Group Ltd.	40,600	3,514,742
FBL Financial Group, Inc., Class A	12,260	397,224
First American Corp.	51,840	2,191,277

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
FPIC Insurance Group, Inc.*^	1,150	$44,563
Great American Financial Resources, Inc.^	15,700	328,601
HCC Insurance Holdings, Inc.	113,950	3,354,688
Horace Mann Educators Corp.	15,163	257,013
Kansas City Life Insurance Co.^	1,100	46,387
Max Reinsurance Capital Ltd.	73,382	1,602,663
Meadowbrook Insurance Group, Inc.*	13,200	109,824
Midland Co.^	11,814	448,696
National Western Life Insurance Co., Class A^	590	141,393
NYMAGIC, Inc.	6,800	197,540
Ohio Casualty Corp.	3,700	110,001
Old Republic International Corp.	261,960	5,598,085
Philadelphia Consolidated Holding Corp.*	10,640	323,030
Platinum Underwriters Holdings Ltd.	120,416	3,369,240
Presidential Life Corp.^	18,210	447,602
Reinsurance Group of America, Inc.^	110,100	5,411,415
Scottish Reinsurance Group Ltd.^	52,830	881,204
Selective Insurance Group, Inc.^	37,690	2,105,740
Stancorp Financial Group, Inc.	39,200	1,995,672
Unico American Corp.*	300	3,207
United America Indemnity Ltd., Class A*	4,040	84,194
UnumProvident Corp.	105,200	1,907,276
Wesco Financial Corp.	610	232,410
Willis Group Holdings Ltd.^	152,800	4,904,880
Zenith National Insurance Corp.	17,400	690,258

		67,315,167

Real Estate Investment Trusts (REIT) (2.6%)
Ashford Hospitality Trust, Inc. (REIT)	45,261	571,194
Associated Estates Realty Corp. (REIT)	430	5,332
CentraCore Properties Trust (REIT)^	24,608	609,048
Eagle Hospitality Properties Trust, Inc. (REIT)	2,090	20,127
Entertainment Properties Trust (REIT)	13,930	599,687
Extra Space Storage, Inc. (REIT)^	16,780	272,507
Gladstone Commercial Corp. (REIT)^	30	563
Highland Hospitality Corp. (REIT)^	57,330	807,206
Home Properties, Inc. (REIT)^	6,750	374,693
Hospitality Properties Trust (REIT)	18,130	796,270
HRPT Properties Trust (REIT)	408,579	4,723,173
KKR Financial Corp. (REIT)	179,800	3,741,638
LaSalle Hotel Properties (REIT)	4,460	206,498
LTC Properties, Inc. (REIT)^	34,460	770,181
Mission West Properties, Inc. (REIT)^	29,490	326,749
Monmouth, Class A (REIT)	23,000	185,380
National Health Investors, Inc. (REIT)^	43,560	1,171,328
National Health Realty, Inc. (REIT)^	17,300	327,835
National Retail Properties, Inc. (REIT)^	37,560	749,322
New Plan Excel Realty Trust (REIT)^	7,660	189,125
Omega Healthcare Investors, Inc. (REIT)^	56,050	740,981
One Liberty Properties, Inc. (REIT)^	18,100	343,900
Presidential Realty Corp., Class B (REIT)	700	4,655
PS Business Parks, Inc. (REIT).	73	4,307
Reckson Associates Realty Corp. (REIT)^	42,246	1,748,139
Senior Housing Properties Trust (REIT)^	130	2,328
Strategic Hotels & Resorts, Inc. (REIT)	35,870	743,944
Sunstone Hotel Investors, Inc. (REIT)^	39,500	1,147,870
Supertel Hospitality, Inc. (REIT)	210	1,365
Taubman Centers, Inc. (REIT)	400	16,360
Trizec Properties, Inc. (REIT)	18	516
Urstadt Biddle Properties, Inc. (REIT)	1,200	19,080
Urstadt Biddle Properties, Inc., Class A (REIT)^	9,900	161,271
Windrose Medical Properties Trust (REIT)	20,830	304,118
Winston Hotels, Inc. (REIT)^	3,510	42,998
Winthrop Realty Trust (REIT)	31,810	188,951

		21,918,639

Real Estate Management & Development (0.0%)
Stratus Properties, Inc.*	100	2,680
United Capital Corp.*^	1,320	34,980

		37,660

Thrifts & Mortgage Finance (2.6%)
1st Independence Financial Group, Inc.	1,500	24,825
Accredited Home Lenders Holding Co.*^	20,800	994,448
Ameriana Bancorp	1,891	24,848
Anchor Bancorp Wisconsin, Inc.^	830	25,041
Bankunited Financial Corp., Class A	13,160	401,643
Berkshire Bancorp, Inc.	1,200	19,600
Berkshire Hills Bancorp, Inc.^	926	32,854
Beverly Hills Bancorp, Inc.^	32,163	309,408
Camco Financial Corp.	64	886
Capital Crossing Bank*^	8,300	204,180
Carver Bancorp, Inc.	700	12,110
Central Bancorp, Inc.	1,100	34,870
Centrue Financial Corp.*	2,200	50,424
CFS Bancorp, Inc.^	4,540	67,374
Citizens First Bancorp, Inc.	1,000	26,710
Community Financial Corp./Virginia	3,100	72,540
Corus Bankshares, Inc.^	43,200	1,130,976
Delta Financial Corp.^	12,709	125,184
Downey Financial Corp.	200	13,570
Elmira Savings Bank FSB	121	3,206
Farmer Mac, Class C^	19,040	527,408
First Bancorp of Indiana, Inc.	1,600	29,200
First Bancshares, Inc./Missouri	200	3,328
First BancTrust Corp.	2,600	31,798
First Defiance Financial Corp.^	4,435	116,862
First Federal Bancshares of Arkansas, Inc.	3,999	89,018
First Federal Bancshares, Inc./Delaware	200	3,490

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
First Federal Bankshares, Inc.	4,200	$91,140
First Franklin Corp.	1,700	26,775
First Niagara Financial Group, Inc.^	111,769	1,567,001
First Place Financial Corp./Ohio^	19,367	445,635
FirstFed Financial Corp.*^	28,000	1,614,760
FMS Financial Corp.	822	13,251
Franklin Bank Corp./Texas*^	3,330	67,233
Great Pee Dee Bancorp, Inc.	500	7,625
Guaranty Federal Bancshares, Inc.	1,220	34,221
HMN Financial, Inc.	2,977	103,600
Home Federal Bancorp/Indiana	2,100	58,800
HopFed Bancorp, Inc.	140	2,299
IndyMac Bancorp, Inc.	388	17,790
ITLA Capital Corp.^	7,300	383,834
Lincoln Bancorp/Indiana	158	2,820
LSB Corp.	4,260	72,420
LSB Financial Corp.	250	6,687
MASSBANK Corp.^	100	3,275
Mayflower Co-Op Bank/Massachusetts	150	1,762
Meta Financial Group, Inc.	410	8,815
MFB Corp.	100	3,073
MutualFirst Financial, Inc.	7,800	154,440
New York Community Bancorp, Inc.	44,940	741,959
North Central Bancshares, Inc.	100	3,895
Northeast Bancorp.	600	12,600
OceanFirst Financial Corp.^	3,850	85,547
Ocwen Financial Corp.*	6,700	85,157
Park Bancorp, Inc.	1,300	41,340
Parkvale Financial Corp.	200	5,850
People’s Bank/Connecticut^	136,650	4,488,952
Peoples Bancorp/Indiana	600	12,420
Peoples Community Bancorp, Inc.	2	40
PFF Bancorp, Inc.^	14,790	490,436
Pocahontas Bancorp, Inc.	1,500	19,500
Provident Financial Holdings, Inc.^	12,160	364,800
PSB Bancorp, Inc./Pennsylvania*	697	7,702
Radian Group, Inc.	37,593	2,322,496
South Street Financial Corp.^	600	5,394
Southern Missouri Bancorp, Inc.	70	910
TF Financial Corp.^	100	2,885
Timberland Bancorp, Inc./Washington	4,200	131,124
United Community Financial Corp./Ohio^	47,300	567,600
Washington Savings Bank FSB/Maryland*	2,420	20,788
Webster Financial Corp.	79,900	3,790,456
Willow Grove Bancorp, Inc.	1,124	17,883
WSFS Financial Corp.^	7,000	430,150

		22,712,941

Total Financials		157,409,477

Health Care (9.4%)
Biotechnology (0.5%)
Digene Corp.*^	4,960	192,150
Theravance, Inc.*^	178,100	4,074,928

		4,267,078

Health Care Equipment & Supplies (3.3%)
Allied Healthcare Products*	4,200	24,360
ArthroCare Corp.*^	16,888	709,465
Atrion Corp.	300	21,297
Bausch & Lomb, Inc.^	137,300	6,733,192
Beckman Coulter, Inc.	62,400	3,466,320
Cooper Cos., Inc.^	76,300	3,379,327
Dade Behring Holdings, Inc.	100	4,164
Datascope Corp.	16,713	515,429
DJO, Inc.*^	10,480	385,978
E-Z-Em, Inc.*	6,430	87,448
Edwards Lifesciences Corp.*	76,700	3,484,481
Hillenbrand Industries, Inc.	84,500	4,098,250
Hospira, Inc.*	108,090	4,641,385
Iridex Corp.*	900	8,811
National Dentex Corp.*^	2,290	53,128
Span-America Medical Systems, Inc.	2,700	28,755
Spectranetics Corp.*^	800	8,576
Viasys Healthcare, Inc.*^	33,390	854,784

		28,505,150

Health Care Providers & Services (1.2%)
Air Methods Corp.*^	600	15,708
Allied Healthcare International, Inc.*	4,210	11,283
Almost Family, Inc.*	2,200	52,800
American Shared Hospital Services	4,050	24,746
Five Star Quality Care, Inc.*	14,840	164,279
Gentiva Health Services, Inc.*^	30	481
HEALTHSOUTH Corp.*	774,500	2,981,825
Integramed America, Inc.*	1,338	13,308
Manor Care, Inc.	35,132	1,648,393
National Healthcare Corp.^	22	980
National Home Health Care Corp.	1,600	15,600
Pediatrix Medical Group, Inc.*	18,690	846,657
Res-Care, Inc.*	200	4,000
Triad Hospitals, Inc.*	100,600	3,981,748

		9,761,808

Health Care Technology (0.5%)
IMS Health, Inc.	141,800	3,807,330
TriZetto Group, Inc.*	20,925	309,481

		4,116,811

Life Sciences Tools & Services (1.5%)
Bio-Rad Laboratories, Inc., Class A*	1,100	71,434
Harvard Bioscience, Inc.*	520	2,314
Kendle International, Inc.*^	5,300	194,669
Medtox Scientific, Inc.*	280	2,604
New Brunswick Scientific, Inc.*	200	1,606
Parexel International Corp.*	1,975	56,979
PerkinElmer, Inc.	30,280	632,852
Thermo Electron Corp.*^	186,300	6,751,512
Tripos, Inc.*^	10,958	23,779
Varian, Inc.*^	128,960	5,353,129

		13,090,878

Pharmaceuticals (2.4%)
Alpharma, Inc., Class A	42,223	1,015,041
Barr Pharmaceuticals, Inc.*	93,400	4,454,246
Endo Pharmaceuticals Holdings, Inc.*	277,409	9,148,949
Impax Laboratories, Inc.*^	319,500	1,996,875
Valeant Pharmaceuticals International^	227,500	3,849,300
Viropharma, Inc.*^	2,081	17,938

		20,482,349

Total Health Care		80,224,074

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Industrials (17.5%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.*^	108,100	$8,253,435
Armor Holdings, Inc.*	21,361	1,171,224
Esterline Technologies Corp.*^	23,500	977,365
Goodrich Corp.	165,800	6,680,082
Herley Industries, Inc.*^	3,801	42,609
Ladish Co., Inc.*^	5,810	217,701
Precision Castparts Corp.	1	36
Sypris Solutions, Inc.^	11,674	110,319
Todd Shipyards Corp.	1,300	29,900
Triumph Group, Inc.*^	970	46,560

		17,529,231

Air Freight & Logistics (0.1%)
Hub Group, Inc., Class A*^	23,600	578,908

Airlines (0.5%)
Alaska Air Group, Inc.*	33,600	1,324,512
Mesa Air Group, Inc.*	6,800	66,980
Republic Airways Holdings, Inc.*	13,799	234,859
UAL Corp.*^	74,700	2,317,194

		3,943,545

Building Products (1.0%)
American Standard Cos., Inc.	69,100	2,989,957
American Woodmark Corp.	1,200	42,048
Ameron International Corp.^	13,800	924,876
Griffon Corp.*^	1,160	30,276
International Aluminum Corp.	2,900	110,200
Lennox International, Inc.	100,900	2,671,832
NCI Building Systems, Inc.*^	2,180	115,911
Patrick Industries, Inc.*	283	3,102
Universal Forest Products, Inc.^	21,035	1,319,525

		8,207,727

Commercial Services & Supplies (1.7%)
Adesa, Inc.	87,570	1,947,557
Allied Waste Industries, Inc.*	76,850	873,016
Amrep Corp.	100	5,432
Banta Corp.	9,530	441,525
Brink’s Co.	260	14,667
Casella Waste Systems, Inc.*	2,120	27,751
CBIZ, Inc.*^	4,200	31,122
Cenveo, Inc.*^	27,830	499,548
Champion Industries, Inc.	400	3,336
Corrections Corp. of America*^	7,060	373,756
Ecology And Environment, Inc.	5,170	51,597
Exponent, Inc.*^	16,200	273,780
ICT Group, Inc.*	2,440	59,853
IKON Office Solutions, Inc.	1,500	18,900
Kelly Services, Inc., Class A^	26,165	710,903
Layne Christensen Co.*^	9	255
Mac-Gray Corp.*	1,400	17,290
Manpower, Inc.	3,330	215,118
Nashua Corp.*^	6,700	44,890
National Technical SYS, Inc.*	190	1,254
NCO Group, Inc.*^	32,509	859,538
R.R. Donnelley & Sons Co.	101,900	3,255,705
RCM Technologies, Inc.*	1,634	8,203
Spherion Corp.*	490	4,469
Steelcase, Inc., Class A	72,950	1,200,027
TeleTech Holdings, Inc.*^	12,091	153,072
United Stationers, Inc.*^	64,400	3,176,208
Waste Industries USA, Inc.^	13,150	298,242

		14,567,014

Construction & Engineering (1.2%)
Foster Wheeler Ltd.*	11,717	506,174
Granite Construction, Inc.^	74,300	3,363,561
Insituform Technologies, Inc., Class A*	1,061	24,286
Michael Baker Corp.*	9,520	206,584
Perini Corp.*^	23,795	535,388
URS Corp.*^	142,600	5,989,200

		10,625,193

Electrical Equipment (1.3%)
Acuity Brands, Inc.^	89,730	3,491,394
AZZ, Inc.*	100	2,621
Channell Commercial Corp.*	300	990
Chase Corp.	1,100	16,280
EnerSys*^	107	2,236
Espey Manufacturing & Electronics Corp.	300	5,010
Genlyte Group, Inc.*^	2,746	198,893
GrafTech International Ltd.*^	352,900	2,046,820
Lamson & Sessions Co.*^	8,500	241,060
Preformed Line Products Co.^	3,700	140,230
Regal-Beloit Corp.^	55,900	2,467,985
SL Industries, Inc.*	7,300	118,114
Thomas & Betts Corp.*	13,300	682,290
Woodward Governor Co.^	69,012	2,105,556

		11,519,479

Industrial Conglomerates (1.8%)
Carlisle Cos., Inc.	38,100	3,021,330
McDermott International, Inc.*	95,850	4,358,300
Sequa Corp., Class A*	8,640	704,160
Standex International Corp.^	25,200	764,820
Teleflex, Inc.	57,374	3,099,343
Walter Industries, Inc.^	63,400	3,655,010

		15,602,963

Machinery (5.9%)
Astec Industries, Inc.*^	12,689	432,949
Baldwin Technology Co.*	830	4,482
Cummins, Inc.	12,150	1,485,337
Dover Corp.	113,195	5,595,229
Eastern Co.	3,600	74,340
EnPro Industries, Inc.*^	20,600	692,160
Flow International Corp.*	1,800	25,326
Gehl Co.*^	2,803	71,561
Hardinge, Inc.	3,862	59,668
Harsco Corp.	61,800	4,817,928
JLG Industries, Inc.	77,200	1,737,000
Joy Global, Inc.	33,995	1,770,800
K-Tron International, Inc.*	1,400	71,400
Kennametal, Inc.	84,300	5,247,675
L.B. Foster Co., Class A*	8,263	200,543
LS Starrett Co., Class A^	7,380	100,737
NACCO Industries, Inc., Class A	7,000	961,870
Oshkosh Truck Corp.	31,400	1,492,128
Parker Hannifin Corp.	58,600	4,547,360
Pentair, Inc.	172,300	5,890,937
Robbins & Myers, Inc.^	21,860	571,420
SPX Corp.	90,120	5,042,214
Supreme Industries, Inc., Class A^	3,680	26,422
Tennant Co.^	500	25,140
Terex Corp.*	36,600	3,612,420
Timken Co.	86,700	2,905,317
Trinity Industries, Inc.^	73,500	2,969,400
Twin Disc, Inc.	6,780	207,536

		50,639,299

Marine (0.0%)
B&H Ocean Carriers Ltd.*	550	9,900

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Road & Rail (0.7%)
Arkansas Best Corp.	600	$30,126
Con-way, Inc.	270	15,641
JB Hunt Transport Services, Inc.	5,295	131,898
Laidlaw International, Inc.	390	9,828
Marten Transport Ltd.*^	4,725	102,722
Ryder System, Inc.	19,910	1,163,341
Smithway Motor Express Corp. Class A*	400	4,076
Swift Transportation Co., Inc.*	52,617	1,671,116
USA Truck, Inc.*	580	10,336
Werner Enterprises, Inc.	26,970	546,682
YRC Worldwide, Inc.*^	60,000	2,526,600

		6,212,366

Trading Companies & Distributors (1.2%)
Applied Industrial Technologies, Inc.	82,245	1,999,376
BlueLinx Holdings, Inc.^	14,990	195,320
GATX Corp.	41,100	1,746,750
Huttig Building Products, Inc.*^	14,576	118,066
Industrial Distribution Group, Inc.*	11,700	103,311
Rush Enterprises, Inc., Class B*	7,900	133,510
United Rentals, Inc.*	7,130	228,017
Valley National Gases, Inc.	3,600	94,140
W.W. Grainger, Inc.	75,620	5,688,893
Watsco, Inc., Class B	100	6,050
Willis Lease Finance Corp.*	9,270	87,323

		10,400,756

Total Industrials		149,836,381

Information Technology (18.4%)
Communications Equipment (1.3%)
ADC Telecommunications, Inc.*	251,900	4,247,034
Anaren, Inc.*^	480	9,835
Andrew Corp.*	213,990	1,895,951
Arris Group, Inc.*^	161,320	2,116,518
Black Box Corp.^	1,871	71,716
Communications Systems, Inc.^	13,200	135,168
EMS Technologies, Inc.*	12,880	231,454
Glenayre Technologies, Inc.*^	10	26
Globecomm Systems, Inc.*^	920	6,854
Powerwave Technologies, Inc.*^	223,500	2,038,320
Stratos International, Inc.*	9,150	62,678
Sycamore Networks, Inc.*	600	2,436

		10,817,990

Computers & Peripherals (2.2%)
Avid Technology, Inc.*^	49,300	1,643,169
Diebold, Inc.	122,935	4,993,620
Electronics for Imaging, Inc.*^	116	2,422
Hypercom Corp.*	50,470	471,894
Imation Corp.^	22,260	913,773
LaserCard Corp.*	7,892	103,306
M-Systems Flash Disk Pioneers Ltd.*^	112	3,319
NCR Corp.*	85,100	3,118,064
QLogic Corp.*	132,200	2,279,128
Sun Microsystems, Inc.*	1,067,000	4,428,050
Western Digital Corp.*	34,400	681,464

		18,638,209

Electronic Equipment & Instruments (4.2%)
Anixter International, Inc.^	74,150	3,519,159
Arrow Electronics, Inc.*	238,746	7,687,621
Avnet, Inc.*	86,830	1,738,337
AVX Corp.	420	6,632
Bonso Electronic International, Inc.	6,060	24,846
CalAmp Corp.*	320	2,845
Checkpoint Systems, Inc.*	30,570	678,960
Coherent, Inc.*	1,996	67,325
CTS Corp.^	4,600	68,494
Flextronics International Ltd.*	291,200	3,092,544
Mesa Laboratories, Inc.	600	9,300
NU Horizons Electronics Corp.*^	268	2,586
O.I. Corp.	4,500	54,225
OSI Systems, Inc.*	8,435	149,890
Park Electrochemical Corp.^	36,600	942,450
Perceptron, Inc.*	9,000	72,540
Sigmatron International, Inc.*	2,000	16,820
Spectrum Control, Inc.*	17,470	161,597
Technitrol, Inc.^	1,400	32,410
Tektronix, Inc.	225,200	6,625,384
TESSCO Technologies, Inc.*	4,150	83,166
Vishay Intertechnology, Inc.*^	724,480	11,396,070

		36,433,201

Internet Software & Services (0.2%)
Imergent, Inc.*^	13,300	172,900
j2 Global Communications, Inc.*^	18,881	589,465
SonicWALL, Inc.*	75,100	675,149
Vignette Corp.*	31,208	455,012

		1,892,526

IT Services (1.0%)
BearingPoint, Inc.*^	180,600	1,511,622
Cass Information Systems, Inc.	825	40,169
CheckFree Corp.*	895	44,356
Computer Task Group, Inc.*	7,062	35,310
CSP, Inc.*	30	215
Edgewater Technology, Inc.*	8,800	61,072
Inforte Corp.*	6,740	31,948
Lightbridge, Inc.*	20,470	265,086
Manatron, Inc.*	990	5,827
MPS Group, Inc.*	186,680	2,811,401
Perot Systems Corp., Class A*^	73,070	1,058,054
SYKES Enterprises, Inc.*	53,545	865,287
TSR, Inc.	8,700	37,643
Unisys Corp.*^	326,800	2,052,304
Wright Express Corp.*	850	24,429

		8,844,723

Semiconductors & Semiconductor Equipment (7.4%)
Analog Devices, Inc.	173,300	5,569,862
Ceva, Inc.*	66	381
Cypress Semiconductor Corp.*^	224,900	3,270,046
DSP Group, Inc.*^	16,708	415,194
Exar Corp.*^	39,159	519,640
Fairchild Semiconductor International, Inc.*	210,400	3,822,968
Freescale Semiconductor, Inc., Class B*	145,700	4,283,580
Integrated Device Technology, Inc.*	17,993	255,141
International Rectifier Corp.*	80,800	3,157,664
Intersil Corp., Class A	144,689	3,364,019
Lam Research Corp.*	6,700	312,354
LSI Logic Corp.*	725,200	6,490,540
MEMC Electronic Materials, Inc.*	23,200	870,000
Micron Technology, Inc.*	401,400	6,045,084
Microsemi Corp.*^	4,525	110,320
National Semiconductor Corp.	192,770	4,597,564
Novellus Systems, Inc.*	276,650	6,833,255
ON Semiconductor Corp.*^	154,201	906,702
Semitool, Inc.*^	13,690	123,484
SRS Labs, Inc.	100	499
Standard Microsystems Corp.*^	21,801	475,916

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Teradyne, Inc.*	499,300	$6,955,249
Trident Microsystems, Inc.*^	26,336	499,857
Varian Semiconductor Equipment Associates, Inc.*^	125,650	4,097,447
White Electronic Designs Corp.*^	1,850	9,398

		62,986,164

Software (2.1%)
Activision, Inc.*	113,240	1,288,671
American Software, Inc., Class A	7,570	50,870
BMC Software, Inc.*	155,280	3,711,192
Cadence Design Systems, Inc.*	10,538	180,727
Compuware Corp.*	21,210	142,107
ePlus, Inc.*	12,800	145,024
Mapinfo Corp.*^	1,590	20,749
McAfee, Inc.*^	227,500	5,521,425
Netmanage, Inc.*	12,000	59,640
Radiant Systems, Inc.*^	10	106
Reynolds & Reynolds Co., Class A^	130,100	3,990,167
SPSS, Inc.*^	22,619	726,975
Sybase, Inc.*	100,105	1,942,037

		17,779,690

Total Information Technology		157,392,503

Materials (5.4%)
Chemicals (3.5%)
Albemarle Corp.	52,300	2,504,124
American Pacific Corp.*	230	1,794
Arch Chemicals, Inc.^	32,360	1,166,578
Ashland, Inc.	22,900	1,527,430
Bairnco Corp.	790	9,267
Chemtura Corp.	311,500	2,909,410
Cytec Industries, Inc.^	168,330	9,032,588
FMC Corp.	38,150	2,456,478
Hercules, Inc.*	10,120	154,431
Huntsman Corp.*	97,300	1,685,236
ICO, Inc.*	2,750	13,530
Innospec, Inc.^	14,020	356,388
International Flavors & Fragrances, Inc.	128,200	4,517,768
NewMarket Corp.^	880	43,173
PolyOne Corp.*	66,610	584,836
RPM International, Inc.	1,847	33,246
Schulman (A.), Inc.^	41,946	960,144
Sensient Technologies Corp.	57,220	1,196,470
Stepan Co.	6,300	198,954
Summa Industries	370	3,645
Westlake Chemical Corp.	15,830	471,734

		29,827,224

Construction Materials (0.4%)
Eagle Materials, Inc.^	13,500	641,250
Martin Marietta Materials, Inc.	23,873	2,176,024
U.S. Concrete, Inc.*	44,820	495,261

		3,312,535

Containers & Packaging (1.0%)
Mod-Pac Corp.*	676	6,726
Pactiv Corp.*	224,000	5,544,000
Temple-Inland, Inc.	82,200	3,523,914

		9,074,640

Metals & Mining (0.4%)
Aleris International, Inc.*^	910	41,724
Allegheny Technologies, Inc.	4,428	306,595
Grupo IMSA S.A. de C.V.	258,100	891,762
Metal Management, Inc.	13,000	398,060
Northwest Pipe Co.*^	5,311	134,368
Olympic Steel, Inc.	620	21,942
Reliance Steel & Aluminum Co.	950	78,802
Ryerson, Inc.^	47,970	1,295,190
Synalloy Corp.*	2,124	27,357
Verzatec S.A. de C.V.	257,600	68,464

		3,264,264

Paper & Forest Products (0.1%)
Glatfelter	56,900	903,003

Total Materials		46,381,666

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.5%)
Atlantic Tele-Network, Inc.	4,250	88,528
Citizens Communications Co.	84,700	1,105,335
CT Communications, Inc.^	28,650	655,225
D&E Communications, Inc.	16,780	181,895
Embarq Corp.*	44,800	1,836,352
General Communication, Inc., Class A*^	14,794	182,262
Golden Telecom, Inc.	290	7,352
Hector Communications Corp.	1,680	58,867

		4,115,816

Wireless Telecommunication Services (0.1%)
NII Holdings, Inc.*	3,335	188,027
Syniverse Holdings, Inc.*	49,400	726,180
USA Mobility, Inc.^	3,746	62,184

		976,391

Total Telecommunication Services		5,092,207

Utilities (4.5%)
Electric Utilities (2.0%)
Cleco Corp.^	54,090	1,257,592
Duquesne Light Holdings, Inc.^	164,250	2,700,270
Green Mountain Power Corp.	8,990	305,570
Northeast Utilities	128,700	2,660,229
Pepco Holdings, Inc.	141,860	3,345,059
PPL Corp.	178,800	5,775,240
UIL Holdings Corp.^	11,600	652,964
Unitil Corp.	100	2,406
Westar Energy, Inc.	3,010	63,361

		16,762,691

Gas Utilities (0.7%)
AGL Resources, Inc.	61,470	2,343,236
Atmos Energy Corp.	5,800	161,878
Laclede Group, Inc.^	1,380	47,417
Nicor, Inc.^	19,610	813,815
UGI Corp.	124,800	3,072,576

		6,438,922

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc., Class A*	39,580	216,503

Multi-Utilities (1.7%)
Alliant Energy Corp.	122,262	4,193,586
CH Energy Group, Inc.^	420	20,160
Florida Public Utilities Co.	100	1,259
MDU Resources Group, Inc.^	98,100	3,591,441
OGE Energy Corp.^	60,760	2,128,423
Vectren Corp.	20,040	546,090
Wisconsin Energy Corp.	107,400	4,328,220

		14,809,179

Water Utilities (0.1%)
American States Water Co.^	6,630	236,359
Artesian Resources Corp., Class A	260	7,504
California Water Service Group^	1,750	62,545
Middlesex Water Co.^	300	5,676

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
SJW Corp.^	8,800	$223,960

		536,044

Total Utilities		38,763,339

Total Common Stocks (97.4%) (Cost $726,737,810)		833,308,370

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (22.8%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$990,983	990,983
Banesto S.A. de Madrid
5.05%, 7/21/06	2,831,381	2,831,381
Barton Capital Corp.
5.13%, 7/5/06	4,940,823	4,940,823
Cantor Fitzgerald Securities
5.30%, 7/3/06	106,778,941	106,778,941
Concord Minutemen Capital Co. LLC, Series B
5.29%, 7/17/06 (l)	5,662,520	5,662,520
Fifth Third Bancorp
5.28%, 7/31/07 (l)	424,707	424,707
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	1,557,260	1,557,260
Hartford Life, Inc.
5.24%, 7/2/07 (l)	1,132,553	1,132,553
Lehman Brothers Bankhaus AG
5.32%, 12/12/06 (l)	5,238,056	5,238,056
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	495,492	495,492
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	4,247,072	4,247,072
Morgan Stanley & Co.
5.35%, 7/3/06	49,549,173	49,549,173
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	4,247,072	4,247,072
New York Life Insurance Co.
5.19%, 10/2/06 (l)	3,539,227	3,539,227
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	3,397,471	3,397,471

Total Short-Term Investments of Cash Collateral for Securities Loaned		195,032,731

Time Deposit (2.0%)
JPMorgan Chase Nassau
4.58%, 7/3/06	16,562,588	16,562,588

Total Short-Term Investments (24.8%) (Amortized Cost $211,595,319)		211,595,319

Total Investments (122.2%) (Cost/Amortized Cost $938,333,129)		1,044,903,689
Other Assets Less Liabilities (-22.2%)		(189,553,796)

Net Assets (100%)		$855,349,893

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$288,593,224
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$321,737,125

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,681,267
Aggregate gross unrealized depreciation	(25,022,318)

Net unrealized appreciation	$98,658,949

Federal income tax cost of investments	$946,244,740

At June 30, 2006, the Portfolio had loaned securities with a total value of $192,980,505. This was secured by collateral of $195,032,731 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $96 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.0%)
Hotels, Restaurants & Leisure (0.6%)
Ctrip.com International Ltd. (ADR)^	57,920	$2,956,816

Household Durables (1.1%)
Garmin Ltd.^	30,700	3,237,008
Matsushita Electric Industrial Co., Ltd.	38,000	802,782
Sony Corp.	41,700	1,842,147

		5,881,937

Media (0.3%)
DreamWorks Animation SKG, Inc., Class A*	52,460	1,201,334
Focus Media Holding Ltd. (ADR)*^	7,670	499,777

		1,701,111

Total Consumer Discretionary		10,539,864

Energy (2.3%)
Energy Equipment & Services (2.0%)
Baker Hughes, Inc.	20,720	1,695,932
Cameron International Corp.*	28,290	1,351,413
Diamond Offshore Drilling, Inc.	18,240	1,530,883
Halliburton Co.	22,820	1,693,472
National Oilwell Varco, Inc.*	12,580	796,566
Schlumberger Ltd.	29,050	1,891,445
Weatherford International Ltd.*	27,240	1,351,649

		10,311,360

Oil, Gas & Consumable Fuels (0.3%)
Valero Energy Corp.	27,980	1,861,230

Total Energy		12,172,590

Health Care (2.3%)
Biotechnology (1.4%)
Celgene Corp.*	89,850	4,261,585
Gilead Sciences, Inc.*	48,750	2,884,050

		7,145,635

Health Care Equipment & Supplies (0.1%)
Conor Medsystems, Inc.*^	19,400	535,246

Health Care Technology (0.8%)
Cerner Corp.*^	114,670	4,255,404

Total Health Care		11,936,285

Industrials (1.7%)
Commercial Services & Supplies (0.9%)
Manpower, Inc.	49,000	3,165,400
Monster Worldwide, Inc.*	27,100	1,156,086

		4,321,486

Electrical Equipment (0.8%)
Energy Conversion Devices, Inc.*^	63,010	2,295,455
Suntech Power Holdings Co., Ltd. (ADR)*	70,560	1,993,320

		4,288,775

Total Industrials		8,610,261

Information Technology (81.9%)
Communications Equipment (13.9%)
Ciena Corp.*^	939,190	4,517,504
Cisco Systems, Inc.*	603,150	11,779,520
Comverse Technology, Inc.*	319,160	6,309,793
Corning, Inc.*	857,290	20,737,845
Motorola, Inc.	191,300	3,854,695
Nokia Oyj (ADR)	204,135	4,135,775
Polycom, Inc.*^	79,500	1,742,640
QUALCOMM, Inc.	403,635	16,173,654
Research In Motion Ltd.*	20,170	1,407,261
Sonus Networks, Inc.*^	369,800	1,830,510

		72,489,197

Computers & Peripherals (10.6%)
Apple Computer, Inc.*	103,870	5,933,054
Dell, Inc.*	71,700	1,750,197
EMC Corp.*	814,100	8,930,677
Hewlett-Packard Co.	304,490	9,646,243
International Business Machines Corp.	33,600	2,581,152
Network Appliance, Inc.*	175,080	6,180,324
QLogic Corp.*	362,540	6,250,190
Seagate Technology*	277,173	6,275,197
Sun Microsystems, Inc.*	1,268,800	5,265,520
Western Digital Corp.*	110,500	2,189,005

		55,001,559

Electronic Equipment & Instruments (1.9%)
Agilent Technologies, Inc.*	2,010	63,435
Hon Hai Precision Industry Co., Ltd.	1,065,765	6,583,470
Identix Corp.*	159,701	1,116,310
Jabil Circuit, Inc.	74,900	1,917,440

		9,680,655

Internet Software & Services (9.7%)
eBay, Inc.*	155,690	4,560,160
Google, Inc., Class A*	57,285	24,021,319
SINA Corp.*^	15,520	387,690
Tencent Holdings Ltd.	2,263,000	4,749,182
VeriSign, Inc.*	519,333	12,032,946
Yahoo! Japan Corp.	20	10,602
Yahoo!, Inc.*	135,000	4,455,000

		50,216,899

IT Services (6.3%)
Accenture Ltd., Class A	133,700	3,786,384
Automatic Data Processing, Inc.	89,000	4,036,150
BISYS Group, Inc.*	169,100	2,316,670
CheckFree Corp.*^	71,770	3,556,921
Cognizant Technology Solutions Corp., Class A*	86,240	5,809,989
DST Systems, Inc.*^	78,500	4,670,750
First Data Corp.	144,000	6,485,760
Iron Mountain, Inc.*^	51,900	1,940,022

		32,602,646

Semiconductors & Semiconductor Equipment (24.1%)
Altera Corp.*	545,902	9,580,580
Applied Materials, Inc.	474,576	7,726,097
ASML Holding N.V. (N.Y. Shares)*	676,685	13,682,571
Broadcom Corp., Class A*	258,633	7,771,922
Chartered Semiconductor Manufacturing Ltd.*	5,008,000	4,275,334
Elpida Memory, Inc.*	16,100	605,607
Fairchild Semiconductor International, Inc.*	89,710	1,630,031
Integrated Device Technology, Inc.*	239,300	3,393,274
International Rectifier Corp.*	63,400	2,477,672
KLA-Tencor Corp.	106,200	4,414,734
Lam Research Corp.*^	129,300	6,027,966
Marvell Technology Group Ltd.*	173,240	7,679,729
MEMC Electronic Materials, Inc.*	32,100	1,203,750
Micron Technology, Inc.*	172,630	2,599,808
NVIDIA Corp.*	61,300	1,305,077
PMC-Sierra, Inc.*^	287,900	2,706,260
Samsung Electronics Co., Ltd. §	12,431	7,901,226
Samsung Electronics Co., Ltd. (GDR) §	26,379	8,383,333
Silicon-On-Insulater Technologies*	96,646	2,858,322
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,485,602	13,637,827

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

June 30, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	295,132	$8,939,548
Trident Microsystems, Inc.*^	75,500	1,432,990
Xilinx, Inc.	218,819	4,956,250

		125,189,908

Software (15.4%)
Activision, Inc.*^	171,900	1,956,222
Adobe Systems, Inc.*	337,610	10,249,840
Amdocs Ltd.*	416,069	15,228,125
Autodesk, Inc.*	200,050	6,893,723
Citrix Systems, Inc.*	89,880	3,607,783
Cognos, Inc.*^	84,730	2,410,568
Compuware Corp.*	97,300	651,910
Electronic Arts, Inc.*	102,000	4,390,080
Mercury Interactive Corp.*	122,740	4,292,218
Microsoft Corp.	598,820	13,952,506
Nintendo Co., Ltd.	26,150	4,392,075
Red Hat, Inc.*^	367,420	8,597,628
Salesforce.com, Inc.*^	57,410	1,530,551
Symantec Corp.*	103,770	1,612,586

		79,765,815

Total Information Technology		424,946,679

Telecommunication Services (2.3%)
Diversified Telecommunication Services (0.7%)
Qwest Communications International, Inc.*	454,000	3,672,860

Wireless Telecommunication Services (1.6%)
American Tower Corp., Class A*	560	17,427
China Mobile (Hong Kong) Ltd. (ADR)^	183,900	5,261,379
NII Holdings, Inc.*	55,400	3,123,452

		8,402,258

Total Telecommunication Services		12,075,118

Total Common Stocks (92.5%) (Cost $459,751,161)		480,280,797

	Number of Contracts
WARRANTS:
Information Technology (0.9%)
Electronic Equipment & Instruments (0.4%)
Hon Hai Precision Industry Co., Ltd.,
TWD 0.000001 expiring 11/17/10*	38,400	237,204
Motech Industries, Inc.,
$0.000001 expiring 2/8/11*	74,090	1,743,723

		1,980,927

Semiconductors & Semiconductor Equipment (0.3%)
Powerchip Semiconductor Corp.,
TWD 0.000001 expiring 2/19/09*	2,448,880	1,607,200

IT Services (0.2%)
Tata Consultancy Services Ltd.,
$0.0001 expiring 9/12/07*§	35,126	1,325,069

Total Warrants (0.9%)
(Cost $4,451,934)		4,913,196

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.5%)
ACCR, Series 06-2 A1
5.39%, 6/27/08 (l)	$224,032	224,032
Banesto S.A. de Madrid
5.05%, 7/21/06	640,091	640,091
Barton Capital Corp.
5.13%, 7/5/06	1,116,972	1,116,972
Cantor Fitzgerald Securities
5.30%, 7/3/06	24,139,522	24,139,522
Concord Minutemen Capital Co., Series B
5.29%, 7/17/06 (l)	1,280,126	1,280,126
Fifth Third Bancorp
5.28%, 7/31/07 (l)	96,014	96,014
Goldman Sachs Group, Inc.
5.17%, 7/2/07 (l)	352,050	352,050
Hartford Life, Inc.
5.24%, 7/2/07 (l)	256,036	256,036
Lehman Brothers Bankhaus AG
5.32%, 12/12/06	1,184,168	1,184,168
Lehman Brothers, Inc.
5.46%, 10/2/06 (l)	112,016	112,016
Mizuho Corporate Bank Ltd.
5.33%, 8/7/06	960,136	960,136
Morgan Stanley
5.35%, 7/3/06	11,201,584	11,201,584
Natexis Banques Populaires N.Y.
5.37%, 1/28/08 (l)	960,136	960,136
New York Life Insurance Co.
5.19%, 10/2/06 (l)	800,113	800,113
Royal Bank of Scotland/London
5.12%, 7/5/06 (l)	768,067	768,067

Total Short-Term Investments of Cash Collateral for Securities Loaned		44,091,063

Time Deposit (6.1%)
JPMorgan Chase Nassau
4.58%, 7/3/06	31,845,321	31,845,321

Total Short-Term Investments (14.6%) (Amortized Cost $75,936,384)		75,936,384

	Number of Contracts (c)
OPTIONS PURCHASED:
Call Options Purchased (0.5%)
Hewlett Packard Co.
January 2007 @ $25.00* (Cost $1,429,154)	2,990	2,362,100

Total Investments before Options Written (108.5%) (Cost/Amortized Cost $541,568,633)		563,492,477

OPTIONS WRITTEN:
Call Options Written (-0.0%)
Ctrip.com International Ltd.
September 2006 @ $55.00*(d) (Premium Received $78,388)	(289)	(78,030)

Total Investments (108.5%) (Cost/Amortized Cost $541,490,245)		563,414,447
Other Assets Less Liabilities (-8.5%)		(44,277,230)

Net Assets (100%)		$519,139,217

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

June 30, 2006 (Unaudited)

*	Non-income producing.
^	All, or a portion of security out on loan (See Note 1).
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2006, the market value of these securities amounted to $17,609,628 or 7.39% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
(c)	One contract relates to 100 shares.
(d)	Covered call option contracts written in connection with securities held.
(l)	Floating Rate Security. Rate disclosed is as of June 30, 2006.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Options written for the six months ended June 30, 2006 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2006	669	$490,144
Options Written	4,232	1,420,314
Options Terminated in Closing Purchase Transactions	(4,016)	(1,730,713)
Options Expired	(596)	(101,357)
Options Exercised	—	—

Options Outstanding—June 30, 2006	289	$78,388

Investment security transactions for the six months ended June 30, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$469,552,248
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$487,836,151

As of June 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,985,266
Aggregate gross unrealized depreciation	(25,181,487)

Net unrealized appreciation	$13,803,779

Federal income tax cost of investments	$549,688,698

At June 30, 2006, the Portfolio had loaned securities with a total value of $43,775,537. This was secured by collateral of $44,091,063 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the six months ended June 30, 2006, the Portfolio incurred approximately $18 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $194,029,823, of which $17,552,818 expires in the year 2008, $150,823,988 expires in the year 2009, and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2005 are $194,029,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $309,957,646)	$308,109,596
Unaffiliated Issuers (Amortized Cost $1,843,335)	1,843,335
Receivable from investment manager	26,544
Dividends, interest and other receivables	11,445
Other assets	2,667

Total assets	309,993,587

LIABILITIES
Overdraft payable	10,879,513
Distribution fees payable - Class B	58,628
Administrative fees payable	38,838
Trustees’ fees payable	457
Accrued expenses	20,599

Total liabilities	10,998,035

NET ASSETS	$298,995,552

Net assets were comprised of:
Paid in capital	$299,634,487
Accumulated undistributed net investment income	448,366
Accumulated undistributed net realized gain	760,749
Unrealized depreciation on investments	(1,848,050)

Net assets	$298,995,552

Class A
Net asset value, offering and redemption price per share, $3,861,109 / 361,338 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.69

Class B
Net asset value, offering and redemption price per share, $295,134,443 / 27,652,436 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$843,869
Interest	24,448

Total income	868,317

EXPENSES
Distribution fees - Class B	298,385
Administrative fees	199,887
Investment management fees	121,058
Custodian fees	36,012
Professional fees	14,286
Printing and mailing expenses	7,094
Trustees’ fees	1,660
Miscellaneous	2,511

Gross expenses	680,893
Less: Waiver from investment advisor	(261,465)

Net expenses	419,428

NET INVESTMENT INCOME	448,889

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	980,813
Net distributions of realized gain received from Underlying Portfolios	385,975

Net realized gain	1,366,788
Net change in unrealized depreciation on securities	(1,159,321)

NET REALIZED AND UNREALIZED GAIN	207,467

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$656,356

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$448,889	$5,172,434
Net realized gain on investments	1,366,788	2,412,185
Net change in unrealized depreciation on investments	(1,159,321)	(2,262,899)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	656,356	5,321,720

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(80,004)
Class B	—	(5,210,344)

	—	(5,290,348)

Distributions from net realized capital gains
Class A	(15,321)	(29,019)
Class B	(1,209,449)	(2,097,922)

	(1,224,770)	(2,126,941)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,224,770)	(7,417,289)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 166,756 and 439,650 shares, respectively ]	1,793,260	4,755,869
Capital shares issued in reinvestment of dividends and distributions [ 1,439 and 10,180 shares, respectively ]	15,321	109,023
Capital shares repurchased [ (92,650) and (355,695) shares, respectively ]	(995,677)	(3,851,536)

Total Class A transactions	812,904	1,013,356

Class B
Capital shares sold [ 14,520,929 and 19,996,842 shares, respectively ]	155,842,477	216,229,834
Capital shares issued in reinvestment of dividends and distributions [ 113,738 and 682,264 shares, respectively ]	1,209,449	7,308,266
Capital shares repurchased [ (7,382,088) and (10,400,466) shares, respectively ]	(79,353,388)	(112,830,763)

Total Class B transactions	77,698,538	110,707,337

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	78,511,442	111,720,693

TOTAL INCREASE IN NET ASSETS	77,943,028	109,625,124
NET ASSETS:
Beginning of period	221,052,524	111,427,400

End of period (a)	$298,995,552	$221,052,524

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$448,366	$(523)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $652,365,732)	$648,710,335
Unaffiliated Issuers (Amortized Cost $1,553,468)	1,553,468
Receivable from investment manager	42,963
Dividends, interest and other receivables	7,286
Other assets	6,118

Total assets	650,320,170

LIABILITIES
Overdraft payable	197,982
Distribution fees payable - Class B	129,847
Administrative fees payable	81,762
Trustees’ fees payable	474
Accrued expenses	22,899

Total liabilities	432,964

NET ASSETS	$649,887,206

Net assets were comprised of:
Paid in capital	$645,918,921
Accumulated undistributed net investment income	554,526
Accumulated undistributed net realized gain	7,069,156
Unrealized depreciation on investments	(3,655,397)

Net assets	$649,887,206

Class A
Net asset value, offering and redemption price per share, $4,309,641 / 384,580 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.21

Class B
Net asset value, offering and redemption price per share, $645,577,565 / 57,680,174 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.19

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,506,736
Interest	28,813

Total income	1,535,549

EXPENSES
Distribution fees - Class B	698,699
Administrative fees	441,472
Investment management fees	281,384
Custodian fees	28,365
Professional fees	17,603
Printing and mailing expenses	16,720
Trustees’ fees	3,843
Miscellaneous	5,155

Gross expenses	1,493,241
Less: Waiver from investment advisor	(513,187)

Net expenses	980,054

NET INVESTMENT INCOME	555,495

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	5,766,400
Net distributions of realized gain received from Underlying Portfolios	1,533,151

Net realized gain	7,299,551
Net change in unrealized depreciation on securities	(4,127,905)

NET REALIZED AND UNREALIZED GAIN	3,171,646

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,727,141

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$555,495	$8,507,834
Net realized gain on investments	7,299,551	11,743,771
Net change in unrealized depreciation on investments	(4,127,905)	(5,497,848)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,727,141	14,753,757

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(74,859)
Class B	—	(9,243,083)

	—	(9,317,942)

Distributions from net realized capital gains
Class A	(28,733)	(57,066)
Class B	(4,299,767)	(8,005,645)

	(4,328,500)	(8,062,711)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,328,500)	(17,380,653)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 167,429 and 254,237 shares, respectively ]	1,897,340	2,856,222
Capital shares issued in reinvestment of dividends and distributions [ 2,575 and 11,766 shares, respectively ]	28,733	131,925
Capital shares repurchased [ (95,925) and (80,471) shares, respectively ]	(1,094,114)	(904,692)

Total Class A transactions	831,959	2,083,455

Class B
Capital shares sold [ 17,728,664 and 28,161,598 shares, respectively ]	200,771,532	316,079,426
Capital shares issued in reinvestment of dividends and distributions [ 385,851 and 1,538,411 shares, respectively ]	4,299,767	17,248,728
Capital shares repurchased [ (4,065,064) and (5,221,880) shares, respectively ]	(45,880,523)	(58,691,734)

Total Class B transactions	159,190,776	274,636,420

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	160,022,735	276,719,875

TOTAL INCREASE IN NET ASSETS	159,421,376	274,092,979
NET ASSETS:
Beginning of period	490,465,830	216,372,851

End of period (a)	$649,887,206	$490,465,830

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$554,526	$(969)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $6,842,056,409)	$6,989,339,419
Unaffiliated Issuers (Amortized Cost $2,414,495)	2,414,495
Cash	1,884,997
Receivable from investment manager	359,277
Dividends, interest and other receivables	11,078
Other assets	71,099

Total assets	6,994,080,365

LIABILITIES
Administrative fees payable	864,072
Distribution fees payable - Class B	806,060
Trustees’ fees payable	123,047
Accrued expenses	22,932

Total liabilities	1,816,111

NET ASSETS	$6,992,264,254

Net assets were comprised of:
Paid in capital	$6,872,819,909
Accumulated undistributed net investment income	7,480,654
Accumulated net realized loss	(35,319,319)
Unrealized appreciation on investments	147,283,010

Net assets	$6,992,264,254

Class A
Net asset value, offering and redemption price per share, $2,978,679,037 / 184,762,625 shares out- standing (unlimited amount authorized: $0.001 par value)	$16.12

Class B
Net asset value, offering and redemption price per share, $4,013,585,217 / 250,646,731 shares out- standing (unlimited amount authorized: $0.001 par value)	$16.01

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $139,817 foreign withholding tax; $15,867,131 from affiliates)	$15,727,314
Interest	70,644

Total income	15,797,958

EXPENSES
Administrative fees	5,154,751
Distribution fees - Class B	4,711,855
Investment management fees	3,402,703
Printing and mailing expenses	207,673
Professional fees	89,642
Trustees’ fees	31,340
Custodian fees	13,884
Miscellaneous	71,770

Gross expenses	13,683,618
Less: Waiver from investment advisor	(5,568,672)

Net expenses	8,114,946

NET INVESTMENT INCOME	7,683,012

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Net realized gain on securities	151,930,822
Net distributions of realized gain received from Underlying Portfolios	23,177,911
Net realized gain on currency transactions	8,644

Net realized gain	175,117,377

Change in unrealized depreciation on:
Securities	(90,035,908)
Foreign currency translations	(10,518)

Net change in unrealized depreciation	(90,046,426)

NET REALIZED AND UNREALIZED GAIN	85,070,951

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$92,753,963

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$7,683,012	$117,708,370
Net realized gain on investments	175,117,377	523,464,587
Net change in unrealized depreciation on investments	(90,046,426)	(336,547,887)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	92,753,963	304,625,070

DIVIDENDS:
Dividends from net investment income
Class A	—	(78,324,269)
Class B	—	(80,808,091)

TOTAL DIVIDENDS	—	(159,132,360)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,054,234 and 5,880,229 shares, respectively ]	33,300,044	91,657,437
Capital shares issued in reinvestment of dividends [ 0 and 4,902,899 shares, respectively ]	—	78,324,269
Capital shares repurchased [ (9,509,573) and (22,272,935) shares, respectively ]	(154,280,916)	(347,649,830)

Total Class A transactions	(120,980,872)	(177,668,124)

Class B
Capital shares sold [ 39,390,168 and 80,828,443 shares, respectively ]	634,571,568	1,252,852,545
Capital shares issued in reinvestment of dividends [ 0 and 5,086,097 shares, respectively ]	—	80,808,091
Capital shares repurchased [ (11,483,055) and (14,960,540) shares, respectively ]	(184,881,272)	(232,305,475)

Total Class B transactions	449,690,296	1,101,355,161

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	328,709,424	923,687,037

TOTAL INCREASE IN NET ASSETS	421,463,387	1,069,179,747
NET ASSETS:
Beginning of period	6,570,800,867	5,501,621,120

End of period (a)	$6,992,264,254	$6,570,800,867

____________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$7,480,654	$(202,358)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,301,874,141)	$4,440,167,848
Unaffiliated Issuers (Amortized Cost $12,787,786)	12,787,786
Cash	10,310,800
Receivable from investment manager	239,535
Dividends, interest and other receivables	39,455
Other assets	40,288

Total assets	4,463,585,712

LIABILITIES
Distribution fees payable - Class B	860,568
Administrative fees payable	524,252
Trustees’ fees payable	112
Accrued expenses	17,035

Total liabilities	1,401,967

NET ASSETS	$4,462,183,745

Net assets were comprised of:
Paid in capital	$4,279,263,242
Accumulated undistributed net investment income	2,652,806
Accumulated undistributed net realized gain	41,973,990
Unrealized appreciation on investments	138,293,707

Net assets	$4,462,183,745

Class A
Net asset value, offering and redemption price per share, $58,727,450 / 4,547,805 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.91

Class B
Net asset value, offering and redemption price per share, $4,403,456,295 / 341,401,812 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$8,926,408
Interest	216,256

Total income	9,142,664

EXPENSES
Distribution fees - Class B	4,614,972
Administrative fees	2,834,302
Investment management fees	1,869,967
Printing and mailing expenses	110,936
Professional fees	50,177
Trustees’ fees	22,304
Custodian fees	20,783
Miscellaneous	39,263

Gross expenses	9,562,704
Less: Waiver from investment advisor	(3,077,521)

Net expenses	6,485,183

NET INVESTMENT INCOME	2,657,481

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	25,056,067
Net distributions of realized gain received from Underlying Portfolios	16,998,920

Net realized gain	42,054,987

Net change in unrealized appreciation onsecurities	53,058,929

NET REALIZED AND UNREALIZED GAIN	95,113,916

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,771,397

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,657,481	$29,961,012
Net realized gain on investments	42,054,987	110,523,515
Net change in unrealized appreciation on investments	53,058,929	32,147,880

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	97,771,397	172,632,407

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(722,129)
Class B	—	(49,237,951)

	—	(49,960,080)

Distributions from net realized capital gains
Class A	(639,603)	(643,108)
Class B	(47,826,471)	(50,441,237)

	(48,466,074)	(51,084,345)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(48,466,074)	(101,044,425)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,623,869 and 1,993,009 shares, respectively ]	21,338,291	24,528,845
Capital shares issued in reinvestment of dividends and distributions [ 49,827 and 108,088 shares, respectively ]	639,603	1,365,237
Capital shares repurchased [ (124,895) and (179,071) shares, respectively ]	(1,633,882)	(2,211,611)

Total Class A transactions	20,344,012	23,682,471

Class B
Capital shares sold [ 106,450,523 and 148,769,637 shares, respectively ]	1,395,744,448	1,830,581,363
Capital shares issued in reinvestment of dividends and distributions [ 3,730,215 and 7,893,715 shares, respectively ]	47,826,471	99,679,188
Capital shares repurchased [ (3,447,054) and (3,919,087) shares, respectively ]	(45,200,992)	(48,254,450)

Total Class B transactions	1,398,369,927	1,882,006,101

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,418,713,939	1,905,688,572

TOTAL INCREASE IN NET ASSETS	1,468,019,262	1,977,276,554
NET ASSETS:
Beginning of period	2,994,164,483	1,016,887,929

End of period (a)	$4,462,183,745	$2,994,164,483

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$2,652,806	$(4,675)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value:
Affiliated issuers (Cost $929,977,585)	$976,339,069
Unaffiliated issuers (Amortized Cost $3,129,514)	3,129,514
Receivable from investment manager	58,332
Dividends, interest and other receivables	8,870
Other assets	8,545

Total assets	979,544,330

LIABILITIES
Overdraft payable	971,368
Distribution fees payable	185,941
Administrative fees payable	117,306
Trustees’ fees payable	421
Accrued expenses	22,524

Total liabilities	1,297,560

NET ASSETS	$978,246,770

Net assets were comprised of:
Paid in capital	$919,117,415
Accumulated overdistributed net investment income	(373,290)
Accumulated undistributed net realized gain	13,141,161
Unrealized appreciation on investments	46,361,484

Net assets	$978,246,770

Class A
Net asset value, offering and redemption price per share, $26,264,772 / 1,947,887 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.48

Class B
Net asset value, offering and redemption price per share, $951,981,998 / 70,691,407 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.47

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$962,862
Interest	53,667

Total income	1,016,529

EXPENSES
Distribution fees - Class B	983,761
Administrative fees	627,042
Investment management fees	404,848
Custodian fees	27,472
Printing and mailing expenses	23,998
Professional fees	20,159
Trustees’ fees	5,050
Miscellaneous	6,734

Gross expenses	2,099,064
Less: Waiver from investment advisor	(710,339)

Net expenses	1,388,725

NET INVESTMENT LOSS	(372,196)

REALIZED AND UNREALIZED GAIN
Net realized gain on securities	8,552,517
Net distributions of realized gain received from Underlying Portfolios	4,683,635

Net realized gain	13,236,152
Net change in unrealized appreciation on securities:	16,167,845

NET REALIZED AND UNREALIZED GAIN	29,403,997

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,031,801

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(372,196)	$5,027,732
Net realized gain on investments	13,236,152	24,210,047
Net change in unrealized appreciation on investments	16,167,845	13,875,160

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	29,031,801	43,112,939

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(319,659)
Class B	—	(9,268,279)

	—	(9,587,938)

Distributions from net realized capital gains
Class A	(278,959)	(332,499)
Class B	(10,118,600)	(11,041,084)

	(10,397,559)	(11,373,583)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(10,397,559)	(20,961,521)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 793,616 and 1,093,520 shares, respectively ]	10,841,185	13,551,273
Capital shares issued in reinvestment of dividends and distributions [ 20,833 and 50,195 shares, respectively ]	278,959	652,158
Capital shares repurchased [ (260,480) and (208,524) shares, respectively ]	(3,559,851)	(2,597,289)

Total Class A transactions	7,560,293	11,606,142

Class B
Capital shares sold [ 25,953,985 and 28,487,298 shares, respectively ]	355,816,660	357,015,891
Capital shares issued in reinvestment of dividends and distributions [ 756,626 and 1,563,210 shares, respectively ]	10,118,600	20,309,363
Capital shares repurchased [ (3,051,871) and (2,449,116) shares, respectively ]	(41,601,876)	(30,691,259)

Total Class B transactions	324,333,384	346,633,995

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	331,893,677	358,240,137

TOTAL INCREASE IN NET ASSETS	350,527,919	380,391,555
NET ASSETS:
Beginning of period	627,718,851	247,327,296

End of period (a)	$978,246,770	$627,718,851

___________
(a) Includes accumulated overdistributed net investment income of	$(373,290)	$(1,094)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,571,707,939) (Securities on loan at market value $301,736,879)	$2,635,182,445
Foreign Cash (Cost $645)	657
Receivable for securities sold	41,971,593
Receivable from Separate Accounts for Trust shares sold	1,957,975
Dividends, interest and other receivables	918,707
Other assets	24,074

Total assets	2,680,055,451

LIABILITIES
Overdraft payable	2
Collateral held for loaned securities	305,893,578
Payable for securities purchased	20,560,051
Payable to Separate Accounts for Trust shares redeemed	1,494,379
Investment management fees payable	1,168,312
Administrative fees payable	316,651
Trustees’ fees payable	75,366
Distribution fees payable - Class B	52,472
Accrued expenses	200,419

Total liabilities	329,761,230

NET ASSETS	$2,350,294,221

Net assets were comprised of:
Paid in capital	$2,901,497,437
Accumulated undistributed net investment income	2,551,307
Accumulated net realized loss	(617,233,478)
Unrealized appreciation on investments	63,478,955

Net assets	$2,350,294,221

Class A
Net asset value, offering and redemption price per share, $2,091,399,007 / 78,608,239 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.61

Class B
Net asset value, offering and redemption price per share, $258,895,214 / 9,889,779 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.18

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$8,991,572
Interest	1,366,871
Securities lending (net)	1,951,345

Total income	12,309,788

EXPENSES
Investment management fees	7,416,735
Administrative fees	1,904,566
Distribution fees - Class B	338,106
Custodian fees	88,191
Printing and mailing expenses	74,212
Professional fees	73,704
Trustees’ fees	11,284
Miscellaneous	33,417

Gross expenses	9,940,215
Less: Fees paid indirectly	(275,076)

Net expenses	9,665,139

NET INVESTMENT INCOME	2,644,649

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	175,849,300
Foreign currency transactions	6,996

Net realized gain	175,856,296

Change in unrealized appreciation (depreciation) on:
Securities	(243,213,020)
Foreign currency translations	8,172

Net change in unrealized depreciation	(243,204,848)

NET REALIZED AND UNREALIZED LOSS	(67,348,552)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(64,703,903)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,644,649	$(2,418,011)
Net realized gain on investments and foreign currency transactions	175,856,296	346,860,633
Net change in unrealized depreciation on investments and foreign currency translations	(243,204,848)	(144,487,885)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(64,703,903)	199,954,737

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 5,679,439 and 10,654,745 shares, respectively ]	155,833,760	259,668,492
Capital shares repurchased [ (4,645,149) and (31,595,973) shares, respectively ]	(130,170,638)	(802,395,376)

Total Class A transactions	25,663,122	(542,726,884)

Class B
Capital shares sold [ 1,308,343 and 2,063,883 shares, respectively ]	36,104,960	51,396,845
Capital shares repurchased [ (1,353,360) and (2,512,718) shares, respectively ]	(37,147,413)	(62,068,126)

Total Class B transactions	(1,042,453)	(10,671,281)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	24,620,669	(553,398,165)

TOTAL DECREASE IN NET ASSETS	(40,083,234)	(353,443,428)
NET ASSETS:
Beginning of period	2,390,377,455	2,743,820,883

End of period (a)	$2,350,294,221	$2,390,377,455

___________
(a) Includes accumulated undistributed net investment income (loss) of	$2,551,307	$(93,342)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $2,899,325,277) (Securities on loan at market value $406,811,804)	$2,858,064,639
Cash	26,061,497
Foreign Cash (Cost $1,396,835)	1,396,837
Receivable for forward commitments	85,327,328
Receivable for securities sold	30,932,385
Dividends, interest and other receivables	15,451,786
Receivable from Separate Accounts for Trust shares sold	4,064,645
Variation margin receivable on futures contracts	2,221,275
Unrealized appreciation of forward foreign currency contracts	315,592
Other assets	21,921

Total assets	3,023,857,905

LIABILITIES
Payable for forward commitments	317,195,945
Collateral held for loaned securities	171,423,448
Payable for securities purchased	123,489,843
Securities sold short (Proceeds received $67,881,141)	67,446,908
Payable to Separate Accounts for Trust shares redeemed	1,708,644
Investment management fees payable	1,000,392
Unrealized depreciation of forward foreign currency contracts	941,148
Administrative fees payable	304,458
Distribution fees payable - Class B	162,642
Options written, at value (Premiums received $99,757)	125,125
Trustees’ fees payable	302
Accrued expenses	147,466

Total liabilities	683,946,321

NET ASSETS	$2,339,911,584

Net assets were comprised of:
Paid in capital	$2,422,642,971
Accumulated overdistributed net investment income	(1,065,376)
Accumulated net realized loss	(31,743,315)
Unrealized depreciation on investments	(49,922,696)

Net assets	$2,339,911,584

Class A
Net asset value, offering and redemption price per share, $1,549,057,638 / 155,143,038 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.98

Class B
Net asset value, offering and redemption price per share, $790,853,946 / 79,266,067 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.98

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest (net of $8,879 foreign withholding tax)	$52,701,553
Securities lending (net)	199,996

Total income	52,901,549

EXPENSES
Investment management fees	6,400,267
Administrative fees	1,683,410
Distribution fees - Class B	992,687
Custodian fees	75,472
Printing and mailing expenses	65,171
Professional fees	46,354
Trustees’ fees	12,677
Miscellaneous	21,808

Gross expenses	9,297,846
Less: Waiver from investment advisor	(731,650)

Net expenses	8,566,196

NET INVESTMENT INCOME	44,335,353

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(12,030,592)
Options written	251,146
Futures	(7,472,546)
Foreign currency transactions	(756,369)

Net realized loss	(20,008,361)

Change in unrealized appreciation (depreciation) on:
Securities	(28,863,842)
Securities sold short	841,092
Options written	(86,303)
Futures	(7,520,433)
Foreign currency translations	(551,052)

Net change in unrealized depreciation	(36,180,538)

NET REALIZED AND UNREALIZED LOSS	(56,188,899)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,853,546)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$44,335,353	$66,449,069
Net realized loss on investments and foreign currency transactions	(20,008,361)	(4,522,156)
Net change in unrealized depreciation on investments and foreign currency translations	(36,180,538)	(25,569,869)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,853,546)	36,357,044

DIVIDENDS:
Dividends from net investment income
Class A	(28,888,705)	(42,879,486)
Class B	(15,778,234)	(27,790,430)

TOTAL DIVIDENDS	(44,666,939)	(70,669,916)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 34,598,057 and 55,032,060 shares, respectively ]	349,416,895	570,432,977
Capital shares issued in reinvestment of dividends [ 2,863,985 and 4,154,289 shares, respectively ]	28,888,705	42,879,486
Capital shares repurchased [ (3,052,021) and (29,020,873) shares, respectively ]	(30,791,437)	(299,835,306)

Total Class A transactions	347,514,163	313,477,157

Class B
Capital shares sold [ 7,529,717 and 16,907,187 shares, respectively ]	76,124,377	174,897,108
Capital shares issued in reinvestment of dividends [ 1,564,071 and 2,693,643 shares, respectively ]	15,778,234	27,790,430
Capital shares repurchased [ (8,574,258) and (15,911,438) shares, respectively ]	(86,581,518)	(164,562,029)

Total Class B transactions	5,321,093	38,125,509

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	352,835,256	351,602,666

TOTAL INCREASE IN NET ASSETS	296,314,771	317,289,794
NET ASSETS:
Beginning of period	2,043,596,813	1,726,307,019

End of period (a)	$2,339,911,584	$2,043,596,813

___________
(a) Includes accumulated overdistributed net investment income of	$(1,065,376)	$(733,790)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $394,414,614) (Securities on loan at market value $44,622,122)	$411,504,716
Cash	2,378,418
Foreign Cash (Cost $80,104)	80,104
Receivable for securities sold	9,306,803
Receivable from Separate Accounts for Trust shares sold	398,152
Dividends, interest and other receivables	280,474
Other assets	4,005

Total assets	423,952,672

LIABILITIES
Collateral held for loaned securities	44,538,028
Payable for securities purchased	12,668,644
Investment management fees payable	355,425
Payable to Separate Accounts for Trust shares redeemed	192,821
Options written, at value (Premiums received $295,215)	157,875
Distribution fees payable - Class B	70,725
Administrative fees payable	57,648
Trustees’ fees payable	479
Accrued expenses	59,940

Total liabilities	58,101,585

NET ASSETS	$365,851,087

Net assets were comprised of:
Paid in capital	$343,650,143
Accumulated net investment loss	(774,373)
Accumulated undistributed net realized gain	5,735,558
Unrealized appreciation on investments	17,239,759

Net assets	$365,851,087

Class A
Net asset value, offering and redemption price per share, $16,317,954 / 1,540,737 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.59

Class B
Net asset value, offering and redemption price per share, $349,533,133 / 33,413,385 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.46

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $93,749 foreign withholding tax)	$1,839,886
Interest	299,217
Securities lending (net)	44,464

Total income	2,183,567

EXPENSES
Investment management fees	2,196,019
Distribution fees - Class B	437,256
Administrative fees	345,465
Custodian fees	38,432
Professional fees	22,129
Printing and mailing expenses	11,219
Trustees’ fees	2,693
Miscellaneous	4,028

Gross expenses	3,057,241
Less: Fees paid indirectly	(143,574)

Net expenses	2,913,667

NET INVESTMENT LOSS	(730,100)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	9,597,512
Options written	796,023
Foreign currency transactions	29,341

Net realized gain	10,422,876

Change in unrealized appreciation (depreciation) on:
Securities	(17,525,213)
Options purchased	139,735
Foreign currency translations	10,169

Net change in unrealized depreciation	(17,375,309)

NET REALIZED AND UNREALIZED LOSS	(6,952,433)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,682,533)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(730,100)	$(2,042,180)
Net realized gain on investments and foreign currency transactions	10,422,876	16,523,004
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(17,375,309)	7,718,149

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,682,533)	22,198,973

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(283,837)	(703,671)
Class B	(6,141,738)	(15,884,828)

TOTAL DISTRIBUTIONS	(6,425,575)	(16,588,499)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 294,383 and 602,750 shares, respectively ]	3,264,824	6,432,407
Capital shares issued in reinvestment of distributions [ 27,378 and 65,903 shares, respectively ]	283,837	703,671
Capital shares repurchased [ (179,333) and (252,239) shares, respectively ]	(1,980,695)	(2,700,469)

Total Class A transactions	1,567,966	4,435,609

Class B
Capital shares sold [ 4,984,657 and 9,160,311 shares, respectively ]	55,049,204	96,973,499
Capital shares issued in reinvestment of distributions [ 599,744 and 1,503,398 shares, respectively ]	6,141,738	15,884,828
Capital shares repurchased [ (2,936,751) and (5,186,960) shares, respectively ]	(32,158,939)	(54,703,573)

Total Class B transactions	29,032,003	58,154,754

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	30,599,969	62,590,363

TOTAL INCREASE IN NET ASSETS	16,491,861	68,200,837
NET ASSETS:
Beginning of period	349,359,226	281,158,389

End of period (a)	$365,851,087	$349,359,226

___________
(a) Includes accumulated net investment loss of	$(774,373)	$(44,273)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,782,902,228)	$1,760,632,186
Cash	36,033,955
Dividends, interest and other receivables	34,728,250
Receivable for securities sold	9,681,162
Foreign Cash (Cost $5,290,920)	5,311,510
Receivable from Separate Accounts for Trust shares sold	2,662,348
Variation margin receivable on futures contracts	15,656
Other assets	31,063

Total assets	1,849,096,130

LIABILITIES
Payable for securities purchased	43,124,620
Unrealized depreciation of forward foreign currency contracts	1,617,733
Payable to Separate Accounts for Trust shares redeemed	1,199,657
Investment management fees payable	861,454
Administrative fees payable	245,502
Distribution fees payable - Class B	214,487
Trustees’ fees payable	8,823
Accrued expenses	62,649

Total liabilities	47,334,925

NET ASSETS	$1,801,761,205

Net assets were comprised of:
Paid in capital	$2,081,897,101
Accumulated undistributed net investment income	63,508,241
Accumulated net realized loss	(318,866,979)
Unrealized depreciation on investments	(24,777,158)

Net assets	$1,801,761,205

Class A
Net asset value, offering and redemption price per share, $759,940,744 / 135,311,158 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.62

Class B
Net asset value, offering and redemption price per share, $1,041,820,461 / 186,823,700 shares outstanding (unlimited amount authorized: $0.001 par value)	$5.58

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Interest (net of $155,782 foreign withholding tax).	$71,799,696

EXPENSES
Investment management fees	5,208,504
Administrative fees	1,406,413
Distribution fees - Class B	1,300,851
Professional fees	62,751
Printing and mailing expenses	54,935
Custodian fees	33,700
Trustees’ fees	8,423
Miscellaneous	20,319

Total expenses	8,095,896

NET INVESTMENT INCOME	63,703,800

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	(5,066,614)
Options written	327,385
Futures	(81,079)
Foreign currency transactions	(1,666,874)

Net realized loss	(6,487,182)

Change in unrealized depreciation on:
Securities	(7,704,995)
Options written	(125,250)
Futures	(807,734)
Foreign currency translations	(1,877,605)

Net change in unrealized depreciation	(10,515,584)

NET REALIZED AND UNREALIZED LOSS	(17,002,766)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,701,034

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$63,703,800	$136,832,704
Net realized gain (loss) on investments and foreign currency transactions	(6,487,182)	21,771,954
Net change in unrealized depreciation on investments and foreign currency translations	(10,515,584)	(97,015,555)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	46,701,034	61,589,103

DIVIDENDS:
Dividends from net investment income
Class A	—	(60,602,966)
Class B	—	(79,320,121)

TOTAL DIVIDENDS	—	(139,923,087)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 10,547,952 and 49,986,092 shares, respectively ]	59,059,663	289,628,817
Capital shares issued in reinvestment of dividends [ 0 and 11,119,421 shares, respectively ]	—	60,602,966
Capital shares repurchased [ (16,104,716) and (89,783,092) shares, respectively ]	(89,604,042)	(523,613,632)

Total Class A transactions	(30,544,379)	(173,381,849)

Class B
Capital shares sold [ 14,397,317 and 34,054,645 shares, respectively ]	80,145,019	195,357,543
Capital shares issued in reinvestment of dividends [ 0 and 14,639,215 shares, respectively ]	—	79,320,121
Capital shares repurchased [ (19,587,593) and (36,971,475) shares, respectively ]	(108,864,518)	(212,295,667)

Total Class B transactions	(28,719,499)	62,381,997

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(59,263,878)	(110,999,852)

TOTAL DECREASE IN NET ASSETS	(12,562,844)	(189,333,836)
NET ASSETS:
Beginning of period	1,814,324,049	2,003,657,885

End of period (a)	$1,801,761,205	$1,814,324,049

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$63,508,241	$(195,559)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,576,513,529) (Securities on loan at market value $214,265,323)	$1,744,776,829
Cash	59,613,128
Foreign Cash (Cost $4,588,920)	4,639,727
Receivable for securities sold	18,960,628
Receivable from Separate Accounts for Trust shares sold	3,245,522
Dividends, interest and other receivables	2,007,095
Other assets	1,108,932

Total assets	1,834,351,861

LIABILITIES
Collateral held for loaned securities	221,106,934
Payable for securities purchased	78,820,889
Investment management fees payable	1,126,957
Payable to Separate Accounts for Trust shares redeemed	370,974
Administrative fees payable	177,185
Distribution fees payable - Class B	116,409
Trustees’ fees payable	350
Accrued expenses	287,016

Total liabilities	302,006,714

NET ASSETS	$1,532,345,147

Net assets were comprised of:
Paid in capital	$1,319,577,911
Accumulated undistributed net investment income	4,293,575
Accumulated undistributed net realized gain	39,964,855
Unrealized appreciation on investments	168,508,806

Net assets	$1,532,345,147

Class A
Net asset value, offering and redemption price per share, $939,628,191 / 65,939,882 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.25

Class B
Net asset value, offering and redemption price per share, $592,716,956 / 41,720,730 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.21

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $1,800,809 foreign withholding tax)	$14,359,164
Interest	824,142
Securities lending (net)	319,703

Total income	15,503,009

EXPENSES
Investment management fees	5,478,516
Administrative fees	859,551
Distribution fees - Class B	669,639
Custodian fees	318,558
Professional fees	30,991
Printing and mailing expenses	30,482
Trustees’ fees	5,990
Miscellaneous	9,272

Gross expenses	7,402,999
Less: Fees paid indirectly	(81,339)

Net expenses	7,321,660

NET INVESTMENT INCOME	8,181,349

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	42,331,676
Futures	(357,586)
Foreign currency transactions	(213,576)

Net realized gain	41,760,514

Change in unrealized appreciation on:
Securities	30,433,337
Futures	143,711
Foreign currency translations	92,572

Net change in unrealized appreciation	30,669,620

NET REALIZED AND UNREALIZED GAIN	72,430,134

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$80,611,483

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income	$8,181,349	$7,414,259
Net realized gain on investments and foreign currency transactions	41,760,514	39,058,869
Net change in unrealized appreciation on investments and foreign currency translations	30,669,620	67,060,290

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	80,611,483	113,533,418

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	—	(5,729,159)
Class B	—	(5,618,427)

	—	(11,347,586)

Distributions from net realized capital gains
Class A	(3,530,177)	(22,432,354)
Class B	(2,590,511)	(24,437,528)

	(6,120,688)	(46,869,882)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(6,120,688)	(58,217,468)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 39,285,291 and 15,671,475 shares, respectively ]	561,890,370	188,977,131
Capital shares issued in reinvestment of dividends and distributions [ 258,182 and 2,231,471 shares, respectively ]	3,530,177	28,161,513
Capital shares repurchased [ (2,741,843) and (8,445,111) shares, respectively ]	(38,871,832)	(103,057,502)

Total Class A transactions	526,548,715	114,081,142

Class B
Capital shares sold [ 11,698,110 and 13,695,438 shares, respectively ]	166,138,214	167,749,575
Capital shares issued in reinvestment of dividends and distributions [ 190,023 and 2,375,861 shares, respectively ]	2,590,511	30,055,955
Capital shares repurchased [ (4,722,999) and (9,270,025) shares, respectively ]	(66,438,747)	(113,447,158)

Total Class B transactions	102,289,978	84,358,372

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	628,838,693	198,439,514

TOTAL INCREASE IN NET ASSETS	703,329,488	253,755,464
NET ASSETS:
Beginning of period	829,015,659	575,260,195

End of period (a)	$1,532,345,147	$829,015,659

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$4,293,575	$(3,887,774)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $660,485,423) (Securities on loan at market value $44,996,788)	$684,017,466
Foreign Cash (Cost $663)	659
Receivable for securities sold	2,662,867
Receivable from Separate Accounts for Trust shares sold	1,275,012
Dividends, interest and other receivables	653,244
Other assets	6,454

Total assets	688,615,702

LIABILITIES
Overdraft payable	11,858,044
Collateral held for loaned securities	45,033,858
Payable for securities purchased	8,482,215
Investment management fees payable	445,239
Payable to Separate Accounts for Trust shares redeemed	173,125
Administrative fees payable	85,800
Distribution fees payable - Class B	38,783
Recoupment fees payable	3,767
Trustees’ fees payable	401
Accrued expenses	42,868

Total liabilities	66,164,100

NET ASSETS	$622,451,602

Net assets were comprised of:
Paid in capital	$588,929,180
Accumulated undistributed net investment income	1,838,816
Accumulated undistributed net realized gain	8,151,566
Unrealized appreciation on investments	23,532,040

Net assets	$622,451,602

Class A
Net asset value, offering and redemption price per share, $430,812,261 / 39,667,472 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.86

Class B
Net asset value, offering and redemption price per share, $191,639,341 / 17,663,513 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.85

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $35,875 foreign withholding tax)	$4,457,963
Interest	631,512
Securities lending (net)	63,430

Total income	5,152,905

EXPENSES
Investment management fees	2,553,114
Administrative fees	495,937
Distribution fees - Class B	238,648
Professional fees	24,514
Printing and mailing expenses	17,034
Custodian fees	15,620
Trustees’ fees	3,793
Recoupment fees	2,899
Miscellaneous	5,154

Gross expenses	3,356,713
Less: Fees paid indirectly	(55,710)

Net expenses	3,301,003

NET INVESTMENT INCOME	1,851,902

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	9,198,694
Foreign currency transactions	14,291

Net realized gain	9,212,985

Change in unrealized appreciation (depreciation) on:
Securities	(7,401,464)
Foreign currency translations	8,781

Net change in unrealized depreciation	(7,392,683)

NET REALIZED AND UNREALIZED GAIN	1,820,302

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,672,204

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,851,902	$883,521
Net realized gain on investments and foreign currency transactions	9,212,985	12,157,841
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(7,392,683)	6,256,892

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	3,672,204	19,298,254

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(3,893)	(815,008)
Class B	(1,761)	(40,280)

	(5,654)	(855,288)

Distributions from net realized capital gains
Class A	(1,705,307)	(6,184,802)
Class B	(771,361)	(4,733,170)

	(2,476,668)	(10,917,972)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(2,482,322)	(11,773,260)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 12,629,846 and 27,841,380 shares, respectively ]	139,484,565	300,038,724
Capital shares issued in reinvestment of dividends and distributions [ 161,485 and 645,878 shares, respectively ]	1,709,200	6,999,810
Capital shares repurchased [ (1,787,208) and (492,106) shares, respectively ]	(19,831,039)	(5,264,037)

Total Class A transactions	121,362,726	301,774,497

Class B
Capital shares sold [ 2,026,139 and 3,642,703 shares, respectively ]	22,477,124	38,165,786
Capital shares issued in reinvestment of dividends and distributions [ 73,116 and 443,541 shares, respectively ]	773,122	4,773,450
Capital shares repurchased [ (1,621,787) and (3,657,384) shares, respectively ]	(17,921,264)	(38,475,491)

Total Class B transactions	5,328,982	4,463,745

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	126,691,708	306,238,242

TOTAL INCREASE IN NET ASSETS	127,881,590	313,763,236
NET ASSETS:
Beginning of period	494,570,012	180,806,776

End of period (a)	$622,451,602	$494,570,012

___________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$1,838,816	$(7,432)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $349,038,112) (Securities on loan at market value $26,117,367)	$396,847,806
Receivable for securities sold	2,303,156
Dividends, interest and other receivables	233,202
Receivable from Separate Accounts for Trust shares sold	146,372
Other assets	4,096

Total assets	399,534,632

LIABILITIES
Collateral held for loaned securities	26,631,405
Payable for securities purchased	2,126,825
Investment management fees payable	265,255
Distribution fees payable - Class B	71,381
Payable to Separate Accounts for Trust shares redeemed	64,955
Administrative fees payable	59,294
Trustees’ fees payable	443
Accrued expenses	52,925

Total liabilities	29,272,483

NET ASSETS	$370,262,149

Net assets were comprised of:
Paid in capital	$310,689,843
Accumulated net investment loss	(1,007,680)
Accumulated undistributed net realized gain	12,770,292
Unrealized appreciation on investments	47,809,694

Net assets	$370,262,149

Class A
Net asset value, offering and redemption price per share, $19,391,766 / 1,982,257 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

Class B
Net asset value, offering and redemption price per share, $350,870,383 / 36,267,849 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends	$1,262,819
Interest	237,793
Securities lending (net)	16,300

Total income	1,516,912

EXPENSES
Investment management fees	1,714,381
Distribution fees - Class B	452,194
Administrative fees	356,991
Professional fees	22,705
Custodian fees	19,082
Printing and mailing expenses	11,694
Trustees’ fees	2,589
Miscellaneous	4,395

Gross expenses	2,584,031
Less: Waiver from investment advisor	(36,416)
Fees paid indirectly	(35,279)

Net expenses	2,512,336

NET INVESTMENT LOSS	(995,424)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	16,076,886
Net change in unrealized depreciation on securities	(38,963,403)

NET REALIZED AND UNREALIZED LOSS	(22,886,517)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,881,941)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(995,424)	$(2,559,580)
Net realized gain on investments	16,076,886	4,957,030
Net change in unrealized appreciation (depreciation) on investments	(38,963,403)	24,599,912

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(23,881,941)	26,997,362

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 467,614 and 882,676 shares, respectively ]	4,844,472	8,412,946
Capital shares repurchased [ (194,292) and (433,692) shares, respectively ]	(1,996,883)	(4,177,789)

Total Class A transactions	2,847,589	4,235,157

Class B
Capital shares sold [ 4,214,722 and 8,714,394 shares, respectively ]	43,179,339	82,560,761
Capital shares repurchased [ (3,167,528) and (9,346,540) shares, respectively ]	(32,513,076)	(88,966,187)

Total Class B transactions	10,666,263	(6,405,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,513,852	(2,170,269)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,368,089)	24,827,093
NET ASSETS:
Beginning of period	380,630,238	355,803,145

End of period (a)	$370,262,149	$380,630,238

_________ (a) Includes accumulated net investment loss of	$(1,007,680)	$(12,256)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $1,290,390,113) (Securities on loan at market value $106,160,495)	$1,345,196,186
Cash	7,089,314
Foreign currency (Cost $52)	52
Receivable for securities sold	11,115,006
Receivable from Separate Accounts for Trust shares sold	3,666,779
Dividends, interest and other receivables	1,673,283
Other assets	11,328

Total assets	1,368,751,948

LIABILITIES
Collateral held for loaned securities	107,652,352
Payable for securities purchased	26,391,786
Investment management fees payable	872,874
Payable to Separate Accounts for Trust shares redeemed	461,871
Administrative fees payable	160,061
Distribution fees payable - Class B	117,771
Recoupment fees payable	67,897
Trustees’ fees payable	404
Accrued expenses	51,327

Total liabilities	135,776,343

NET ASSETS	$1,232,975,605

Net assets were comprised of:
Paid in capital	$1,143,382,238
Accumulated undistributed net investment income	5,173,876
Accumulated undistributed net realized gain	29,596,048
Unrealized appreciation on investments	54,823,443

Net assets	$1,232,975,605

Class A
Net asset value, offering and redemption price per share, $641,943,476 / 54,957,288 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.68

Class B
Net asset value, offering and redemption price per share, $591,032,129 / 50,658,826 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.67

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $45,245 foreign withholding tax)	$10,757,154
Interest	670,268
Securities lending (net)	36,539

Total income	11,463,961

EXPENSES
Investment management fees	4,786,827
Administrative fees	873,632
Distribution fees - Class B	699,317
Recoupment fees	111,041
Printing and mailing expenses	31,722
Professional fees	29,702
Custodian fees	25,005
Trustees’ fees	6,577
Miscellaneous	9,115

Gross expenses	6,572,938
Less: Fees paid indirectly	(308,560)

Net expenses	6,264,378

NET INVESTMENT INCOME	5,199,583

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	34,406,492
Foreign currency transactions	(2,031)

Net realized gain	34,404,461

Change in unrealized appreciation (depreciation) on:
Securities	(1,216,825)
Foreign currency translations	16,800

Net change in unrealized depreciation	(1,200,025)

NET REALIZED AND UNREALIZED GAIN	33,204,436

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,404,019

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$5,199,583	$4,439,476
Net realized gain on investments and foreign currency transactions	34,404,461	28,023,804
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(1,200,025)	3,473,071

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	38,404,019	35,936,351

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(10,797)	(2,002,027)
Class B	(9,940)	(2,616,383)

	(20,737)	(4,618,410)

Distributions from net realized capital gains
Class A	(1,651,895)	(9,793,365)
Class B	(1,520,872)	(22,947,381)

	(3,172,767)	(32,740,746)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(3,193,504)	(37,359,156)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 29,042,589 and 26,676,778 shares, respectively ]	340,280,772	307,601,902
Capital shares issued in reinvestment of dividends and distributions [ 145,554 and 1,047,418 shares, respectively ]	1,662,692	11,795,392
Capital shares repurchased [ (1,884,433) and (958,677) shares, respectively ]	(22,004,857)	(10,924,975)

Total Class A transactions	319,938,607	308,472,319

Class B
Capital shares sold [ 8,313,624 and 15,351,377 shares, respectively ]	97,303,238	172,101,897
Capital shares issued in reinvestment of dividends and distributions [ 134,161 and 2,276,005 shares, respectively ]	1,530,812	25,563,764
Capital shares repurchased [ (4,866,416) and (7,553,298) shares, respectively ]	(57,119,041)	(84,987,451)

Total Class B transactions	41,715,009	112,678,210

NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	361,653,616	421,150,529

TOTAL INCREASE IN NET ASSETS	396,864,131	419,727,724
NET ASSETS:
Beginning of period	836,111,474	416,383,750

End of period (a)	$1,232,975,605	$836,111,474

_________
(a) Includes accumulated undistributed (overdistributed) net investment income of	$5,173,876	$(4,970)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $895,926,975) (Securities on loan at market value $214,824,721)	$975,390,761
Cash	7,453,696
Receivable for securities sold	9,144,428
Receivable from Separate Accounts for Trust shares sold	848,819
Dividends, interest and other receivables	169,567
Other assets	7,403

Total assets	993,014,674

LIABILITIES
Collateral held for loaned securities	216,247,351
Payable for securities purchased	29,621,767
Investment management fees payable	656,507
Payable to Separate Accounts for Trust shares redeemed	295,574
Administrative fees payable	107,314
Distribution fees payable - Class B	106,670
Trustees’ fees payable	432
Accrued expenses	110,265

Total liabilities	247,145,880

NET ASSETS	$745,868,794

Net assets were comprised of:
Paid in capital	$600,676,569
Accumulated net investment loss	(3,517,686)
Accumulated undistributed net realized gain	69,246,125
Unrealized appreciation on investments	79,463,786

Net assets	$745,868,794

Class A
Net asset value, offering and redemption price per share, $212,625,744 / 22,629,381 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.40

Class B
Net asset value, offering and redemption price per share, $533,243,050 / 57,500,803 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.27

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $29 foreign withholding tax)	$1,327,782
Interest	361,078
Securities lending (net)	300,125

Total income	1,988,985

EXPENSES
Investment management fees	4,151,439
Distribution fees - Class B	672,341
Administrative fees	639,944
Custodian fees	45,471
Recoupment fees	43,027
Professional fees	26,700
Printing and mailing expenses	23,173
Trustees’ fees	4,481
Miscellaneous	8,634

Gross expenses	5,615,210
Less: Fees paid indirectly	(169,033)

Net expenses	5,446,177

NET INVESTMENT LOSS	(3,457,192)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on securities	73,234,546
Net change in unrealized depreciation on securities	(38,609,275)

NET REALIZED AND UNREALIZED GAIN	34,625,271

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,168,079

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(3,457,192)	$(7,984,187)
Net realized gain on investments	73,234,546	101,294,862
Net change in unrealized depreciation on investments	(38,609,275)	(29,833,570)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	31,168,079	63,477,105

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(2,783,350)	(31,605,390)
Class B	(7,040,259)	(64,318,196)

TOTAL DISTRIBUTIONS	(9,823,609)	(95,923,586)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,646,761 and 8,137,258 shares, respectively ]	26,083,015	75,127,493
Capital shares issued in reinvestment of distributions [ 310,420 and 3,474,960 shares, respectively ]	2,783,350	31,605,390
Capital shares repurchased [ (4,847,538) and (28,200,211) shares, respectively ]	(47,370,860)	(272,110,526)

Total Class A transactions	(18,504,495)	(165,377,643)

Class B
Capital shares sold [ 6,818,688 and 8,568,770 shares, respectively ]	66,534,560	80,765,282
Capital shares issued in reinvestment of distributions [ 795,497 and 7,168,541 shares, respectively ]	7,040,259	64,318,196
Capital shares repurchased [ (5,431,535) and (9,511,263) shares, respectively ]	(52,503,804)	(90,013,775)

Total Class B transactions	21,071,015	55,069,703

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,566,520	(110,307,940)

TOTAL INCREASE (DECREASE) IN NET ASSETS	23,910,990	(142,754,421)
NET ASSETS:
Beginning of period	721,957,804	864,712,225
End of period (a)	$745,868,794	$721,957,804

_________
(a) Includes accumulated net investment loss of	$(3,517,686)	$(60,494)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $938,333,129) (Securities on loan at market value $192,980,505)	$1,044,903,689
Cash	92,468
Receivable for securities sold	14,073,338
Receivable from Separate Accounts for Trust shares sold	1,423,121
Dividends, interest and other receivables	924,332
Other assets	7,470

Total assets	1,061,424,418

LIABILITIES
Collateral held for loaned securities	195,032,731
Payable for securities purchased	9,022,575
Payable to Separate Accounts for Trust shares redeemed	861,153
Investment management fees payable	761,165
Administrative fees payable	125,777
Distribution fees payable - Class B	108,353
Trustees’ fees payable	461
Accrued expenses	162,310

Total liabilities	206,074,525

NET ASSETS	$855,349,893

Net assets were comprised of:
Paid in capital	$696,159,510
Accumulated overdistributed net investment income	(347,531)
Accumulated undistributed net realized gain	52,966,494
Unrealized appreciation on investments	106,571,420

Net assets	$855,349,893

Class A
Net asset value, offering and redemption price per share, $317,449,994 / 31,367,828 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.12

Class B
Net asset value, offering and redemption price per share, $537,899,899 / 53,947,895 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.97

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $37,982 foreign withholding tax)	$5,421,343
Interest	399,629
Securities lending (net)	121,140

Total income	5,942,112

EXPENSES
Investment management fees	4,646,297
Administrative fees	709,855
Distribution fees - Class B	668,782
Custodian fees	261,590
Professional fees	27,734
Printing and mailing expenses	25,763
Trustees’ fees	4,518
Miscellaneous	10,722

Gross expenses	6,355,261
Less: Fees paid indirectly	(84,599)

Net expenses	6,270,662

NET INVESTMENT LOSS	(328,550)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain on:
Securities	60,820,573
Foreign currency transactions	2,268

Net realized gain	60,822,841

Change in unrealized appreciation (depreciation) on:
Securities	(7,871,690)
Foreign currency translations	860

Net change in unrealized depreciation	(7,870,830)

NET REALIZED AND UNREALIZED GAIN	52,952,011

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$52,623,461

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(328,550)	$(181,838)
Net realized gain on investments and foreign currency transactions	60,822,841	177,619,084
Net change in unrealized depreciation on investments and foreign currency translations	(7,870,830)	(90,488,567)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	52,623,461	86,948,679

DISTRIBUTIONS:
Distributions from net realized capital gains
Class A	(7,817,663)	(82,993,203)
Class B	(13,193,440)	(110,543,859)

TOTAL DISTRIBUTIONS	(21,011,103)	(193,537,062)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 5,743,709 and 12,459,484 shares, respectively ]	60,515,395	140,608,377
Capital shares issued in reinvestment of distributions [ 798,663 and 8,237,110 shares, respectively ]	7,817,663	82,993,203
Capital shares repurchased [ (7,968,755) and (61,238,638) shares, respectively ]	(82,467,292)	(714,939,161)

Total Class A transactions	(14,134,234)	(491,337,581)

Class B
Capital shares sold [ 4,870,042 and 7,943,010 shares, respectively ]	50,070,285	90,022,941
Capital shares issued in reinvestment of distributions [ 1,367,995 and 11,388,306 shares, respectively ]	13,193,440	110,543,859
Capital shares repurchased [ (5,427,642) and (9,942,979) shares, respectively ]	(55,645,692)	(112,907,059)

Total Class B transactions	7,618,033	87,659,741

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(6,516,201)	(403,677,840)

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,096,157	(510,266,223)
NET ASSETS:
Beginning of period	830,253,736	1,340,519,959

End of period (a)	$855,349,893	$830,253,736

_________
(a) Includes accumulated overdistributed net investment income of	$(347,531)	$(18,981)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2006 (Unaudited)

ASSETS
Investments at value (Cost $541,568,633) (Securities on loan at market value $43,775,537)	$563,492,477
Foreign Cash (Cost $43,667)	43,807
Receivable for securities sold	18,929,318
Receivable from Separate Accounts for Trust shares sold	1,225,474
Dividends, interest and other receivables	633,296
Other assets	6,159

Total assets	584,330,531

LIABILITIES
Overdraft payable	232,083
Collateral held for loaned securities	44,091,063
Payable for securities purchased	19,473,197
Payable to Separate Accounts for Trust shares redeemed	557,077
Investment management fees payable	510,595
Distribution fees payable - Class B	102,362
Administrative fees payable	78,382
Options written, at value (Premiums received $78,388)	78,030
Trustees’ fees payable	2,649
Accrued expenses	65,876

Total liabilities	65,191,314

NET ASSETS	$519,139,217

Net assets were comprised of:
Paid in capital	$669,035,159
Accumulated net investment loss	(2,438,724)
Accumulated net realized loss	(169,379,424)
Unrealized appreciation on investments	21,922,206

Net assets	$519,139,217

Class A
Net asset value, offering and redemption price per share, $27,864,560 / 2,781,019 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02

Class B
Net asset value, offering and redemption price per share, $491,274,657 / 49,599,593 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.90

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (Unaudited)

INVESTMENT INCOME
Dividends (net of $14,964 foreign withholding tax)	$1,562,723
Interest	521,318
Securities lending (net)	77,754

Total income	2,161,795

EXPENSES
Investment management fees	3,349,366
Distribution fees - Class B	661,664
Administrative fees	490,477
Custodian fees	44,901
Professional fees	30,398
Printing and mailing expenses	17,131
Trustees’ fees	2,581

Gross expenses	4,596,518
Less: Fees paid indirectly	(79,970)

Net expenses	4,516,548

NET INVESTMENT LOSS	(2,354,753)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	37,189,806
Options written	(4,298,021)
Foreign currency transactions	(127,371)

Net realized gain	32,764,414

Change in unrealized appreciation (depreciation) on:
Securities	(47,937,067)
Options written	92,134
Foreign currency translations	(1,879)

Net change in unrealized depreciation	(47,846,812)

NET REALIZED AND UNREALIZED LOSS	(15,082,398)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,437,151)

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2006 (Unaudited)	Year Ended December 31, 2005
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(2,354,753)	$(5,240,879)
Net realized gain on investments and foreign currency transactions	32,764,414	46,797,193
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(47,846,812)	10,019,642

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(17,437,151)	51,575,956

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 637,149 and 1,265,476 shares, respectively ]	6,844,019	11,755,539
Capital shares repurchased [ (493,749) and (1,427,847) shares, respectively ]	(5,319,718)	(13,153,466)

Total Class A transactions	1,524,301	(1,397,927)

Class B
Capital shares sold [ 8,802,383 and 12,676,916 shares, respectively ]	94,340,422	117,560,288
Capital shares repurchased [ (8,805,983) and (16,002,929) shares, respectively ]	(94,025,410)	(145,548,432)

Total Class B transactions	315,012	(27,988,144)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,839,313	(29,386,071)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,597,838)	22,189,885
NET ASSETS:
Beginning of period	534,737,055	512,547,170

End of period (a)	$519,139,217	$534,737,055

_________
(a) Includes accumulated net investment loss of	$(2,438,724)	$(83,971)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003(c)
		2005 (c)	2004(c)
Net asset value, beginning of period	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.34	0.38	0.53
Net realized and unrealized gain (loss) on investments	0.01	(0.04)	0.28	0.06

Total from investment operations	0.04	0.30	0.66	0.59

Less distributions:
Dividends from net investment income	—	(0.30)	(0.30)	(0.14)
Distributions from net realized gains	(0.04)	(0.11)	(0.01)	—

Total dividends and distributions	(0.04)	(0.41)	(0.31)	(0.14)

Net asset value, end of period	$10.69	$10.69	$10.80	$10.45

Total return (b)	0.40%	2.78%	6.29%	5.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,861	$3,054	$2,071	$93
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.32%	0.32%	0.51%	9.14%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.62%	3.17%	3.50%	12.33	%(l)
Before waivers and reimbursements (a)	0.40%	2.95%	3.09%	3.29	%(l)
Portfolio turnover rate	31%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.04	$0.39

Class B	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003(c)
		2005 (c)	2004(c)
Net asset value, beginning of period	$10.69	$10.80	$10.45	$10.00

Income (loss) from investment operations:
Net investment income	0.02	0.32	0.35	0.53
Net realized and unrealized gain (loss) on investments	— #	(0.05)	0.28	0.05

Total from investment operations	0.02	0.27	0.63	0.58

Less distributions:
Dividends from net investment income	—	(0.27)	(0.27)	(0.13)
Distributions from net realized gains	(0.04)	(0.11)	(0.01)	—

Total dividends and distributions	(0.04)	(0.38)	(0.28)	(0.13)

Net asset value, end of period	$10.67	$10.69	$10.80	$10.45

Total return (b)	0.21%	2.52%	6.02%	5.78%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$295,134	$217,999	$109,357	$5,986
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.57%	0.57%	0.76%	9.39%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.37%	2.92%	3.25%	12.08	%(l)
Before waivers and reimbursements (a)	0.15%	2.70%	2.84%	3.04	%(l)
Portfolio turnover rate	31%	101%	18%	9%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.04	$0.40

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003(c)
		2005 (c)	2004(c)
Net asset value, beginning of period	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.03	0.30	0.33	0.47
Net realized and unrealized gain on investments	0.10	0.09	0.52	0.33

Total from investment operations	0.13	0.39	0.85	0.80

Less distributions:
Dividends from net investment income	—	(0.25)	(0.28)	(0.14)
Distributions from net realized gains	(0.08)	(0.20)	(0.01)	—

Total dividends and distributions	(0.08)	(0.45)	(0.29)	(0.14)

Net asset value, end of period	$11.21	$11.16	$11.22	$10.66

Total return (b)	1.12%	3.53%	7.96%	8.02%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,310	$3,466	$1,403	$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.28%	0.29%	0.40%	4.23%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.45%	2.74%	3.01%	10.64	%(l)
Before waivers and reimbursements (a)	0.27%	2.55%	2.71%	6.51	%(l)
Portfolio turnover rate	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.03	$0.18

Class B	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003(c)
		2005 (c)	2004(c)
Net asset value, beginning of period	$11.16	$11.22	$10.66	$10.00

Income from investment operations:
Net investment income	0.01	0.27	0.30	0.46
Net realized and unrealized gain on investments	0.10	0.09	0.52	0.33

Total from investment operations	0.11	0.36	0.82	0.79

Less distributions:
Dividends from net investment income	—	(0.22)	(0.25)	(0.13)
Distributions from net realized gains	(0.08)	(0.20)	(0.01)	—

Total dividends and distributions	(0.08)	(0.42)	(0.26)	(0.13)

Net asset value, end of period	$11.19	$11.16	$11.22	$10.66

Total return (b)	0.95%	3.27%	7.68%	7.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$645,578	$487,000	$214,970	$9,486
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.53%	0.54%	0.65%	4.48%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.20%	2.49%	2.76%	10.39	%(l)
Before waivers and reimbursements (a)	0.02%	2.30%	2.46%	6.26	%(l)
Portfolio turnover rate	20%	64%	5%	8%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.03	$0.18

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO (e)(f)(k)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,
		2005 (c)	2004 (c)	2003 (c)		2002	2001
Net asset value, beginning of period	$15.88	$15.51	$14.63	$12.54		$14.52	$15.20

Income (loss) from investment operations:
Net investment income	0.03	0.33	0.25	0.33		0.33	0.40
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.46	1.06	2.10		(2.15)	(0.69)

Total from investment operations	0.24	0.79	1.31	2.43		(1.82)	(0.29)

Less distributions:
Dividends from net investment income	—	(0.42)	(0.43)	(0.34)		(0.16)	(0.39)

Net asset value, end of period	$16.12	$15.88	$15.51	$14.63		$12.54	$14.52

Total return (b)	1.51%	5.06%	8.99%	19.40%		(12.52)%	(1.85)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,978,679	$3,052,781	$3,160,074	$3,141,256		$2,908,058	$2,122,401
Ratio of expenses to average net assets:
After waivers and reimbursements	0.10%	0.10%	0.10%	0.42%		0.65%	0.65%
After waivers, reimbursements and fees paid indirectly (a)	0.10%	0.10%	0.09%	0.37%		0.63%	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.26%	0.27%	0.26%	0.49%		0.66%	0.65%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.36%	2.11%	1.65%	2.42%		1.91%	2.74%
After waivers, reimbursements and fees paid indirectly (a)	0.36%	2.11%	1.66%	2.47%		1.93%	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.20%	1.94%	1.49%	2.35%		1.90%	2.74%
Portfolio turnover rate	18%	34%	— ‡%	324	%(h)	337%	184%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.02	$0.01		$— #	$—

Class B	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,
		2005 (c)	2004 (c)	2003 (c)		2002	2001
Net asset value, beginning of period	$15.79	$15.43	$14.55	$12.47		$14.45	$15.14

Income (loss) from investment operations:
Net investment income	0.01	0.27	0.21	0.30		0.26	0.35
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21	0.46	1.06	2.08		(2.10)	(0.67)

Total from investment operations	0.22	0.73	1.27	2.38		(1.84)	(0.32)

Less distributions:
Dividends from net investment income	—	(0.37)	(0.39)	(0.30)		(0.14)	(0.37)

Net asset value, end of period	$16.01	$15.79	$15.43	$14.55		$12.47	$14.45

Total return (b)	1.39%	4.74%	8.75%	19.11%		(12.71)%	(2.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,013,585	$3,518,020	$2,341,547	$1,261,402		$665,088	$359,212
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.67%		0.90%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	0.35%	0.35%	0.34%	0.62%		0.88%	N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.51%	0.52%	0.51%	0.74%		0.91%	0.90%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.11%	1.86%	1.40%	2.17%		1.66%	3.72%
After waivers, reimbursements and fees paid indirectly (a)	0.11%	1.86%	1.41%	2.22%		1.68%	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.05)%	1.69%	1.24%	2.10%		1.65%	3.72%
Portfolio turnover rate	18%	34%	— ‡%	324	%(h)	337%	184%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.03	$0.02	$0.01		$— #	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003
		2005 (c)	2004 (c)
Net asset value, beginning of period	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.03	0.23	0.26	0.09
Net realized and unrealized gain on investments	0.42	0.62	1.07	1.17

Total from investment operations	0.45	0.85	1.33	1.26

Less distributions:
Dividends from net investment income	—	(0.25)	(0.25)	(0.09)
Distributions from net realized gains	(0.14)	(0.25)	— #	—

Total dividends and distributions	(0.14)	(0.50)	(0.25)	(0.09)

Net asset value, end of period	$12.91	$12.60	$12.25	$11.17

Total return (b)	3.60%	6.97%	12.00%	12.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,727	$37,779	$13,194	$1,179
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.26%	0.27%	0.30%	1.87%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.39%	1.84%	2.24%	6.91	%(l)
Before waivers and reimbursements (a)	0.23%	1.67%	2.04%	5.14	%(l)
Portfolio turnover rate	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02

Class B	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003
		2005 (c)	2004 (c)
Net asset value, beginning of period	$12.60	$12.25	$11.17	$10.00

Income from investment operations:
Net investment income	0.01	0.20	0.23	0.08
Net realized and unrealized gain on investments	0.43	0.62	1.07	1.17

Total from investment operations	0.44	0.82	1.30	1.25

Less distributions:
Dividends from net investment income	—	(0.22)	(0.22)	(0.08)
Distributions from net realized gains	(0.14)	(0.25)	— #	—

Total dividends and distributions	(0.14)	(0.47)	(0.22)	(0.08)

Net asset value, end of period	$12.90	$12.60	$12.25	$11.17

Total return (b)	3.52%	6.70%	11.71%	12.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,403,456	$2,956,385	$1,003,694	$28,383
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.51%	0.52%	0.55%	2.12%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	0.14%	1.59%	1.99%	6.66	%(l)
Before waivers and reimbursements (a)	(0.02)%	1.42%	1.79%	4.89	%(l)
Portfolio turnover rate	4%	29%	— ‡%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.02	$0.02

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003(c )
		2005 (c)	2004(c)
Net asset value, beginning of period	$12.96	$12.44	$11.26	$10.00

Income from investment operations:
Net investment income	0.01	0.19	0.11	0.15
Net realized and unrealized gain on investments	0.66	0.84	1.26	1.16

Total from investment operations	0.67	1.03	1.37	1.31

Less distributions:
Dividends from net investment income	—	(0.24)	(0.18)	(0.05)
Distributions from net realized gains	(0.15)	(0.27)	(0.01)	—

Total dividends and distributions	(0.15)	(0.51)	(0.19)	(0.05)

Net asset value, end of period	$13.48	$12.96	$12.44	$11.26

Total return (b)	5.14%	8.27%	12.15%	13.08%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,265	$18,069	$5,704	$555
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.10%	0.10%	0.10%	0.10%
Before waivers and reimbursements (a)	0.28%	0.29%	0.39%	6.01%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.15%	1.50%	0.91%	3.38	%(l)
Before waivers and reimbursements (a)	(0.03)%	1.31%	0.62%	(2.53	)%(l)
Portfolio turnover rate	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.03	$0.27

Class B	Six Months Ended June 30, 2006 (Unaudited) (c)	Year Ended December 31,		July 31, 2003* to December 31, 2003(c)
		2005 (c)	2004(c)
Net asset value, beginning of period	$12.96	$12.43	$11.26	$10.00

Income (loss) from investment operations:
Net investment income	(0.01)	0.17	0.08	0.14
Net realized and unrealized gain on investments	0.67	0.84	1.25	1.16

Total from investment operations	0.66	1.01	1.33	1.30

Less distributions:
Dividends from net investment income	—	(0.21)	(0.15)	(0.04)
Distributions from net realized gains	(0.15)	(0.27)	(0.01)	—

Total dividends and distributions	(0.15)	(0.48)	(0.16)	(0.04)

Net asset value, end of period	$13.47	$12.96	$12.43	$11.26

Total return (b)	5.06%	8.08%	11.78%	12.97%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$951,982	$609,650	$241,623	$7,807
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)	0.53%	0.54%	0.64%	6.26%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.10)%	1.25%	0.66%	3.13	%(l)
Before waivers and reimbursements (a)	(0.28)%	1.06%	0.37%	(2.78	)%(l)
Portfolio turnover rate	6%	50%	2%	2%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.01	$0.02	$0.03	$0.27

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO(j)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002	2001(c)
Net asset value, beginning of period	$27.36	$25.23	$22.45	$16.29	$22.83	$30.61

Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.02)	(0.03)	(0.01)	(0.01)	0.11
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.78)	2.15	2.81	6.17	(6.53)	(7.76)

Total from investment operations	(0.75)	2.13	2.78	6.16	(6.54)	(7.65)

Less distributions:
Dividends from net investment income	—	—	—	—	— #	(0.10)
Distributions from realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	—	—	—	— #	(0.13)

Net asset value, end of period	$26.61	$27.36	$25.23	$22.45	$16.29	$22.83

Total return (b)	(2.74)%	8.44%	12.38%	37.90%	(28.68)%	(24.99)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,091,399	$2,122,576	$2,485,132	$2,141,844	$1,333,623	$2,179,759
Ratio of expenses to average net assets:
After fees paid indirectly (a)	0.77%	0.73%	0.68%	0.70%	0.66%	N/A
Before fees paid indirectly (a)	0.80%	0.80%	0.80%	0.77%	0.71%	0.69%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	0.25%	(0.07)%	(0.12)%	(0.09)%	(0.11)%	N/A
Before fees paid indirectly (a)	0.22%	(0.14)%	(0.24)%	(0.16)%	(0.16)%	0.42%
Portfolio turnover rate	50%	96%	111%	119%	112%	195%

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002	2001(c)
Net asset value, beginning of period	$26.96	$24.91	$22.22	$16.16	$22.72	$30.46

Income (loss) from investment operations:
Net investment income (loss)	— #	(0.08)	(0.08)	(0.06)	(0.07)	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.78)	2.13	2.77	6.12	(6.49)	(7.70)

Total from investment operations	(0.78)	2.05	2.69	6.06	(6.56)	(7.67)

Less distributions:
Dividends from net investment income	—	—	—	—	— #	(0.04)
Distributions from realized gains	—	—	—	—	—	(0.03)

Total dividends and distributions	—	—	—	—	— #	(0.07)

Net asset value, end of period	$26.18	$26.96	$24.91	$22.22	$16.16	$22.72

Total return (b)	(2.89)%	8.23%	12.11%	37.50%	(28.86)%	(25.18)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$258,895	$267,802	$258,689	$225,426	$146,909	$219,748
Ratio of expenses to average net assets:
After fees paid indirectly (a)	1.02%	0.98%	0.93%	0.95%	0.91%	N/A
Before fees paid indirectly (a)	1.05%	1.05%	1.05%	1.02%	0.96%	0.94%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly (a)	— %‡‡	(0.32)%	(0.37)%	(0.34)%	(0.36)%	N/A
Before fees paid indirectly (a)	(0.03)%	(0.39)%	(0.49)%	(0.41)%	(0.41)%	0.12%
Portfolio turnover rate	50%	96%	111%	119%	112%	195%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.25	$10.43	$10.42	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.21	0.36	0.24	0.24	0.34
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.27)	(0.16)	0.18	0.18	0.48

Total from investment operations	(0.06)	0.20	0.42	0.42	0.82

Less distributions:
Dividends from net investment income	(0.21)	(0.38)	(0.26)	(0.25)	(0.32)
Distributions from realized gains	—	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.21)	(0.38)	(0.41)	(0.37)	(0.45)

Net asset value, end of period	$9.98	$10.25	$10.43	$10.42	$10.37

Total return (b)	(0.57)%	2.00%	4.13%	4.10%	8.42%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,549,058	$1,237,241	$944,330	$431,203	$4,614
Ratio of expenses to average net assets:
After waivers (a)	0.70%	0.70%	0.70%	0.70%	0.70%
After waivers and fees paid indirectly (a)	0.70%	0.70%	0.70%	0.70%	0.70%
Before waivers and fees paid indirectly (a)	0.77%	0.78%	0.80%	0.86%	1.01%
Ratio of net investment income to average net assets:
After waivers (a)	4.19%	3.51%	2.38%	2.23%	3.28%
After waivers and fees paid indirectly (a)	4.19%	3.51%	2.38%	2.23%	3.28%
Before waivers and fees paid indirectly (a)	4.12%	3.43%	2.28%	2.07%	2.97%
Portfolio turnover rate	181%	654%	767%	633%	536%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.02	$0.03

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.24	$10.42	$10.41	$10.37	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.34	0.22	0.20	0.31
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.26)	(0.16)	0.18	0.19	0.49

Total from investment operations	(0.06)	0.18	0.40	0.39	0.80

Less distributions:
Dividends from net investment income	(0.20)	(0.36)	(0.24)	(0.23)	(0.30)
Distributions from realized gains	—	—	(0.15)	(0.12)	(0.13)

Total dividends and distributions	(0.20)	(0.36)	(0.39)	(0.35)	(0.43)

Net asset value, end of period	$9.98	$10.24	$10.42	$10.41	$10.37

Total return (b)	(0.60)%	1.74%	3.87%	3.74%	8.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$790,854	$806,356	$781,977	$666,007	$345,589
Ratio of expenses to average net assets:
After waivers (a)	0.95%	0.95%	0.95%	0.95%	0.95%
After waivers and fees paid indirectly (a)	0.95%	0.95%	0.95%	0.95%	0.95%
Before waivers and fees paid indirectly (a)	1.02%	1.03%	1.05%	1.11%	1.26%
Ratio of net investment income to average net assets:
After waivers (a)	3.94%	3.26%	2.13%	1.98%	3.03%
After waivers and fees paid indirectly (a)	3.94%	3.26%	2.13%	1.98%	3.03%
Before waivers and fees paid indirectly (a)	3.87%	3.18%	2.03%	1.82%	2.72%
Portfolio turnover rate	181%	654%	767%	633%	536%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$— #	$0.01	$0.01	$0.02	$0.03

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$10.98	$10.78	$10.22	$8.02	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.05)	(0.05)	(0.06)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	0.81	1.28	2.35	(1.92)

Total from investment operations	(0.20)	0.76	1.23	2.29	(1.98)

Less distributions:
Distributions from net realized gains	(0.19)	(0.56)	(0.67)	(0.09)	—

Net asset value, end of period	$10.59	$10.98	$10.78	$10.22	$8.02

Total return (b)	(1.81)%	7.30%	12.32%	28.59%	(19.80)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,318	$15,347	$10,588	$6,376	$2,506
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.43%	1.48%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.35%	1.46%	1.56%	1.59%	1.57%
Before waivers, reimbursements and fees paid indirectly (a)	1.43%	1.48%	1.60%	1.68%	2.34%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.24)%	(0.46)%	(0.59)%	(0.69)%	(0.73)%
After waivers, reimbursements and fees paid indirectly (a)	(0.16)%	(0.44)%	(0.55)%	(0.68)%	(0.70)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.24)%	(0.46)%	(0.59)%	(0.77)%	(1.47)%
Portfolio turnover rate	83%	109%	127%	108%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.06

Class B	Six Months Ended June 30, 2006(c) (Unaudited)	Year Ended December 31,
		2005(c)	2004	2003(c)	2002(c)
Net asset value, beginning of period	$10.86	$10.70	$10.17	$8.01	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.07)	(0.07)	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.19)	0.79	1.27	2.33	(1.91)

Total from investment operations	(0.21)	0.72	1.20	2.25	(1.99)

Less distributions:
Distributions from net realized gains	(0.19)	(0.56)	(0.67)	(0.09)	—

Net asset value, end of period	$10.46	$10.86	$10.70	$10.17	$8.01

Total return (b)	(1.92)%	6.98%	12.09%	28.12%	(19.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$349,533	$334,012	$270,570	$167,416	$49,826
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.68%	1.73%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.60%	1.71%	1.81%	1.84%	1.82%
Before waivers, reimbursements and fees paid indirectly (a)	1.68%	1.73%	1.85%	1.93%	2.59%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.49)%	(0.71)%	(0.84)%	(0.94)%	(0.98)%
After waivers, reimbursements and fees paid indirectly (a)	(0.41)%	(0.69)%	(0.80)%	(0.93)%	(0.95)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.49)%	(0.71)%	(0.84)%	(1.02)%	(1.72)%
Portfolio turnover rate	83%	109%	127%	108%	91%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO(i)

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$5.47	$5.75	$5.63	$4.82	$5.46	$6.00

Income (loss) from investment operations:
Net investment income	0.20	0.41	0.42	0.42	0.48	0.63
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)	(0.23)	0.09	0.69	(0.63)	(0.58)

Total from investment operations	0.15	0.18	0.51	1.11	(0.15)	0.05

Less distributions:
Dividends from net investment income	—	(0.46)	(0.39)	(0.30)	(0.49)	(0.59)

Net asset value, end of period	$5.62	$5.47	$5.75	$5.63	$4.82	$5.46

Total return (b)	2.74%	3.26%	9.02%	22.97%	(2.72)%	0.89%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$759,941	$770,374	$974,088	$784,005	$234,361	$254,910
Ratio of expenses to average net assets (a)	0.76%	0.76%	0.76%	0.75%	0.69%	0.67%
Ratio of net investment income to average net assets (a)	7.25%	7.08%	7.20%	7.67%	9.21%	10.15%
Portfolio turnover rate	60%	116%	78%	66%	141%	88%

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004(c)	2003(c)	2002(c)	2001(c)
Net asset value, beginning of period	$5.44	$5.71	$5.59	$4.79	$5.43	$5.97

Income (loss) from investment operations:
Net investment income	0.19	0.39	0.40	0.40	0.47	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.05)	(0.21)	0.09	0.68	(0.63)	(0.54)

Total from investment operations	0.14	0.18	0.49	1.08	(0.16)	0.04

Less distributions:
Dividends from net investment income	—	(0.45)	(0.37)	(0.28)	(0.48)	(0.58)

Net asset value, end of period	$5.58	$5.44	$5.71	$5.59	$4.79	$5.43

Total return (b)	2.57%	3.13%	8.75%	22.54%	(2.96)%	0.66%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,041,820	$1,043,950	$1,029,570	$823,114	$330,804	$285,484
Ratio of expenses to average net assets (a)	1.01%	1.01%	1.01%	1.00%	0.94%	0.92%
Ratio of net investment income to average net assets (a)	7.00%	6.83%	6.95%	7.42%	8.96%	9.97%
Portfolio turnover rate	60%	116%	78%	66%	141%	88%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$13.03	$12.14	$10.60	$7.93	$10.00

Income (loss) from investment operations:
Net investment income	0.12	0.14	0.09	0.05	0.03
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.16	1.73	1.83	2.69	(2.10)

Total from investment operations	1.28	1.87	1.92	2.74	(2.07)

Less distributions:
Dividends from net investment income	—	(0.21)	(0.12)	(0.07)	—
Distributions from realized gains	(0.06)	(0.77)	(0.26)	—	—

Total dividends and distributions	(0.06)	(0.98)	(0.38)	(0.07)	—

Net asset value, end of period	$14.25	$13.03	$12.14	$10.60	$7.93

Total return (b)	9.87%	15.74%	18.18%	34.64%	(20.70)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$939,628	$379,616	$238,906	$16,003	$2,180
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.28%	1.33%	1.55%	1.55%	1.55%
After waivers, reimbursements, and fees paid indirectly (a)	1.27%	1.29%	1.50%	1.48%	1.53%
Before waivers, reimbursements, and fees paid indirectly (a)	1.28%	1.33%	1.55%	1.78%	2.72%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.68%	1.13%	0.73%	0.45%	0.35%
After waivers, reimbursements, and fees paid indirectly (a)	1.69%	1.17%	0.78%	0.52%	0.37%
Before waivers, reimbursements, and fees paid indirectly (a)	1.68%	1.13%	0.73%	0.22%	(0.82)%
Portfolio turnover rate	21%	67%	83%	72%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$0.02	$0.10

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$13.01	$12.12	$10.58	$7.91	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.11	0.07	0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.16	1.72	1.82	2.69	(2.10)

Total from investment operations	1.26	1.83	1.89	2.72	(2.09)

Less distributions:
Dividends from net investment income	—	(0.17)	(0.09)	(0.05)	—
Distributions from realized gains	(0.06)	(0.77)	(0.26)	—	—

Total dividends and distributions	(0.06)	(0.94)	(0.35)	(0.05)	—

Net asset value, end of period	$14.21	$13.01	$12.12	$10.58	$7.91

Total return (b)	9.73%	15.47%	17.91%	34.39%	(20.90)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$592,717	$449,400	$336,354	$166,915	$47,097
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.53%	1.58%	1.80%	1.80%	1.80%
After waivers, reimbursements, and fees paid indirectly (a)	1.52%	1.54%	1.75%	1.73%	1.78%
Before waivers, reimbursements, and fees paid indirectly (a)	1.53%	1.58%	1.80%	2.03%	2.97%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.43%	0.88%	0.48%	0.20%	0.10%
After waivers, reimbursements, and fees paid indirectly (a)	1.44%	0.92%	0.53%	0.27%	0.12%
Before waivers, reimbursements, and fees paid indirectly (a)	1.43%	0.88%	0.48%	(0.03)%	(1.07)%
Portfolio turnover rate	21%	67%	83%	72%	22%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$0.02	$0.10
See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.79	$10.37	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.04	0.06	0.08	0.03	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.07	0.67	0.90	2.17	(2.28)

Total from investment operations	0.11	0.73	0.98	2.20	(2.23)

Less distributions:
Dividends from net investment income	— #	(0.03)	(0.13)	(0.04)	(0.04)
Distributions from realized gains	(0.04)	(0.28)	(0.37)	—	—

Total dividends and distributions	(0.04)	(0.31)	(0.50)	(0.04)	(0.04)

Net asset value, end of period	$10.86	$10.79	$10.37	$9.89	$7.73

Total return (b)	1.07%	7.07%	9.92%	28.41%	(22.34)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$430,812	$309,162	$6,932	$5,049	$2,305
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.08%	1.07%	1.07%	1.04%
Before waivers, reimbursements and fees paid indirectly (a)	1.10%	1.15%	1.22%	1.42%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.72%	0.52%	0.79%	0.42%	0.49%
After waivers, reimbursements and fees paid indirectly (a)	0.74%	0.54%	0.82%	0.45%	0.55%
Before waivers, reimbursements and fees paid indirectly (a)	0.72%	0.47%	0.67%	0.10%	(0.43)%
Portfolio turnover rate	22%	39%	52%	45%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.01	$0.01	$0.03	$0.08

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.79	$10.38	$9.89	$7.73	$10.00

Income (loss) from investment operations:
Net investment income	0.03	0.03	0.05	0.01	0.02
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.07	0.66	0.91	2.16	(2.27)

Total from investment operations	0.10	0.69	0.96	2.17	(2.25)

Less distributions:
Dividends from net investment income	— #	— #	(0.10)	(0.01)	(0.02)
Distributions from realized gains	(0.04)	(0.28)	(0.37)	—	—

Total dividends and distributions	(0.04)	(0.28)	(0.47)	(0.01)	(0.02)

Net asset value, end of period	$10.85	$10.79	$10.38	$9.89	$7.73

Total return (b)	0.97%	6.70%	9.75%	28.09%	(22.53)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$191,639	$185,408	$173,875	$136,178	$48,689
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.33%	1.33%	1.32%	1.32%	1.29%
Before waivers, reimbursements and fees paid indirectly (a)	1.35%	1.40%	1.47%	1.67%	2.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.47%	0.27%	0.54%	0.17%	0.24%
After waivers, reimbursements and fees paid indirectly (a)	0.49%	0.29%	0.57%	0.20%	0.30%
Before waivers, reimbursements and fees paid indirectly (a)	0.47%	0.22%	0.42%	(0.15)%	(0.68)%
Portfolio turnover rate	22%	39%	52%	45%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$0.01	$0.01	$0.03	$0.08

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.40	$9.66	$9.03	$6.90	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.05)	(0.01)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.61)	0.79	0.64	2.14	(3.09)

Total from investment operations	(0.62)	0.74	0.63	2.13	(3.10)

Net asset value, end of period	$9.78	$10.40	$9.66	$9.03	$6.90

Total return (b)	(5.96)%	7.66%	6.98%	30.87%	(31.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,392	$17,780	$12,166	$8,168	$2,637
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.08%	1.08%	1.05%	1.07%	0.96%
Before waivers, reimbursements and fees paid indirectly (a)	1.12%	1.13%	1.16%	1.33%	1.84%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.30)%	(0.49)%	(0.23)%	(0.32)%	(0.31)%
After waivers, reimbursements and fees paid indirectly (a)	(0.28)%	(0.47)%	(0.18)%	(0.29)%	(0.17)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.32)%	(0.52)%	(0.29)%	(0.55)%	(1.05)%
Portfolio turnover rate	28%	42%	53%	30%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$— #	$0.01	$0.01	$0.06

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.30	$9.58	$8.99	$6.88	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.07)	(0.04)	(0.03)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.60)	0.79	0.63	2.14	(3.09)

Total from investment operations	(0.63)	0.72	0.59	2.11	(3.12)

Net asset value, end of period	$9.67	$10.30	$9.58	$8.99	$6.88

Total return (b)	(6.02)%	7.52%	6.56%	30.67%	(31.20)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$350,870	$362,850	$343,638	$253,326	$76,577
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.33%	1.33%	1.30%	1.32%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.37%	1.38%	1.41%	1.58%	2.09%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.55)%	(0.74)%	(0.48)%	(0.57)%	(0.56)%
After waivers, reimbursements and fees paid indirectly (a)	(0.53)%	(0.72)%	(0.43)%	(0.54)%	(0.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.57)%	(0.77)%	(0.54)%	(0.80)%	(1.30)%
Portfolio turnover rate	28%	42%	53%	30%	19%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$— #	$— #	$0.01	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$11.19	$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.06	0.13	0.13	0.07	0.09
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	0.68	1.36	2.43	(2.05)

Total from investment operations	0.52	0.81	1.49	2.50	(1.96)

Less distributions:
Dividends from net investment income	— #	(0.09)	(0.14)	(0.07)	(0.06)
Distributions from realized gains	(0.03)	(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	(0.03)	(0.61)	(0.78)	(0.20)	(0.06)

Net asset value, end of period	$11.68	$11.19	$10.99	$10.28	$7.98

Total return (b)	4.66%	7.37%	14.71%	31.44%	(19.63)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$641,943	$309,385	$9,758	$5,999	$2,345
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.10%	1.10%	1.10%	1.10%	1.10%
After waivers, reimbursements and fees paid indirectly (a)	1.04%	1.04%	0.96%	1.03%	0.92%
Before waivers, reimbursements and fees paid indirectly (a)	1.10%	1.12%	1.15%	1.33%	1.77%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.04%	1.03%	1.35%	0.92%	0.90%
After waivers, reimbursements and fees paid indirectly (a)	1.10%	1.09%	1.49%	0.99%	1.08%
Before waivers, reimbursements and fees paid indirectly (a)	1.04%	1.01%	1.30%	0.69%	0.23%
Portfolio turnover rate	36%	76%	99%	135%	129%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$0.01	$0.02	$0.06

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$11.19	$10.99	$10.28	$7.98	$10.00

Income (loss) from investment operations:
Net investment income	0.05	0.09	0.12	0.05	0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.46	0.69	1.34	2.43	(2.05)

Total from investment operations	0.51	0.78	1.46	2.48	(1.98)

Less distributions:
Dividends from net investment income	— #	(0.06)	(0.11)	(0.05)	(0.04)
Distributions from realized gains	(0.03)	(0.52)	(0.64)	(0.13)	—

Total dividends and distributions	(0.03)	(0.58)	(0.75)	(0.18)	(0.04)

Net asset value, end of period	$11.67	$11.19	$10.99	$10.28	$7.98

Total return (b)	4.57%	7.10%	14.42%	31.11%	(19.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$591,032	$526,727	$406,626	$256,460	$86,036
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.29%	1.29%	1.21%	1.28%	1.17%
Before waivers, reimbursements and fees paid indirectly (a)	1.35%	1.37%	1.40%	1.58%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.79%	0.78%	1.10%	0.67%	0.65%
After waivers, reimbursements and fees paid indirectly (a)	0.85%	0.84%	1.24%	0.74%	0.83%
Before waivers, reimbursements and fees paid indirectly (a)	0.79%	0.76%	1.05%	0.44%	(0.02)%
Portfolio turnover rate	36%	76%	99%	135%	129%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$— #	$0.01	$0.02	$0.06

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.12	$9.63	$8.75	$6.30	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)	(0.08)	(0.06)	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	0.44	0.89	1.10	2.58	(3.64)

Total from investment operations	0.40	0.81	1.04	2.56	(3.70)

Less distributions:
Distributions from net realized gains	(0.12)	(1.32)	(0.16)	(0.11)	—

Net asset value, end of period	$9.40	$9.12	$9.63	$8.75	$6.30

Total return (b)	4.50%	8.66%	12.04%	40.60%	(37.00)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,626	$223,527	$395,739	$242,059	$2,571
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.31%	1.35%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.26%	1.30%	1.25%	1.21%	1.26%
Before waivers, reimbursements and fees paid indirectly (a)	1.31%	1.35%	1.35%	1.45%	2.06%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.78)%	(0.89)%	(1.00)%	(0.96)%	(0.99)%
After waivers, reimbursements and fees paid indirectly (a)	(0.73)%	(0.84)%	(0.90)%	(0.82)%	(0.90)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.78)%	(0.89)%	(1.00)%	(1.06)%	(1.70)%
Portfolio turnover rate	41%	87%	76%	119%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.05

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.01	$9.55	$8.70	$6.28	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.09)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments	0.43	0.88	1.10	2.58	(3.64)

Total from investment operations	0.38	0.78	1.01	2.53	(3.72)

Less distributions:
Distributions from net realized gains	(0.12)	(1.32)	(0.16)	(0.11)	—

Net asset value, end of period	$9.27	$9.01	$9.55	$8.70	$6.28

Total return (b)	4.33%	8.41%	11.76%	40.25%	37.20%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$533,243	$498,431	$468,973	$334,622	$85,237
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.56%	1.60%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.51%	1.55%	1.50%	1.46%	1.51%
Before waivers, reimbursements and fees paid indirectly (a)	1.56%	1.60%	1.60%	1.70%	2.31%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(1.03)%	(1.14)%	(1.25)%	(1.21)%	(1.24)%
After waivers, reimbursements and fees paid indirectly (a)	(0.98)%	(1.09)%	(1.15)%	(1.07)%	(1.15)%
Before waivers, reimbursements and fees paid indirectly (a)	(1.03)%	(1.14)%	(1.25)%	(1.31)%	(1.95)%
Portfolio turnover rate	41%	87%	76%	119%	196%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.74	$11.48	$10.50	$7.49	$10.00

Income (loss) from investment operations:
Net investment income	— #	0.01	0.01	0.01	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.63	0.83	1.60	3.06	(2.52)

Total from investment operations	0.63	0.84	1.61	3.07	(2.51)

Less distributions:
Distributions from realized gains	(0.25)	(2.58)	(0.63)	(0.06)	—

Net asset value, end of period	$10.12	$9.74	$11.48	$10.50	$7.49

Total return (b)	6.57%	7.61%	15.47%	40.94%	(25.10)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$317,450	$319,455	$842,150	$546,951	$2,981
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.35%	1.29%	1.35%	1.35%	1.35%
After waivers, reimbursements and fees paid indirectly (a)	1.33%	1.24%	1.29%	1.27%	1.21%
Before waivers, reimbursements and fees paid indirectly (a)	1.35%	1.29%	1.35%	1.41%	1.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	0.06%	0.04%	0.02%	0.01%	0.03%
After waivers, reimbursements and fees paid indirectly (a)	0.08%	0.09%	0.08%	0.09%	0.17%
Before waivers, reimbursements and fees paid indirectly (a)	0.06%	0.04%	0.02%	(0.05)%	(0.55)%
Portfolio turnover rate	34%	58%	61%	63%	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$—	$—	$—	$0.01	$0.05

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$9.61	$11.39	$10.45	$7.47	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)	(0.02)	(0.02)	(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.62	0.82	1.59	3.05	(2.52)

Total from investment operations	0.61	0.80	1.57	3.04	(2.53)

Less distributions:
Distributions from realized gains	(0.25)	(2.58)	(0.63)	(0.06)	—

Net asset value, end of period	$9.97	$9.61	$11.39	$10.45	$7.47

Total return (b)	6.45%	7.29%	15.16%	40.64%	(25.30)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$537,900	$510,799	$498,370	$321,345	$93,565
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.60%	1.54%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.58%	1.49%	1.54%	1.52%	1.46%
Before waivers, reimbursements and fees paid indirectly (a)	1.60%	1.54%	1.60%	1.66%	2.18%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.19)%	(0.21)%	(0.23)%	(0.24)%	(0.22)%
After waivers, reimbursements and fees paid indirectly (a)	(0.17)%	(0.16)%	(0.17)%	(0.16)%	(0.08)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.19)%	(0.21)%	(0.23)%	(0.30)%	(0.80)%
Portfolio turnover rate	34%	58%	61%	63%	88%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.01	$0.05

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.34	$9.26	$8.87	$5.76	$10.00

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.08)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.29)	1.16	0.50	3.38	(4.16)

Total from investment operations	(0.32)	1.08	0.45	3.33	(4.24)

Less distributions:
Distributions from realized gains	—	—	(0.06)	(0.22)	—

Net asset value, end of period	$10.02	$10.34	$9.26	$8.87	$5.76

Total return (b)	(3.09)%	11.54%	5.25%	58.24%	(42.50)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$27,865	$27,263	$25,939	$9,303	$1,597
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.41%	1.42%	1.60%	1.60%	1.60%
After waivers, reimbursements and fees paid indirectly (a)	1.38%	1.36%	1.50%	1.45%	1.48%
Before waivers, reimbursements and fees paid indirectly (a)	1.41%	1.42%	1.60%	2.03%	3.52%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.64)%	(0.91)%	(0.80)%	(1.35)%	(1.29)%
After waivers, reimbursements and fees paid indirectly (a)	(0.61)%	(0.85)%	(0.70)%	(1.20)%	(1.17)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.64)%	(0.91)%	(0.80)%	(1.78)%	(3.21)%
Portfolio turnover rate	89%	148%	160%	169%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.02	$0.13

Class B	Six Months Ended June 30, 2006 (c) (Unaudited)	Year Ended December 31,
		2005 (c)	2004	2003	2002(c)
Net asset value, beginning of period	$10.23	$9.19	$8.82	$5.74	$10.00

Income (loss) from investment operations:
Net investment loss	(0.05)	(0.10)	(0.06)	(0.06)	(0.09)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(0.28)	1.14	0.49	3.36	(4.17)

Total from investment operations	(0.33)	1.04	0.43	3.30	(4.26)

Less distributions:
Distributions from realized gains	—	—	(0.06)	(0.22)	—

Net asset value, end of period	$9.90	$10.23	$9.19	$8.82	$5.74

Total return (b)	(3.13)%	11.20%	5.05%	57.64%	(42.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$491,275	$507,474	$486,608	$113,251	$21,937
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.66%	1.67%	1.85%	1.85%	1.85%
After waivers, reimbursements and fees paid indirectly (a)	1.63%	1.61%	1.75%	1.70%	1.73%
Before waivers, reimbursements and fees paid indirectly (a)	1.66%	1.67%	1.85%	2.28%	3.77%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	(0.89)%	(1.16)%	(1.05)%	(1.60)%	(1.54)%
After waivers, reimbursements and fees paid indirectly (a)	(0.86)%	(1.10)%	(0.95)%	(1.45)%	(1.42)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.89)%	(1.16)%	(1.05)%	(2.03)%	(3.46)%
Portfolio turnover rate	89%	148%	160%	169%	154%
Effect of contractual expense limitation during the period:
Per share benefit to net investment loss	$—	$—	$—	$0.02	$0.13

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

*	Commencement of operations.
#	Per share amount is less than $0.01.
‡	Amount is less than 1%.
‡‡	Amount is less than 0.01%.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Net investment income and capital changes are based on average shares outstanding.
(e)	On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio.
(f)	On November 22, 2002, this Portfolio received, through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(h)	Reflects purchases and sales from change in investment strategy.
(i)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/High Yield Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/High Yield Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/High Yield Portfolio from January 1, 2003 through August 14, 2003.
(j)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Aggressive Stock Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Aggressive Stock Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Aggressive Stock Portfolio from January 1, 2003 through August 14, 2003.
(k)	On August 15, 2003, this Portfolio received, through a merger, the assets and liabilities of the EQ/Balanced Portfolio that followed the same investment objectives of this Portfolio. The information from January 1, 2001 through August 14, 2003 is that of the predecessor EQ/Balanced Portfolio. Information for the year ended December 31, 2003 includes the results of the operations of the predecessor EQ/Balanced Portfolio from January 1, 2003 through August 14, 2003.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and eleven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Technology Portfolio, Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (formerly the AXA Target Allocation 2015 Portfolio, AXA Target Allocation 2025 Portfolio, AXA Target Allocation 2035 Portfolio and AXA Target Allocation 2045 Portfolio). The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), is provided by multiple investment sub-advisers (each an “Adviser”). The four Target Allocation Portfolios are expected to commence operations on or about August 31, 2006.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by AXA Equitable (EQ Advisors Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company (“ALAC”), MONY Life Insurance Company (“MONY”) and MONY Life Insurance Company of America (“MONY America”), as well as insurance companies that are not affiliated with

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

AXA Equitable, ALAC, MONY or MONY America and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for the AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Technology Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), Legg Mason Capital Management, Inc., Marsico Capital Management, LLC (“Marsico”) and MFS Investment Management (“MFS”)) — Long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — To seek a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by PIMCO and Post Advisory Group, LLC) —High total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by AllianceBernstein, J.P. Morgan Investment Management Inc. and Marsico) — Long-term growth of capital.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by AllianceBernstein, RCM and TCW Investment Management Company (“TCW”)) — Long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC and MFS) — Long-term growth of capital.

AXA Premier VIP Mid Cap Growth Portfolio (advised by AllianceBernstein, Franklin Advisers, Inc., and Provident Investment Counsel, Inc.) — Long-term growth of capital.

AXA Premier VIP Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable), TCW and Wellington ) — Long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by Firsthand Capital Management, Inc., RCM and Wellington) — Long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”) applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year.

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2006, several Portfolios reduced expenses under these arrangements as follows:

Portfolios:	Amount
AXA Premier VIP Aggressive Equity	$275,076
AXA Premier VIP Health Care	143,574
AXA Premier VIP International Equity	81,339
AXA Premier VIP Large Cap Core Equity	55,710
AXA Premier VIP Large Cap Growth	35,279
AXA Premier VIP Large Cap Value	308,560
AXA Premier VIP Mid Cap Growth	169,033
AXA Premier VIP Mid Cap Value	84,599
AXA Premier VIP Technology	79,970

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2006, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at June 30, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying portfolios in which to invest

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NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

and the appropriate allocations for each of the AXA Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2006, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

	(as a percentage of average daily net assets)
Portfolios:	First $1.5 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP Core Bond	0.600%	0.575%	0.550%	0.525%	0.500%

	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Premier VIP Aggressive Equity	0.650%	0.600%	0.575%	0.550%	0.525%
AXA Premier VIP Health Care	1.200	1.150	1.125	1.100	1.075
AXA Premier VIP International Equity	1.050	1.000	0.975	0.950	0.925
AXA Premier VIP Large Cap Core Equity	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Growth	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Large Cap Value	0.900	0.850	0.825	0.800	0.775
AXA Premier VIP Mid Cap Growth	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Mid Cap Value	1.100	1.050	1.025	1.000	0.975
AXA Premier VIP Technology	1.200	1.150	1.125	1.100	1.075

	First $750 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
AXA Premier VIP High Yield	0.600%	0.575%	0.550%	0.530%	0.520%

On behalf of the Trust, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays AXA Equitable a fee at an annual rate of 0.15% of the Trust’s total average net assets plus $35,000 per Portfolio and an additional $35,000 for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style).

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares. The Trust’s Class A shares are not subject to such fees.

Note 6 Expense Limitation

Pursuant to a contract, AXA Equitable has agreed to make payments or waive its fees to limit the expenses of certain Portfolios through April 30, 2007 (“Expense Reimbursement Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio are limited to:

Portfolios:
AXA Conservative Allocation	0.10%
AXA Conservative-Plus Allocation	0.10%
AXA Moderate Allocation	0.10%
AXA Moderate-Plus Allocation	0.10%
AXA Aggressive Allocation	0.10%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Portfolios:
Target 2045 Allocation	0.35%
AXA Premier VIP Core Bond	0.70%
AXA Premier VIP Health Care	1.60%
AXA Premier VIP International Equity	1.55%
AXA Premier VIP Large Cap Core Equity	1.10%
AXA Premier VIP Large Cap Growth	1.10%
AXA Premier VIP Large Cap Value	1.10%
AXA Premier VIP Mid Cap Growth	1.35%
AXA Premier VIP Mid Cap Value	1.35%
AXA Premier VIP Technology	1.60%

During the six months ended June 30, 2006, the Manager received $158,467 in recoupments for all of the Portfolios within the Trust. These recoupments in excess of waivers during the six months are presented as Recoupment Fees in the Statement of Operations. At June 30, 2006, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

Portfolios:	Amount Eligible through				Total Eligible for Reimbursement
	2006	2007	2008	2009
AXA Conservative Allocation	$37,420	$209,274	$390,859	$261,465	$899,018
AXA Conservative-Plus Allocation	38,850	290,018	661,740	513,187	1,503,795
AXA Moderate Allocation	3,080,787	7,543,344	9,769,040	5,568,672	25,961,843
AXA Moderate-Plus Allocation	42,721	801,029	3,142,219	3,077,521	7,063,490
AXA Aggressive Allocation	37,956	309,575	756,958	710,339	1,814,828
AXA Premier VIP Core Bond	705,095	1,360,744	1,549,648	731,650	4,347,137
AXA Premier VIP Large Cap Core Equity	152,724	194,463	136,218	1,500	484,905
AXA Premier VIP Large Cap Growth	200,010	184,899	93,920	36,416	515,245
AXA Premier VIP Large Cap Value	188,892	178,587	72,205	—	439,684

The AXA Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.55% to 0.80%
AXA Conservative-Plus Allocation	0.65% to 0.90%
AXA Moderate Allocation	0.70% to 0.95%
AXA Moderate-Plus Allocation	0.75% to 1.00%
AXA Aggressive Allocation	0.80% to 1.05%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.65% to 0.90%	0.90% to 1.15%
AXA Conservative-Plus Allocation	0.75% to 1.00%	1.00% to 1.25%
AXA Moderate Allocation	0.80% to 1.05%	1.05% to 1.30%
AXA Moderate-Plus Allocation	0.85% to 1.10%	1.10% to 1.35%
AXA Aggressive Allocation	0.90% to 1.15%	1.15% to 1.40%

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

Absent the Expense Limitation Agreement of the Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.87% to 1.12%	1.12% to 1.37%
AXA Conservative-Plus Allocation	0.93% to 1.18%	1.18% to 1.43%
AXA Moderate Allocation	0.96% to 1.21%	1.21% to 1.46%
AXA Moderate-Plus Allocation	1.01% to 1.26%	1.26% to 1.51%
AXA Aggressive Allocation	1.08% to 1.33%	1.33% to 1.58%

The above Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 7 Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2006, the total amount deferred by the Trustees participating in the Plan was $410,134.

Note 8 Percentage of Ownership

At June 30, 2006, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.11%
AXA Conservative-Plus Allocation	0.03
AXA Moderate Allocation	0.09
AXA Moderate-Plus Allocation	0.00	#
AXA Aggressive Allocation	0.03
AXA Premier VIP Aggressive Equity	0.14
AXA Premier VIP Core Bond	0.02
AXA Premier VIP Health Care	0.48
AXA Premier VIP High Yield	0.06
AXA Premier VIP International Equity	0.03
AXA Premier VIP Large Cap Core Equity	0.29
AXA Premier VIP Large Cap Growth	0.39
AXA Premier VIP Large Cap Value	0.15
AXA Premier VIP Mid Cap Growth	0.05
AXA Premier VIP Mid Cap Value	0.05
AXA Premier VIP Technology	0.26

#	Percentage of ownership is less than 0.005%.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

June 30, 2006 (Unaudited)

The following table represents the percentage of ownership that each AXA Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of June 30, 2006.

Portfolios:	AXA Conservative Allocation		AXA Conservative- Plus Allocation		AXA Moderate Allocation		AXA Moderate- Plus Allocation	AXA Aggressive Allocation
AXA Premier VIP Aggressive Equity	0.24%		0.55%		11.19%		10.41%	2.67%
AXA Premier VIP Core Bond	2.09		3.44		34.04		20.07	1.89
AXA Premier VIP High Yield	0.93		1.56		19.82		—	—
AXA Premier VIP International Equity	0.49		2.44		24.72		24.45	6.72
AXA Premier VIP Large Cap Core Equity	0.38		1.51		24.13		29.01	7.06
AXA Premier VIP Large Cap Value	0.62		1.99		19.87		21.02	6.21
AXA Premier VIP Mid Cap Growth	—		0.22		20.82		3.65	0.43
AXA Premier VIP Mid Cap Value	0.49		0.92		24.20		7.14	0.80
EQ/Alliance Large Cap Growth	—		—		8.80		2.21	0.88
EQ/Alliance Quality Bond	0.40		0.88		50.67		8.49	0.75
EQ/Bernstein Diversified Value	0.47		1.67		11.43		12.61	3.90
EQ/Capital Guardian International	0.18		0.84		10.90		10.32	1.55
EQ/Evergreen International Bond	4.68		8.11		68.26		—	—
EQ/Lazard Small Cap Value	—		0.70		10.98		10.79	4.04
EQ/Long Term Bond	5.29		7.54		32.83		28.12	—
EQ/Marsico Focus	0.30		1.34		13.61		12.95	4.07
EQ/Mercury Basic Value Equity	0.30		1.19		25.71		15.50	3.39
EQ/Mercury International Value	0.12		0.58		7.49		11.73	4.85
EQ/Money Market	—	#	—	#	—	#	—	—
EQ/Short Duration Bond	7.54		11.17		47.34		24.71	—
EQ/Small Company Index	—		1.27		5.32		10.94	4.04
EQ/Van Kampen Emerging Markets Equity	—		—		8.65		9.33	2.52

#	Percentage of ownership is less than 0.005%.

The following table represents the percentage of ownership that the EQ/Enterprise Moderate Allocation Portfolio has in each respective Underlying Portfolio’s net assets as of June 30, 2006.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

June 30, 2006 (Unaudited)

Portfolios:	EQ/ Enterprise Moderate Allocation
AXA Premier VIP Aggressive Equity	0.66%
AXA Premier VIP Core Bond	3.64
AXA Premier VIP High Yield	1.17
AXA Premier VIP Large Cap Core Equity	5.47
AXA Premier VIP Large Cap Value	0.77
AXA Premier VIP Mid Cap Growth	0.50
AXA Premier VIP Mid Cap Value	1.05

Note 9 Subsequent Events

At a meeting held on July 27, 2006, the Trustees approved the following Administration fee structure effective January 1, 2007, for all of the Portfolios, except the Allocation Portfolios and the Target Allocation Portfolios:

0.150 of 1% of total Trust assets up to and including $15 billion;

0.140 of 1% of total Trust assets in excess of $15 billion and up to and including $30 billion;

0.125 of 1% of total Trust assets in excess of $30 billion.

APPROVALS OF INVESTMENT MANAGEMENT AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED

JUNE 30, 2006 (UNAUDITED)

During the six-month period ended June 30, 2006, the Board of Trustees, including the Independent Trustees, unanimously approved the Investment Management Agreement (the “Management Agreement” or “Agreement”) with AXA Equitable (the “Manager”) with respect to the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (collectively, the “Portfolios” and, individually, a “Portfolio”), effective as of May 31, 2006.

In approving the Management Agreement, the Board considered the overall fairness of the Agreement and whether it was in the best interest of the affected Portfolio. In this connection, the Board considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, extent and quality of the services to be provided to the Portfolio by the Manager and its affiliates; (2) the performance of comparable portfolios advised by the Manager as compared to an appropriate benchmark and peer group; (3) the level of the Portfolio’s proposed management fee; (4) the anticipated costs of the services to be provided and profits expected to be realized by the Manager and its affiliates from the relationship with the Portfolio; and (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses. In considering the Agreement, the Board did not identify any single factor or item of information as all-important or controlling.

In connection with its deliberations, the Board, among other things, received information, in advance of the meeting at which the approvals were made, from the Manager regarding the factors set forth above and met with representatives of the Manager to discuss the Agreement. The Independent Trustees were assisted by independent counsel during their deliberations and received materials discussing the legal standards applicable to their consideration of the Agreement.

The Board, in examining the nature, extent and quality of the services provided by the Manager to the Portfolios, considered the Manager’s experience in serving as an investment adviser for the Trust and funds comparable to the Portfolios. The Board noted the responsibilities of the Manager to the Trust and the Portfolios. In particular, the Board considered that the Manager is responsible for making investment decisions on behalf of the Portfolios, oversight of compliance with Portfolio policies and objectives, and implementation of Board directives as they relate to the Portfolios. The Board also received information regarding the Manager’s investment process and the qualifications and experience of each of the Manager’s portfolio managers who would provide services to the Portfolios.

In evaluating the Manager’s proposed compensation, the Board reviewed the proposed fees payable under the Agreement. The Board also reviewed and considered the extent to which the Manager’s fee schedule provides for breakpoints (i.e., a reduction of the applicable advisory fee rate as assets increase). In addition, the Board examined the fees to be paid by each Portfolio in light of fees charged by the Manager to similar funds it manages. The Board noted that the proposed management fee rate and the anticipated expense ratios of the Class A and Class B shares of the Portfolios are comparable to the management fee rate and expense ratios, respectively, of its peer group. The Board further considered that the Manager had undertaken contractual expense limitations with respect to the Portfolios, which are subject to renewal by the Board and the Manager on an annual basis. The Board also considered that the Portfolios invest in underlying portfolios managed by the Manager and that the Portfolios will bear the fees of such portfolios, which include management and administration fees paid to the Manager, and in certain instances, advisory fees paid by the Manager to its affiliates.

In addition, the Board evaluated the Manager’s anticipated costs and profitability in providing services to the Portfolios, including the costs associated with the research and investment processes, personnel, systems and infrastructure necessary to perform its functions. As part of its evaluation, the Board also considered other benefits that may be realized by the Manager and its affiliates from their relationship with the Trust. The Board noted, among other things, that AXA Equitable serves as the administrator for the Portfolios, receiving compensation for acting in this capacity, and is responsible for, among other things, coordinating the Trust’s audits, financial statements and tax returns and managing expenses and budgeting for the Trust. In addition, the Board recognized that two of the Manager’s affiliates, AllianceBern-stein, L.P. and AXA Rosenberg Investment Management LLC, serve as investment subadvisers to certain Portfolios and, as such, receive advisory fees that are paid by the Manager out of the fees that it earns from the Trust. The Board also recognized that certain other affiliates of the Manager, AXA Advisors

LLC and AXA Distributors LLC, serve as the underwriters for the Trust, and as such, receive Rule 12b-1 payments from the Portfolios with respect to their Class B shares to compensate them for providing shareholder services and selling activities. Further, the Board recognized that Sanford C. Bernstein & Co., LLC, which is a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Trust in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution.

The Board also considered conflicts of interest that may arise between the Trust and the Manager in connection with the services they provide to the Portfolios and the various relationships that they and their affiliates may have with the Trust. For example, the Board noted that conflicts may arise as a result of the Manager advising the Portfolios, as its selection of underlying portfolios in which to invest may have a positive or negative effect on its revenues and/or profits. In this connection, the Board took into consideration the manner in which the Manager sought to address such conflicts.

Based on these considerations, the Board was satisfied, with respect to each Portfolio, that: (1) the Portfolio was reasonably likely to benefit from the nature, quality and extent of the Manager’s services; (2) the Manager’s proposed compensation, including any direct or indirect benefits derived by it or its affiliates, is fair and reasonable; and (3) the performance of the comparable funds advised by the Manager generally has been reasonable in relation to the performance of their benchmarks and peer groups. Based on the foregoing, the Board, including the Independent Trustees, unanimously approved the Agreement with respect to each Portfolio.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee

Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present.	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co- Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	116	None

Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (54)	Trustee	From November 2001 to present	President of Weichert Enterprise LLC, a private and public equity market investment firm; co-founder of Excelsior Ventures Management, a private equity and venture capital firm; from 1991 to 1998, held various positions with ITT Corporation, including President and COO of ITT Consumer Financial Corp. and Chairman, President and CEO of ITT Information Services.	33	From 2002 to present, Director of Access IT Integrated Technologies, Inc.; from 2005 to present, director of Jones Apparel Group, Inc.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustee (Continued)

Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (60)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	33	None

Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (49)	Trustee	From November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock-Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	33	None

Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (59)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	33	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers

Steven M. Joenk 1290 Avenue of the Americas, New York, New York 10104 (47)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since July 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (50)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable; from July 1999 to May 2003, Vice President and Counsel of AXA Financial and AXA Equitable.

Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (44)	Chief Financial Officer and Treasurer	Chief Financial Officer from December 2002 to present; Treasurer from November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from October 1999 to February 2001, Assistant Vice President of AXA Financial.

Andrew S. Novak, Esq. 1290 Avenue of the Americas, New York, New York 10104 (38)	Chief Compliance Officer	From September 2005 to present	From September 2005 to present, Chief Compliance Officer of AXA Financial’s Funds Management Group; from May 2003 to September 2005, Vice President and Counsel of AXA Financial and AXA Equitable; from May 2002 to May 2003, Counsel of AXA Financial and AXA Equitable; from May 2001 to April 2002, Associate General Counsel and Chief Compliance Officer of Royce & Associates, Inc.

Kenneth B. Beitler 1290 Avenue of the Americas, New York, New York 10104 (47)	Vice President	From November 2001 to present	From February 2003 to present, Vice President of AXA Financial; from February 2002 to February 2003, Assistant Vice President of AXA Financial; from May 1999 to February 2002, Senior Investment Analyst of AXA Financial.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (44)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial; from July 2004 to present, a director of Enterprise Capital Management, Inc.; from September 1997 to January 2001, Assistant Vice President, Office of the Chief Investment Officer of AXA Financial.

William T. MacGregor 1290 Avenue of the Americas, New York, New York 10104 (30)	Vice President and Assistant Secretary	From June 2006 to present	From May 2006 to present, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley, Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.; from September 2000 to April 2002, Associate Attorney, Zach Kosnitzky, P.A.

Patricia Maxey 1290 Avenue of the Americas, New York, New York 10104 (39)	Vice President and Assistant Secretary	From December 2005 to present	From October 2005 to present, Counsel of AXA Equitable; from February 2004 to August 2005, Chief Compliance Officer of Van Eck Global; from January 2001 to February 2004, Associate of Kirkpatrick & Lockhart Nicholson Graham LLP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President and Anti- Money Laundering (“AML”) Compliance Officer	From December 2005 to present	From August 2005 to present, Vice President of AXA Financial and AXA Equitable; from March 2004 to August 2005, Vice President of AXA Financial and AXA Equitable and Compliance Officer of AXA Financial’s Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President of AXA Financial and AXA Equitable; from February 2001 to May 2002, Compliance Officer of AXA Financial and AXA Equitable.

Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (38)	Vice President and Assistant Treasurer	Vice President from December 2002 to present; Assistant Treasurer from November 2001 to present	From February 2003 to present, Vice President of AXA Financial and AXA Equitable; from January 2001 to February 2003, Assistant Vice President of AXA Financial and AXA Equitable; from December 1999 to January 2001, Senior Fund Administrator of AXA Financial and AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant AML Compliance Officer	From December 2005 to present	From August 2005 to present, Associate Compliance Officer of AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein L.P.; from January 1999 to April 2002, Business Analyst, AllianceBernstein L.P.

Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Financial; from October 1995 to August 2001, Senior Paralegal of The Dreyfus Corporation.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2006 is available (i) on the Trust’s proxy voting information website at http://www.axaonline.com (go to “Tools & Calculators” and click on “Proxy Voting” box under the “Investing Tools” column) and (ii) on the Securities and Exchange Commission’s website at http:// www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required.

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. – Complete schedule included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 12(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 12(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
August 31, 2006

/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer
August 31, 2006